1933 Act Registration No. 033-16905
1940 Act Registration No. 811-05309
As filed with the Securities and Exchange Commission on January 18, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No. _____	☐
Post-Effective Amendment No. 107	☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 107	☑
FIRST AMERICAN INVESTMENT FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)
(612) 303-7557
(Registrant’s Telephone Number, including Area Code)
Michael W. Kremenak
U.S. Bancorp Center
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box):
☐     immediately upon filing pursuant to paragraph (b) of Rule 485.
☐     on (date) pursuant to paragraph (b) of Rule 485.
☑     60 days after filing pursuant to paragraph (a)(1) of Rule 485.
☐     on (date) pursuant to paragraph (a)(1) of Rule 485.
☐     75 days after filing pursuant to paragraph (a)(2) of Rule 485.
☐     on (date) pursuant to paragraph (a)(2) of Rule 485.

CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 106
     This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:
The Facing Sheet
Part A — The Prospectus for the Nuveen Core Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Intermediate Government Bond Fund, Nuveen Intermediate Term Bond Fund, Nuveen Short Term Bond Fund and Nuveen Total Return Bond Fund; the Prospectus for the Nuveen Short Tax Free Fund, Nuveen Intermediate Tax Free Fund, Nuveen Tax Free Fund, Nuveen California Tax Free Fund, Nuveen Colorado Tax Free Fund, Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Missouri Tax Free Fund, Nuveen Nebraska Municipal Bond Fund, Nuveen Ohio Tax Free Fund and Nuveen Oregon Intermediate Municipal Bond Fund
Part B — The Statement of Additional Information for the Nuveen Core Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Intermediate Government Bond Fund, Nuveen Intermediate Term Bond Fund, Nuveen Short Term Bond Fund, Nuveen Total Return Bond Fund, Nuveen Short Tax Free Fund, Nuveen Intermediate Tax Free Fund, Nuveen Tax Free Fund, Nuveen California Tax Free Fund, Nuveen Colorado Tax Free Fund, Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Missouri Tax Free Fund, Nuveen Nebraska Municipal Bond Fund, Nuveen Ohio Tax Free Fund and Nuveen Oregon Intermediate Municipal Bond Fund
Part C — Other Information
Signatures
Index to Exhibits
Exhibits
     First American Investment Funds, Inc. is a multi series investment company that consists of thirty-seven series. Nineteen of those series, the Nuveen Equity Income Fund, Nuveen Large Cap Growth Opportunities Fund, Nuveen Large Cap Select Fund, Nuveen Large Cap Value Fund, Nuveen Mid Cap Growth Opportunities Fund, Nuveen Mid Cap Select Fund, Nuveen Mid Cap Value Fund, Nuveen Small Cap Growth Opportunities Fund, Nuveen Small Cap Select Fund, Nuveen Small Cap Value Fund, Nuveen Real Estate Securities Fund, Nuveen Global Infrastructure Fund, Nuveen International Fund, Nuveen International Select Fund, Nuveen Equity Index Fund, Nuveen Mid Cap Index Fund, Nuveen Small Cap Index Fund, Nuveen Quantitative Large Cap Core Fund and Nuveen Tactical Market Opportunities Fund, are not included in this amendment to the Registration Statement and are not affected by this amendment to the Registration Statement.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.
Preliminary Prospectus dated January 18, 2011
Subject to Completion

Mutual Funds

Prospectus , 2011

Nuveen Income Funds (formerly First American Income Funds)

Class / Ticker Symbol
Fund Name	Class A	Class B	Class C	Class R3	Class I
Nuveen Core Bond Fund	FAFIX	FFIBX	FFAIX	FFISX	FFIIX

Nuveen High Income Bond Fund	FJSIX	FJSBX	FCSIX	FANSX	FJSYX

Nuveen Inflation Protected Securities Fund	FAIPX	—	FCIPX	FRIPX	FYIPX

Nuveen Intermediate Government Bond Fund	FIGAX	—	FYGCX	FYGRX	FYGYX

Nuveen Intermediate Term Bond Fund	FAIIX	—	NTIBX	—	FINIX

Nuveen Short Term Bond Fund	FALTX	—	FBSCX	—	FLTIX

Nuveen Total Return Bond Fund	FCDDX	FCBBX	FCBCX	FABSX	FCBYX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Section 1 Fund Summaries

Nuveen Core Bond Fund	2

Nuveen High Income Bond Fund	7

Nuveen Inflation Protected Securities Fund	12

Nuveen Intermediate Government Bond Fund	18

Nuveen Intermediate Term Bond Fund	23

Nuveen Short Term Bond Fund	28

Nuveen Total Return Bond Fund	33

Section 2 How We Manage Your Money

Who Manages the Funds	38

What Types of Securities We Invest In	40

What the Risks Are	42

Section 3 How You Can Buy and Sell Shares

What Share Classes We Offer	46

How to Reduce Your Sales Charge	49

How to Buy Shares	49

Special Services	51

How to Sell Shares	52

Section 4 General Information

Dividends, Distributions and Taxes	54

Distribution and Service Plans	55

Net Asset Value	56

Frequent Trading	56

Fund Service Providers	58

Section 5 Financial Highlights	59

Section 1  Fund Summaries

Nuveen Core Bond Fund
(formerly First American Core Bond Fund)

Investment Objective
The investment objective of the fund is to provide investors with high current income consistent with limited risk to capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 46 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class R3 shares were formerly designated as Class R shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	5.00%	1.00%	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R3	Class I

Management Fees	0.62%	0.62%	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%

Gross Annual Operating Expenses[4]	0.96%	1.71%	1.71%	1.21%	0.71%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption

	A	B	C	R3	I	A	B	C	R3	I

1 year	$519	$674	$174	$123	$73	$519	$174	$174	$123	$73
3 years	$718	$839	$539	$384	$227	$718	$539	$539	$384	$227
5 years	$933	$1,028	$928	$665	$395	$933	$928	$928	$665	$395
10 years	$1,553	$1,821	$2,019	$1,466	$883	$1,553	$1,821	$2,019	$1,466	$883

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

2	Fee applies to individual retirement accounts (IRAs) and Coverdell Education Savings Accounts. Other accounts with balances below $1,000 may be liquidated at the discretion of the fund’s investment adviser upon prior written notice to shareholders.

3	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator, and a decrease in the fund’s net assets after the fiscal year end due to certain redemptions by an affiliate.

 2
Section 1  Fund Summaries

4	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.95%, 1.70%, 1.70%, 1.20%, and 0.70%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

•	U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.
•	residential and commercial mortgage-backed securities.
•	asset-backed securities.
•	corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Up to 10% of the fund’s total assets may be invested collectively in the following categories of debt securities:

•	securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund’s adviser (securities commonly referred to as “high yield” or “junk bonds”). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.
•	non-dollar denominated debt obligations of foreign corporations and governments.
•	debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for rapid economic growth, provided that no issuer included in the fund’s current benchmark index will be considered to be located in an emerging market country.

The fund may invest up to 25% of its total assets in U.S. dollar denominated debt obligations of foreign corporations and governments that are not located in emerging market countries.

The fund’s adviser selects securities using a “top-down” approach, which begins with the formulation of the adviser’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the adviser selects individual securities within these sectors or industries.

The fund invests primarily in debt securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 10% of the fund’s total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund’s adviser. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund’s debt securities must be either U.S. government securities or securities that are rated A or better or are unrated and of comparable quality. Unrated securities will not exceed 25% of the fund’s total assets.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of fifteen years or less and an average effective duration of three to eight years. The fund’s weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of its total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Section 1  Fund Summaries    3

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Dollar Roll Transaction Risk—The use of dollar rolls can increase the volatility of the fund’s share price, and it may have an adverse impact on performance unless the adviser correctly predicts mortgage prepayments and interest rates.

Emerging Markets Risk—Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Foreign Security Risk—Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

International Investing Risk—Investing in non-dollar denominated foreign securities involves risk not typically associated with U.S. investing, such as currency risk, risks of trading in foreign securities markets, and political and economic risks.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated

 4
Section 1  Fund Summaries

performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 13.06% and -6.39%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
					Since
	Inception				Inception
	Date	1 Year	5 Years	10 Years	(Class R3)

Class Returns Before Taxes:
Class A	12/22/87	3.08%	4.58%	4.82%	N/A
Class B	8/15/94	1.87%	4.53%	4.48%	N/A
Class C	2/1/99	6.82%	4.68%	4.48%	N/A
Class R3	9/24/01	7.38%	5.27%	N/A	4.69%
Class I	2/4/94	7.96%	5.74%	5.53%	N/A

Class A Return After Taxes:
On Distributions		1.65%	2.85%	3.09%	N/A
On Distributions and Sale of Fund Shares		1.98%	2.86%	3.07%	N/A

Barclays Capital Aggregate Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%	5.46%

1	An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.

Section 1  Fund Summaries    5

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Managers

	Title	Portfolio Manager of Fund Since:

Chris J. Neuharth, CFA	Managing Director	October 2002
Timothy A. Palmer, CFA	Managing Director	May 2003
Wan-Chong Kung, CFA	Senior Vice President	June 2001
Jeffrey J. Ebert	Senior Vice President	December 2005

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class B shares are available only through exchanges and dividend reinvestments by current Class B shareholders. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I

Eligibility and Minimum Initial Investment
$3,000 for all accounts except:

•   $2,500 for Traditional/Roth
IRA accounts.

•   $2,000 for Coverdell
Education Savings
Accounts.

•   $250 for accounts opened
through fee-based
programs.

•   No minimum for retirement
plans.
		Available only through certain retirement plans. No minimum.
Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•   No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information
The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

 6
Section 1  Fund Summaries

Nuveen High Income Bond Fund
(formerly First American High Income Bond Fund)

Investment Objective
The Investment objective of the fund is to provide investors with a high level of current income.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 46 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class R3 shares were formerly designated as Class R shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	5.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R3	Class I

Management Fees	0.79%	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses[3]	0.19%	0.19%	0.19%	0.19%	0.19%
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%	0.04%

Gross Annual Operating Expenses	1.27%	2.02%	2.02%	1.52%	1.02%
Less Expense Reimbursement	(0.13)%	(0.13)%	(0.13)%	(0.13)%	(0.13)%

Net Annual Operating Expenses[4]	1.14%	1.89%	1.89%	1.39%	0.89%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption

	A	B	C	R3	I	A	B	C	R3	I

1 Year	$586	$692	$192	$142	$91	$586	$192	$192	$142	$91
3 Years	$846	$921	$621	$468	$312	$846	$621	$621	$468	$312
5 Years	$1,127	$1,176	$1,076	$817	$551	$1,127	$1,076	$1,076	$817	$551
10 Years	$1,925	$2,144	$2,338	$1,801	$1,236	$1,925	$2,144	$2,338	$1,801	$1,236

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

2	Fee applies to individual retirement accounts (IRAs) and Coverdell Education Savings Accounts. Other accounts with balances below $1,000 may be liquidated at the discretion of the fund’s investment adviser upon prior written notice to shareholders.

3	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator, and a decrease in the fund’s net assets after the fiscal year end due to certain redemptions by an affiliate.

Section 1  Fund Summaries    7

4	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 1.10%, 1.85%, 1.85%, 1.35%, and 0.85%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities rated lower than investment grade at the time of purchase or in unrated securities of comparable quality (securities commonly referred to as “high-yield” securities of “junk bonds”). These securities generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads. The fund may invest in exchange-traded funds, closed-end funds, and other investment companies (“investment companies”).

The fund’s adviser employs a bottom up approach to investing. The adviser devotes more resources to evaluating individual securities rather than assessing macro-economic trends. Securities are selected using fundamental credit research to identify relative value in the market. Positions are sold in anticipation of credit deterioration or when a security is priced expensively relative to other comparable investments.

There is no minimum rating requirement and no limitation on the average maturity or average effective duration of securities held by the fund.

The fund may invest up to 25% of its total assets in dollar denominated debt obligations of foreign corporations and governments. Up to 20% of the fund’s total assets may be invested in dollar denominated debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for rapid economic growth, provided that no issuer included in the fund’s current benchmark index will be considered to be located in an emerging market country.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; swap agreements, including swap agreements on interest rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Additional Expenses—When the fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

 8
Section 1  Fund Summaries

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Emerging Markets Risk—Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Foreign Security Risk—Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the nine-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 21.96% and -19.17%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Section 1  Fund Summaries    9

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010[1]
				Since
				Inception
				(Class A,
				Class B,	Since
	Inception			Class C, and	Inception
	Date	1 Year	5 Years	Class I)	(Class R3)

Class Returns Before Taxes:
Class A	8/30/01	9.84%	6.53%	6.50%	N/A
Class B	8/30/01	9.35%	6.61%	6.29%	N/A
Class C	8/30/01	14.58%	6.79%	6.28%	N/A
Class R3	9/24/01	15.03%	7.32%	N/A	7.47%
Class I	8/30/01	15.64%	7.85%	7.33%	N/A

Class A Return After Taxes:
On Distributions		7.02%	3.62%	3.59%	N/A
On Distributions and Sale of Fund Shares		6.35%	3.80%	3.74%	N/A

Barclays Capital High Yield 2% Issuer Capped Index[2] (reflects no deduction for fees, expenses, or taxes)		14.94%	8.90%	9.04%	8.97%

1	Performance presented prior to 3/14/03 represents that of First American High Yield Bond Fund, which merged into the fund on that date.

2	An unmanaged index that covers the universe of fixed-rate, dollar-denominated, below-investment-grade debt with at least one year to final maturity with total index allocation to an individual issuer being limited to 2%.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Managers

	Title	Portfolio Manager of Fund Since:

John T. Fruit, CFA	Senior Vice President	November 2005
Jeffrey T. Schmitz, CFA	Vice President	January 2008

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class B shares are available only through exchanges and dividend

 10
Section 1  Fund Summaries

reinvestments by current Class B shareholders. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I

Eligibility and Minimum Initial Investment
$3,000 for all accounts except:

•   $2,500 for Traditional/Roth
IRA accounts.

•   $2,000 for Coverdell
Education Savings
Accounts.

•   $250 for accounts opened
through fee-based
programs.

•   No minimum for retirement
plans.
		Available only through certain retirement plans. No minimum.
Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•   No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information
The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1  Fund Summaries    11

Nuveen Inflation Protected Securities Fund
(formerly First American Inflation Protected Securities Fund)

Investment Objective
The investment objective of the fund is to provide investors with total return while providing protection against inflation.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 46 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class R3 shares were formerly designated as Class R shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3	Class I

Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.26%	0.26%	0.26%	0.26%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	1.17%	1.92%	1.42%	0.92%
Less Expense Reimbursement	(0.31)%	(0.31)%	(0.31)%	(0.31)%

Net Annual Operating Expenses[4]	0.86%	1.61%	1.11%	0.61%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption

	A	C	R3	I	A	C	R3	I

1 Year	$509	$164	$113	$62	$509	$164	$113	$62
3 Years	$751	$573	$419	$262	$751	$573	$419	$262
5 Years	$1,013	$1,008	$747	$479	$1,013	$1,008	$747	$479
10 Years	$1,759	$2,218	$1,675	$1,103	$1,759	$2,218	$1,675	$1,103

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

2	Fee applies to individual retirement accounts (IRAs) and Coverdell Education Savings Accounts. Other accounts with balances below $1,000 may be liquidated at the discretion of the fund’s investment adviser upon prior written notice to shareholders.

3	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

 12
Section 1  Fund Summaries

4	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.60%, 1.10%, and 0.60%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 72% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in inflation protected debt securities. These securities will be issued by the U.S. and non-U.S. governments, their agencies and instrumentalities, and domestic and foreign corporations. The fund’s investments in U.S. Government inflation protected securities will include U.S. Treasury inflation protected securities as well as inflation protected securities issued by agencies and instrumentalities of the U.S. Government. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. Government. Some securities issued by agencies and instrumentalities of the U.S. Government are supported only by the credit of the issuing agency or instrumentality.

Inflation protected debt securities are designed to provide protection against the negative effects of inflation. Unlike traditional debt securities, which pay regular fixed interest payments on a fixed principal amount, interest payments on inflation protected debt securities will vary with the rate of inflation. The U.S. Treasury used the Consumer Price Index for Urban Consumers (CPI-U) as the inflation measure. Inflation protected debt securities issued by foreign governments and corporations are generally linked to a non-U.S. inflation rate.

Inflation protected debt securities have two common structures. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. If the index measuring the rate of inflation rises, the principal value of the security will increase. Because interest payments will be calculated with respect to a larger principal amount, interest payments also will increase. Conversely, if the index measuring the rate of inflation falls, the principal value of the security will fall and interest payments will decrease. Other issuers adjust the interest rates payable on the security according to the rate of inflation, but the principal amount remains the same.

In the event of sustained deflation, the U.S. Treasury has guaranteed that it will repay at maturity at least the original face value of the inflation protected securities that it issues. Other inflation protected debt securities that accrue inflation into their principal value may or may not provide a similar guarantee. For securities that do not provide such a guarantee, the adjusted principal value of the security repaid at maturity may be less than the original principal value.

Up to 20% of the fund’s assets may be invested in holdings that are not inflation protected. These holdings may include the following:

•	domestic and foreign corporate debt obligations.
•	securities issued or guaranteed by the U.S. government or its agencies and instrumentalities.
•	debt obligations of foreign governments.
•	residential and commercial mortgage-backed securities.
•	asset-backed securities.
•	derivative instruments, as discussed below.

When selecting securities for the fund, the fund’s adviser uses a “top-down” approach, looking first at general economic factors and market conditions. The adviser then selects securities that it believes have strong relative value based on an analysis of a security’s characteristics (such as principal value, coupon rate, maturity, duration and yield) in light of these general economic factors and market conditions. The adviser will sell securities if the securities no longer meet these criteria, if other investments appear to be a better relative value, to manage the duration of the fund, or to meet redemption requests.

The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. However, up to 10% of the fund’s net assets may be

Section 1  Fund Summaries    13

invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). The fund will not invest in securities rated lower than B at the time of purchase or in unrated securities of equivalent quality. Quality determinations regarding unrated securities will be made by the fund’s adviser.

The fund may invest up to 20% of its net assets in non-dollar denominated securities, and may invest without limitation in U.S. dollar denominated securities of foreign corporations and governments.

The fund may invest in debt securities of any maturity, but expects to maintain, under normal market conditions, a weighted average effective maturity of between eight and fifteen years and an average effective duration of between four and ten years. The fund’s weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; foreign currency contracts; options on foreign currencies; interest rate caps, collars, and floors; index- and other asset-linked notes; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates, inflation and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Foreign Security Risk—Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates. In addition, because the interest and/or principal payments on inflation protected securities are adjusted periodically for changes in inflation, the income distributed by the fund may be irregular. In a period of sustained deflation, the inflation protected securities held by the fund, and consequently the fund itself, may not pay any income.

Index Methodology Risk—There can be no assurance that the U.S. or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services.

 14
Section 1  Fund Summaries

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease. Inflation protected securities may react differently from other debt securities to changes in interest rates. Generally, the value of an inflation protected security is affected by changes in “real” interest rates, which are stated interest rates reduced by the expected impact of inflation. Values of these securities normally fall when real interest rates rise and rise when real interest rates fall.

International Investing Risk—Investing in non-dollar denominated foreign securities involves risk not typically associated with U.S. investing, such as currency risk, risks of trading in foreign securities markets, and political and economic risks.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Tax Consequences of Inflation Adjustments—Because inflation adjustments to the principal amount of an inflation protected security will be included in the fund’s income, the fund may have to make income distributions to shareholders that exceed the cash it receives.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the six-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 5.25% and -4.13%, respectively, for the quarters ended March 31, 2008 and December 31, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Section 1  Fund Summaries    15

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
	Inception			Since
	Date	1 Year	5 Years	Inception

Class Returns Before Taxes:
Class A	10/1/04	2.36%	3.95%	3.95%
Class C	10/1/04	6.13%	4.04%	3.86%
Class R3	10/1/04	6.01%	4.46%	4.32%
Class I	10/1/04	7.15%	5.08%	4.90%

Class A Return After Taxes:
On Distributions		1.32%	2.66%	2.56%
On Distributions and Sale of Fund Shares		1.51%	2.60%	2.54%

Barclays Capital U.S. TIPs Index[2] (reflects no deduction for fees, expenses, or taxes)		6.31%	5.33%	5.22%

1	An unmanaged index consisting of inflation-protected securities issued by the U.S. Treasury that have at least one year to final maturity.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Managers

	Title	Portfolio Manager of Fund Since:

Wan-Chong Kung, CFA	Senior Vice President	October 2004
Chad W. Kemper	Assistant Vice President	October 2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I

Eligibility and Minimum Initial Investment
$3,000 for all accounts except:

•   $2,500 for Traditional/Roth
IRA accounts.

•   $2,000 for Coverdell
Education Savings
Accounts.

•   $250 for accounts opened
through fee-based
programs.

•   No minimum for retirement
plans.
		Available only through certain retirement plans. No minimum.
Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•   No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

 16
Section 1  Fund Summaries

Tax Information
The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1  Fund Summaries    17

Nuveen Intermediate Government Bond Fund

(formerly First American Intermediate Government Bond Fund)

Investment Objective
The investment objective of the fund is to provide investors with current income to the extent consistent with the preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 46 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class R3 shares were formerly designated as Class R shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3	Class I

Management Fees	0.65%	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses[3]	0.30%	0.30%	0.30%	0.30%

Gross Annual Operating Expenses	1.20%	1.95%	1.45%	0.95%
Less 12b-1 Fee Waiver[4]	(0.10)%	0.00%	0.00%	0.00%
Less Expense Reimbursement	(0.35)%	(0.35)%	(0.35)%	(0.35)%

Net Annual Operating Expenses[5]	0.75%	1.60%	1.10%	0.60%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption

	A	C	R3	I	A	C	R3	I

1 Year	$374	$163	$112	$61	$374	$163	$112	$61
3 Years	$626	$578	$424	$268	$626	$578	$424	$268
5 Years	$898	$1,020	$759	$491	$898	$1,020	$759	$491
10 Years	$1,672	$2,247	$1,705	$1,134	$1,672	$2,247	$1,705	$1,134

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

2	Fee applies to individual retirement accounts (IRAs) and Coverdell Education Savings Accounts. Other accounts with balances below $1,000 may be liquidated at the discretion of the fund’s investment adviser upon prior written notice to shareholders.

3	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator, and a decrease in the fund’s net assets after the fiscal year end due to certain redemptions by an affiliate.

 18
Section 1  Fund Summaries

4	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through January 31, 2012.

5	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.60%, 1.10%, and 0.60%, respectively, for Class A, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 105% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in U.S. government securities. U.S. government securities are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including the following:

•	U.S. Treasury obligations.
•	Mortgage-backed securities issued by the Government National Mortgage Association, the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corporation (FHLMC).
•	Non-mortgage-related obligations issued or guaranteed by U.S. government agencies or instrumentalities, such as FNMA, FHLMC, Federal Farm Credit Banks, the Federal Home Loan Bank System, and the Tennessee Valley Authority, including obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation (FDIC) Temporary Liquidity Guarantee Program.

U.S. Treasury obligations and some obligations of U.S. government agencies and instrumentalities are supported by the “full faith and credit” of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuing agency or instrumentality.

The fund may invest up to 20% of its total assets, collectively, in non-U.S. government debt obligations, including asset-backed securities, residential and commercial mortgage-backed securities, corporate debt obligations, and municipal securities. Such securities will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund’s adviser.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity between three and ten years and an effective duration of between two and one-half and seven years. The fund’s weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 10% of its total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize the following derivatives: futures contracts; options on futures contracts, swap agreements, including swap agreements on interest rates, security indexes and specific securities and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts that are traded on domestic securities exchanges, boards of trade, or similar entities and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use [these derivatives] in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio, or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use derivatives to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Section 1  Fund Summaries    19

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund enters into a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Dollar Roll Transaction Risk—The use of dollar rolls can increase the volatility of the fund’s share price, and it may have an adverse impact on performance unless the adviser correctly predicts mortgage prepayments and interest rates.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the eight-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 5.92% and -2.41%, respectively, for the quarters ended December 31, 2008 and June 30, 2004.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for

 20
Section 1  Fund Summaries

investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Effective August 31, 2009, the fund’s investment objective was changed from providing “current income that is exempt from state income tax” to providing “current income,” in each case to the extent consistent with preservation of capital. As of the same date, the fund’s investment strategies were significantly broadened, consistent with this new investment objective. As a result, the performance information presented below reflects the performance of an investment portfolio that, prior to August 31, 2009, differed materially from the fund’s portfolio thereafter.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
				Since	Since
				Inception	Inception
	Inception			(Class A &	(Class C &
	Date	1 Year	5 Years	Class I)	Class R3)

Class Returns Before Taxes:
Class A	10/25/02	2.18%	4.35%	3.42%	N/A
Class C	10/28/09	4.42%	N/A	N/A	3.10%
Class R3	10/28/09	4.82%	N/A	N/A	3.51%
Class I	10/25/02	5.46%	5.14%	3.96%	N/A

Class A Return After Taxes:
On Distributions		1.37%	3.15%	1.88%	N/A
On Distributions and Sale of Fund Shares		1.41%	3.02%	2.11%	N/A

Barclays Capital Intermediate Government Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		4.98%	5.41%	4.31%	3.76%

1	An unmanaged index comprised of 70% U.S. Treasury securities and 30% agency securities, all with remaining maturities of between one and ten years.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Managers

	Title	Portfolio Manager of Fund Since:

Wan-Chong Kung, CFA	Senior Vice President	November 2002
Chris J. Neuharth, CFA	Managing Director	August 2009
Jason J. O’Brien, CFA	Vice President	August 2009

Section 1  Fund Summaries    21

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I
Eligibility and Minimum Initial Investment
$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.
		Available only through certain retirement plans. No minimum.
Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•  $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

• No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information
The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

 22
Section 1  Fund Summaries

Nuveen Intermediate Term Bond Fund
(formerly First American Intermediate Term Bond Fund)

Investment Objective
The investment objective of the fund is to provide investors with current income to the extent consistent with preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 46 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fees	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I

Management Fees	0.62%	0.62%	0.62%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	0.96%	1.71%	0.71%
Less 12b-1 Fee Waiver[4]	(0.10)%	0.00%	0.00%

Net Annual Operating Expenses[5]	0.86%	1.71%	0.71%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption

	A	C	I	A	C	I

1 Year	$385	$174	$73	$385	$174	$73
3 Years	$587	$539	$227	$587	$539	$227
5 Years	$806	$928	$395	$806	$928	$395
10 Years	$1,434	$2,019	$883	$1,434	$2,019	$883

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%.

2	Fee applies to individual retirement accounts (IRAs) and Coverdell Education Savings Accounts. Other accounts with balances below $1,000 may be liquidated at the discretion of the fund’s investment adviser upon prior written notice to shareholders.

3	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator, and a decrease in the fund’s net assets after the fiscal year end due to certain redemptions by an affiliate.

4	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through January 31, 2012.

Section 1  Fund Summaries    23

5	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.70% and 0.70%, respectively, for Class A, Class C and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 58% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

•	U.S. government securities, (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities), including zero coupon securities.
•	residential and commercial mortgage-backed securities.
•	asset-backed securities.
•	corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.

Debt securities in the fund will be rated investment grade at the time of purchase or, if unrated, determined to be of comparable quality by the fund’s adviser. If the rating of a security is reduced or discounted after purchase, the fund is not required to sell the security, buy may consider doing so. At least 65% of the fund’s debt securities must be either U.S. government securities or securities that are rated A or better or are unrated and of comparable quality as determined by the fund’s adviser. Unrated securities will not exceed 25% of the fund’s total assets.

The fund’s adviser selects securities using a “top-down” approach, which begins with the formulation of the adviser’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the adviser selects individual securities within these sectors or industries.

The fund may invest up to 25% of its total assets in U.S. dollar denominated debt obligations of foreign corporations and governments.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of three to ten years and an average effective duration of two to six years. The fund’s weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

To generate additional income, the fund may invest up to 25% of its total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; swap agreements, including swap agreements on interest rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

 24
Section 1  Fund Summaries

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Dollar Roll Transaction Risk—The use of dollar rolls can increase the volatility of the fund’s share price, and it may have an adverse impact on performance unless the adviser correctly predicts mortgage prepayments and interest rates.

Foreign Security Risk—Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class I shares. The performance of the different share classes will differ due to their different expense structures.

Class I Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 9.78% and -5.19%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information

Section 1  Fund Summaries    25

reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

		Average Annual Total Returns
	Inception	for the Periods Ended December 31, 2010[1]
	Date	1 Year	5 Years	10 Years

Class Returns Before Taxes:
Class A	1/9/95	3.25%	4.78%	4.72%
Class I	1/5/93	6.61%	5.58%	5.21%

Class I Return After Taxes:
On Distributions		5.29%	3.94%	3.53%
On Distributions and Sale of Fund Shares		4.28%	3.79%	3.46%

Barclays Capital Intermediate Gov’t/Credit Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		5.89%	5.53%	5.51%

1	Performance presented prior to 9/24/01 represents that of the Firstar Intermediate Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

2	An unmanaged of investment grade, fixed income securities with maturities ranging from one to ten years.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Managers

	Title	Portfolio Manager of Fund Since:

Wan-Chong Kung, CFA	Senior Vice President	October 2002
Jeffrey J. Ebert	Senior Vice President	February 2000

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or

 26
Section 1  Fund Summaries

other financial intermediary or directly from the fund. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class I
Eligibility and Minimum Initial Investment
$3,000 for all accounts except:

• $2,500 for Traditional/Roth IRA accounts.

• $2,000 for Coverdell Education Savings Accounts.

• $250 for accounts opened through fee-based programs.

• No minimum for retirement plans.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

• $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•   No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information
The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1  Fund Summaries    27

Nuveen Short Term Bond Fund

(formerly First American Short Term Bond Fund)

Investment Objective
The investment objective of the fund is to provide investors with current income while maintaining a high degree of principal stability.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 46 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fees	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I

Management Fees	0.48%	0.48%	0.48%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[3]	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	0.84%	1.59%	0.59%
Less 12b-1 Fee Waiver[4]	(0.10)%	0.00%	0.00%

Net Annual Operating Expenses[5]	0.74%	1.59%	0.59%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption

	A	C	I	A	C	I

1 Year	$299	$162	$60	$299	$162	$60
3 Years	$477	$502	$189	$477	$502	$189
5 Years	$671	$866	$329	$671	$866	$329
10 Years	$1,230	$1,889	$738	$1,230	$1,889	$738

1	Class A share investments of $250,000 or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 0.60%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

2	Fee applies to individual retirement accounts (IRAs) and Coverdell Education Savings Accounts. Other accounts with balances below $1,000 may be liquidated at the discretion of the fund’s investment adviser upon prior written notice to shareholders.

3	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

4	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through January 31, 2012.

 28
Section 1  Fund Summaries

5	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.60%, and 0.60%, respectively, for Class A, Class C, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 44% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in debt securities, such as:

•	residential and commercial mortgage-backed securities.
•	asset-backed securities.
•	corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.
•	U.S. government securities, which are securities issued or guaranteed by the U.S. government or its agencies or instrumentalities.
•	commercial paper.

Up to 10% of the fund’s total assets may be invested collectively in the following categories of debt securities:

•	securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund’s adviser (securities commonly referred to as “high yield” or “junk bonds”). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.
•	non-dollar denominated debt obligations of foreign corporations and governments.
•	debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for rapid economic growth, provided that no issuer included in the fund’s current benchmark index will be considered to be located in an emerging market country.

The fund may invest up to 25% of its total assets in U.S. dollar denominated debt obligations of foreign corporations and governments that are not located in emerging market countries.

The fund’s adviser selects securities using a “top-down” approach which begins with the formulation of the adviser’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the adviser selects individual securities within these sectors or industries.

The fund invests primarily in debt securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 10% of the fund’s total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund’s adviser. If the rating of a security is reduced or the credit quality of an unrated security declines after purchase, the fund is not required to sell the security, but may consider doing so. At least 65% of the fund’s debt securities must be either U.S. government securities or securities that are rated A or better or are unrated and of comparable quality. Unrated securities will not exceed 25% of the fund’s total assets.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity and an average effective duration for its portfolio securities of one to three years. The fund’s weighted average effective maturity and effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts

Section 1  Fund Summaries    29

traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Emerging Markets Risk—Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Foreign Security Risk—Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

International Investing Risk—Investing in non-dollar denominated foreign securities involves risk not typically associated with U.S. investing, such as currency risk, risks of trading in foreign securities markets, and political and economic risks.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

 30
Section 1  Fund Summaries

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the return would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 5.45% and -3.37%, respectively, for the quarters ended June 30, 2009 and December 31, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
					Since
	Inception				Inception
	Date	1 Year	5 Years	10 Years	(Class C)

Class Returns Before Taxes:
Class A	12/14/92	0.99%	3.62%	3.54%	N/A
Class C	10/28/09	2.45%	N/A	N/A	2.58%
Class I	2/4/94	3.48%	4.27%	3.94%	N/A

Class A Return After Taxes:
On Distributions		0.12%	2.28%	2.19%	N/A
On Distributions and Sale of Fund Shares		0.64%	2.30%	2.20%	N/A

Barclays Capital 1-3 Year Gov’t/Credit Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		2.80%	4.53%	4.34%	2.47%

1	An unmanaged index of investment grade, fixed income securities with maturities ranging from one to three years.

Section 1  Fund Summaries    31

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Managers

	Title	Portfolio Manager of Fund Since:

Chris J. Neuharth, CFA	Managing Director	March 2004
Brenda A. Langenfeld, CFA	Vice President	October 2010
Peter L. Agrimson, CFA	Assistant Vice President	October 2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class I

Eligibility and Minimum Initial Investment
$3,000 for all accounts except:

•   $2,500 for Traditional/Roth
IRA accounts.

•   $2,000 for Coverdell
Education Savings
Accounts.

•   $250 for accounts opened
through fee-based
programs.

•   No minimum for retirement
plans.

Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•   No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information
The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

 32
Section 1  Fund Summaries

Nuveen Total Return Bond Fund
(formerly First American Total Return Bond Fund)

Investment Objective
The investment objective of the fund is to provide investors with a high level of current income consistent with prudent risk to capital. While the fund may realize some capital appreciation, the fund primarily seeks to achieve total return through preserving capital and generating income.

Fees and Expenses
This following table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 46 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class R3 shares were formerly designated as Class R shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class B	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	5.00%	1.00%	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None	None
Exchange Fees	None	None	None	None	None
Annual Low Balance Account Fee (for accounts under $1,000)[2]	$15	$15	$15	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R3	Class I

Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses[3]	0.09%	0.09%	0.09%	0.09%	0.09%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	0.98%	1.73%	1.73%	1.23%	0.73%
Less 12b-1 Fee Waiver/Reimbursement	(0.08)%	0.00%	0.00%	0.00%	0.00%

Net Annual Operating Expenses[4]	0.90%	1.73%	1.73%	1.23%	0.73%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption

	A	B	C	R3	I	A	B	C	R3	I

1 Year	$513	$676	$176	$125	$75	$513	$176	$176	$125	$75
3 Years	$716	$845	$545	$390	$233	$716	$545	$545	$390	$233
5 Years	$936	$1,039	$939	$676	$406	$936	$939	$939	$676	$406
10 Years	$1,568	$1,842	$2,041	$1,489	$906	$1,568	$1,842	$2,041	$1,489	$906

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within one year of purchase.

2	Fee applies to individual retirement accounts (IRAs) and Coverdell Education Savings Accounts. Other accounts with balances below $1,000 may be liquidated at the discretion of the fund’s investment adviser upon prior written notice to shareholders.

3	Other Expenses have been restated to reflect current contractual fees, the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator, and a decrease in the fund’s net assets after the fiscal year end due to certain redemptions by an affiliate.

Section 1  Fund Summaries    33

4	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.89%, 1.75%, 1.75%, 1.25%, and 0.75%, respectively, for Class A, Class B, Class C, Class R3, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 96% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, the fund invests primarily (at least 80% of its net assets, plus the amount of any borrowings for investment purposes) in the following types of debt securities:

•	U.S. government securities (securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).
•	residential and commercial mortgage-backed securities.
•	asset-backed securities.
•	domestic and foreign corporate debt obligations, including obligations issued by special-purpose entities that are backed by corporate debt obligations.
•	debt obligations of foreign governments.

Up to 30% of the fund’s total assets may be invested collectively in the following categories of debt securities, provided that the fund will not invest more than 20% of its total assets in any single category:

•	securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund’s adviser (securities commonly referred to as “high yield” or “junk bonds”). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality.
•	non-dollar denominated debt obligations of foreign corporations and governments. (The fund may invest without limitation in U.S. dollar denominated securities of foreign issuers that are not located in emerging market countries.)
•	debt obligations issued by governmental and corporate issuers that are located in emerging market countries. A country is considered to have an “emerging market” if it has a relatively low gross national product per capita compared to the world’s major economies, and the potential for rapid economic growth, provided that no issuer included in the fund’s current benchmark index will be considered to be located in an emerging market country.

The fund’s adviser makes buy, sell, and hold decisions using a “top-down” approach, which begins with the formulation of the adviser’s general economic outlook. Following this, various sectors and industries are analyzed and selected for investment. Finally, the adviser selects individual securities within these sectors or industries. The adviser also analyzes expected changes to the yield curve under multiple market conditions to help define maturity and duration selection.

The fund invests primarily in securities rated investment grade at the time of purchase by a nationally recognized statistical rating organization or in unrated securities of comparable quality. As noted above, however, up to 20% of the fund’s total assets may be invested in securities that are rated lower than investment grade at the time of purchase or that are unrated and of comparable quality. Quality determinations regarding unrated securities will be made by the fund’s adviser. Unrated securities will not exceed 25% of the fund’s total assets.

To generate additional income, the fund may invest up to 25% of its total assets in dollar roll transactions. In a dollar roll transaction, the fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date.

Under normal market conditions the fund attempts to maintain a weighted average effective maturity for its portfolio securities of fifteen years or less and an average effective duration of three to eight years. The fund’s weighted average effective maturity and average effective duration are measures of how the fund may react to interest rate changes.

The fund may utilize the following derivatives: options; futures contracts; options on futures contracts; interest rate caps, collars, and floors; foreign currency contracts; options on foreign currencies; swap agreements, including swap agreements on interest rates, currency rates, security indexes and specific securities, and credit default swap agreements; and options on the foregoing types of swap agreements. The fund may enter into standardized derivatives contracts traded on domestic or foreign securities exchanges, boards of trade, or similar entities, and non-standardized derivatives contracts

 34
Section 1  Fund Summaries

traded in the over-the-counter (“OTC”) market. The fund may use these derivatives in an attempt to manage market risk, currency risk, credit risk and yield curve risk, to manage the effective maturity or duration of securities in the fund’s portfolio or for speculative purposes in an effort to increase the fund’s yield or to enhance returns. The fund may also use derivatives to gain exposure to non-dollar denominated securities markets to the extent it does not do so through direct investments. The use of a derivative is speculative if the fund is primarily seeking to enhance returns, rather than offset the risk of other positions. The fund may not use any derivative to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Derivatives Risk—The use of derivative instruments involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on performance. When the fund invests in a derivative for speculative purposes, the fund will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost.

Dollar Roll Transaction Risk—The use of dollar rolls can increase the volatility of the fund’s share price, and it may have an adverse impact on performance unless the adviser correctly predicts mortgage prepayments and interest rates.

Emerging Markets Risk—Investments in emerging markets are subject to special political, economic, and market risks that can make the fund’s emerging market investments more volatile and less liquid than investments in developed markets.

Foreign Security Risk—Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

International Investing Risk—Investing in non-dollar denominated foreign securities involves risk not typically associated with U.S. investing, such as currency risk, risks of trading in foreign securities markets, and political and economic risks.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Mortgage- and Asset-Backed Securities Risk—These securities generally can be prepaid at any time. Prepayments that occur either more quickly or more slowly than expected can adversely impact the fund.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Section 1  Fund Summaries    35

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 22.45% and -8.60%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown only for Class A shares; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
					Since
	Inception				Inception
	Date	1 Year	5 Years	10 Years	(Class R3)

Class Returns Before Taxes:
Class A	2/1/00	4.49%	5.80%	5.93%	N/A
Class B	2/1/00	3.14%	5.73%	5.56%	N/A
Class C	2/1/00	8.15%	5.93%	5.58%	N/A
Class R3	9/24/01	8.69%	6.39%	N/A	5.97%
Class I	2/1/00	9.28%	6.97%	6.64%	N/A

Class A Return After Taxes:
On Distributions		2.87%	3.75%	3.76%	N/A
On Distributions and Sale of Fund Shares		2.88%	3.69%	3.72%	N/A

Barclays Capital Aggregate Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		6.54%	5.80%	5.84%	5.46%

1	An unmanaged fixed income index covering the U.S. investment grade fixed-rate bond market.

 36
Section 1  Fund Summaries

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Managers

	Title	Portfolio Manager of Fund Since:

Timothy A. Palmer, CFA	Managing Director	May 2005
Jeffrey J. Ebert	Senior Vice President	February 2000
Marie A. Newcome, CFA	Vice President	October 2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class B shares are available only through exchanges and dividend reinvestments by current Class B shareholders. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class R3	Class I

Eligibility and Minimum Initial Investment
$3,000 for all accounts except:

•   $2,500 for Traditional/Roth
IRA accounts.

•   $2,000 for Coverdell
Education Savings
Accounts.

•   $250 for accounts opened
through fee-based
programs.

•   No minimum for retirement
plans.
		Available only through certain retirement plans. No minimum.
Available only through fee-based programs and certain retirement plans, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•   No minimum for eligible retirement plans and certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.	No minimum.

Tax Information
The fund’s distributions are taxable and will generally be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1  Fund Summaries    37

Section 2  How We Manage Your Money

To help you better understand the funds, this section includes a detailed discussion of the funds’ investment and risk management strategies. For a more complete discussion of these matters, please see the statement of additional information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Who Manages the Funds

Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. Nuveen Fund Advisors has overall responsibility for management of the funds. Nuveen Fund Advisors oversees the management of the funds’ portfolios, manages the funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. Nuveen Fund Advisors is located at 333 West Wacker Drive, Chicago, IL 60606. Nuveen Fund Advisors is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). The funds were formerly advised by FAF Advisors, Inc. (“FAF”), a wholly-owned subsidiary of U.S. Bank National Association (“U.S. Bank”). On December 31, 2010, pursuant to an agreement among U.S. Bank, FAF, Nuveen Investments, and certain Nuveen affiliates, Nuveen Fund Advisors acquired a portion of the asset management business of FAF (the “Transaction”). The portfolio managers for each fund employed by FAF in place immediately prior to the Transaction are the current portfolio managers of the funds.

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois (the “MDP Acquisition”). The investor group led by Madison Dearborn Partners, LLC includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). Merrill Lynch has since been acquired by Bank of America Corporation. Nuveen Fund Advisors has adopted policies and procedures that address arrangements with Bank of America Corporation (including Merrill Lynch) that may give rise to certain conflicts of interest.

Each fund is dependent upon services and resources provided by its investment adviser, Nuveen Fund Advisors, and therefore the investment adviser’s parent, Nuveen Investments. Nuveen Investments increased its level of debt in connection with the MDP Acquisition. Nuveen Investments believes that monies generated from operations and cash on hand will be adequate to fund debt service requirements, capital expenditures and working capital requirements for the foreseeable future; however, Nuveen Investments’ ability to continue to fund these items, to service its debt and to maintain compliance with covenants in its debt agreements may be affected by general economic, financial, competitive, legislative, legal and regulatory factors and by its ability to refinance or repay outstanding indebtedness with scheduled maturities beginning in 2014. In the event that Nuveen Investments breaches certain of the covenants included in its debt agreements, the breach of such covenants may result in the accelerated payment of its outstanding debt, increase the cost of such debt or generally have an adverse effect on the financial condition of Nuveen Investments.

Nuveen Fund Advisors has selected its affiliate, Nuveen Asset Management, LLC, located at 333 West Wacker Drive, Chicago, IL 60606, to serve as a sub-adviser to each of the funds. Nuveen Asset Management manages the investment of the funds’ assets on a discretionary basis, subject to the supervision of Nuveen Fund Advisors.

The portfolio managers primarily responsible for the funds’ management are:

Nuveen Core Bond Fund. Chris J. Neuharth, CFA, Managing Director of Nuveen Asset Management, has been a portfolio manager of the fund since October 2002. Mr. Neuharth entered the financial services industry in 1983 and rejoined FAF in 2000. He joined Nuveen Asset Management on January 1, 2011, in connection with the Transaction.

Timothy A. Palmer, CFA, Managing Director of Nuveen Asset Management, has been a portfolio manager of the fund since May 2003. He entered the financial services industry in 1986 and joined FAF in 2003. He joined Nuveen Asset Management on January 1, 2011, in connection with the Transaction.

 38
Section 2  How We Manage Your Money

Wan-Chong Kung, CFA, Senior Vice President of Nuveen Asset Management, has been a portfolio manager of the fund since June 2001. She entered the financial services industry in 1992 and joined FAF in 1993. She joined Nuveen Asset Management on January 1, 2011, in connection with the Transaction.

Jeffrey J. Ebert, CFA, Senior Vice President of Nuveen Asset Management, has been a portfolio manager of the fund since December 2005. He entered the financial services industry when he joined FAF in 1991. He joined Nuveen Asset Management on January 1, 2011, in connection with the Transaction.

Nuveen High Income Bond Fund. John T. Fruit, CFA, Senior Vice President of Nuveen Asset Management, been a portfolio manager of the fund since November 2005. Mr. Fruit entered the financial services industry in 1988 and joined FAF in 2001. He joined Nuveen Asset Management on January 1, 2011, in connection with the Transaction.

Jeffrey T. Schmitz, CFA, Vice President of Nuveen Asset Management, has been a portfolio manager of the fund since January 2008. He entered the financial services industry in 1987. He joined Nuveen Asset Management on January 1, 2011, in connection with the Transaction Prior to joining FAF in 2006, Mr. Schmitz worked as a senior credit research analyst at Deephaven Capital Management, as a trading risk manager at Cargill Financial Services, and in various risk oversight roles with the Office of the Comptroller of the Currency.

Nuveen Inflation Protected Securities Fund. Wan-Chong Kung has been a portfolio manager of the fund since October 2004. Information on Ms. Kung appears above under “Nuveen Core Bond Fund.”

Chad W. Kemper, Assistant Vice President of Nuveen Asset Management, has been a portfolio manager of the fund since October 2010. He entered the financial services industry when he joined FAF in 1999. He joined Nuveen Asset Management on January 1, 2011, in connection with the Transaction.

Nuveen Intermediate Government Bond Fund. Wan-Chong Kung has been a portfolio manager of the fund since November 2002. Information on Ms. Kung appears above under “Nuveen Core Bond Fund.”

Chris J. Neuharth has been a portfolio manager of the fund since August 2009. Information on Mr. Neuharth appears above under “Nuveen Core Bond Fund.”

Jason J. O’Brien, CFA, Vice President of Nuveen Asset Management, has been a portfolio manager of the fund since August 2009. He entered the financial services industry when he joined FAF in 1993. He joined Nuveen Asset Management on January 1, 2011, in connection with the Transaction.

Nuveen Intermediate Term Bond Fund. Wan-Chong Kung has been a portfolio manager of the fund since November 2002. Information on Ms. Kung appears above under “Nuveen Core Bond Fund.”

Jeffrey J. Ebert has been a portfolio manager of the fund since February 2000. Information on Mr. Ebert appears above under “Nuveen Core Bond Fund.”

Nuveen Short Term Bond Fund. Chris J. Neuharth has been a portfolio manager of the fund since March 2004. Information on Mr. Neuharth appears above under “Nuveen Core Bond Fund.”

Brenda A. Langenfeld, CFA, Vice President of Nuveen Asset Management, has been a portfolio manager of the fund since October 2010. She entered the financial services industry when she joined FAF in 2004. She joined Nuveen Asset Management on January 1, 2011, in connection with the Transaction.

Peter L. Agrimson, CFA, Assistant Vice President of Nuveen Asset Management, has been a portfolio manager of the fund since October 2010. He began working in the financial services industry in 2005 and joined FAF in 2009. He joined Nuveen Asset Management on January 1, 2011, in connection with the Transaction. Prior to that he served as credit analyst at Long Lake Partners, LLC.

Nuveen Total Return Bond Fund. Timothy A. Palmer has been a portfolio manager of the fund since May 2005. Information on Mr. Palmer appears above under “Nuveen Core Bond Fund.”

Section 2  How We Manage Your Money    39

Jeffrey J. Ebert has been a portfolio manager of the fund since February 2000. Information on Mr. Ebert appears above under “Nuveen Core Bond Fund.”

Marie A. Newcome, CFA, Vice President of Nuveen Asset Management, has been a portfolio manager of the fund since October 2010. She entered the financial services industry in 1992 and joined FAF in 2004. She joined Nuveen Asset Management on January 1, 2011, in connection with the Transaction.

The statement of additional information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the funds.

Management Fee

The management fee schedule for each fund consists of two components — a fund-level fee, based only on the amount of assets within a fund, and a complex-level fee, based on the aggregate amount of all qualifying fund assets managed by Nuveen Fund Advisors.

The annual fund-level fee, payable monthly, is based upon the average daily net assets of each fund as follows:

		Nuveen	Nuveen	Nuveen	Nuveen		Nuveen
	Nuveen	High	Inflation	Intermediate	Intermediate	Nuveen	Total
	Core Bond	Income	Protected	Government	Term Bond	Short Term	Return
Average Daily Net Assets	Fund	Bond Fund	Securities Fund	Bond Fund	Fund	Bond Fund	Bond Fund

For the first $125 million	0.4500%	0.6000%	0.4500%	0.4500%	0.4500%	0.3000%	0.4500%
For the next $125 million	0.4375%	0.5875%	0.4375%	0.4375%	0.4375%	0.2875%	0.4375%
For the next $250 million	0.4250%	0.5750%	0.4250%	0.4250%	0.4250%	0.2750%	0.4250%
For the next $500 million	0.4125%	0.5625%	0.4125%	0.4125%	0.4125%	0.2625%	0.4125%
For the next $1 billion	0.4000%	0.5500%	0.4000%	0.4000%	0.4000%	0.2500%	0.4000%
For net assets over $2 billion	0.3750%	0.5250%	0.3750%	0.3750%	0.3750%	0.2250%	0.3750%

The complex-level fee is the same for each fund and begins at a maximum rate of 0.2000% of each fund’s average daily net assets, based upon complex-level assets of $55 billion, with breakpoints for assets above that level. Therefore, the maximum management fee rate for each fund is the fund-level fee plus 0.2000%. As of September 30, 2010, the effective complex-level fee for each fund was 0.1822% of the fund’s average daily net assets.

The table below reflects management fees paid to FAF, after taking into account any fee waivers, for the funds’ most recently completed fiscal year. FAF provided advisory services pursuant to a different management agreement with a different fee schedule. FAF did not provide any administrative services under that agreement.

Management Fee
as a % of Average
Daily Net Assets

Nuveen Core Bond Fund	0.43%
Nuveen High Income Bond Fund	0.52%
Nuveen Inflation Protected Securities Fund	0.19%
Nuveen Intermediate Government Bond Fund	0.16%
Nuveen Intermediate Term Bond Fund	0.44%
Nuveen Short Term Bond Fund	0.31%
Nuveen Total Return Bond Fund	0.47%

A discussion regarding the basis for the board’s approval of the funds’ current investment advisory agreement will appear in the funds’ semi-annual report to shareholders for the fiscal period ended December 31, 2010.

What Types of Securities We Invest In

The funds’ objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.

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Section 2  How We Manage Your Money

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment adviser and sub-adviser believe are most likely to be important in trying to achieve the funds’ objectives. This section provides information about some additional strategies that the funds’ sub-adviser uses, or may use, to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information. For a copy of the statement of additional information, call Nuveen Investor Services at (800) 257-8787.

The debt obligations in which the funds invest may have variable, floating, or fixed interest rates.

U.S. Government Agency Securities

The U.S. Government agency securities in which the funds may invest include securities issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), the Federal Home Loan Mortgage Corporation (FHLMC), the Federal Farm Credit Bank (FFCB), the U.S. Agency for International Development (U.S. AID), the Federal Home Loan Banks (FHLB) and the Tennessee Valley Authority (TVA). Securities issued by GNMA, TVA and U.S. AID are backed by the full faith and credit of the U.S. Government. Securities issued by FNMA and FHLMC are supported by the right to borrow directly from the U.S. Treasury. The other U.S. Government agency and instrumentality securities in which the funds invest are backed solely by the credit of the agency or instrumentality issuing the obligations. No assurances can be given that the U.S. Government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so.

Effective Maturity and Effective Duration

Certain funds attempt to maintain a specified weighted average effective maturity and/or average effective duration. Effective maturity differs from actual stated or final maturity, which may be substantially longer. In calculating effective maturity, the adviser estimates the effect of expected principal payments and call provisions on securities held in the portfolio. Effective maturity provides the adviser with a better estimate of interest rate risk under normal market conditions, but may underestimate interest rate risk in an environment of adverse (rising) interest rates.

Effective duration, another measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security’s effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of five years would decrease by 5%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities. In addition, it is difficult to calculate precisely for bonds with prepayment options, such as mortgage- and asset-backed securities, because the calculation requires assumptions about prepayment rates. For these reasons, the effective durations of funds which invest a significant portion of their assets in these securities can be greatly affected by changes in interest rates.

Ratings

Certain funds have investment strategies requiring them to invest in debt securities that have received a particular rating from a rating service such as Moody’s or Standard & Poor’s. Any reference in this prospectus to a specific rating encompasses all gradations of that rating. For example, if the prospectus says that a fund may invest in securities rated as low as B, the fund may invest in securities rated B−.

Securities Lending

Each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions to generate additional income. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% of the value of the loaned securities. Under the funds’ securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its

Section 2  How We Manage Your Money    41

obligation to return loaned securities. The funds, however, will be responsible for the risks associated with the investment of cash collateral. A fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower.

Temporary Investments

In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including money market funds. Being invested in these securities may keep a fund from participating in a market upswing and prevent the fund from achieving its investment objectives.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ statement of additional information.

What the Risks Are

The principal risks of investing in each fund are identified in the “Fund Summaries” section. These risks are further described below.

Active Management Risk. Each fund is actively managed and its performance therefore will reflect in part the adviser’s or sub-adviser’s ability to make investment decisions which are suited to achieving the fund’s investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

Additional Expenses. When a fund invests in other investment companies, you bear both your proportionate share of fund expenses and, indirectly, the expenses of the other investment companies.

Call Risk. Each of the funds may invest in debt securities, which are subject to call risk. Bonds may be redeemed at the option of the issuer, or “called,” before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. Each of the funds is subject to the possibility that during periods of falling interest rates, a bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk. Each fund is subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond’s liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the adviser’s analysis of credit risk without the assessment of an independent rating organization, such as Moody’s or Standard & Poor’s.

Nuveen Intermediate Government Bond Fund invests primarily in U.S. government securities, which have historically involved little risk of loss of principal if held to maturity. Nevertheless, certain of these securities are supported only by the credit of the issuer or instrumentality. Nuveen Intermediate Government Bond Fund and Nuveen Intermediate Term Bond Fund attempt to minimize credit risk by investing in securities considered at least investment grade at the time of purchase. However, all of these securities, especially those in the lower investment grade rating categories, have credit risk. In adverse economic or other circumstances, issuers of these lower rated securities are more likely to have difficulty making principal and interest payments than issuers of higher rated securities.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on a fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by a fund will not correlate with the underlying instruments or the fund’s other

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Section 2  How We Manage Your Money

investments. Derivative instruments also involve the risk that a loss may be sustained as a result of the failure of the counterparty to the derivative instruments to make required payments or otherwise comply with the derivative instruments’ terms. Certain types of derivatives involve greater risks than the underlying obligations because, in addition to general market risks, they are subject to illiquidity risk, counterparty risk, and credit risk. For example, in a credit default swap, the adviser may not correctly evaluate the creditworthiness of the company or companies on which the swap is based. Furthermore, when a fund sells protection in a credit default swap, in addition to being subject to investment exposure on its total net assets, the fund is subject to investment exposure on the notional amount of the swap. Some derivatives also involve leverage, which could increase the volatility of these investments as they may fluctuate in value more than the underlying instrument.

In order to hedge against adverse movements in currency exchange rates, the funds may enter into forward foreign currency exchange contracts. If the adviser’s or sub-adviser’s forecast of exchange rate movements is incorrect, the fund may realize losses on its foreign currency transactions. In addition, the fund’s hedging transactions may prevent the fund from realizing the benefits of a favorable change in the value of foreign currencies.

The funds may enter into over-the-counter (OTC) transactions in derivatives. Transactions in the OTC markets generally are conducted on a principal-to-principal basis. The terms and conditions of these instruments generally are not standardized and tend to be more specialized or complex, and the instruments may be harder to value. In addition, there may not be a liquid market for OTC derivatives. As a result, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Dollar Roll Transaction Risk. In a dollar roll transaction, a fund sells mortgage-backed securities for delivery in the current month while contracting with the same party to repurchase similar securities at a future date. Because the fund gives up the right to receive principal and interest paid on the securities sold, a mortgage dollar roll transaction will diminish the investment performance of a fund unless the difference between the price received for the securities sold and the price to be paid for the securities to be purchased in the future, plus any fee income received, exceeds any income, principal payments, and appreciation on the securities sold as part of the mortgage dollar roll. Whether mortgage dollar rolls will benefit a fund may depend upon the adviser’s ability to predict mortgage prepayments and interest rates. In addition, the use of mortgage dollar rolls by a fund increases the amount of the fund’s assets that are subject to market risk, which could increase the volatility of the price of the fund’s shares.

Emerging Markets Risk. Nuveen Core Bond Fund, Nuveen High Income Bond Fund, Nuveen Short Term Bond Fund, and Nuveen Total Return Bond Fund may invest in equity securities of emerging markets issuers. The risks of international investing are particularly significant in emerging markets. Investing in emerging markets generally involves exposure to economic structures that are less diverse and mature, and to political systems that are less stable, than those of developed countries. In addition, issuers in emerging markets typically are subject to a greater degree of change in earnings and business prospects than are companies in developed markets.

Foreign Security Risk. Each fund (other than Nuveen Intermediate Government Bond Fund) may invest in dollar denominated foreign securities. Securities of foreign issuers, even when dollar-denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers. For certain foreign countries, political or social instability, or diplomatic developments could adversely affect the securities. There is also the risk of loss due to governmental actions such as a change in tax statutes or the modification of individual property rights. In addition, individual foreign economies may differ favorably or unfavorably from the U.S. economy.

High-Yield Securities Risk. A significant portion of the portfolio of Nuveen High Income Bond Fund, and up to 10% of the total assets of Nuveen Core Bond Fund and Nuveen Short Term Bond Fund, 10% of the net assets of Nuveen Inflation Protected Securities Fund, and 20% of the total assets of Nuveen Total Return Bond Fund, may consist of lower-rated corporate debt obligations, which are commonly referred to as “high-yield” securities or “junk bonds.” Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading

Section 2  How We Manage Your Money    43

market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Income Risk. Each fund’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see “Call Risk” above, or prepaid, see “Mortgage- and Asset-Backed Securities Risk” below), in lower-yielding securities.

Nuveen Inflation Protected Securities Fund is subject to the risk that, because the interest and/or principal payments on inflation protected securities are adjusted periodically for changes in inflation, the income distributed by the fund may be irregular. In a period of sustained deflation, the inflation protected securities held by the fund, and consequently the fund itself, may not pay any income.

Indexing Methodology Risk. Interest payments on inflation protected debt securities will vary with the rate of inflation, as measured by a specified index. There can be no assurance that the CPI-U (used as the inflation measure by U.S. Treasury inflation protected securities) or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation protected security does not accurately adjust for inflation, the value of the security could be adversely affected. There may be a lag between the time a security is adjusted for inflation and the time interest is paid on that security. This may have an adverse effect on the trading price of the security, particularly during periods of significant, rapid changes in inflation. In addition, to the extent that inflation has increased during the period of time between the inflation adjustment and the interest payment, the interest payment will not be protected from the inflation increase.

Interest Rate Risk. Debt securities will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes.

The effect of interest rate changes on the inflation protected securities held by Nuveen Inflation Protected Securities Fund will be somewhat different. Interest rates have two components: a “real” interest rate and an increment that reflects investor expectations of future inflation. Because interest rates on inflation protected securities are adjusted for inflation, the values of these securities are not materially affected by inflation expectations. Therefore, the values of inflation protected debt securities are expected to change in response to changes in “real” interest rates. Generally, the value of an inflation protected debt security will fall when real interest rates rise and rise when real interest rates fall.

International Investing Risk. Nuveen Core Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Short Term Bond Fund, and Nuveen Total Return Bond Fund may invest in securities that trade in markets other than the United States. International investing involves risks not typically associated with U.S. investing. These risks include:

Currency Risk. Because foreign securities often trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities. A strong U.S. dollar relative to these other currencies will adversely affect the value of the fund.

Foreign Securities Market Risk. Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading, and greater spreads between bid and asked prices for securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

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Foreign Tax Risk. A fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. In some countries, the fund also may be subject to taxes on trading profits and, on certain securities transactions, transfer or stamp duties tax.

Information Risk. Non-U.S. companies generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory requirements that apply to U.S. companies. As a result, less information may be available to investors concerning non-U.S. issuers. Accounting and financial reporting standards in emerging markets may be especially lacking.

Investment Restriction Risk. Some countries, particularly emerging markets, restrict to varying degrees foreign investment in their securities markets. In some circumstances, these restrictions may limit or preclude investment in certain countries or may increase the cost of investing in securities of particular companies.

Political and Economic Risks. International investing is subject to the risk of political, social, or economic instability in the country of the issuer of a security, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, and nationalization of assets.

Liquidity Risk. Nuveen Core Bond Fund, Nuveen High Income Bond Fund, Nuveen Inflation Protected Securities Fund, Nuveen Short Term Bond Fund, and Nuveen Total Return Bond Fund are exposed to liquidity risk because of their investment in high-yield securities. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, these funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a fund’s performance. Infrequent trading may also lead to greater price volatility.

Mortgage- and Asset-Backed Securities Risk. Mortgage-backed securities are secured by and payable from pools of mortgage loans. Similarly, asset-backed securities are supported by obligations such as automobile loans, home equity loans, corporate bonds, or commercial loans. These mortgages and other obligations generally can be prepaid at any time without penalty. As a result, mortgage- and asset-backed securities are subject to prepayment risk, which is the risk that falling interest rates could cause prepayments of the securities to occur more quickly than expected. This occurs because, as interest rates fall, more homeowners refinance the mortgages underlying mortgage-related securities or prepay the debt obligations underlying asset-backed securities. A fund holding these securities must reinvest the prepayments at a time when interest rates are falling, reducing the income of the fund. In addition, when interest rates fall, prices on mortgage- and asset-backed securities may not rise as much as for other types of comparable debt securities because investors may anticipate an increase in prepayments.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying the securities to be prepaid more slowly than expected, resulting in slower prepayments of the securities. This would, in effect, convert a short- or medium-duration mortgage- or asset-backed security into a longer-duration security, increasing its sensitivity to interest rate changes and causing its price to decline.

Tax Consequence of Inflation Adjustments. Periodic adjustments for inflation to the principal amount of an inflation protected security will give rise to original issue discount, which will be includable in gross income for Inflation Protected Securities Fund. Because the fund is required to distribute its taxable income to avoid corporate level tax, the fund may be required to make annual distributions to shareholders that exceed the cash it receives, which may require the fund to liquidate certain investments when it is not advantageous to do so.

Section 2  How We Manage Your Money    45

Section 3  How You Can Buy and Sell Shares

The funds offer multiple classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the statement of additional information.

What Share Classes We Offer

Class A Shares

You can purchase Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” The up-front Class A sales charges for the funds are as follows:

Nuveen High Income Fund

			Maximum
	Sales Charge as %	Sales Charge as %	Financial Intermediary
	of Public	of Net Amount	Commission as % of
Amount of Purchase	Offering Price	Invested	Public Offering Price

Less than $50,000	4.75%	4.99%	4.25%
$50,000 but less than $100,000	4.50	4.71	4.00
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.50	2.56	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) if you redeem any of your shares within 18 months of purchase. The CDSC will be equal to 1% for the first six months, 0.75% for the next six months and 0.50% for the final six months. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Nuveen Core Bond Fund
Nuveen Inflation Protected Securities Fund
Nuveen Total Return Bond Fund

			Maximum
	Sales Charge as %	Sales Charge as %	Financial Intermediary
	of Public	of Net Amount	Commission as % of
Amount of Purchase	Offering Price	Invested	Public Offering Price

Less than $50,000	4.25%	4.44%	3.75%
$50,000 but less than $100,000	4.00	4.17	3.50
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.50	2.56	2.25
$500,000 but less than $1,000,000	2.00	2.04	1.75
$1,000,000 and over*	—	—	1.00

*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) if you redeem any of your shares within 18 months of purchase. The CDSC will be equal to 1% for the first six months, 0.75% for the next six months and 0.50% for the final six months. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

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Section 3  How You Can Buy and Sell Shares

Nuveen Intermediate Government Bond Fund
Nuveen Intermediate Term Bond Fund

			Maximum
	Sales Charge as %	Sales Charge as %	Financial Intermediary
	of Public	of Net Amount	Commission as % of
Amount of Purchase	Offering Price	Invested	Public Offering Price

Less than $50,000	3.00%	3.09%	2.50%
$50,000 but less than $100,000	2.50	2.56	2.00
$100,000 but less than $250,000	2.00	2.04	1.50
$250,000 but less than $500,000	1.50	1.52	1.25
$500,000 but less than $1,000,000	1.25	1.27	1.00
$1,000,000 and over*	—	—	0.75

*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 0.75% of the first $2.5 million, plus 0.50% of the amount over $2.5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) if you redeem any of your shares within 18 months of purchase. The CDSC will be equal to 0.75% for the first six months, 0.50% for the next six months and 0.25% for the final six months. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Nuveen Short Term Bond Fund

			Maximum
	Sales Charge as %	Sales Charge as %	Financial Intermediary
	of Public	of Net Amount	Commission as % of
Amount of Purchase	Offering Price	Invested	Public Offering Price

Less than $50,000	2.25%	2.30%	1.75%
$50,000 but less than $100,000	2.00	2.04	1.75
$100,000 but less than $250,000	1.25	1.27	1.00
$250,000 and over*	—	—	0.60

*	You can purchase $250,000 or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 0.60% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) if you redeem any of your shares within 18 months of purchase. The CDSC will be equal to 0.60% for the first six months, 0.50% for the next six months and 0.25% for the final six months. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

All Class A shares are also subject to an annual service fee of 0.25% of your fund’s average daily net assets, which compensates your financial advisor or other financial intermediary for providing ongoing service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments and the distributor of the funds, retains any up-front sales charge and the service fee on accounts with no financial intermediary of record.

Class B Shares

The Nuveen Core Bond Fund, Nuveen High Income Bond Fund and the Nuveen Total Return Bond Fund will issue Class B shares upon the exchange of Class B shares from another Nuveen Mutual Fund or for purposes of dividend reinvestment, but Class B shares are not available for new accounts or for additional investment into existing accounts.

Class B shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor or other financial intermediary for providing ongoing service to you. Nuveen begins paying the service fee to your financial advisor or other financial intermediary one year after you purchase shares, but only if you continue to hold the shares at that time. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor or other financial intermediary a 4.25% up-front sales commission, which includes an advance of the first year’s service fee. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within six years of purchase, you will normally pay a CDSC as shown in the schedule below. The CDSC is based on your purchase or redemption price, whichever is lower. You do not pay a CDSC on any Class B shares you purchase by reinvesting dividends.

Years Since Purchase	0-1	1-2	2-3	3-4	4-5	5-6	Over 6

CDSC	5%	5%	4%	3%	2%	1%	None

Section 3  How You Can Buy and Sell Shares    47

Class B shares automatically convert to Class A shares eight years after you buy them so that the distribution fees you pay over the life of your investment are limited. You will continue to pay an annual service fee on any converted Class B shares.

Class C Shares

You can purchase Class C shares at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 1% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor or other financial intermediary for providing ongoing service to you. The annual 0.75% distribution fee compensates Nuveen for paying your financial advisor or other financial intermediary an ongoing sales commission as well as an advance of the first year’s service and distribution fees. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1% CDSC, which is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends. Class C shares do not convert.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the statement of additional information for more information.

Class R3 Shares

You can purchase Class R3 shares at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of your fund’s average daily net assets. Class R3 shares are only available for purchase by eligible retirement plans. Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. See the statement of additional information for more information.

Class I Shares

You can purchase Class I shares at the offering price, which is the net asset value per share without any up-front sales charge. Class I shares are not subject to sales charges or ongoing service or distribution fees. Class I shares have lower ongoing expenses than the other classes.

Class I shares are available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment for such clients is $100,000, but this minimum will be reduced to $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000. Nuveen may also reduce the minimum to $250 for clients of financial intermediaries anticipated to reach this Class I share holdings level.

Class I shares are also available for purchase, with no minimum initial investment, by the following categories of investors:

•	Certain trustees, directors and employees of Nuveen Investments and its subsidiaries.
•	Certain advisory accounts of Nuveen Fund Advisors and its affiliates.
•	Certain financial intermediary personnel.
•	Certain bank or broker-affiliated trust departments.
•	Certain eligible retirement plans as described in the statement of additional information.
•	Certain additional categories of investors as described in the statement of additional information.

Please refer to the statement of additional information for more information about Class A, Class B, Class C, Class R3 and Class I shares, including more detailed program descriptions and eligibility requirements. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

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Section 3  How You Can Buy and Sell Shares

How to Reduce Your Sales Charge

The funds offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class I shares.

Class A Sales Charge Reductions

•	Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.

•	Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you; (ii) your spouse or domestic partner and your dependent children; and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more.
•	Monies representing reinvestment of Nuveen Mutual Fund distributions.
•	Certain employer-sponsored retirement plans.
•	Certain employees and affiliates of Nuveen. Purchases by officers, trustees and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen and subsidiaries thereof, and such employees’ immediate family members (as defined in the statement of additional information).
•	Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.
•	Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity.
•	Additional categories of investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

How to Buy Shares

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when Nuveen receives your order. Orders received before the close of trading on a business day (normally, 4:00 p.m. New York

Section 3  How You Can Buy and Sell Shares    49

time) will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

You may purchase fund shares (1) through a financial advisor or (2) directly from the funds.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged. Shares you purchase through your financial advisor or other intermediary will normally be held with that firm. For more information, please contact your financial advisor.

Directly from the Funds

You may buy Class A and Class C shares directly from the funds.

By Wire. You can purchase shares by making a wire transfer from your bank. Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV, or public offering price as applicable based on your share class, calculated after the funds’ custodian receives your payment by wire. Before making any additional purchases by wire, you should call Nuveen Investor Services at (800) 257-8787. You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

Regular U.S. Mail:	Overnight Express Mail:

Nuveen Mutual Funds	Nuveen Mutual Funds
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to Nuveen Mutual Funds at the same address.

Please note the following:

•	All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to Nuveen Mutual Funds.
•	Cash, money orders, cashier’s checks in amounts less than $10,000, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards will not be accepted. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
•	If a check or ACH transaction does not clear your bank, the funds reserve the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

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Section 3  How You Can Buy and Sell Shares

Special Services

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Systematic Investing

Once you have opened an account satisfying the applicable investment minimum, systematic investing allows you to make regular additional investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $100 per month. There is no charge to participate in your fund’s systematic investment plan. You can stop the deductions at any time by notifying your fund in writing.

•	From your bank account. You can make systematic investments of $100 or more per month by authorizing your fund to draw pre-authorized checks on your bank account.
•	From your paycheck. With your employer’s consent, you can make systematic investments each pay period (collectively meeting the monthly minimum of $100) by authorizing your employer to deduct monies from your paycheck.
•	Systematic exchanging. You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account, paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund’s systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging and, if your shares are held with a financial intermediary, the financial intermediary must have the operational capability to support exchanges. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the statement of additional information for details.

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges or reject any exchange. See “General Information — Frequent Trading” below.

Because an exchange between funds is treated for tax purposes as a purchase and sale, any gain may be subject to tax. An exchange between classes of shares of the same fund may not be considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, your fund will refund your CDSC and reinstate your

Section 3  How You Can Buy and Sell Shares    51

holding period for purposes of calculating the CDSC. You may use this reinstatement privilege only once for any redemption. The reinstatement privilege is not available for Class B shares.

How to Sell Shares

You may sell (redeem) your shares on any business day. You will receive the share price next determined after your fund has received your properly completed redemption request. Your redemption request must be received before the close of trading on the NYSE (normally, 4:00 p.m. New York time) for you to receive that day’s price. The fund will normally mail your check the next business day after a redemption request is received, but in no event more than seven days after your request is received. If you are selling shares purchased recently with a check, your redemption proceeds will not be mailed until your check has cleared, which may take up to ten days from your purchase date.

You may sell your shares (1) through a financial advisor or (2) directly to the funds.

Through a Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

Directly to the Funds

By Phone. If you did not purchase shares through a financial advisor, you may redeem your shares by calling Nuveen Investor Services at (800) 257-8787. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to you by check. The funds charge a $15 fee for wire redemptions, but have the right to waive this fee for shares redeemed through certain financial intermediaries and by certain accounts. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. Credit is usually available within two to three business days. The funds reserve the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

By Mail. To redeem shares by mail, send a written request to your financial intermediary, or to the fund at the following address:

Regular U.S. Mail:	Overnight Express Mail:

Nuveen Mutual Funds	Nuveen Mutual Funds
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Your request should include the following information:

•	name of the fund
•	account number
•	dollar amount or number of shares redeemed
•	name on the account
•	signatures of all registered account owners

After you have established your account, signatures on a written request must be guaranteed if:

•	you would like redemption proceeds to be paid to any person, address, or bank account other than that on record.
•	you would like the redemption check mailed to an address other than the address on the fund’s records, or you have changed the address on the fund’s records within the last 30 days.
•	your redemption request is in excess of $50,000.
•	bank information related to an automatic investment plan, telephone purchase or telephone redemption has changed.

In addition to the situations described above, the funds reserve the right to require a signature guarantee, or another acceptable form of signature verification, in other instances based on the circumstances of a particular situation.

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Section 3  How You Can Buy and Sell Shares

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Wire. You can call or write to have redemption proceeds sent to a bank account. See the policies for redeeming shares by phone or by mail. Before requesting to have redemption proceeds sent to a bank account, please make sure the funds have your bank account information on file. If the funds do not have this information, you will need to send written instructions with your bank’s name and a voided check or pre-printed savings account deposit slip. You must provide written instructions signed by all fund and bank account owners, and each individual must have their signature guaranteed.

Contingent Deferred Sales Charge

If you redeem Class A, Class B or Class C shares that are subject to a CDSC, you may be assessed a CDSC upon redemption. When you redeem Class A, Class B or Class C shares subject to a CDSC, your fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The CDSC holding period is calculated on a monthly basis and begins on the first day of the month in which the purchase was made. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Accounts with Low Balances

The funds reserve the right to liquidate or assess a low balance fee on any account with a balance that has fallen below the account balance minimum of $1,000 for any reason, including market fluctuations.

If a fund elects to exercise this right, then annually the fund will assess a $15 low balance account fee on certain IRAs and Coverdell Education Savings Accounts with balances under the account balance minimum. At the same time, other accounts with balances under the account balance minimum will be liquidated, with proceeds being mailed to the address of record. Prior to the assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication reminding them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to any fee assessment or account liquidation.

An intermediary may apply its own procedures in attempting to comply with the funds’ low balance account policy. You will not be assessed a CDSC if your account is liquidated.

Redemptions In-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

Section 3  How You Can Buy and Sell Shares    53

Section 4  General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies as well.

Dividends, Distributions and Taxes

Dividends from a fund’s net investment income are declared daily and paid monthly. Any capital gains are distributed at least once each year. Generally, you will begin to earn dividends on the next business day after the fund receives your payment and will continue to earn dividends through the business day immediately preceding the day the fund pays your redemption proceeds.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, sent via electronic funds transfer through the Automated Clearing House (ACH) network, deposited directly into your bank account, paid to a third party, sent to an address other than your address of record or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787. If you request that your distributions be paid by check but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Non-U.S. Income Tax Considerations

Investment income that the funds receive from their non-U.S. investments may be subject to non-U.S. income taxes, which generally will reduce fund distributions. However, the United States has entered into tax treaties with many non-U.S. countries that may entitle you to certain tax benefits.

Taxes and Tax Reporting

The funds will make distributions that may be taxed as ordinary income (which may be taxable at different rates, depending on the sources of the distributions) or capital gains (which may be taxable at different rates, depending on the length of time a fund holds its assets). Dividends from a fund’s long-term capital gains are generally taxable as capital gains, while dividends from short-term capital gains and net investment income are generally taxable as ordinary income. However, certain ordinary income distributions received from a fund that are determined to be qualified dividend income may be taxed at tax rates equal to those applicable to long-term capital gains. The tax you pay on a given capital gains distribution depends generally on how long the fund has held the portfolio securities it sold. It does not depend on how long you have owned your fund shares. Dividends generally do not qualify for a dividends received deduction if you are a corporate shareholder.

Early in each year, you will receive a statement detailing the amount and nature of all dividends and capital gains that you were paid during the prior year. If you hold your investment at the firm where you purchased your fund shares, you will receive the statement from that firm. If you hold your shares directly with the fund, Nuveen will send you the statement. The tax status of your dividends is the same whether you reinvest your dividends or elect to receive them in cash. The sale of shares in your account may produce a gain or loss, and is a taxable event. For tax purposes, an exchange of shares between funds is generally the same as a sale.

Please note that if you do not furnish your fund with your correct Social Security number or employer identification number, federal law requires the fund to withhold federal income tax from your distributions and redemption proceeds at the then current rate.

Please consult the statement of additional information and your tax advisor for more information about taxes.

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Section 4  General Information

Buying or Selling Shares Close to a Record Date

Buying fund shares shortly before the record date for a taxable dividend is commonly known as “buying the dividend.” The entire dividend may be taxable to you even though a portion of the dividend effectively represents a return of your purchase price.

Foreign Tax Credit

A regulated investment company more than 50% of the value of whose assets consists of stock or securities in foreign corporations at the close of the taxable year may, for such taxable year, pass the regulated investment company’s foreign tax credits through to its investors.

Distribution and Service Plans

Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.

Under the plan, Nuveen receives a distribution fee for Class B, C and R3 shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen receives a service fee for Class A, B, C and R3 shares to compensate financial intermediaries, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder accounts, answering shareholder inquiries and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Long-term holders of Class B, C and R3 shares may pay more in distribution and service fees and CDSCs (Class B and C shares only) than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.

Other Payments to Financial Intermediaries

In addition to sales commissions and certain payments from distribution and service fees to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. The statement of additional information contains additional information about these payments, including the names of the firms to which payments are made. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications

Section 4  General Information    55

and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The amounts of payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the funds to you. The intermediary may elevate the prominence or profile of the funds within the intermediary’s organization by, for example, placing the funds on a list of preferred or recommended funds and/or granting Nuveen and/or its affiliates preferential or enhanced opportunities to promote the funds in various ways within the intermediary’s organization.

Net Asset Value

The price you pay for your shares is based on each fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Directors or its delegate.

In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are generally valued at the last sales price that day or, in the case of securities admitted to trade on the NASDAQ National Market, the NASDAQ Official Closing Price. The prices of fixed-income securities are provided by a pricing service. When price quotes are not readily available, the pricing service establishes the market value based on various factors, including prices of comparable securities.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Directors or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund net asset value or makes it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security is the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of securities. In particular, for non-U.S.-traded securities whose principal local markets close before the time as of which the funds’ shares are priced, the funds on certain days may adjust the local closing price based upon such factors (which may be evaluated by an outside pricing service) as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. See the statement of additional information for details.

If a fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Frequent Trading

The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are

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also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An omnibus account typically includes multiple investors and provides the funds only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the funds. Despite the funds’ efforts to detect and prevent frequent trading, the funds may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. Nuveen, the funds’ distributor, has entered into agreements with financial intermediaries that maintain omnibus accounts with the funds’ transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with Nuveen in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the funds through such accounts. Technical limitations in operational systems at such intermediaries or at Nuveen may also limit the funds’ ability to detect and prevent frequent trading. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the funds do not knowingly permit frequent trading, they cannot guarantee that they will be able to identify and restrict all frequent trading activity.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the statement of additional information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. The funds also reserve the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objective, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the statement of additional information.

Section 4  General Information    57

Fund Service Providers

The custodian of the assets of the funds is U.S. Bank National Association, 60 Livingston Avenue, St. Paul, MN 55101. U.S. Bancorp Fund Services, LLC, 615 East Michigan St., Milwaukee, WI 53202, acts as the funds’ transfer agent and as such performs bookkeeping and data processing for the maintenance of shareholder accounts.

 58
Section 4  General Information

Section 5  Financial Highlights

The tables that follow present performance information about the share classes of each fund offered during the most recently completed fiscal year. This information is intended to help you understand each fund’s financial performance for the past five years or, if shorter, the period of operations for the fund or class of shares. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Nuveen Core Bond Fund

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Less Distributions									Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income
	Asset		Unrealized		Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	to Average
	Value,	Net	Gains	Total From	(From Net	(From Net		Value,		End of	Expenses	Income	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	to Average	to Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(3,4)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010(1)	$10.04	0.51	1.18	1.69	(0.51)	—	(0.51)	$11.22	17.11%	$93,374	0.95%	4.65%	1.02%	4.58%	83%
2009(1)	$10.86	0.61	(0.81)	(0.20)	(0.62)	—	(0.62)	$10.04	(1.37)%	$82,373	0.95%	6.34%	1.02%	6.27%	160%
2008(1)	$10.79	0.51	0.05	0.56	(0.49)	—	(0.49)	$10.86	5.24%	$94,571	0.95%	4.63%	1.01%	4.57%	131%
2007(1)	$10.71	0.47	0.09	0.56	(0.48)	—	(0.48)	$10.79	5.26%	$102,723	0.95%	4.25%	1.01%	4.19%	137%

Fiscal period ended June 30,
2006(1,2)	$11.15	0.33	(0.37)	(0.04)	(0.33)	(0.07)	(0.40)	$10.71	(0.34)%	$134,845	0.95%	3.98%	1.03%	3.90%	139%

Fiscal year ended September 30,
2005(1)	$11.27	0.40	(0.09)	0.31	(0.42)	(0.01)	(0.43)	$11.15	2.75%	$161,410	0.95%	3.51%	1.05%	3.41%	208%
Class B Shares
Fiscal year ended June 30,
2010(1)	$9.95	0.43	1.17	1.60	(0.43)	—	(0.43)	$11.12	16.31%	$3,607	1.70%	3.97%	1.77%	3.90%	83%
2009(1)	$10.77	0.54	(0.81)	(0.27)	(0.55)	—	(0.55)	$9.95	(2.12)%	$5,780	1.70%	5.59%	1.77%	5.52%	160%
2008(1)	$10.70	0.42	0.06	0.48	(0.41)	—	(0.41)	$10.77	4.50%	$7,733	1.70%	3.87%	1.76%	3.81%	131%
2007(1)	$10.63	0.38	0.09	0.47	(0.40)	—	(0.40)	$10.70	4.41%	$9,634	1.70%	3.50%	1.76%	3.44%	137%

Fiscal period ended June 30,
2006(1,2)	$11.07	0.26	(0.36)	(0.10)	(0.27)	(0.07)	(0.34)	$10.63	(0.91)%	$13,819	1.70%	3.23%	1.78%	3.15%	139%

Fiscal year ended September 30,
2005(1)	$11.19	0.31	(0.09)	0.22	(0.33)	(0.01)	(0.34)	$11.07	2.00%	$17,078	1.70%	2.76%	1.80%	2.66%	208%
Class C Shares
Fiscal year ended June 30,
2010(1)	$10.00	0.42	1.19	1.61	(0.43)	—	(0.43)	$11.18	16.32%	$3,796	1.70%	3.91%	1.77%	3.84%	83%
2009(1)	$10.83	0.54	(0.82)	(0.28)	(0.55)	—	(0.55)	$10.00	(2.21)%	$3,693	1.70%	5.59%	1.77%	5.52%	160%
2008(1)	$10.75	0.43	0.06	0.49	(0.41)	—	(0.41)	$10.83	4.57%	$4,383	1.70%	3.89%	1.76%	3.83%	131%
2007(1)	$10.67	0.38	0.10	0.48	(0.40)	—	(0.40)	$10.75	4.48%	$4,567	1.70%	3.50%	1.76%	3.44%	137%
Fiscal period ended June 30,
2006(1,2)	$11.12	0.26	(0.37)	(0.11)	(0.27)	(0.07)	(0.34)	$10.67	(1.01)%	$5,183	1.70%	3.22%	1.78%	3.14%	139%
Fiscal year ended September 30,
2005(1)	$11.24	0.31	(0.09)	0.22	(0.33)	(0.01)	(0.34)	$11.12	1.99%	$7,266	1.70%	2.76%	1.80%	2.66%	208%
Section 5  Financial Highlights    59

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Less Distributions									Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income
	Asset		Unrealized		Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	to Average
	Value,	Net	Gains	Total From	(From Net	(From Net		Value,		End of	Expenses	Income	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	to Average	to Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(3,4)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class R3 Shares
Fiscal year ended June 30,
2010(1)	$10.09	0.48	1.19	1.67	(0.49)	—	(0.49)	$11.27	16.74%	$379	1.20%	4.42%	1.27%	4.35%	83%
2009(1)	$10.89	0.59	(0.79)	(0.20)	(0.60)	—	(0.60)	$10.09	(1.43)%	$406	1.20%	6.11%	1.27%	6.04%	160%
2008(1)	$10.81	0.49	0.05	0.54	(0.46)	—	(0.46)	$10.89	5.06%	$289	1.20%	4.42%	1.26%	4.36%	131%
2007(1)	$10.73	0.44	0.09	0.53	(0.45)	—	(0.45)	$10.81	4.99%	$65	1.20%	4.01%	1.29%	3.92%	137%
Fiscal period ended June 30,
2006(1,2)	$11.17	0.31	(0.36)	(0.05)	(0.32)	(0.07)	(0.39)	$10.73	(0.51)%	$34	1.20%	3.77%	1.43%	3.54%	139%
Fiscal year ended September 30,
2005(1)	$11.30	0.38	(0.10)	0.28	(0.40)	(0.01)	(0.41)	$11.17	2.51%	$16	1.20%	3.37%	1.45%	3.12%	208%
Class I Shares
Fiscal year ended June 30,
2010(1)	$10.03	0.54	1.18	1.72	(0.54)	—	(0.54)	$11.21	17.42%	$1,179,453	0.70%	4.93%	0.77%	4.86%	83%
2009(1)	$10.86	0.64	(0.82)	(0.18)	(0.65)	—	(0.65)	$10.03	(1.22)%	$1,279,489	0.70%	6.57%	0.77%	6.50%	160%
2008(1)	$10.78	0.54	0.06	0.60	(0.52)	—	(0.52)	$10.86	5.60%	$1,468,599	0.70%	4.88%	0.76%	4.82%	131%
2007(1)	$10.70	0.49	0.10	0.59	(0.51)	—	(0.51)	$10.78	5.53%	$1,530,750	0.70%	4.50%	0.76%	4.44%	137%
Fiscal period ended June 30,
2006(1,2)	$11.15	0.35	(0.38)	(0.03)	(0.35)	(0.07)	(0.42)	$10.70	(0.24)%	$1,680,105	0.70%	4.24%	0.78%	4.16%	139%
Fiscal year ended September 30,
2005(1)	$11.27	0.42	(0.08)	0.34	(0.45)	(0.01)	(0.46)	$11.15	3.01%	$1,725,850	0.70%	3.77%	0.80%	3.67%	208%

(1)	Per share data calculated using average shares outstanding method.
(2)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(3)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(4)	Total return would have been lower had certain expenses not been waived.

 60
Section 5  Financial Highlights

Nuveen High Income Bond Fund

	Per Share Data								Ratios/Supplemental Data
		Investment Operations			Less Distributions								Ratio of Net
			Realized									Ratio of	Investment
	Net		and				Net		Net		Ratio of Net	Expenses to	Income
	Asset		Unrealized		Dividends		Asset		Assets,	Ratio of	Investment	Average	to Average
	Value,	Net	Gains	Total From	(From Net		Value,		End of	Expenses	Income	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Total	End of	Total	Period	to Average	to Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Distributions	Period	Return(3)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010(1)	$7.15	0.67	1.12	1.79	(0.66)	(0.66)	$8.28	25.47%	$29,532	1.10%	8.12%	1.29%	7.93%	132%
2009(1)	$8.65	0.73	(1.47)	(0.74)	(0.76)	(0.76)	$7.15	(7.26)%	$25,696	1.10%	10.79%	1.36%	10.53%	108%
2008(1)	$9.61	0.71	(0.97)	(0.26)	(0.70)	(0.70)	$8.65	(2.84)%	$24,420	1.10%	7.74%	1.31%	7.53%	100%
2007(1)	$9.22	0.65	0.38	1.03	(0.64)	(0.64)	$9.61	11.46%	$28,932	1.10%	6.74%	1.30%	6.54%	101%
Fiscal period ended June 30,
2006(1,2)	$9.41	0.49	(0.20)	0.29	(0.48)	(0.48)	$9.22	3.14%	$29,573	1.10%	6.94%	1.29%	6.75%	68%
Fiscal year ended September 30,
2005(1)	$9.45	0.66	(0.04)	0.62	(0.66)	(0.66)	$9.41	6.74%	$34,144	1.02%	6.88%	1.27%	6.63%	77%
Class B Shares
Fiscal year ended June 30,
2010(1)	$7.11	0.60	1.12	1.72	(0.60)	(0.60)	$8.23	24.56%	$1,628	1.85%	7.47%	2.04%	7.28%	132%
2009(1)	$8.61	0.68	(1.47)	(0.79)	(0.71)	(0.71)	$7.11	(7.99)%	$2,157	1.85%	9.92%	2.11%	9.66%	108%
2008(1)	$9.57	0.63	(0.96)	(0.33)	(0.63)	(0.63)	$8.61	(3.57)%	$3,496	1.85%	6.97%	2.06%	6.76%	100%
2007(1)	$9.18	0.57	0.39	0.96	(0.57)	(0.57)	$9.57	10.67%	$4,814	1.85%	6.00%	2.05%	5.80%	101%
Fiscal period ended June 30,
2006(1,2)	$9.37	0.43	(0.19)	0.24	(0.43)	(0.43)	$9.18	2.57%	$5,988	1.85%	6.19%	2.04%	6.00%	68%
Fiscal year ended September 30,
2005(1)	$9.41	0.58	(0.03)	0.55	(0.59)	(0.59)	$9.37	5.97%	$7,191	1.77%	6.13%	2.02%	5.88%	77%
Class C Shares
Fiscal year ended June 30,
2010(1)	$7.12	0.60	1.13	1.73	(0.60)	(0.60)	$8.25	24.67%	$6,969	1.85%	7.41%	2.04%	7.22%	1.32%
2009(1)	$8.62	0.68	(1.47)	(0.79)	(0.71)	(0.71)	$7.12	(7.98)%	$5,038	1.85%	9.98%	2.11%	9.72%	108%
2008(1)	$9.58	0.63	(0.96)	(0.33)	(0.63)	(0.63)	$8.62	(3.57)%	$6,490	1.85%	6.97%	2.06%	6.76%	100%
2007(1)	$9.19	0.57	0.39	0.96	(0.57)	(0.57)	$9.58	10.66%	$8,522	1.85%	5.98%	2.05%	5.78%	101%
Fiscal period ended June 30,
2006(1,2)	$9.38	0.43	(0.19)	0.24	(0.43)	(0.43)	$9.19	2.56%	$9,873	1.85%	6.19%	2.04%	6.00%	68%
Fiscal year ended September 30,
2005(1)	$9.42	0.58	(0.03)	0.55	(0.59)	(0.59)	$9.38	5.96%	$13,403	1.77%	6.13%	2.02%	5.88%	77%
Class R3 Shares
Fiscal year ended June 30,
2010(1)	$7.28	0.66	1.14	1.80	(0.64)	(0.64)	$8.44	25.12%	$343	1.35%	7.92%	1.54%	7.73%	132%
2009(1)	$8.79	0.73	(1.49)	(0.76)	(0.75)	(0.75)	$7.28	(7.49)%	$265	1.35%	10.72%	1.61%	10.46%	108%
2008(1)	$9.75	0.69	(0.98)	(0.29)	(0.67)	(0.67)	$8.79	(3.04)%	$185	1.35%	7.37%	1.56%	7.16%	100%
2007(1)	$9.35	0.62	0.40	1.02	(0.62)	(0.62)	$9.75	11.12%	$186	1.35%	6.38%	1.56%	6.17%	101%
Fiscal period ended June 30,
2006(1,2)	$9.53	0.49	(0.20)	0.29	(0.47)	(0.47)	$9.35	3.09%	$73	1.35%	6.82%	1.69%	6.48%	68%
Fiscal year ended September 30,
2005(1)	$9.60	0.62	(0.04)	0.58	(0.65)	(0.65)	$9.53	6.23%	$4	1.33%	6.31%	1.73%	5.91%	77%
Class I Shares
Fiscal year ended June 30,
2010(1)	$7.16	0.69	1.12	1.81	(0.68)	(0.68)	$8.29	25.75%	$350,066	0.85%	8.38%	1.04%	8.19%	132%
2009(1)	$8.66	0.75	(1.47)	(0.72)	(0.78)	(0.78)	$7.16	(7.01)%	$182,051	0.85%	10.93%	1.11%	10.67%	108%
2008(1)	$9.62	0.73	(0.97)	(0.24)	(0.72)	(0.72)	$8.66	(2.59)%	$204,164	0.85%	7.99%	1.06%	7.78%	100%
2007(1)	$9.23	0.67	0.39	1.06	(0.67)	(0.67)	$9.62	11.73%	$232,998	0.85%	6.98%	1.05%	6.78%	101%
Fiscal period ended June 30,
2006(1,2)	$9.42	0.51	(0.20)	0.31	(0.50)	(0.50)	$9.23	3.34%	$205,382	0.85%	7.19%	1.04%	7.00%	68%
Fiscal year ended September 30,
2005(1)	$9.46	0.68	(0.03)	0.65	(0.69)	(0.69)	$9.42	7.01%	$207,610	0.77%	7.13%	1.02%	6.88%	77%

(1)	Per share data calculated using average shares outstanding method.
(2)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(3)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

Section 5  Financial Highlights    61

Nuveen Inflation Protected Securities Fund

	Per Share Data										Ratios/Supplemental Data
		Investment Operations			Less Distributions										Ratio of Net
			Realized											Ratio of	Investment
	Net		and						Net		Net		Ratio of Net	Expenses to	Income to
	Asset		Unrealized	Total	Dividends	Distributions			Asset		Assets,	Ratio of	Investment	Average Net	Average
	Value,	Net	Gains	From	(From Net	(From Net	Distributions		Value,		End of	Expenses	Income to	Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	(From Return	Total	End of	Total	Period	to Average	Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	of Capital)	Distributions	Period	Return(4,5)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010(1)	$9.59	0.28	0.73	1.01	(0.27)	—	—	(0.27)	$10.33	10.62%	$7,894	0.84%	2.77%	1.15%	2.46%	72%
2009(1)	$10.20	0.14	(0.37)	(0.23)	(0.26)	—	(0.12)	(0.38)	$9.59	(2.18)%	$5,439	0.85%	1.52%	1.10%	1.27%	24%
2008(1)	$9.43	0.54	0.76	1.30	(0.53)	—	—	(0.53)	$10.20	14.01%	$3,294	0.85%	5.40%	1.08%	5.17%	71%
2007(1)	$9.54	0.39	(0.16)	0.23	(0.34)	—	—	(0.34)	$9.43	2.41%	$2,712	0.85%	4.09%	1.06%	3.88%	90%
Fiscal period ended June 30,
2006(1,2)	$10.12	0.38	(0.55)	(0.17)	(0.40)	(0.01)	—	(0.41)	$9.54	(1.69)%	$5,042	0.85%	5.20%	1.08%	4.97%	85%
Fiscal year ended September 30,
2005(1,3)	$10.00	0.51	(0.02)	0.49	(0.37)	—	—	(0.37)	$10.12	4.93%	$6,917	0.85%	5.04%	1.09%	4.80%	23%
Class C Shares
Fiscal year ended June 30,
2010(1)	$9.53	0.18	0.75	0.93	(0.22)	—	—	(0.22)	$10.24	9.76%	$6,673	1.60%	1.78%	1.91%	1.47%	72%
2009(1)	$10.18	0.11	(0.43)	(0.32)	(0.21)	—	(0.12)	(0.33)	$9.53	(3.03)%	$1,406	1.59%	1.19%	1.84%	0.94%	24%
2008(1)	$9.41	0.48	0.75	1.23	(0.46)	—	—	(0.46)	$10.18	13.20%	$365	1.60%	4.82%	1.83%	4.59%	71%
2007(1)	$9.53	0.33	(0.18)	0.15	(0.27)	—	—	(0.27)	$9.41	1.53%	$348	1.60%	3.44%	1.81%	3.23%	90%
Fiscal period ended June 30,
2006(1,2)	$10.11	0.31	(0.53)	(0.22)	(0.35)	(0.01)	—	(0.36)	$9.53	(2.26)%	$552	1.60%	4.29%	1.83%	4.06%	85%
Fiscal year ended September 30,
2005(1,3)	$10.00	0.40	0.02	0.42	(0.31)	—	—	(0.31)	$10.11	4.18%	$855	1.60%	3.98%	1.84%	3.74%	23%
Class R3 Shares
Fiscal year ended June 30,
2010(1)	$9.58	0.26	0.72	0.98	(0.25)	—	—	(0.25)	$10.31	10.32%	$1,332	1.09%	2.64%	1.40%	2.33%	72%
2009(1)	$10.20	0.13	(0.39)	(0.26)	(0.24)	—	(0.12)	(0.36)	$9.58	(2.43)%	$1,262	1.10%	1.34%	1.35%	1.09%	24%
2008(1)	$9.43	0.52	0.75	1.27	(0.50)	—	—	(0.50)	$10.20	13.73%	$1,175	1.10%	5.21%	1.33%	4.98%	71%
2007(1)	$9.55	0.33	(0.13)	0.20	(0.32)	—	—	(0.32)	$9.43	2.09%	$822	1.10%	3.45%	1.31%	3.24%	90%
Fiscal period ended June 30,
2006(1,2)	$10.13	0.38	(0.56)	(0.18)	(0.39)	(0.01)	—	(0.40)	$9.55	(1.80)%	$1	1.10%	5.17%	1.48%	4.79%	85%
Fiscal year ended September 30,
2005(1,3)	$10.00	0.43	0.05	0.48	(0.35)	—	—	(0.35)	$10.13	4.81%	$1	1.10%	4.22%	1.49%	3.83%	23%
Class I Shares
Fiscal year ended June 30,
2010(1)	$9.59	0.33	0.71	1.04	(0.29)	—	—	(0.29)	$10.34	10.92%	$156,983	0.59%	3.27%	0.90%	2.96%	72%
2009(1)	$10.20	0.23	(0.45)	(0.22)	(0.27)	—	(0.12)	(0.39)	$9.59	(2.03)%	$167,501	0.60%	2.48%	0.85%	2.23%	24%
2008(1)	$9.43	0.56	0.76	1.32	(0.55)	—	—	(0.55)	$10.20	14.29%	$278,749	0.60%	5.64%	0.83%	5.41%	71%
2007(1)	$9.55	0.40	(0.16)	0.24	(0.36)	—	—	(0.36)	$9.43	2.56%	$273,312	0.60%	4.21%	0.81%	4.00%	90%
Fiscal period ended June 30,
2006(1,2)	$10.13	0.42	(0.57)	(0.15)	(0.42)	(0.01)	—	(0.43)	$9.55	(1.50)%	$317,977	0.60%	5.73%	0.83%	5.50%	85%
Fiscal year ended September 30,
2005(1,3)	$10.00	0.51	0.01	0.52	(0.39)	—	—	(0.39)	$10.13	5.24%	$269,412	0.60%	5.05%	0.84%	4.81%	23%

(1)	Per share data calculated using average shares outstanding method.
(2)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(3)	Commenced operations on October 1, 2004. All ratios for the period have been annualized, except total return and portfolio turnover.
(4)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(5)	Total return would have been lower had certain expenses not been waived.

 62
Section 5  Financial Highlights

Nuveen Intermediate Government Bond Fund

	Per Share Data											Ratios/Supplemental Data
		Investment Operations			Less Distributions											Ratio of Net
			Realized												Ratio of	Investment
	Net		and							Net		Net		Ratio of Net	Expenses to	Income to
	Asset		Unrealized	Total	Dividends	Distributions	Distributions			Asset		Assets,	Ratio of	Investment	Average	Average
	Value,	Net	Gains	From	(From Net	(From Net	(From			Value,		End of	Expenses	Income	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Return of		Total	End of	Total	Period	to Average	to Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	Capital)		Distributions	Period	Return(4,6)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010(1)	$8.67	0.20	0.27	0.47	(0.20)	(0.17)	—	(3)	(0.37)	$8.77	5.50%	$19,003	0.75%	2.33%	1.19%	1.89%	105%
2009(1)	$8.42	0.19	0.25	0.44	(0.19)	—	—		(0.19)	$8.67	5.30%	$10,496	0.75%	2.22%	1.15%	1.82%	133%
2008(1)	$8.00	0.28	0.43	0.71	(0.29)	—	—		(0.29)	$8.42	8.90%	$6,504	0.75%	3.32%	1.33%	2.74%	118%
2007(1)	$7.99	0.31	0.06	0.37	(0.33)	—	(0.03)		(0.36)	$8.00	4.68%	$1,619	0.75%	3.80%	1.46%	3.09%	84%
Fiscal period ended June 30,
2006(1,2)	$8.26	0.22	(0.22)	0.00	(0.22)	(0.05)	—		(0.27)	$7.99	0.06%	$1,689	0.75%	3.56%	1.26%	3.05%	70%
Fiscal year ended September 30,
2005(1)	$8.82	0.27	(0.15)	0.12	(0.28)	(0.40)	—		(0.68)	$8.26	1.40%	$1,970	0.75%	3.21%	1.09%	2.87%	161%
Class C Shares
Fiscal period ended June 30,
2010(1,5)	$8.76	0.09	0.17	0.26	(0.08)	(0.17)	—	(3)	(0.25)	$8.77	3.00%	$1,940	1.60%	1.50%	1.94%	1.16%	105%
Class R3 Shares
Fiscal period ended June 30,
2010(1,5)	$8.76	0.09	0.20	0.29	(0.11)	(0.17)	—	(3)	(0.28)	$8.77	3.34%	$652	1.10%	1.78%	1.44%	1.44%	105%
Class I Shares
Fiscal year ended June 30,
2010(1)	$8.67	0.21	0.27	0.48	(0.21)	(0.17)	—	(3)	(0.38)	$8.77	5.66%	$152,088	0.60%	2.39%	0.94%	2.05%	105%
2009(1)	$8.42	0.21	0.25	0.46	(0.21)	—	—		(0.21)	$8.67	5.46%	$101,253	0.60%	2.41%	0.90%	2.11%	133%
2008(1)	$8.00	0.30	0.42	0.72	(0.30)	—	—		(0.30)	$8.42	9.07%	$63,784	0.60%	3.60%	1.08%	3.12%	118%
2007(1)	$7.99	0.32	0.06	0.38	(0.34)	—	(0.03)		(0.37)	$8.00	4.84%	$37,705	0.60%	3.94%	1.21%	3.33%	84%
Fiscal period ended June 30,
2006(1,2)	$8.25	0.22	(0.20)	0.02	(0.23)	(0.05)	—		(0.28)	$7.99	0.30%	$42,781	0.60%	3.70%	1.01%	3.29%	70%
Fiscal year ended September 30,
2005(1)	$8.82	0.28	(0.16)	0.12	(0.29)	(0.40)	—		(0.69)	$8.25	1.43%	$69,349	0.60%	3.34%	0.84%	3.10%	161%

(1)	Per share data calculated using average shares outstanding method.
(2)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(3)	Includes a tax return of capital of less than $0.01.
(4)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(5)	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to June 30, 2010 have been annualized, except total return and portfolio turnover.
(6)	Total return would have been lower had certain expenses not been waived.

Section 5  Financial Highlights    63

Nuveen Intermediate Term Bond Fund

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Less Distributions									Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income to
	Asset		Unrealized	Total	Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	Average
	Value,	Net	Gains	From	(From Net	(From Net		Value,		End of	Expenses to	Income to	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(3,4)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares

Fiscal year ended June 30,
2010(1)	$9.47	0.42	0.86	1.28	(0.42)	—	(0.42)	$10.33	13.64%	$26,341	0.85%	4.12%	1.01%	3.96%	58%
2009(1)	$9.90	0.48	(0.40)	0.08	(0.51)	—	(0.51)	$9.47	1.21%	$23,905	0.85%	5.25%	1.01%	5.09%	41%
2008(1)	$9.73	0.44	0.14	0.58	(0.41)	—	(0.41)	$9.90	6.02%	$28,364	0.85%	4.38%	1.01%	4.22%	102%
2007(1)	$9.68	0.41	0.05	0.46	(0.41)	—	(0.41)	$9.73	4.80%	$30,655	0.85%	4.07%	1.01%	3.91%	110%
Fiscal period ended June 30,
2006(1,2)	$9.99	0.29	(0.27)	0.02	(0.30)	(0.03)	(0.33)	$9.68	0.23%	$38,296	0.75%	3.88%	1.03%	3.60%	113%
Fiscal year ended September 30,
2005(1)	$10.25	0.34	(0.17)	0.17	(0.33)	(0.10)	(0.43)	$9.99	1.69%	$48,426	0.75%	3.39%	1.05%	3.09%	118%
Class I Shares
Fiscal year ended June 30,
2010(1)	$9.43	0.43	0.86	1.29	(0.43)	—	(0.43)	$10.29	13.87%	$734,924	0.70%	4.28%	0.76%	4.22%	58%
2009(1)	$9.87	0.49	(0.40)	0.09	(0.53)	—	(0.53)	$9.43	1.26%	$724,531	0.70%	5.39%	0.76%	5.33%	41%
2008(1)	$9.70	0.45	0.15	0.60	(0.43)	—	(0.43)	$9.87	6.20%	$766,932	0.70%	4.53%	0.76%	4.47%	102%
2007(1)	$9.65	0.42	0.06	0.48	(0.43)	—	(0.43)	$9.70	4.98%	$752,984	0.70%	4.22%	0.76%	4.16%	110%
Fiscal period ended June 30,
2006(1,2)	$9.96	0.30	(0.27)	0.03	(0.31)	(0.03)	(0.34)	$9.65	0.34%	$899,175	0.60%	4.03%	0.78%	3.85%	113%
Fiscal year ended September 30,
2005(1)	$10.22	0.36	(0.17)	0.19	(0.35)	(0.10)	(0.45)	$9.96	1.85%	$1,074,624	0.60%	3.55%	0.80%	3.35%	118%

(1)	Per share data calculated using average shares outstanding method.
(2)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(3)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(4)	Total return would have been lower had certain expenses not been waived.

 64
Section 5  Financial Highlights

Nuveen Short Term Bond Fund

	Per Share Data										Ratios/Supplemental Data
		Investment Operations			Less Distributions										Ratio of Net
			Realized										Ratio of	Ratio of	Investment
	Net		and						Net		Net		Net	Expenses	Income
	Asset		Unrealized	Total	Dividends	Distributions			Asset		Assets,	Ratio of	Investment	to Average	to Average
	Value,	Net	Gains	From	(From Net	(From			Value,		End of	Expenses	Income	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Return of		Total	End of	Total	Period	to Average	to Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Capital)		Distributions	Period	Return(4,6)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010(1)	$9.66	0.31	0.34	0.65	(0.33)	—		(0.33)	$9.98	6.77%	$87,631	0.75%	3.17%	1.04%	2.88%	44%
2009(1)	$9.89	0.46	(0.26)	0.20	(0.43)	—		(0.43)	$9.66	2.22%	$65,704	0.74%	4.87%	1.06%	4.55%	54%
2008(1)	$9.90	0.45	(0.03)	0.42	(0.43)	—		(0.43)	$9.89	4.30%	$59,933	0.74%	4.48%	1.05%	4.17%	55%
2007(1)	$9.83	0.36	0.09	0.45	(0.38)	—		(0.38)	$9.90	4.60%	$66,722	0.75%	3.61%	1.04%	3.32%	47%
Fiscal period ended June 30,
2006(1,2)	$9.93	0.23	(0.06)	0.17	(0.27)	—		(0.27)	$9.83	1.75%	$78,771	0.75%	3.11%	1.04%	2.82%	60%
Fiscal year ended September 30,
2005(1)	$10.11	0.27	(0.16)	0.11	(0.29)	—	(3)	(0.29)	$9.93	1.08%	$97,863	0.75%	2.68%	1.05%	2.38%	64%
Class C Shares
Fiscal period ended June 30,
2010(1,5)	$9.95	0.13	0.06	0.19	(0.14)			(0.14)	$10.00	1.90%	$3,111	1.60%	1.95%	1.79%	1.76%	44%
Class I Shares
Fiscal year ended June 30,
2010(1)	$9.67	0.32	0.34	0.66	(0.34)	—		(0.34)	$9.99	6.92%	$629,151	0.60%	3.26%	0.79%	3.07%	44%
2009(1)	$9.89	0.48	(0.25)	0.23	(0.45)	—		(0.45)	$9.67	2.48%	$315,024	0.59%	5.02%	0.81%	4.80%	54%
2008(1)	$9.91	0.46	(0.03)	0.43	(0.45)	—		(0.45)	$9.89	4.35%	$257,403	0.59%	4.62%	0.80%	4.41%	55%
2007(1)	$9.83	0.37	0.10	0.47	(0.39)	—		(0.39)	$9.91	4.86%	$311,131	0.60%	3.74%	0.79%	3.55%	47%
Fiscal period ended June 30,
2006(1,2)	$9.93	0.24	(0.06)	0.18	(0.28)	—		(0.28)	$9.83	1.87%	$454,665	0.60%	3.26%	0.79%	3.07%	60%
Fiscal year ended September 30,
2005(1)	$10.11	0.28	(0.16)	0.12	(0.29)	(0.01)		(0.30)	$9.93	1.23%	$625,392	0.60%	2.83%	0.80%	2.63%	64%

(1)	Per share data calculated using average shares outstanding method.
(2)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(3)	Includes a tax return of capital of less than $0.01.
(4)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(5)	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to June 30, 2010 have been annualized, except total return and portfolio turnover.
(6)	Total return would have been lower had certain expenses not been waived.

Section 5  Financial Highlights    65

Nuveen Total Return Bond Fund1

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Less Distributions									Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income
	Asset		Unrealized	Total	Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	to Average
	Value,	Net	Gains	From	(From Net	(From Net		Value,		End of	Expenses	Income	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	to Average	to Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(4,5)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010(2)	$9.01	0.52	1.28	1.80	(0.54)	—	(0.54)	$10.27	20.21%	$28,165	0.92%	5.19%	1.13%	4.98%	96%
2009(2)	$9.90	0.64	(0.74)	(0.10)	(0.63)	(0.16)	(0.79)	$9.01	0.16%	$13,948	1.00%	7.58%	1.13%	7.45%	147%
2008(2)	$9.83	0.49	0.05	0.54	(0.47)	—	(0.47)	$9.90	5.51%	$15,567	0.99%	4.87%	1.11%	4.75%	124%
2007(2)	$9.86	0.45	(0.02)	0.43	(0.46)	—	(0.46)	$9.83	4.36%	$13,198	1.00%	4.48%	1.13%	4.35%	180%
Fiscal period ended June 30,
2006(2,3)	$10.18	0.31	(0.33)	(0.02)	(0.30)	—	(0.30)	$9.86	(0.17)%	$15,522	1.00%	4.14%	1.17%	3.97%	166%
Fiscal year ended September 30,
2005(2)	$10.25	0.43	(0.07)	0.36	(0.43)	—	(0.43)	$10.18	3.57%	$19,113	1.00%	4.20%	1.25%	3.95%	285%
Class B Shares
Fiscal year ended June 30,
2010(2)	$8.97	0.45	1.26	1.71	(0.46)	—	(0.46)	$10.22	19.22%	$1,413	1.74%	4.48%	1.87%	4.35%	96%
2009(2)	$9.86	0.58	(0.74)	(0.16)	(0.57)	(0.16)	(0.73)	$8.97	(0.58)%	$1,719	1.75%	6.84%	1.88%	6.71%	147%
2008(2)	$9.80	0.41	0.05	0.46	(0.40)	—	(0.40)	$9.86	4.65%	$2,384	1.74%	4.13%	1.86%	4.01%	124%
2007(2)	$9.82	0.38	(0.02)	0.36	(0.38)	—	(0.38)	$9.80	3.69%	$2,272	1.75%	3.74%	1.88%	3.61%	180%
Fiscal period ended June 30,
2006(2,3)	$10.14	0.25	(0.32)	(0.07)	(0.25)	—	(0.25)	$9.82	(0.74)%	$3,657	1.75%	3.40%	1.92%	3.23%	166%
Fiscal year ended September 30,
2005(2)	$10.21	0.35	(0.07)	0.28	(0.35)	—	(0.35)	$10.14	2.81%	$4,395	1.75%	3.45%	2.00%	3.20%	285%
Class C Shares
Fiscal year ended June 30,
2010(2)	$8.96	0.43	1.27	1.70	(0.46)	—	(0.46)	$10.20	19.13%	$6,748	1.75%	4.34%	1.88%	4.21%	96%
2009(2)	$9.84	0.58	(0.73)	(0.15)	(0.57)	(0.16)	(0.73)	$8.96	(0.48)%	$2,778	1.75%	6.77%	1.88%	6.64%	147%
2008(2)	$9.78	0.42	0.04	0.46	(0.40)	—	(0.40)	$9.84	4.66%	$3,673	1.74%	4.22%	1.86%	4.10%	124%
2007(2)	$9.80	0.37	(0.01)	0.36	(0.38)	—	(0.38)	$9.78	3.70%	$1,792	1.75%	3.73%	1.88%	3.60%	180%
Fiscal period ended June 30,
2006(2,3)	$10.12	0.25	(0.32)	(0.07)	(0.25)	—	(0.25)	$9.80	(0.74)%	$2,501	1.75%	3.40%	1.92%	3.23%	166%
Fiscal year ended September 30,
2005(2)	$10.20	0.35	(0.07)	0.28	(0.36)	—	(0.36)	$10.12	2.71%	$2,858	1.75%	3.46%	2.00%	3.21%	285%
Class R3 Shares
Fiscal year ended June 30,
2010(2)	$9.07	0.42	1.32	1.74	(0.50)	—	(0.50)	$10.31	19.47%	$601	1.24%	4.19%	1.37%	4.06%	96%
2009(2)	$9.95	0.62	(0.73)	(0.11)	(0.61)	(0.16)	(0.77)	$9.07	0.02%	$681	1.25%	7.39%	1.38%	7.26%	147%
2008(2)	$9.88	0.47	0.05	0.52	(0.45)	—	(0.45)	$9.95	5.22%	$293	1.24%	4.66%	1.36%	4.54%	124%
2007(2)	$9.90	0.43	(0.02)	0.41	(0.43)	—	(0.43)	$9.88	4.20%	$219	1.25%	4.22%	1.44%	4.03%	180%
Fiscal period ended June 30,
2006(2,3)	$10.23	0.30	(0.34)	(0.04)	(0.29)	—	(0.29)	$9.90	(0.44)%	$14	1.25%	4.05%	1.57%	3.73%	166%
Fiscal year ended September 30,
2005(2)	$10.29	0.41	(0.07)	0.34	(0.40)	—	(0.40)	$10.23	3.40%	$3	1.25%	3.98%	1.65%	3.58%	285%

 66
Section 5  Financial Highlights

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Less Distributions									Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income
	Asset		Unrealized	Total	Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	to Average
	Value,	Net	Gains	From	(From Net	(From Net		Value,		End of	Expenses	Income	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	to Average	to Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(4,5)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class I Shares
Fiscal year ended June 30,
2010(2)	$9.01	0.55	1.25	1.80	(0.55)	—	(0.55)	$10.26	20.31%	$655,301	0.74%	5.44%	0.87%	5.31%	96%
2009(2)	$9.89	0.66	(0.73)	(0.07)	(0.65)	(0.16)	(0.81)	$9.01	0.52%	$633,108	0.75%	7.77%	0.88%	7.64%	147%
2008(2)	$9.83	0.52	0.04	0.56	(0.50)	—	(0.50)	$9.89	5.67%	$1,069,211	0.74%	5.15%	0.86%	5.03%	124%
2007(2)	$9.85	0.47	(0.01)	0.46	(0.48)	—	(0.48)	$9.83	4.73%	$851,513	0.75%	4.71%	0.88%	4.58%	180%
Fiscal period ended June 30,
2006(2,3)	$10.17	0.33	(0.33)	0.00	(0.32)	—	(0.32)	$9.85	0.02%	$378,338	0.75%	4.43%	0.92%	4.26%	166%
Fiscal period ended September 30,
2005(2)	$10.24	0.46	(0.07)	0.39	(0.46)	—	(0.46)	$10.17	3.83%	$278,777	0.75%	4.43%	1.00%	4.18%	285%

(1)	Prior to May 13, 2005, the fund had different principal investment strategies and was named Corporate Bond Fund.
(2)	Per share data calculated using average shares outstanding method.
(3)	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(4)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(5)	Total return would have been lower had certain expenses not been waived.

Section 5  Financial Highlights    67

Nuveen Mutual Funds

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Nuveen Investor Services at (800) 257-8787 or by contacting the funds at the address below. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.nuveen.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Funds distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, Illinois 60606
(800) 257-8787
www.nuveen.com

SEC file number: 811-05309

MPR-FINC2-0111P

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Preliminary Prospectus dated January 18, 2011
Subject to Completion

Mutual Funds

Prospectus , 2011

Nuveen Municipal Bond Funds (formerly First American Tax Free Income Funds)

Class / Ticker Symbol
Fund Name	Class A	Class C	Class C1	Class I
Nuveen Short Tax Free Fund	FSHAX	—	—	FSHYX

Nuveen Intermediate Tax Free Fund	FAMBX	—	FMBCX	FMBIX

Nuveen Tax Free Fund	FJNTX	—	FJCTX	FYNTX

Nuveen California Tax Free Fund	FCAAX	—	FCCAX	FCAYX

Nuveen Colorado Tax Free Fund	FCOAX	—	FCCOX	FCOYX

Nuveen Minnesota Intermediate Municipal Bond Fund	FAMAX	NIBMX	FACMX	FAMTX

Nuveen Minnesota Municipal Bond Fund	FJMNX	NMBCX	FCMNX	FYMNX

Nuveen Missouri Tax Free Fund	ARMOX	—	FFMCX	ARMIX

Nuveen Nebraska Municipal Bond Fund	FNTAX	NCNBX	FNTCX	FNTYX

Nuveen Ohio Tax Free Fund	FOFAX	—	FOTCX	FOTYX

Nuveen Oregon Intermediate Municipal Bond Fund	FOTAX	NIMOX	—	FORCX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares of these funds, or determined if the information in this prospectus is accurate or complete. Any statement to the contrary is a criminal offense.

Section 1 Fund Summaries

Nuveen Short Tax Free Fund	2

Nuveen Intermediate Tax Free Fund	7

Nuveen Tax Free Fund	12

Nuveen California Tax Free Fund	17

Nuveen Colorado Tax Free Fund	22

Nuveen Minnesota Intermediate Municipal Bond Fund	27

Nuveen Minnesota Municipal Bond Fund	32

Nuveen Missouri Tax Free Fund	37

Nuveen Nebraska Municipal Bond Fund	42

Nuveen Ohio Tax Free Fund	47

Nuveen Oregon Intermediate Municipal Bond Fund	52

Section 2 How We Manage Your Money

Who Manages the Funds	57

What Types of Securities We Invest In	59

What the Risks Are	60

Section 3 How You Can Buy and Sell Shares

What Share Classes We Offer	63

How to Reduce Your Sales Charge	65

How to Buy Shares	66

Special Services	67

How to Sell Shares	68

Section 4 General Information

Dividends, Distributions and Taxes	71

Distribution and Service Plans	72

Net Asset Value	73

Frequent Trading	74

Fund Service Providers	75

Section 5 Financial Highlights	76

Section 1  Fund Summaries

Nuveen Short Tax Free Fund
(formerly First American Short Tax Free Fund)

Investment Objective
The investment objective of the fund is to provide current income that is exempt from federal income tax to the extent consistent with preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Exchange Fees	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class I

Management Fees	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.20%	0.00%
Other Expenses[2]	0.10%	0.10%
Acquired Fund Fees and Expenses	0.02%	0.02%

Gross Annual Operating Expenses[3]	0.76%	0.56%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption		No Redemption

	A	I	A	I

1 Year	$326	$57	$326	$57
3 Years	$487	$179	$487	$179
5 Years	$662	$313	$662	$313
10 Years	$1,169	$701	$1,169	$701

1	Class A share investments of $250,000 or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 0.60%.

2	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

3	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75% and 0.60%, respectively, for Class A and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

 2
Section 1  Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 45% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, portfolio diversification, and geographical diversification. The adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the average effective duration of its portfolio securities at three and one-half years or less under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

Section 1  Fund Summaries    3

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Political and Economic Risks—The values of municipal securities held by the fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the eight-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 2.74% and -1.56%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

 4
Section 1  Fund Summaries

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
	Inception			Since
	Date	1 Year	5 Years	Inception

Class Returns Before Taxes:
Class A	10/25/02	(0.68)%	2.50%	2.29%
Class I	10/25/02	1.98%	3.17%	2.76%

Class A Return After Taxes:
On Distributions		(0.68)%	2.50%	2.28%
On Distributions and Sale of Fund Shares		0.11%	2.50%	2.32%

Barclays Capital 3-Year Municipal Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		1.81%	4.22%	2.89%

Lipper Short Municipal Debt Funds Category Average[2] (reflects no deduction for fees, expenses, or taxes)		1.21%	2.55%	2.30%

1	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between two and four years.

2	Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of less than three years.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Manager

	Title	Portfolio Manager of Fund Since:

Christopher L. Drahn, CFA	Senior Vice President	October 2002

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A	Class I
Eligibility and Minimum Initial Investment	$3,000	Available only through fee-based programs, and to other limited categories of investors as described in the prospectus. $100,000 for all accounts except:

		• $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

		• No minimum for certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Section 1  Fund Summaries    5

Tax Information
For important tax information, please turn to “Dividends, Distributions and Taxes” on page 71 of the prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

 6
Section 1  Fund Summaries

Nuveen Intermediate Tax Free Fund
(formerly First American Intermediate Tax Free Fund)

Investment Objective
The investment objective of the fund is to provide current income that is exempt from federal income tax to the extent consistent with preservation of capital.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class C1 shares were formerly designated as Class C shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fees	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C1	Class I

Management Fees	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.20%	0.65%	0.00%
Other Expenses[2]	0.06%	0.06%	0.06%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	0.85%	1.30%	0.65%
Less 12b-1 Fee Waiver /Reimbursement[3]	(0.09)%	0.00%	0.00%

Net Annual Operating Expenses[4]	0.76%	1.30%	0.65%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption

	A	C1	I	A	C1	I

1 Year	$375	$132	$66	$375	$132	$66
3 Years	$554	$412	$208	$554	$412	$208
5 Years	$749	$713	$362	$749	$713	$362
10 Years	$1,309	$1,568	$810	$1,309	$1,568	$810

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. The CDSC on Class C1 shares applies only to redemptions within one year of purchase.

2	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

3	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through January 31, 2012.

Section 1  Fund Summaries    7

4	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.35%, and 0.70%, respectively, for Class A, Class C1, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;

•	“revenue” bonds;

•	participation interests in municipal leases; and

•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, portfolio diversification, and geographical diversification. The adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

 8
Section 1  Fund Summaries

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Political and Economic Risks—The values of municipal securities held by the fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows you the variability of the fund’s performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 5.95% and -3.12%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Section 1  Fund Summaries    9

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
					Since
	Inception				Inception
	Date	1 Year	5 Years	10 Years	(Class C1)

Class Returns Before Taxes:
Class A	12/22/87	(0.13)%	3.33%	3.98%	N/A
Class C1	10/28/09	2.39%	N/A	N/A	3.22%
Class I	2/4/94	2.98%	4.04%	4.40%	N/A

Class A Return After Taxes:
On Distributions		(0.16)%	3.29%	3.95%	N/A
On Distributions and Sale of Fund Shares		1.32%	3.41%	3.99%	N/A

Barclays Capital 1-15 Year Blend Municipal Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		2.97%	4.55%	4.78%	3.58%

Lipper Intermediate Municipal Debt Funds Category Average[2] (reflects no deduction for fees, expenses, or taxes)		2.31%	3.49%	3.92%	2.97%

1	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between one and seventeen years.

2	Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Manager

	Title	Portfolio Manager of Fund Since:

Paul L. Brennan, CFA	Senior Vice President	January 2011

 10
Section 1  Fund Summaries

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class C1 shares are not available for new accounts or for additional investment into existing accounts, but Class C1 shares can be issued for purposes of dividend reinvestment. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A	Class I
Eligibility and Minimum Initial Investment	$3,000	Available only through fee-based programs, and to other limited categories of investors as described in the prospectus. $100,000 for all accounts except:

		• $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

		• No minimum for certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information
For important tax information, please turn to “Dividends, Distributions and Taxes” on page 71 of the prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1  Fund Summaries    11

Nuveen Tax Free Fund
(formerly First American Tax Free Fund)

Investment Objective
The investment objective of the fund is to provide maximum current income that is exempt from federal income tax to the extent consistent with prudent investment risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class C1 shares were formerly designated as Class C shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.20%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fees	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C1	Class I

Management Fees	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.20%	0.65%	0.00%
Other Expenses[2]	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	0.87%	1.32%	0.67%
Less 12b-1 Fee Waiver /Reimbursement	(0.11)%	0.00%	0.00%

Net Annual Operating Expenses[3]	0.76%	1.32%	0.67%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption

	A	C1	I	A	C1	I

1 Year	$494	$134	$68	$494	$134	$68
3 Years	$675	$418	$214	$675	$418	$214
5 Years	$872	$723	$373	$872	$723	$373
10 Years	$1,438	$1,590	$835	$1,438	$1,590	$835

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C1 shares applies only to redemptions within one year of purchase.

2	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

 12
Section 1  Fund Summaries

3	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.35%, and 0.70%, respectively, for Class A, Class C1, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, portfolio diversification, and geographical diversification. The adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Section 1  Fund Summaries    13

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Political and Economic Risks—The values of municipal securities held by the fund may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 11.45% and -9.36%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

 14
Section 1  Fund Summaries

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010[1]
					Since
	Inception				Inception
	Date	1 Year	5 Years	10 Years	(Class C1)

Class Returns Before Taxes:
Class A	11/18/96	(0.87)%	2.54%	3.99%	N/A
Class C1	9/24/01	2.92%	2.88%	N/A	3.81%
Class I	11/18/96	3.57%	3.53%	4.64%	N/A

Class A Return After Taxes:
On Distributions		(0.91)%	2.47%	3.89%	N/A
On Distributions and Sale of Fund Shares		0.98%	2.78%	4.01%	N/A

Barclays Capital Municipal Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		2.38%	4.09%	4.83%	4.61%

Lipper General Municipal Debt Funds Category Average[3] (reflects no deduction for fees, expenses, or taxes)		1.72%	2.59%	3.69%	3.47%

1	Performance presented prior to 9/24/01 represents that of the Firstar National Municipal Bond Fund, a series of Firstar Funds, Inc., which merged with the fund on that date.

2	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

3	Represents funds that invest primarily in municipal debt issues in the top four credit ratings.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Manager

	Title	Portfolio Manager of Fund Since:

Douglas J. White, CFA	Senior Vice President	September 2001

Section 1  Fund Summaries    15

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class C1 shares are not available for new accounts or for additional investment into existing accounts, but Class C1 shares can be issued for purposes of dividend reinvestment. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A	Class I
Eligibility and Minimum Initial Investment	$3,000	Available only through fee-based programs, and to other limited categories of investors as described in the prospectus. $100,000 for all accounts except:

		• $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

		• No minimum for certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information
For important tax information, please turn to “Dividends, Distributions and Taxes” on page 71 of the prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

 16
Section 1  Fund Summaries

Nuveen California Tax Free Fund

(formerly First American California Tax Free Fund)

Investment Objective
The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and California state income tax to the extent consistent with prudent investment risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class C1 shares were formerly designated as Class C shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.20%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fees	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C1	Class I

Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.20%	0.65%	0.00%
Other Expenses[2]	0.16%	0.16%	0.16%

Gross Annual Operating Expenses	1.01%	1.46%	0.81%
Less 12b-1 Fee Waiver /Reimbursement	(0.05)%	0.00%	0.00%
Less Expense Reimbursement	(0.11)%	(0.11)%	(0.11)%

Net Annual Operating Expenses[3]	0.85%	1.35%	0.70%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption

	A	C1	I	A	C1	I

1 Year	$503	$137	$72	$503	$137	$72
3 Years	$713	$451	$248	$713	$451	$248
5 Years	$940	$787	$439	$940	$787	$439
10 Years	$1,590	$1,737	$991	$1,590	$1,737	$991

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C1 shares applies only to redemptions within one year of purchase.

2	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

3	The adviser has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.65%, 1.15%, and 0.50%, respectively, for Class A, Class C1, and Class I shares, and waive fees and reimburse other fund expenses through January 31, 2012 so that annual fund operating expenses, after waivers

Section 1  Fund Summaries    17

and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.35%, and 0.70%, respectively, for Class A, Class C1, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and California income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

 18
Section 1  Fund Summaries

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks—The fund will be disproportionately affected by political and economic conditions and developments in California. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 8.83% and -5.11%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Section 1  Fund Summaries    19

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
	Inception	for the Periods Ended December 31, 2010
	Date	1 Year	5 Years	10 Years

Class Returns Before Taxes:
Class A	2/1/00	(1.55)%	2.38%	3.80%
Class C1	2/1/00	2.26%	2.77%	3.79%
Class I	2/1/00	2.93%	3.43%	4.47%

Class A Return After Taxes:
On Distributions		(1.58)%	2.33%	3.70%
On Distributions and Sale of Fund Shares		0.54%	2.62%	3.82%

Barclays Capital Municipal Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		2.38%	4.09%	4.83%

Lipper California Municipal Debt Funds Category Average[2] (reflects no deduction for fees, expenses, or taxes)		1.82%	2.34%	3.57%

1	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

2	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in California.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Manager

	Title	Portfolio Manager of Fund Since:

Scott R. Romans, PhD	Senior Vice President	January 2011

 20
Section 1  Fund Summaries

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class C1 shares are not available for new accounts or for additional investment into existing accounts, but Class C1 shares can be issued for purposes of dividend reinvestment. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A	Class I
Eligibility and Minimum Initial Investment	$3,000	Available only through fee-based programs, and to other limited categories of investors as described in the prospectus. $100,000 for all accounts except:

		• $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

		• No minimum for certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information
For important tax information, please turn to “Dividends, Distributions and Taxes” on page 71 of the prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1  Fund Summaries    21

Nuveen Colorado Tax Free Fund

(formerly First American Colorado Tax Free Fund)

Investment Objective
The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Colorado state income tax to the extent consistent with prudent investment risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class C1 shares were formerly designated as Class C shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.20%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fees	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C1	Class I
Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.20%	0.65%	0.00%
Other Expenses[2]	0.23%	0.23%	0.23%

Gross Annual Operating Expenses	1.08%	1.53%	0.88%
Less Expense Reimbursement	(0.18)%	(0.18)%	(0.18)%

Net Annual Operating Expenses[3]	0.90%	1.35%	0.70%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption

	A	C1	I	A	C1	I

1 Year	$508	$137	$72	$508	$137	$72
3 Years	$732	$466	$263	$732	$466	$263
5 Years	$974	$817	$470	$974	$817	$470
10 Years	$1,666	$1,808	$1,068	$1,666	$1,808	$1,068

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C1 shares applies only to redemptions within one year of purchase.

2	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

3	The adviser has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.70%, 1.15%, and 0.50%, respectively, for Class A, Class C1, and Class I shares, and waive fees and reimburse other fund expenses through January 31, 2012 so that annual fund operating expenses, after waivers

 22
Section 1  Fund Summaries

and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.35%, and 0.70%, respectively, for Class A, Class C1, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Colorado income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Section 1  Fund Summaries    23

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks—The fund will be disproportionately affected by political and economic conditions and developments in Colorado. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the return would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 8.00% and -5.34%, respectively, for the quarters ended September 30, 2009 and December 31, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

 24
Section 1  Fund Summaries

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
	Inception	for the Periods Ended December 31, 2010
	Date	1 Year	5 Years	10 Years

Class Returns Before Taxes:
Class A	2/1/00	(1.66)%	1.91%	3.75%
Class C1	2/1/00	2.17%	2.37%	3.78%
Class I	2/1/00	2.92%	3.07%	4.47%

Class A Return After Taxes:
On Distributions		(1.82)%	1.77%	3.60%
On Distributions and Sale of Fund Shares		0.56%	2.22%	3.81%

Barclays Capital Municipal Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		2.38%	4.09%	4.83%

Lipper Colorado Municipal Debt Funds Category Average[2] (reflects no deduction for fees, expenses, or taxes)		1.44%	2.79%	4.00%

1	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

2	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Colorado.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Manager

	Title	Portfolio Manager of Fund Since:

Christopher L. Drahn, CFA	Senior Vice President	February 2000

Section 1  Fund Summaries    25

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class C1 shares are not available for new accounts or for additional investment into existing accounts, but Class C1 shares can be issued for purposes of dividend reinvestment. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A	Class I
Eligibility and Minimum Initial Investment	$3,000	Available only through fee-based programs, and to other limited categories of investors as described in the prospectus. $100,000 for all accounts except:

		• $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

		• No minimum for certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information
For important tax information, please turn to “Dividends, Distributions and Taxes” on page 71 of the prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

 26
Section 1  Fund Summaries

Nuveen Minnesota Intermediate Municipal Bond Fund

(formerly First American Minnesota Intermediate Tax Free Fund)

Investment Objective
The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class C shares were not offered prior to January 18, 2011, Class C1 shares were formerly designated as Class C shares, and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class I

Management Fees	0.54%	0.54%	0.54%	0.54%
Distribution and/or Service (12b-1) Fees	0.20%	0.75%	0.65%	0.00%
Other Expenses[2]	0.10%	0.10%	0.10%	0.10%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	0.85%	1.40%	1.30%	0.65%
Less 12b-1 Fee Waiver /Reimbursement[3]	(0.09)%	0.00%	0.00%	0.00%

Net Annual Operating Expenses[4]	0.76%	1.40%	1.30%	0.65%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption

	A	C	C1	I	A	C	C1	I

1 Year	$375	$143	$132	$66	$375	$143	$132	$66
3 Years	$554	$443	$412	$208	$554	$443	$412	$208
5 Years	$749	$766	$713	$362	$749	$766	$713	$362
10 Years	$1,309	$1,680	$1,568	$810	$1,309	$1,680	$1,568	$810

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. The CDSC on Class C and Class C1 shares applies only to redemptions within one year of purchase.

2	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

3	The distributor has agreed to limit its Class A share 12b-1 fees to 0.15% of average daily net assets through January 31, 2012.

Section 1  Fund Summaries    27

4	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.75%, 1.45%, 1.35%, and 0.70%, respectively, for Class A, Class C, Class C1, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

 28
Section 1  Fund Summaries

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks—The fund will be disproportionately affected by political and economic conditions and developments in Minnesota. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 5.42% and -2.76%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Section 1  Fund Summaries    29

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
					Since
	Inception				Inception
	Date	1 Year	5 Years	10 Years	(Class C1)

Class Returns Before Taxes:
Class A	2/25/94	0.07%	3.28%	3.84%	N/A
Class C1	10/28/09	2.55%	N/A	N/A	3.34%
Class I	2/25/94	3.24%	3.99%	4.26%	N/A

Class A Return After Taxes:

On Distributions		0.07%	3.24%	3.79%	N/A
On Distributions and Sale of Fund Shares		1.28%	3.34%	3.83%	N/A

Barclays Capital 1-15 Year Blend Municipal Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		2.97%	4.55%	4.78%	3.58%

Lipper Other States Intermediate Municipal Debt Funds Category Average[2] (reflects no deduction for fees, expenses, or taxes)		1.90%	3.32%	3.70%	2.56%

1	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between one and seventeen years.

2	Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation on a specified state basis.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Manager

	Title	Portfolio Manager of Fund Since:

Christopher L. Drahn, CFA	Senior Vice President	February 1994

 30
Section 1  Fund Summaries

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class C1 shares are not available for new accounts or for additional investment into existing accounts, but Class C1 shares can be issued for purposes of dividend reinvestment. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class I
Eligibility and Minimum Initial Investment	$3,000	Available only through fee-based programs, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

		• No minimum for certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information
For important tax information, please turn to “Dividends, Distributions and Taxes” on page 71 of the prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1  Fund Summaries    31

Nuveen Minnesota Municipal Bond Fund

(formerly First American Minnesota Tax Free Fund)

Investment Objective
The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Minnesota state income tax to the extent consistent with prudent investment risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class C shares were not offered prior to January 18, 2011, Class C1 shares were formerly designated as Class C shares, and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.20%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class I

Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.20%	0.75%	0.65%	0.00%
Other Expenses[2]	0.13%	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	0.89%	1.44%	1.34%	0.69%
Less 12b-1 Fee Waiver/Reimbursement	(0.03)%	0.00%	0.00%	0.00%

Net Annual Operating Expenses[3]	0.86%	1.44%	1.34%	0.69%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption

	A	C	C1	I	A	C	C1	I

1 Year	$504	$147	$136	$70	$504	$147	$136	$70
3 Years	$689	$456	$425	$221	$689	$456	$425	$221
5 Years	$890	$787	$734	$384	$890	$787	$734	$384
10 Years	$1,467	$1,724	$1,613	$859	$1,467	$1,724	$1,613	$859

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C and Class C1 shares applies only to redemptions within one year of purchase.
2	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

 32
Section 1  Fund Summaries

3	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.45%, 1.35%, and 0.70%, respectively, for Class A, Class C, Class C1, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Minnesota income tax, including the federal and state alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal and state alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Section 1  Fund Summaries    33

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks—The fund will be disproportionately affected by political and economic conditions and developments in Minnesota. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 9.94% and -5.32%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

 34
Section 1  Fund Summaries

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

		Average Annual Total Returns
	Inception	for the Periods Ended December 31, 2010
	Date	1 Year	5 Years	10 Years

Class Returns Before Taxes:
Class A	7/11/88	(2.15)%	2.35%	3.79%
Class C1	2/1/99	1.65%	2.74%	3.78%
Class I	8/1/97	2.31%	3.40%	4.46%

Class A Return After Taxes:
On Distributions		(2.17)%	2.29%	3.72%
On Distributions and Sale of Fund Shares		(0.19)%	2.56%	3.82%

Barclays Capital Municipal Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		2.38%	4.09%	4.83%

Lipper Minnesota Municipal Debt Funds Category Average[2] (reflects no deduction for fees, expenses, or taxes)		1.51%	3.05%	3.99%

1	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

2	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Minnesota.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Manager

	Title	Portfolio Manager of Fund Since:

Douglas J. White, CFA	Senior Vice President	July 1988

Section 1  Fund Summaries    35

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class C1 shares are not available for new accounts or for additional investment into existing accounts, but Class C1 shares can be issued for purposes of dividend reinvestment. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class I
Eligibility and Minimum Initial Investment	$3,000	Available only through fee-based programs, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

		• No minimum for certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information
For important tax information, please turn to “Dividends, Distributions and Taxes” on page 71 of the prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

 36
Section 1  Fund Summaries

Nuveen Missouri Tax Free Fund
(formerly First American Missouri Tax Free Fund)

Investment Objective
The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Missouri state income tax to the extent consistent with prudent investment risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class C1 shares were formerly designated as Class C shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.20%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fees	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C1	Class I

Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.20%	0.65%	0.00%
Other Expenses[2]	0.13%	0.13%	0.13%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	0.99%	1.44%	0.79%
Less 12b-1 Fee Waiver /Reimbursement	(0.05)%	0.00%	0.00%
Less Expense Reimbursement	(0.08)%	(0.08)%	(0.08)%

Net Annual Operating Expenses[3]	0.86%	1.36%	0.71%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption

	A	C1	I	A	C1	I

1 Year	$504	$138	$73	$504	$138	$73
3 Years	$710	$448	$244	$710	$448	$244
5 Years	$932	$779	$431	$932	$779	$431
10 Years	$1,571	$1,717	$970	$1,571	$1,717	$970

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C1 shares applies only to redemptions within one year of purchase.

Section 1  Fund Summaries    37

2	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

3	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.35%, and 0.70%, respectively, for Class A, Class C1, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 15% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Missouri income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

 38
Section 1  Fund Summaries

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks—The fund will be disproportionately affected by political and economic conditions and developments in Missouri. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class I shares. The performance of the other share classes will differ due to their different expense structures.

Class I Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 8.16% and -3.98%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and

Section 1  Fund Summaries    39

do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010[1]
					Since
	Inception				Inception
	Date	1 Year	5 Years	10 Years	(Class C1)

Class Returns Before Taxes:
Class A	9/28/90	(1.61)%	2.57%	3.62%	N/A
Class C1	9/24/01	2.22%	3.01%	N/A	3.44%
Class I	7/15/88	2.88%	3.68%	4.32%	N/A

Class I Return After Taxes:
On Distributions		2.84%	3.61%	4.24%	N/A
On Distributions and Sale of Fund Shares		3.39%	3.75%	4.30%	N/A

Barclays Capital Municipal Bond Index[2] (reflects no deduction for fees, expenses, or taxes)		2.38%	4.09%	4.83%	3.44%

Lipper Other States Municipal Debt Funds Category Average[3] (reflects no deduction for fees, expenses, or taxes)		1.12%	2.90%	3.81%	3.60%

1	Performance presented prior to 9/24/01 represents that of the Firstar Missouri Tax-Exempt Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date. The Firstar Missouri Tax-Exempt Bond Fund was organized on 12/11/00 and, prior to that, was a separate series of Mercantile Mutual Funds, Inc.

2	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

3	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in a specified state.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Manager

	Title	Portfolio Manager of Fund Since:

Christopher L. Drahn, CFA	Senior Vice President	December 2002

 40
Section 1  Fund Summaries

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class C1 shares are not available for new accounts or for additional investment into existing accounts, but Class C1 shares can be issued for purposes of dividend reinvestment. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A	Class I
Eligibility and Minimum Initial Investment	$3,000
Available only through fee-based programs, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•   No minimum for certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information
For important tax information, please turn to “Dividends, Distributions and Taxes” on page 71 of the prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1  Fund Summaries    41

Nuveen Nebraska Municipal Bond Fund
(formerly First American Nebraska Tax Free Fund)

Investment Objective
The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Nebraska state income tax to the extent consistent with prudent investment risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class C shares were not offered prior to January 18, 2011, Class C1 shares were formerly designated as Class C shares, and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.20%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None	None
Exchange Fees	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class C1	Class I

Management Fees	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.20%	0.75%	0.65%	0.00%
Other Expenses[2]	0.35%	0.35%	0.35%	0.35%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	1.11%	1.66%	1.56%	0.91%
Less Expense Reimbursement	(0.20)%	(0.20)%	(0.20)%	(0.20)%

Net Annual Operating Expenses[3]	0.91%	1.46%	1.36%	0.71%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption

	A	C	C1	I	A	C	C1	I

1 Year	$509	$149	$138	$73	$509	$149	$138	$73
3 Years	$739	$504	$473	$270	$739	$504	$473	$270
5 Years	$987	$883	$831	$484	$987	$883	$831	$484
10 Years	$1,698	$1,949	$1,839	$1,101	$1,698	$1,949	$1,839	$1,101

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C and Class C1 shares applies only to redemptions within one year of purchase.

2	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

3	The adviser has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.70%, 1.25%, 1.15%, and 0.50%, respectively, for Class A, Class C, Class C1, and Class I shares, and waive fees and reimburse other fund expenses through January 31, 2012 so that annual fund operating

 42
Section 1  Fund Summaries

expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.45%, 1.35%, and 0.70%, respectively, for Class A, Class C, Class C1, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Nebraska income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Section 1  Fund Summaries    43

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks—The fund will be disproportionately affected by political and economic conditions and developments in Nebraska. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Return

During the nine-year ended December 31, 2010, the fund’s highest and lowest quarterly returns were 7.44% and -4.48%, respectively, for the quarters ended September 30, 2009 and September 30, 2008.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

 44
Section 1  Fund Summaries

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
	Inception			Since
	Date	1 Year	5 Years	Inception

Class Returns Before Taxes:
Class A	2/28/01	(2.04)%	2.57%	3.86%
Class C1	2/28/01	1.97%	3.06%	3.86%
Class I	2/28/01	2.51%	3.69%	4.56%

Class A Return After Taxes:
On Distributions		(2.05)%	2.53%	3.83%
On Distributions and Sale of Fund Shares		0.04%	2.77%	3.88%

Barclays Capital Municipal Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		2.38%	4.09%	4.78%

Lipper Other States Municipal Debt Funds Category Average[2] (reflects no deduction for fees, expenses, or taxes)		1.12%	2.90%	3.78%

1	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

2	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in a specified state.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Manager

	Title	Portfolio Manager of Fund Since:

Douglas J. White, CFA	Senior Vice President	December 2010

Section 1  Fund Summaries    45

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class C1 shares are not available for new accounts or for additional investment into existing accounts, but Class C1 shares can be issued for purposes of dividend reinvestment. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class I
Eligibility and Minimum Initial Investment	$3,000	Available only through fee-based programs, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

		• No minimum for certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information
For important tax information, please turn to “Dividends, Distributions and Taxes” on page 71 of the prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

 46
Section 1  Fund Summaries

Nuveen Ohio Tax Free Fund
(formerly First American Ohio Tax Free Fund)

Investment Objective
The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Ohio state income tax to the extent consistent with prudent investment risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class C1 shares were formerly designated as Class C shares and Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C1	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.20%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fees	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C1	Class I

Management Fees	0.65%	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.20%	0.65%	0.00%
Other Expenses[2]	0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%

Gross Annual Operating Expenses	1.14%	1.59%	0.94%
Less Expense Reimbursement	(0.22)%	(0.22)%	(0.22)%

Net Annual Operating Expenses[3]	0.92%	1.37%	0.72%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption

	A	C1	I	A	C1	I

1 Year	$510	$139	$74	$510	$139	$74
3 Years	$746	$480	$278	$746	$480	$278
5 Years	$1,001	$845	$499	$1,001	$845	$499
10 Years	$1,729	$1,871	$1,135	$1,729	$1,871	$1,135

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 1%. The CDSC on Class C1 shares applies only to redemptions within one year of purchase.

2	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

3	The adviser has contractually agreed to waive fees and reimburse other fund expenses through June 30, 2011 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.70%, 1.15%, and 0.50%, respectively, for Class A, Class C1, and Class I shares, and waive fees and reimburse other fund expenses through January 31, 2012 so that annual fund operating expenses, after waivers

Section 1  Fund Summaries    47

and excluding Acquired Fund Fees and Expenses, do not exceed 0.90%, 1.35%, and 0.70%, respectively, for Class A, Class C1, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 14% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Ohio income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at ten to twenty-five years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

 48
Section 1  Fund Summaries

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks—The fund will be disproportionately affected by political and economic conditions and developments in Ohio. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available at www.nuveen.com/MF/products/performancesummary.aspx or by calling (800) 257-8787.

The bar chart below shows you the fund’s performance for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.

Class A Annual Total Returns

During the eight-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 6.83% and -4.44%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary.

Section 1  Fund Summaries    49

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

		Average Annual Total Returns
		for the Periods Ended December 31, 2010
	Inception			Since
	Date	1 Year	5 Years	Inception

Class Returns Before Taxes:
Class A	4/30/02	(2.61)%	2.50%	3.55%
Class C1	4/30/02	1.26%	2.95%	3.52%
Class I	4/30/02	1.79%	3.61%	4.32%

Class A Return After Taxes:
On Distributions		(2.61)%	2.48%	3.51%
On Distributions and Sale of Fund Shares		(0.43)%	2.68%	3.56%

Barclays Capital Municipal Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		2.38%	4.09%	4.64%

Lipper Ohio Municipal Debt Funds Category Average[2] (reflects no deduction for fees, expenses, or taxes)		0.95%	2.95%	3.59%

1	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities of one year or more.

2	Represents funds that invest primarily in those securities that provide income that is exempt from taxation in Ohio.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Manager

	Title	Portfolio Manager of Fund Since:

Daniel J. Close, CFA	Senior Vice President	January 2011

 50
Section 1  Fund Summaries

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. Class C1 shares are not available for new accounts or for additional investment into existing accounts, but Class C1 shares can be issued for purposes of dividend reinvestment. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A	Class I
Eligibility and Minimum Initial Investment	$3,000
Available only through fee-based programs, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

•   No minimum for certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Tax Information
For important tax information, please turn to “Dividends, Distributions and Taxes” on page 71 of the prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

Section 1  Fund Summaries    51

Nuveen Oregon Intermediate Municipal Bond Fund

(formerly First American Oregon Intermediate Tax Free Fund)

Investment Objective
The investment objective of the fund is to provide maximum current income that is exempt from both federal income tax and Oregon state income tax to the extent consistent with prudent investment risk.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial professional and in “What Share Classes We Offer” on page 63 of the prospectus and “Reducing Class A Sales Charges” on page 104 of the fund’s statement of additional information. Please note that Class I shares were formerly designated as Class Y shares.

Shareholder Fees
(fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)[1]	None	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Exchange Fees	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class I

Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees	0.20%	0.75%	0.00%
Other Expenses[2]	0.11%	0.11%	0.11%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%

Gross Annual Operating Expenses	0.87%	1.42%	0.67%
Less 12b-1 Fee Waiver/Reimbursement	(0.01)%	0.00%	0.00%

Net Annual Operating Expenses[3]	0.86%	1.42%	0.67%

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of a period. The example also assumes that your investment has a 5% return each year, the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond the first year of each period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption

	A	C	I	A	C	I

1 Year	$385	$145	$68	$385	$145	$68
3 Years	$568	$449	$214	$568	$449	$214
5 Years	$767	$776	$373	$767	$776	$373
10 Years	$1,339	$1,702	$835	$1,339	$1,702	$835

1	Class A share investments of $1 million or more on which no front-end sales charge is paid may be subject to a contingent deferred sales charge (CDSC) of up to 0.75%. The CDSC on Class C shares applies only to redemptions within one year of purchase.

2	Other Expenses have been restated to reflect current contractual fees and the payment by the fund of certain networking and sub-transfer agency fees previously paid by the fund’s administrator.

3	The adviser has contractually agreed to waive fees and reimburse other fund expenses through January 31, 2012 so that total annual fund operating expenses, after waivers and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.45%, and 0.70%, respectively, for Class A, Class C, and Class I shares. Fee waivers and expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

 52
Section 1  Fund Summaries

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 19% of the average value of its portfolio.

Principal Investment Strategies
Under normal market conditions, as a fundamental policy, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in municipal securities that pay interest that is exempt from federal and Oregon income tax, including the federal alternative minimum tax.

The fund normally may invest up to 20% of its net assets in taxable obligations, including obligations the interest on which is subject to the federal alternative minimum tax.

The fund may invest in:

•	“general obligation” bonds;
•	“revenue” bonds;
•	participation interests in municipal leases; and
•	zero coupon municipal securities.

The fund invests mainly in securities that, at the time of purchase, are either rated investment grade or are unrated and determined to be of comparable quality by the fund’s adviser. However, the fund may invest up to 20% of its total assets in securities that, at the time of purchase, are rated lower than investment grade or are unrated and of comparable quality (securities commonly referred to as “high-yield” securities or “junk bonds”). If the rating of a security is reduced or discontinued after purchase, the fund is not required to sell the security, but may consider doing so.

In selecting securities for the fund, the fund’s adviser first determines its economic outlook and the direction in which inflation and interest rates are expected to move. In selecting individual securities consistent with this outlook, the adviser evaluates factors such as credit quality, yield, maturity, liquidity, and portfolio diversification. The adviser conducts research on potential and current holdings in the fund to determine whether the fund should purchase or retain a security. This is a continuing process, the focus of which changes according to market conditions, the availability of various permitted investments, and cash flows into and out of the fund.

The fund will attempt to maintain the weighted average maturity of its portfolio securities at three to ten years under normal market conditions.

The fund may utilize futures contracts and options on futures contracts in an attempt to manage market risk, credit risk and yield curve risk, and to manage the effective maturity or duration of securities in the fund’s portfolio. The fund may not use such instruments to gain exposure to a security or type of security that it would be prohibited by its investment restrictions from purchasing directly.

Principal Risks
The price and yield of this fund will change daily due to changes in interest rates and other factors, which means you could lose money. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The principal risks of investing in this fund are described below:

Active Management Risk—Because the fund is actively managed, the fund could underperform its benchmark or other mutual funds with similar investment objectives.

Call Risk—If an issuer calls higher-yielding bonds held by the fund, performance could be adversely impacted.

Credit Risk—The issuer of a debt security could suffer adverse changes in financial condition that result in a payment default or a downgrade of the security. Parties to contracts with the fund could default on their obligations.

Futures Contract Risk—The use of futures contracts involves additional risks and transaction costs which could leave the fund in a worse position than if it had not used these instruments. Futures contracts may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in futures contracts could have a large impact on performance.

Section 1  Fund Summaries    53

High-Yield Securities Risk—High-yield securities generally are less liquid, have more volatile prices, and have greater credit risk than investment grade securities.

Income Risk—The fund’s income could decline during periods of falling interest rates.

Interest Rate Risk—Interest rate increases can cause the value of debt securities to decrease.

Liquidity Risk—Trading opportunities are more limited for debt securities that have received ratings below investment grade.

Municipal Lease Obligations Risk—Participation interests in municipal leases pose special risks, including non-appropriation risk which may result in the fund not recovering the full principal amount of the obligation.

Non-Diversification Risk—As a non-diversified fund, the fund may invest a larger portion of its assets in the securities of a limited number of issuers and may be more sensitive to any single economic, political or regulatory occurrence than a diversified fund.

Political and Economic Risks—The fund will be disproportionately affected by political and economic conditions and developments in Oregon. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers.

Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at www.nuveen.com/MF/products/performancesummaries.aspx or by calling (800) 257-8787.

The bar chart below shows you the fund’s performance for Class I shares. The performance of the other share classes will differ due to their different expense structures.

Class I Annual Total Return

During the ten-year period ended December 31, 2010, the fund’s highest and lowest quarterly returns were 5.24% and -3.19%, respectively, for the quarters ended September 30, 2009 and December 31, 2010.

The table shows the variability of the fund’s average annual returns and how they compare over the time periods indicated to that of the fund’s benchmark index, which is a broad measure of market performance. The performance information reflects sales charges and fund expenses; the benchmark is unmanaged, has no expenses, and is unavailable for investment. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class I shares only; after-tax returns for other share classes will vary.

Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

 54
Section 1  Fund Summaries

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects any fee waivers in effect during the periods presented. If these waivers were not in place, performance would be reduced.

Performance is not shown for Class C shares, which have not been offered for a full calendar year.

		Average Annual Total Returns
	Inception	for the Periods Ended December 31, 2010
	Date	1 Year	5 Years	10 Years

Class Returns Before Taxes:
Class A	2/1/99	(0.97)%	2.95%	3.59%
Class I	10/31/86	2.24%	3.72%	4.05%

Class I Return After Taxes:
On Distributions		2.21%	3.69%	4.01%
On Distributions and Sale of Fund Shares		2.62%	3.71%	4.02%

Barclays Capital 1-15 Year Blend Municipal Bond Index[1] (reflects no deduction for fees, expenses, or taxes)		2.97%	4.55%	4.78%

Lipper Other States Intermediate Municipal Debt Funds Category Average[2] (reflects no deduction for fees, expenses, or taxes)		1.90%	3.32%	3.70%

1	An unmanaged index comprised of fixed-rate, investment-grade tax-exempt bonds with remaining maturities between one and seventeen years.

2	Represents funds that invest primarily in municipal debt issues with dollar-weighted average maturities of five to ten years that are exempt from taxation on a specified state basis.

Management

Investment Adviser
Nuveen Fund Advisors, Inc.

Sub-Adviser
Nuveen Asset Management, LLC (“Nuveen Asset Management”)

Portfolio Manager

	Title	Portfolio Manager of Fund Since:

Michael S. Hamilton	Vice President	May 1997

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the fund on any business day, which is any day the New York Stock Exchange is open for business. You may purchase, redeem or exchange shares of the fund through a financial advisor or other financial intermediary or directly from the fund. The fund’s initial and subsequent investment minimums generally are as follows, although the fund may reduce or waive the minimums in some cases:

	Class A and Class C	Class I
Eligibility and Minimum Initial Investment	$3,000	Available only through fee-based programs, and to other limited categories of investors as described in the prospectus.

$100,000 for all accounts except:

•   $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000 (or that are expected to reach this level).

		• No minimum for certain other categories of eligible investors as described in the prospectus.

Minimum Additional Investment	$100	No minimum.

Section 1  Fund Summaries    55

Tax Information
For important tax information, please turn to “Dividends, Distributions and Taxes” on page 71 of the prospectus.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the fund through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the fund and its distributor may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary to recommend the fund over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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Section 1  Fund Summaries

Section 2  How We Manage Your Money

To help you better understand the funds, this section includes a detailed discussion of the funds’ investment and risk management strategies. For a more complete discussion of these matters, please see the statement of additional information, which is available by calling (800) 257-8787 or by visiting Nuveen’s website at www.nuveen.com.

Who Manages the Funds

Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”), the funds’ investment adviser, offers advisory and investment management services to a broad range of mutual fund clients. Nuveen Fund Advisors has overall responsibility for management of the funds. Nuveen Fund Advisors oversees the management of the funds’ portfolios, manages the funds’ business affairs and provides certain clerical, bookkeeping and other administrative services. Nuveen Fund Advisors is located at 333 West Wacker Drive, Chicago, IL 60606. Nuveen Fund Advisors is a wholly-owned subsidiary of Nuveen Investments, Inc. (“Nuveen Investments”). The funds were formerly advised by FAF Advisors, Inc. (“FAF”), a wholly-owned subsidiary of U.S. Bank National Association (“U.S. Bank”). On December 31, 2010, pursuant to an agreement among U.S. Bank, FAF, Nuveen Investments, and certain Nuveen affiliates, Nuveen Fund Advisors acquired a portion of the asset management business of FAF (the “Transaction”).

On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois (the “MDP Acquisition”). The investor group led by Madison Dearborn Partners, LLC includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). Merrill Lynch has since been acquired by Bank of America Corporation. Nuveen Fund Advisors has adopted policies and procedures that address arrangements with Bank of America Corporation (including Merrill Lynch) that may give rise to certain conflicts of interest.

Each fund is dependent upon services and resources provided by its investment adviser, Nuveen Fund Advisors, and therefore the investment adviser’s parent, Nuveen Investments. Nuveen Investments increased its level of debt in connection with the MDP Acquisition. Nuveen Investments believes that monies generated from operations and cash on hand will be adequate to fund debt service requirements, capital expenditures and working capital requirements for the foreseeable future; however, Nuveen Investments’ ability to continue to fund these items, to service its debt and to maintain compliance with covenants in its debt agreements may be affected by general economic, financial, competitive, legislative, legal and regulatory factors and by its ability to refinance or repay outstanding indebtedness with scheduled maturities beginning in 2014. In the event that Nuveen Investments breaches certain of the covenants included in its debt agreements, the breach of such covenants may result in the accelerated payment of its outstanding debt, increase the cost of such debt or generally have an adverse effect on the financial condition of Nuveen Investments.

Nuveen Fund Advisors has selected its affiliate, Nuveen Asset Management, LLC, located at 333 West Wacker Drive, Chicago, IL 60606, to serve as a sub-adviser to each of the funds. Nuveen Asset Management manages the investment of the funds’ assets on a discretionary basis, subject to the supervision of Nuveen Fund Advisors.

The portfolio managers primarily responsible for the funds’ management are:

Nuveen California Tax Free Fund. Scott R. Romans, PhD, Senior Vice President of Nuveen Asset Management. Mr. Romans began managing the fund in January 2011 in connection with the Transaction. He entered the financial services industry when he joined Nuveen Asset Management in 2000.

Nuveen Colorado Tax Free Fund. Christopher L. Drahn, Senior Vice President of Nuveen Asset Management, has managed the fund since June 2007 and, prior to that, he co-managed the fund since February 2000. He entered the financial services industry when he joined FAF in 1980. He joined Nuveen Asset Management on January 1, 2011 in connection with the Transaction.

Nuveen Intermediate Tax Free Fund. Paul L. Brennan, CFA, Senior Vice President of Nuveen Asset Management, began managing the fund in January 2011 in connection with the

Section 2  How We Manage Your Money    57

Transaction. Mr. Brennan entered the financial services industry in 1994 and joined Nuveen Fund Advisors in 1997.

Nuveen Minnesota Intermediate Municipal Bond Fund. Christopher L. Drahn has managed the fund since January 1998 and, prior to that, he co-managed the fund since February 1994. Information on Mr. Drahn appears above under “Nuveen Colorado Tax Free Fund.”

Nuveen Minnesota Municipal Bond Fund. Douglas J. White, Senior Vice President of Nuveen Asset Management, has managed the fund since July 1988. He entered the financial services industry in 1983 and joined FAF in 1987. He joined Nuveen Asset Management on January 1, 2011 in connection with the Transaction.

Nuveen Missouri Tax Free Fund. Christopher L. Drahn has managed the fund since December 2002. Information on Mr. Drahn appears above under “Nuveen Colorado Tax Free Fund.”

Nuveen Nebraska Municipal Bond Fund. Douglas J. White has managed the fund since December 2010. Information on Mr. White appears above under “Nuveen Minnesota Municipal Bond Fund.”

Nuveen Ohio Tax Free Fund. Daniel J. Close, CFA, Senior Vice President of Nuveen Asset Management. Mr. Close began managing the fund in January 2011 in connection with the Transaction. He entered the financial services industry when he joined Nuveen Asset Management in 2000.

Nuveen Oregon Intermediate Municipal Bond Fund. Michael S. Hamilton, Vice President of Nuveen Asset Management, has managed the fund since May 1997. He entered the financial services industry when he joined FAF in 1989. He joined Nuveen Asset Management on January 1, 2011 in connection with the Transaction.

Nuveen Short Tax Free Fund. Christopher L. Drahn has managed the fund since October 2002. Information on Mr. Drahn appears above under “Nuveen Colorado Tax Free Fund.”

Nuveen Tax Free Fund. Douglas J. White has managed the fund since September 2001. Information on Mr. White appears above under “Nuveen Minnesota Municipal Bond Fund.”

The statement of additional information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the funds.

Management Fee

The management fee schedule for each fund consists of two components — a fund-level fee, based only on the amount of assets within a fund, and a complex-level fee, based on the aggregate amount of all qualifying fund assets managed by Nuveen Fund Advisors.

The annual fund-level fee, payable monthly, is based upon the average daily net assets of each fund as follows:

	Nuveen	Nuveen		Nuveen	Nuveen
	Short	Intermediate	Nuveen	California	Colorado
	Tax Free	Tax Free	Tax Free	Tax Free	Tax Free
Average Daily Net Assets	Fund	Fund	Fund	Fund	Fund

For the first $125 million	0.2500%	0.4000%	0.4000%	0.4500%	0.4500%
For the next $125 million	0.2375%	0.3875%	0.3875%	0.4375%	0.4375%
For the next $250 million	0.2250%	0.3750%	0.3750%	0.4250%	0.4250%
For the next $500 million	0.2125%	0.3625%	0.3625%	0.4125%	0.4125%
For the next $1 billion	0.2000%	0.3500%	0.3500%	0.4000%	0.4000%
For net assets over $2 billion	0.1750%	0.3250%	0.3250%	0.3750%	0.3750%

	Nuveen					Nuveen
	Minnesota	Nuveen	Nuveen	Nuveen		Oregon
	Intermediate	Minnesota	Missouri	Nebraska	Nuveen	Intermediate
	Municipal	Municipal	Tax Free	Municipal	Ohio Tax	Municipal
Average Daily Net Assets	Bond Fund	Bond Fund	Fund	Bond Fund	Free Fund	Bond Fund

For the first $125 million	0.3500%	0.3500%	0.4500%	0.3500%	0.4500%	0.3500%
For the next $125 million	0.3375%	0.3375%	0.4375%	0.3375%	0.4375%	0.3375%
For the next $250 million	0.3250%	0.3250%	0.4250%	0.3250%	0.4250%	0.3250%
For the next $500 million	0.3125%	0.3125%	0.4125%	0.3125%	0.4125%	0.3125%
For the next $1 billion	0.3000%	0.3000%	0.4000%	0.3000%	0.4000%	0.3000%
For net assets over $2 billion	0.2750%	0.2750%	0.3750%	0.2750%	0.3750%	0.2750%

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The complex-level fee is the same for each fund and begins at a maximum rate of 0.2000% of each fund’s average daily net assets, based upon complex-level assets of $55 billion, with breakpoints for assets above that level. Therefore, the maximum management fee rate for each fund is the fund-level fee plus 0.2000%. As of September 30, 2010, the effective complex-level fee for each fund was 0.1822% of the fund’s average daily net assets.

The table below reflects management fees paid to FAF, after taking into account any fee waivers, for the funds’ most recently completed fiscal year. FAF provided advisory services pursuant to a different management agreement with a different fee schedule. FAF did not provide any administrative services under that agreement.

Management Fee
as a % of Average
Daily Net Assets

Nuveen Short Tax Free Fund	0.28%
Nuveen Intermediate Tax Free Fund	0.43%
Nuveen Tax Free Fund	0.41%
Nuveen California Tax Free Fund	0.07%
Nuveen Colorado Tax Free Fund	0.00%
Nuveen Minnesota Intermediate Municipal Bond Fund	0.37%
Nuveen Minnesota Municipal Bond Fund	0.34%
Nuveen Missouri Tax Free Fund	0.33%
Nuveen Nebraska Municipal Bond Fund	0.00%
Nuveen Ohio Tax Free Fund	0.00%
Nuveen Oregon Intermediate Municipal Bond Fund	0.35%

A discussion regarding the basis for the board’s approval of the funds’ current investment advisory agreement will appear in the funds’ semi-annual report to shareholders for the fiscal period ending December 31, 2010.

What Types of Securities We Invest In

The funds’ objectives, which are described in the “Fund Summaries” section, may be changed without shareholder approval. If a fund’s objective changes, you will be notified at least 60 days in advance. Please remember, there is no guarantee that any fund will achieve its objective.

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment adviser and sub-adviser believe are most likely to be important in trying to achieve the funds’ objectives. This section provides information about some additional strategies that the funds’ sub-adviser uses, or may use, to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the statement of additional information. For a copy of the statement of additional information, call Nuveen Investor Services at (800) 257-8787.

The debt obligations in which the funds invest may have variable, floating, or fixed interest rates.

Municipal Securities

Municipal securities are issued to finance public infrastructure projects such as streets and highways, schools, water and sewer systems, hospitals, and airports. They also may be issued to refinance outstanding obligations as well as to obtain funds for general operating expenses and for loans to other public institutions and facilities. The funds may invest in municipal securities such as “general obligation” bonds, “revenue” bonds, and participation interests in municipal leases. General obligation bonds are backed by the full faith, credit, and taxing power of the issuer. Revenue bonds are payable only from the revenues generated by a specific project or from another specific revenue source. Participation interests in municipal leases are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities.

Section 2  How We Manage Your Money    59

The municipal securities in which the funds invest may include refunded bonds and zero coupon bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become “refunded” when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations. Zero coupon bonds are issued at substantial discounts from their value at maturity and pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value.

Effective Duration

Short Tax Free Fund attempts to maintain the average effective duration of its portfolio securities at three and one-half years or less under normal market conditions. Effective duration, one measure of interest rate risk, measures how much the value of a security is expected to change with a given change in interest rates. The longer a security’s effective duration, the more sensitive its price to changes in interest rates. For example, if interest rates were to increase by one percentage point, the market value of a bond with an effective duration of three years would decrease by 3%, with all other factors being constant. However, all other factors are rarely constant. Effective duration is based on assumptions and subject to a number of limitations. It is most useful when interest rate changes are small, rapid, and occur equally in short-term and long-term securities.

Ratings

The funds have investment strategies requiring them to invest in municipal securities that have received a particular rating from a rating service such as Moody’s or Standard & Poor’s. Any reference in this prospectus to a specific rating encompasses all gradations of that rating. For example, if the prospectus says that a fund may invest in securities rated as low as B, the fund may invest in securities rated B – .

Temporary Investments

In an attempt to respond to adverse market, economic, political, or other conditions, each fund may temporarily invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities, including securities which pay income that is subject to federal and state income tax. These investments may include money market funds advised by the funds’ adviser. Because these investments may be taxable, and may result in a lower yield than would be available from investments with a lower quality or longer term, they may prevent a fund from achieving its investment objectives.

Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ statement of additional information.

What the Risks Are

The principal risks of investing in each fund are identified in the “Fund Summaries” section. These risks are further described below.

Active Management Risk. Each fund is actively managed and its performance therefore will reflect in part the adviser’s or sub-adviser ability to make investment decisions which are suited to achieving the fund’s investment objective. Due to its active management, a fund could underperform other mutual funds with similar investment objectives.

Call Risk. Many municipal bonds may be redeemed at the option of the issuer, or “called,” before their stated maturity date. In general, an issuer will call its bonds if they can be refinanced by issuing new bonds which bear a lower interest rate. The funds are subject to the possibility that during periods of falling interest rates, a municipal bond issuer will call its high-yielding bonds. A fund would then be forced to invest the unanticipated proceeds at lower interest rates, resulting in a decline in the fund’s income.

Credit Risk. Each fund is subject to the risk that the issuers of debt securities held by a fund will not make payments on the securities. There is also the risk that an issuer could suffer

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adverse changes in financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security and in shares of the fund. Also, a change in the credit quality rating of a bond could affect the bond’s liquidity and make it more difficult for the fund to sell. When a fund purchases unrated securities, it will depend on the adviser’s analysis of credit risk without the assessment of an independent rating organization, such as Moody’s or Standard & Poor’s.

Futures Contract Risk. The use of futures contracts exposes a fund to additional risks and transaction costs. Additional risks include the risk that securities prices, index prices, or interest rates will not move in the direction that the adviser anticipates; an imperfect correlation between the price of the futures contract and movements in the prices of the securities being hedged; the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; leverage risk, which is the risk that adverse price movements in a futures contract can result in a loss substantially greater than the fund’s initial investment in that futures contract; and the risk that the counterparty will fail to perform its obligations, which could leave the fund worse off than if it had not entered into the position. If a fund uses futures contracts and the adviser’s judgment proves incorrect, the fund’s performance could be worse than if it had not used these instruments.

High-Yield Securities Risk. Each fund may invest in high-yield securities. Although these securities usually offer higher yields than investment grade securities, they also involve more risk. High-yield securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities. In addition, the secondary trading market may be less liquid. High-yield securities generally have more volatile prices and carry more risk to principal than investment grade securities.

Income Risk. Each fund’s income could decline due to falling market interest rates. This is because, in a falling interest rate environment, the funds generally will have to invest the proceeds from sales of fund shares, as well as the proceeds from maturing portfolio securities (or portfolio securities that have been called, see “Call Risk” above), in lower-yielding securities.

Interest Rate Risk. Debt securities in the funds will fluctuate in value with changes in interest rates. In general, debt securities will increase in value when interest rates fall and decrease in value when interest rates rise. Longer-term debt securities are generally more sensitive to interest rate changes. Each fund may invest in zero coupon securities, which do not pay interest on a current basis and which may be highly volatile as interest rates rise or fall.

Liquidity Risk. Each fund is exposed to liquidity risk because of their investment in high-yield securities. Trading opportunities are more limited for debt securities that have received ratings below investment grade. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, these funds may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on a fund’s performance. Infrequent trading may also lead to greater price volatility.

Municipal Lease Obligations Risk. Each fund may purchase participation interests in municipal leases. These are undivided interests in a lease, installment purchase contract, or conditional sale contract entered into by a state or local government unit to acquire equipment or facilities. Participation interests in municipal leases pose special risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body. Although these kinds of obligations are secured by the leased equipment or facilities, it might be difficult and time consuming to dispose of the equipment or facilities in the event of non-appropriation, and the fund might not recover the full principal amount of the obligation.

Non-Diversification Risk. Each of the state-specific funds is non-diversified. A non-diversified fund may invest a larger portion of its assets in a fewer number of issuers than a diversified fund. Because a relatively high percentage of the fund’s assets may be invested in the securities of a limited number of issuers, the fund’s portfolio may be more susceptible to any single economic, political or regulatory occurrence than the portfolio of a diversified fund.

Section 2  How We Manage Your Money    61

Political and Economic Risks. The values of municipal securities may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. Other factors that could affect municipal securities include a change in the local, state, or national economy, demographic factors, ecological or environmental concerns, statutory limitations on the issuer’s ability to increase taxes, and other developments generally affecting the revenue of issuers (for example, legislation or court decisions reducing state aid to local governments or mandating additional services). The value of municipal securities also may be adversely affected by future changes in federal or state income tax laws, including rate reductions, the imposition of a flat tax, or the loss of a current state income tax exemption.

To the extent a fund invests in the securities of issuers located in a single state, it will be disproportionately affected by political and economic conditions and developments in that state. The state of California is currently facing a severe financial crisis, which heightens the credit risk associated with investing in California municipal obligations. For Nuveen California Tax Free Fund, this heightened risk could result in a reduction in the market value of the bonds held by the fund and in a decrease in the fund’s net asset value and/or its distributions.

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Section 2  How We Manage Your Money

Section 3  How You Can Buy and Sell Shares

The funds offer multiple classes of shares, each with a different combination of sales charges, fees, eligibility requirements and other features. Your financial advisor can help you determine which class is best for you. For further details, please see the statement of additional information.

What Share Classes We Offer

Class A Shares

You can purchase Class A shares at the offering price, which is the net asset value per share plus an up-front sales charge. You may qualify for a reduced sales charge, or the sales charge may be waived, as described in “How to Reduce Your Sales Charge.” The up-front Class A sales charges for specified funds are as follows:

Nuveen Short Tax Free Fund

			Maximum
	Sales Charge as %	Sales Charge as %	Financial Intermediary
	of Public	of Net Amount	Commission as % of
Amount of Purchase	Offering Price	Invested	Public Offering Price

Less than $50,000	2.50%	2.56%	2.00%
$50,000 but less than $100,000	2.00	2.04	1.60
$100,000 but less than $250,000	1.50	1.52	1.20
$250,000 and over*	—	—	0.60

*	You can purchase $250,000 or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 0.60% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) if you redeem any of your shares within 18 months of purchase. The CDSC will be equal to 0.60% for the first six months, 0.50% for the next six months and 0.25% for the final six months. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Nuveen Intermediate Tax Free Fund
Nuveen Minnesota Intermediate Municipal Bond Fund
Nuveen Oregon Intermediate Municipal Bond Fund

			Maximum
	Sales Charge as %	Sales Charge as %	Financial Intermediary
	of Public	of Net Amount	Commission as % of
Amount of Purchase	Offering Price	Invested	Public Offering Price

Less than $50,000	3.00%	3.09%	2.50%
$50,000 but less than $100,000	2.50	2.56	2.00
$100,000 but less than $250,000	2.00	2.04	1.50
$250,000 but less than $500,000	1.50	1.52	1.25
$500,000 but less than $1,000,000	1.25	1.27	1.00
$1,000,000 and over*	—	—	0.75

*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 0.75% of the first $2.5 million, plus 0.50% of the amount over $2.5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) if you redeem any of your shares within 18 months of purchase. The CDSC will be equal to 0.75% for the first six months, 0.50% for the next six months and 0.25% for the final six months. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

Section 3  How You Can Buy and Sell Shares    63

Nuveen California Tax Free Fund
Nuveen Colorado Tax Free Fund
Nuveen Minnesota Municipal Bond Fund
Nuveen Missouri Tax Free Fund
Nuveen Nebraska Municipal Bond Fund
Nuveen Ohio Tax Free Fund
Nuveen Tax Free Fund

			Maximum
	Sales Charge as %	Sales Charge as %	Financial Intermediary
	of Public	of Net Amount	Commission as % of
Amount of Purchase	Offering Price	Invested	Public Offering Price

Less than $50,000	4.20%	4.38%	3.70%
$50,000 but less than $100,000	4.00	4.18	3.50
$100,000 but less than $250,000	3.50	3.63	3.00
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $1,000,000	2.00	2.04	1.50
$1,000,000 and over*	—	—	1.00

*	You can purchase $1 million or more of Class A shares at net asset value without an up-front sales charge. Nuveen pays financial intermediaries of record a commission equal to 1.00% of the first $2.5 million, plus 0.75% of the next $2.5 million, plus 0.50% of the amount over $5 million. Unless the financial intermediary waived the commission, you may be assessed a contingent deferred sales charge (“CDSC”) if you redeem any of your shares within 18 months of purchase. The CDSC will be equal to 1% for the first six months, 0.75% for the next six months and 0.50% for the final six months. The CDSC is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class A shares you purchase by reinvesting dividends.

All Class A shares are also subject to an annual service fee of 0.20% of your fund’s average daily net assets, which compensates your financial advisor or other financial intermediary for providing ongoing service to you. Nuveen Investments, LLC (“Nuveen”), a wholly-owned subsidiary of Nuveen Investments and the distributor of the funds, retains any up-front sales charge and the service fee on accounts with no financial intermediary of record.

Class C Shares

The Nuveen Minnesota Intermediate Municipal Bond Fund, Nuveen Minnesota Municipal Bond Fund, Nuveen Nebraska Municipal Bond Fund and Nuveen Oregon Intermediate Municipal Bond Fund issue Class C shares. You can purchase Class C shares of these funds at the offering price, which is the net asset value per share without any up-front sales charge. Class C shares are subject to annual distribution and service fees of 0.75% of your fund’s average daily net assets. The annual 0.20% service fee compensates your financial advisor or other financial intermediary for providing ongoing service to you. The annual 0.55% distribution fee compensates Nuveen for paying your financial advisor or other financial intermediary an ongoing sales commission as well as an advance of the first year’s service and distribution fees. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1% CDSC, which is calculated on the lower of your purchase price or your redemption proceeds. You do not pay a CDSC on any Class C shares you purchase by reinvesting dividends. Class C shares do not convert.

The funds have established a limit to the amount of Class C shares that may be purchased by an individual investor. See the statement of additional information for more information.

Class C1 Shares

Class C1 shares are not available for new accounts or for additional investment into existing accounts, but Class C1 shares can be issued for purposes of dividend reinvestment. Class C1 shares are subject to annual distribution and service fees of 0.65% of your fund’s average daily net assets. The annual 0.25% service fee compensates your financial advisor or other financial intermediary for providing ongoing service to you. The annual 0.40% distribution fee compensates Nuveen for paying your financial advisor or other financial intermediary an ongoing sales commission as well as an advance of the first year’s service and distribution fees. Nuveen retains the service and distribution fees on accounts with no financial intermediary of record. If you redeem your shares within 12 months of purchase, you will normally pay a 1% CDSC, which is calculated on the lower of your purchase price or your redemption proceeds.

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Section 3  How You Can Buy and Sell Shares

You do not pay a CDSC on any Class C1 shares you purchase by reinvesting dividends. Class C1 shares do not convert.

Class I Shares

You can purchase Class I shares at the offering price, which is the net asset value per share without any up-front sales charge. Class I shares are not subject to sales charges or ongoing service or distribution fees. Class I shares have lower ongoing expenses than the other classes.

Class I shares are available for purchase by clients of financial intermediaries who charge such clients an ongoing fee for advisory, investment, consulting or similar services. Such clients may include individuals, corporations, endowments and foundations. The minimum initial investment for such clients is $100,000, but this minimum will be lowered to $250 for clients of financial intermediaries that have accounts holding Class I shares with an aggregate value of at least $100,000. Nuveen may also lower the minimum to $250 for clients of financial intermediaries anticipated to reach this Class I share holdings level.

Class I shares are also available for purchase, with no minimum initial investment, by the following categories of investors:

•	Certain trustees, directors and employees of Nuveen Investments and its subsidiaries.
•	Certain advisory accounts of Nuveen Fund Advisors and its affiliates.
•	Certain financial intermediary personnel.
•	Certain bank or broker-affiliated trust departments.
•	Certain additional categories of investors as described in the statement of additional information.

Please refer to the statement of additional information for more information about Class A, Class B, Class C, Class C1 and Class I shares, including more detailed program descriptions and eligibility requirements. Additional information is also available from your financial advisor, who can also help you prepare any necessary application forms.

How to Reduce Your Sales Charge

The funds offer a number of ways to reduce or eliminate the up-front sales charge on Class A shares. See “What Share Classes We Offer” (above) for a discussion of eligibility requirements for purchasing Class I shares.

Class A Sales Charge Reductions

•	Rights of Accumulation. In calculating the appropriate sales charge on a purchase of Class A shares of a fund, you may be able to add the amount of your purchase to the value that day of all of your prior purchases of any Nuveen Mutual Fund.
•	Letter of Intent. Subject to certain requirements, you may purchase Class A shares of a fund at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period.

For purposes of calculating the appropriate sales charge as described under Rights of Accumulation and Letter of Intent above, you may include purchases by (i) you; (ii) your spouse or domestic partner and your dependent children; and (iii) a corporation, partnership or sole proprietorship that is 100% owned by any of the persons in (i) or (ii). In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).

Class A Sales Charge Waivers

Class A shares of a fund may be purchased at net asset value without a sales charge as follows:

•	Purchases of $1,000,000 or more.
•	Monies representing reinvestment of Nuveen Mutual Fund distributions.
•	Certain employees and affiliates of Nuveen. Purchases by officers, trustees and former trustees of the Nuveen Funds, as well as bona fide full-time and retired employees of Nuveen, any parent company of Nuveen and subsidiaries thereof, and such employees’ immediate family members (as defined in the statement of additional information).

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•	Financial intermediary personnel. Purchases by any person who, for at least the last 90 days, has been an officer, director, or bona fide employee of any financial intermediary or any such person’s immediate family member.
•	Certain trust departments. Purchases by bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity.
•	Additional categories of investors. Purchases made by: (i) investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program; and (ii) clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services.

In order to obtain a sales charge reduction or waiver, it may be necessary at the time of purchase for you to inform the funds or your financial advisor of the existence of other accounts in which there are holdings eligible to be aggregated for such purposes. You may need to provide the funds or your financial advisor information or records, such as account statements, in order to verify your eligibility for a sales charge reduction or waiver. This may include account statements of family members and information regarding Nuveen Mutual Fund shares held in accounts with other financial advisors. You or your financial advisor must notify Nuveen at the time of each purchase if you are eligible for any of these programs. The funds may modify or discontinue these programs at any time.

How to Buy Shares

Fund shares may be purchased on any business day, which is any day the New York Stock Exchange (the “NYSE”) is open for business. Generally, the NYSE is closed on weekends and national holidays. The share price you pay depends on when Nuveen receives your order. Orders received before the close of trading on a business day (normally, 4:00 p.m. New York time) will receive that day’s closing share price; otherwise, you will receive the next business day’s price.

You may purchase fund shares (1) through a financial advisor or (2) directly from the funds.

Through a Financial Advisor

You may buy shares through your financial advisor, who can handle all the details for you, including opening a new account. Financial advisors can also help you review your financial needs and formulate long-term investment goals and objectives. In addition, financial advisors generally can help you develop a customized financial plan, select investments and monitor and review your portfolio on an ongoing basis to help assure your investments continue to meet your needs as circumstances change. Financial advisors (including brokers or agents) are paid for providing ongoing investment advice and services, either from fund sales charges and fees or by charging you a separate fee in lieu of a sales charge.

Financial advisors or other dealer firms may charge their customers a processing or service fee in connection with the purchase or redemption of fund shares. The amount and applicability of such a fee is determined and disclosed to customers by each individual dealer. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in this prospectus and the statement of additional information. Your dealer will provide you with specific information about any processing or service fees you will be charged. Shares you purchase through your financial advisor or other intermediary will normally be held with that firm. For more information, please contact your financial advisor.

Directly from the Funds

You may buy Class A shares directly from the funds. You may buy Class C shares directly from the funds that offer them.

By Wire. You can purchase shares by making a wire transfer from your bank. Before making an initial investment by wire, you must submit a new account form to the funds. After receiving your form, a service representative will contact you with your account number and wiring instructions. Your order will be priced at the next NAV, or public offering price as applicable based on your share class, calculated after the funds’ custodian receives your payment by wire. Before making any additional purchases by wire, you should call Nuveen Investor Services at

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(800) 257-8787. You cannot purchase shares by wire on days when federally chartered banks are closed.

By Mail. To purchase shares by mail, simply complete and sign a new account form, enclose a check made payable to the fund you wish to invest in, and mail both to:

Regular U.S. Mail:	Overnight Express Mail:

Nuveen Mutual Funds	Nuveen Mutual Funds
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

After you have established an account, you may continue to purchase shares by mailing your check to Nuveen Mutual Funds at the same address.

Please note the following:

•	All purchases must be drawn on a bank located within the United States and payable in U.S. dollars to Nuveen Mutual Funds.
•	Cash, money orders, cashier’s checks in amounts less than $10,000, third-party checks, Treasury checks, credit card checks, traveler’s checks, starter checks, and credit cards will not be accepted. We are unable to accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.
•	If a check or ACH transaction does not clear your bank, the funds reserve the right to cancel the purchase, and you may be charged a fee of $25 per check or transaction. You could be liable for any losses or fees incurred by the fund as a result of your check or ACH transaction failing to clear.

Special Services

To help make your investing with us easy and efficient, we offer you the following services at no extra cost. Your financial advisor can help you complete the forms for these services, or you can call Nuveen at (800) 257-8787 for copies of the necessary forms.

Systematic Investing

Once you have opened an account satisfying the applicable investment minimum, systematic investing allows you to make regular additional investments through automatic deductions from your bank account, directly from your paycheck or from exchanging shares from another mutual fund account. The minimum automatic deduction is $100 per month. There is no charge to participate in your fund’s systematic investment plan. You can stop the deductions at any time by notifying your fund in writing.

•	From your bank account. You can make systematic investments of $100 or more per month by authorizing your fund to draw pre-authorized checks on your bank account.

•	From your paycheck. With your employer’s consent, you can make systematic investments each pay period (collectively meeting the monthly minimum of $100) by authorizing your employer to deduct monies from your paycheck.

•	Systematic exchanging. You can make systematic investments by authorizing Nuveen to exchange shares from one Nuveen Mutual Fund account into another identically registered Nuveen account of the same share class.

Systematic Withdrawal

If the value of your fund account is at least $10,000, you may request to have $50 or more withdrawn automatically from your account. You may elect to receive payments monthly, quarterly, semi-annually or annually, and may choose to receive a check, have the monies transferred directly into your bank account, paid to a third party or sent payable to you at an address other than your address of record. You must complete the appropriate section of the account application or Account Update Form to participate in each fund’s systematic withdrawal plan.

You should not establish systematic withdrawals if you intend to make concurrent purchases of Class A or C shares because you may unnecessarily pay a sales charge or CDSC on these purchases.

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Exchanging Shares

You may exchange fund shares into an identically registered account for the same class of another Nuveen Mutual Fund available in your state. Your exchange must meet the minimum purchase requirements of the fund into which you are exchanging and, if your shares are held with a financial intermediary, the financial intermediary must have the operational capability to support exchanges. You may also, under certain limited circumstances, exchange between certain classes of shares of the same fund, subject to the payment of any applicable CDSC. Please consult the statement of additional information for details.

The funds may change or cancel their exchange policy at any time upon 60 days’ notice. Each fund reserves the right to revise or suspend the exchange privilege, limit the amount or number of exchanges or reject any exchange. See “General Information – Frequent Trading” below.

Because an exchange between funds is treated for tax purposes as a purchase and sale, any gain may be subject to tax. An exchange between classes of shares of the same fund may not be considered a taxable event. You should consult your tax advisor about the tax consequences of exchanging your shares.

Reinstatement Privilege

If you redeem fund shares, you may reinvest all or part of your redemption proceeds up to one year later without incurring any additional charges. You may only reinvest into the same share class you redeemed. If you paid a CDSC, your fund will refund your CDSC and reinstate your holding period for purposes of calculating the CDSC. You may use this reinstatement privilege only once for any redemption. The reinstatement privilege is not available for Class B shares.

How to Sell Shares

You may sell (redeem) your shares on any business day. You will receive the share price next determined after your fund has received your properly completed redemption request. Your redemption request must be received before the close of trading on the NYSE (normally, 4:00 p.m. New York time) for you to receive that day’s price. The fund will normally mail your check the next business day after a redemption request is received, but in no event more than seven days after your request is received. If you are selling shares purchased recently with a check, your redemption proceeds will not be mailed until your check has cleared, which may take up to ten days from your purchase date.

You may sell your shares (1) through a financial advisor or (2) directly to the funds.

Through a Financial Advisor

You may sell your shares through your financial advisor, who can prepare the necessary documentation. Your financial advisor may charge for this service.

Directly to the Funds

By Phone. If you did not purchase shares through a financial advisor, you may redeem your shares by calling Nuveen Investor Services at (800) 257-8787. Proceeds can be wired to your bank account (if you have previously supplied your bank account information to the fund) or sent to you by check. The funds charge a $15 fee for wire redemptions, but have the right to waive this fee for shares redeemed through certain financial intermediaries and by certain accounts. Proceeds also can be sent directly to your bank or brokerage account via electronic funds transfer if your bank or brokerage firm is a member of the ACH network. Credit is usually available within two to three business days. The funds reserve the right to limit telephone redemptions to $50,000 per account per day.

If you recently purchased your shares by check or through the ACH network, proceeds from the sale of those shares may not be available until your check or ACH payment has cleared, which may take up to 15 calendar days from the date of purchase.

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By Mail. To redeem shares by mail, send a written request to your financial intermediary, or to the fund at the following address:

Regular U.S. Mail:	Overnight Express Mail:

Nuveen Mutual Funds	Nuveen Mutual Funds
P.O. Box 701	615 East Michigan Street
Milwaukee, WI 53201-0701	Milwaukee, WI 53202

Your request should include the following information:

•	name of the fund
•	account number
•	dollar amount or number of shares redeemed
•	name on the account
•	signatures of all registered account owners

After you have established your account, signatures on a written request must be guaranteed if:

•	you would like redemption proceeds to be paid to any person, address, or bank account other than that on record.
•	you would like the redemption check mailed to an address other than the address on the fund’s records, or you have changed the address on the fund’s records within the last 30 days.
•	your redemption request is in excess of $50,000.
•	bank information related to an automatic investment plan, telephone purchase or telephone redemption has changed.

In addition to the situations described above, the funds reserve the right to require a signature guarantee, or another acceptable form of signature verification, in other instances based on the circumstances of a particular situation.

A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers, and member firms of a national securities exchange may guarantee signatures. Call your financial intermediary to determine if it has this capability. A notary public is not an acceptable signature guarantor.

Proceeds from a written redemption request will be sent to you by check unless another form of payment is requested.

By Wire. You can call or write to have redemption proceeds sent to a bank account. See the policies for redeeming shares by phone or by mail. Before requesting to have redemption proceeds sent to a bank account, please make sure the funds have your bank account information on file. If the funds do not have this information, you will need to send written instructions with your bank’s name and a voided check or pre-printed savings account deposit slip. You must provide written instructions signed by all fund and bank account owners, and each individual must have their signature guaranteed.

Contingent Deferred Sales Charge

If you redeem Class A, Class B, Class C or Class C1 shares that are subject to a CDSC, you may be assessed a CDSC upon redemption. When you redeem Class A, Class B, Class C or Class C1 shares subject to a CDSC, your fund will first redeem any shares that are not subject to a CDSC, and then redeem the shares you have owned for the longest period of time, unless you ask the fund to redeem your shares in a different order. No CDSC is imposed on shares you buy through the reinvestment of dividends and capital gains. The CDSC holding period is calculated on a monthly basis and begins on the first day of the month in which the purchase was made. When you redeem shares subject to a CDSC, the CDSC is calculated on the lower of your purchase price or redemption proceeds, deducted from your redemption proceeds, and paid to Nuveen. The CDSC may be waived under certain special circumstances as described in the statement of additional information.

Accounts with Low Balances

The funds reserve the right to liquidate any account with a balance that has fallen below the account balance minimum of $1,000 for any reason, including market fluctuations. Prior to the

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assessment of any low balance fee or liquidation of low balance accounts, affected shareholders will receive a communication notifying them of the pending action, thereby providing time to ensure that balances are at or above the account balance minimum prior to account liquidation.

Financial Intermediaries may apply their own procedures in attempting to comply with the funds’ low balance account policy.

Redemptions in-Kind

The funds generally pay redemption proceeds in cash. Under unusual conditions that make cash payment unwise and for the protection of existing shareholders, the funds may pay all or a portion of your redemption proceeds in securities or other fund assets. Although it is unlikely that your shares would be redeemed in-kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from that sale.

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Section 4  General Information

To help you understand the tax implications of investing in the funds, this section includes important details about how the funds make distributions to shareholders. We discuss some other fund policies as well.

Dividends, Distributions and Taxes

Dividends from a fund’s net investment income are declared daily and paid monthly. Any capital gains are distributed at least once each year. Generally, you will begin to earn dividends on the next business day after the fund receives your payment and will continue to earn dividends through the business day immediately preceding the day the fund pays your redemption proceeds.

Payment and Reinvestment Options

The funds automatically reinvest your dividends in additional fund shares unless you request otherwise. You may request to have your dividends paid to you by check, sent via electronic funds transfer through the Automated Clearing House (ACH) network, or reinvested in shares of another Nuveen Mutual Fund. For further information, contact your financial advisor or call Nuveen at (800) 257-8787. If you request that your distributions be paid by check but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Federal Taxes on Distributions

Each fund intends to meet certain federal tax requirements so that distributions of tax-exempt interest income may be treated as “exempt-interest dividends.” These dividends are not subject to regular federal income tax. However, each fund may invest up to 20% of its net assets in municipal securities the interest on which is subject to the federal alternative minimum tax. Any portion of exempt-interest dividends attributable to interest on these securities may increase some shareholders’ alternative minimum tax. The funds expect that their distributions will consist primarily of exempt-interest dividends. Nuveen Short Tax Free Fund’s, Nuveen Intermediate Tax Free Fund’s, and Nuveen Tax Free Fund’s exempt-interest dividends generally will be subject to state or local income taxes.

Dividends paid from any interest income that is not tax-exempt and from any net realized capital gains will be taxable whether you reinvest those distributions or take them in cash. Distributions paid from taxable interest income will be taxed as ordinary income and not as “qualifying dividends” that are taxed at the same rate as long-term capital gains. Distributions of a fund’s long-term capital gains are taxable as long-term gains, regardless of how long you have held your shares. The current 15% maximum tax rate applicable to capital gains and the favorable treatment of “qualified dividend” income are scheduled to expire after 2013.

Federal Taxes on Transactions

The sale of fund shares, or the exchange of one fund’s shares for shares of another fund, will be a taxable event and may result in a capital gain or loss. The gain or loss will be considered long-term if you have held your shares for more than one year. A gain or loss on shares held for one year or less is considered short-term and is taxed at the same rates as ordinary income. Unless applicable tax provisions are extended, the current 15% maximum tax rate applicable to capital gains is scheduled to expire after 2013.

If, in redemption of his or her shares, a shareholder receives a distribution of securities instead of cash, the shareholder will be treated as receiving an amount equal to the fair market value of the securities at the time of the distribution for purposes of determining capital gain or loss on the redemption, and will also acquire a basis in the shares for federal income tax purposes equal to their fair market value.

The exchange of one class of shares for another class of shares in the same fund will not be taxable.

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State Taxes on Distributions

California Income Taxation. Nuveen California Tax Free Fund intends to comply with certain state tax requirements so that dividends it pays that are attributable to interest on California municipal securities will be excluded from the California taxable income of individuals, trusts, and estates. To meet these requirements, at least 50% of the value of the fund’s total assets must consist of obligations which pay interest that is exempt from California personal income tax. Exempt-interest dividends are not excluded from the California taxable income of corporations and financial institutions. In addition, dividends derived from interest paid on California municipal bonds (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that California imposes on individuals, trusts, and estates.

Colorado Income Taxation. Dividends paid by Nuveen Colorado Tax Free Fund will be exempt from Colorado income taxes for individuals, trusts, estates, and corporations to the extent that they are derived from interest on Colorado municipal securities. In addition, dividends derived from interest on Colorado municipal securities (including securities treated for federal purposes as private activity bonds) will not be subject to the alternative minimum tax that Colorado imposes on individuals, trusts, and estates.

Minnesota Income Taxation. Nuveen Minnesota Intermediate Municipal Bond Fund and Minnesota Municipal Bond Fund intend to comply with certain state tax requirements so that dividends they pay that are attributable to interest on Minnesota municipal securities will be excluded from the Minnesota taxable net income of individuals, estates, and trusts. To meet these requirements, at least 95% of the exempt-interest dividends paid by the funds must be derived from interest on Minnesota municipal securities. A portion of the funds’ dividends may be subject to the Minnesota alternative minimum tax. Exempt-interest dividends are not excluded from the Minnesota taxable income of corporations and financial institutions.

Missouri Income Taxation. Dividends paid by Nuveen Missouri Tax Free Fund will be exempt from Missouri income taxes for individuals, estates, trusts, and corporations to the extent they are derived from interest on Missouri municipal obligations.

Nebraska Income Taxation. Dividends paid by Nuveen Nebraska Municipal Bond Fund will be exempt from Nebraska income taxes for individuals, trusts, estates, and corporations to the extent they are derived from interest on Nebraska municipal obligations. A portion of the fund’s dividends may be subject to the Nebraska minimum tax.

Ohio Income Taxation. Dividends paid by Nuveen Ohio Tax Free Fund will be exempt from Ohio income taxes for individuals, trusts, estates, and corporations to the extent they are derived from interest on Ohio municipal obligations.

Oregon Income Taxation. Dividends paid by Nuveen Oregon Intermediate Municipal Bond Fund will be exempt from Oregon income taxes for individuals, trusts, and estates to the extent that they are derived from interest on Oregon municipal securities. Such dividends will not be excluded from the Oregon taxable income of corporations.

More information about tax considerations that may affect the funds and their shareholders appears in the funds’ statement of additional information.

Distribution and Service Plans

Nuveen serves as the selling agent and distributor of the funds’ shares. In this capacity, Nuveen manages the offering of the funds’ shares and is responsible for all sales and promotional activities. In order to reimburse Nuveen for its costs in connection with these activities, including compensation paid to financial intermediaries, each fund has adopted a distribution and service plan under Rule 12b-1 under the 1940 Act. See “How You Can Buy and Sell Shares—What Share Classes We Offer” for a description of the distribution and service fees paid under this plan.

Under the plan, Nuveen receives a distribution fee for Class B, C and C1 shares primarily for providing compensation to financial intermediaries, including Nuveen, in connection with the distribution of shares. Nuveen receives a service fee for Class A, B, C and C1 shares to compensate financial intermediaries, including Nuveen, for providing ongoing account services to shareholders. These services may include establishing and maintaining shareholder

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accounts, answering shareholder inquiries and providing other personal services to shareholders. These fees also compensate Nuveen for other expenses, including printing and distributing prospectuses to persons other than shareholders, and preparing, printing and distributing advertising and sales literature and reports to shareholders used in connection with the sale of shares. Because these fees are paid out of a fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Long-term holders of Class B, C and C1 shares may pay more in distribution and service fees and CDSCs than the economic equivalent of the maximum front-end sales charge permitted under the Financial Industry Regulatory Authority Conduct Rules.

Other Payments to Financial Intermediaries

In addition to sales commissions and certain payments from distribution and service fees to financial intermediaries as previously described, Nuveen may from time to time make additional payments, out of its own resources, to certain financial intermediaries that sell shares of Nuveen Mutual Funds in order to promote the sales and retention of fund shares by those firms and their customers. The amounts of these payments vary by financial intermediary and, with respect to a given firm, are typically calculated by reference to the amount of the firm’s recent gross sales of Nuveen Mutual Fund shares and/or total assets of Nuveen Mutual Funds held by the firm’s customers. The level of payments that Nuveen is willing to provide to a particular financial intermediary may be affected by, among other factors, the firm’s total assets held in and recent net investments into Nuveen Mutual Funds, the firm’s level of participation in Nuveen Mutual Fund sales and marketing programs, the firm’s compensation program for its registered representatives who sell fund shares and provide services to fund shareholders, and the asset class of the Nuveen Mutual Funds for which these payments are provided. The statement of additional information contains additional information about these payments, including the names of the firms to which payments are made. Nuveen may also make payments to financial intermediaries in connection with sales meetings, due diligence meetings, prospecting seminars and other meetings at which Nuveen promotes its products and services.

In connection with the availability of Nuveen Mutual Funds within selected mutual fund no-transaction fee institutional platforms and fee-based wrap programs (together, “Platform Programs”) at certain financial intermediaries, Nuveen also makes payments out of its own assets to those firms as compensation for certain recordkeeping, shareholder communications and other account administration services provided to Nuveen Mutual Fund shareholders who own their fund shares in these Platform Programs. These payments are in addition to the service fee and any applicable omnibus sub-accounting fees paid to these firms with respect to these services by the Nuveen Mutual Funds out of fund assets.

The amounts of payments to a financial intermediary could be significant, and may create an incentive for the intermediary or its representatives to recommend or offer shares of the funds to you. The intermediary may elevate the prominence or profile of the funds within the intermediary’s organization by, for example, placing the funds on a list of preferred or recommended funds, and/or granting Nuveen and/or its affiliates preferential or enhanced opportunities to promote the funds in various ways within the intermediary’s organization.

Net Asset Value

The price you pay for your shares is based on each fund’s net asset value per share, which is determined as of the close of trading (normally 4:00 p.m. New York time) on each day the NYSE is open for business. Net asset value is calculated for each class of each fund by taking the value of the class’ total assets, including interest or dividends accrued but not yet collected, less all liabilities, and dividing by the total number of shares outstanding. The result, rounded to the nearest cent, is the net asset value per share. All valuations are subject to review by the funds’ Board of Directors or its delegate.

In determining net asset value, expenses are accrued and applied daily, and securities and other assets for which market quotations are available are valued at market value. Common stocks and other equity securities are generally valued at the last sales price that day or, in the case of securities admitted to trade on the NASDAQ National Market, the NASDAQ Official Closing Price. The prices of fixed-income securities are provided by a pricing service. When

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price quotes are not readily available, the pricing service establishes the market value based on various factors, including prices of comparable securities.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Directors or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities that may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of fund net asset value or makes it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security’s “fair value.” As a general principle, the current “fair value” of a security is the amount that the owner might reasonably expect to receive for it upon its current sale. A variety of factors may be considered in determining the fair value of securities. In particular, for non-U.S.-traded securities whose principal local markets close before the time as of which the funds’ shares are priced, the funds on certain days may adjust the local closing price based upon such factors (which may be evaluated by an outside pricing service) as developments in non-U.S. markets, the performance of U.S. securities markets and the performance of instruments trading in U.S. markets that represent non-U.S. securities. See the statement of additional information for details.

If a fund holds securities that are primarily listed on non-U.S. exchanges, the net asset value of the fund’s shares may change on days when shareholders will not be able to purchase or redeem the fund’s shares.

Frequent Trading

The funds are intended for long-term investment and should not be used for excessive trading. Excessive trading in the funds’ shares can disrupt portfolio management, lead to higher operating costs, and cause other operating inefficiencies for the funds. However, the funds are also mindful that shareholders may have valid reasons for periodically purchasing and redeeming fund shares.

Accordingly, the funds have adopted a Frequent Trading Policy that seeks to balance the funds’ need to prevent excessive trading in fund shares while offering investors the flexibility in managing their financial affairs to make periodic purchases and redemptions of fund shares.

The funds’ Frequent Trading Policy generally limits an investor to four “round trip” trades in a 12-month period. A “round trip” is the purchase and subsequent redemption of fund shares, including by exchange. Each side of a round trip may be comprised of either a single transaction or a series of closely-spaced transactions. The funds may also suspend the trading privileges of any investor who makes a round trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.

The funds primarily receive share purchase and redemption orders through third-party financial intermediaries, some of whom rely on the use of omnibus accounts. An omnibus account typically includes multiple investors and provides the funds only with a net purchase or redemption amount on any given day where multiple purchases, redemptions and exchanges of shares occur in the account. The identity of individual purchasers, redeemers and exchangers whose orders are aggregated in omnibus accounts, and the size of their orders, will generally not be known by the funds. Despite the funds’ efforts to detect and prevent frequent trading, the funds may be unable to identify frequent trading because the netting effect in omnibus accounts often makes it more difficult to identify frequent traders. Nuveen, the funds’ distributor, has entered into agreements with financial intermediaries that maintain omnibus accounts with the funds’ transfer agent. Under the terms of these agreements, the financial intermediaries undertake to cooperate with Nuveen in monitoring purchase, exchange and redemption orders by their customers in order to detect and prevent frequent trading in the funds through such accounts. Technical limitations in operational systems at such intermediaries or at Nuveen may also limit the funds’ ability to detect and prevent frequent

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trading. In addition, the funds may permit certain financial intermediaries, including broker-dealer and retirement plan administrators, among others, to enforce their own internal policies and procedures concerning frequent trading. Such policies may differ from the funds’ Frequent Trading Policy and may be approved for use in instances where the funds reasonably believe that the intermediary’s policies and procedures effectively discourage inappropriate trading activity. Shareholders holding their accounts with such intermediaries may wish to contact the intermediary for information regarding its frequent trading policy. Although the funds do not knowingly permit frequent trading, they cannot guarantee that they will be able to identify and restrict all frequent trading activity.

The funds reserve the right in their sole discretion to waive unintentional or minor violations (including transactions below certain dollar thresholds) if they determine that doing so would not harm the interests of fund shareholders. In addition, certain categories of redemptions may be excluded from the application of the Frequent Trading Policy, as described in more detail in the statement of additional information. These include, among others, redemptions pursuant to systematic withdrawal plans, redemptions in connection with the total disability or death of the investor, involuntary redemptions by operation of law, redemptions in payment of account or plan fees, and certain redemptions by retirement plans, including redemptions in connection with qualifying loans or hardship withdrawals, termination of plan participation, return of excess contributions, and required minimum distributions. The funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.

The funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a transaction or a series of transactions involves market timing or excessive trading that may be detrimental to fund shareholders. The funds also reserve the right to reject any purchase order, including exchange purchases, for any reason. For example, a fund may refuse purchase orders if the fund would be unable to invest the proceeds from the purchase order in accordance with the fund’s investment policies and/or objective, or if the fund would be adversely affected by the size of the transaction, the frequency of trading in the account or various other factors. For more information about the funds’ Frequent Trading Policy and its enforcement, see “Purchase and Redemption of Fund Shares—Frequent Trading Policy” in the statement of additional information.

Fund Service Providers

The custodian of the assets of the funds is U.S. Bank National Association, 60 Livingston Avenue, St. Paul, MN 55101. U.S. Bancorp Fund Services, LLC, 615 East Michigan St., Milwaukee, WI 53202, acts as the funds’ transfer agent and as such performs bookkeeping and data processing for the maintenance of shareholder accounts.

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Section 5  Financial Highlights

The tables that follow present performance information about the share classes of each fund offered during the most recently completed fiscal year. This information is intended to help you understand each fund’s financial performance for the past five years. Some of this information reflects financial results for a single fund share held throughout the period. Total returns in the tables represent the rate that you would have earned or lost on an investment in the fund, assuming you reinvested all of your dividends and distributions.

The information below has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report, along with the funds’ financial statements, is included in the funds’ annual report, which is available upon request.

Nuveen Short Tax Free Fund

	Per Share Data									Ratio/Supplemental Data
		Investment Operations:			Less Distributions:								Ratio of Net
			Realized									Ratio of	Investment
	Net		and				Net		Net		Ratio of Net	Expenses to	Income to
	Asset		Unrealized		Dividends		Asset		Assets,	Ratio of	Investment	Average	Average
	Value,	Net	Gains	Total From	(From Net		Value,		End of	Expenses	Income to	Net Assets	Net Assets	Portfolio
	Beginning of	Investment	(Losses) on	Investment	Investment	Total	End of	Total	Period	to Average	Average	(Excluding	(Excluding	Turnover
	Period	Income	Investments	Operations	Income)	Distributions	Period	Return(2,3)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010	$9.74	0.20	0.22	0.42	(0.18)	(0.18)	$9.98	4.38%	$7,168	0.74%	1.81%	1.06%	1.49%	45%
2009	$9.79	0.28	(0.07)	0.21	(0.26)	(0.26)	$9.74	2.17%	$3,376	0.75%	2.71%	1.11%	2.35%	70%
2008	$9.70	0.30	0.10	0.40	(0.31)	(0.31)	$9.79	4.17%	$2,308	0.75%	3.05%	1.11%	2.69%	58%
2007	$9.68	0.28	0.03	0.31	(0.29)	(0.29)	$9.70	3.22%	$2,410	0.75%	2.94%	1.08%	2.61%	57%
Fiscal period ended June 30,
2006(1)	$9.78	0.19	(0.09)	0.10	(0.20)	(0.20)	$9.68	1.02%	$3,321	0.75%	2.65%	1.08%	2.32%	22%
Fiscal year ended September 30,
2005	$9.96	0.24	(0.17)	0.07	(0.25)	(0.25)	$9.78	0.67%	$4,103	0.75%	2.46%	1.06%	2.15%	37%
Class I Shares
Fiscal year ended June 30,
2010	$9.74	0.20	0.24	0.44	(0.20)	(0.20)	$9.98	4.53%	$310,783	0.59%	1.96%	0.81%	1.74%	45%
2009	$9.79	0.27	(0.05)	0.22	(0.27)	(0.27)	$9.74	2.32%	$178,950	0.60%	2.84%	0.86%	2.58%	70%
2008	$9.70	0.31	0.10	0.41	(0.32)	(0.32)	$9.79	4.33%	$143,985	0.60%	3.20%	0.86%	2.94%	58%
2007	$9.68	0.31	0.01	0.32	(0.30)	(0.30)	$9.70	3.37%	$161,468	0.60%	3.09%	0.83%	2.86%	57%
Fiscal period ended June 30,
2006(1)	$9.78	0.21	(0.10)	0.11	(0.21)	(0.21)	$9.68	1.13%	$235,900	0.60%	2.80%	0.83%	2.57%	22%
Fiscal year ended September 30,
2005	$9.96	0.26	(0.18)	0.08	(0.26)	(0.26)	$9.78	0.83%	$329,647	0.60%	2.62%	0.81%	2.41%	37%

(1)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3)	Total return would have been lower had certain expenses not been waived.

 76
Section 5  Financial Highlights

Nuveen Intermediate Tax Free Fund

					Less Distributions
	Per Share Data									Ratio/Supplemental Data
		Investment Operations												Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income to
	Asset		Unrealized		Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	Average
	Value,	Net	Gains	Total From	(From Net	(From Net		Value,		End of	Expenses to	Income to	Net Assets	Net Assets	Portfolio
	Beginning of	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	(Excluding	(Excluding	Turnover
	Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(2,4)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010	$10.46	0.43	0.44	0.87	(0.43)	—	(0.43)	$10.90	8.42%	$59,606	0.75%	4.01%	1.02%	3.74%	10%
2009	$10.51	0.45	(0.03)	0.42	(0.46)	(0.01)	(0.47)	$10.46	4.09%	$35,017	0.75%	4.29%	1.02%	4.02%	13%
2008	$10.63	0.44	(0.09)	0.35	(0.43)	(0.04)	(0.47)	$10.51	3.33%	$27,554	0.77%	4.10%	1.02%	3.85%	19%
2007	$10.63	0.44	0.01	0.45	(0.44)	(0.01)	(0.45)	$10.63	4.27%	$29,687	0.85%	4.08%	1.02%	3.91%	27%
Fiscal period ended June 30,
2006(1)	$10.92	0.32	(0.26)	0.06	(0.32)	(0.03)	(0.35)	$10.63	0.56%	$32,521	0.85%	3.95%	1.05%	3.75%	15%
Fiscal year ended September 30,
2005	$11.18	0.44	(0.19)	0.25	(0.45)	(0.06)	(0.51)	$10.92	2.31%	$34,658	0.85%	3.98%	1.05%	3.78%	15%
Class C1 Shares
Fiscal period ended June 30,
2010(3)	$10.76	0.25	0.18	0.43	(0.25)	—	(0.25)	$10.94	4.05%	$1,484	1.35%	3.44%	1.42%	3.37%	10%
Class I Shares
Fiscal year ended June 30,
2010	$10.43	0.44	0.44	0.88	(0.44)	—	(0.44)	$10.87	8.50%	$716,452	0.70%	4.05%	0.77%	3.98%	10%
2009	$10.49	0.45	(0.04)	0.41	(0.46)	(0.01)	(0.47)	$10.43	4.05%	$642,395	0.70%	4.34%	0.77%	4.27%	13%
2008	$10.61	0.44	(0.08)	0.36	(0.44)	(0.04)	(0.48)	$10.49	3.41%	$630,820	0.70%	4.17%	0.77%	4.10%	19%
2007	$10.61	0.45	0.01	0.46	(0.45)	(0.01)	(0.46)	$10.61	4.43%	$554,618	0.70%	4.23%	0.77%	4.16%	27%
Fiscal period ended June 30,
2006(1)	$10.90	0.33	(0.26)	0.07	(0.33)	(0.03)	(0.36)	$10.61	0.67%	$596,306	0.70%	4.10%	0.80%	4.00%	15%
Fiscal year ended September 30,
2005	$11.16	0.46	(0.19)	0.27	(0.47)	(0.06)	(0.53)	$10.90	2.47%	$641,141	0.70%	4.13%	0.80%	4.03%	15%

(1)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3)	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to June 30, 2010 have been annualized, except total return and portfolio turnover.
(4)	Total return would have been lower had certain expenses not been waived.

Section 5  Financial Highlights    77

Nuveen Tax Free Fund

					Less Distributions
	Per Share Data									Ratios/Supplemental Data
		Income From Investment Operations												Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income to
	Asset		Unrealized		Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	Average
	Value,	Net	Gains	Total From	(From Net	(From Net		Value,		End of	Expenses to	Income to	Net Assets	Net Assets	Portfolio
	Beginning of	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	(Excluding	(Excluding	Turnover
	Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(2,3)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010	$9.65	0.49	0.97	1.46	(0.50)	—	(0.50)	$10.61	15.32%	$45,885	0.75%	4.70%	1.04%	4.41%	25%
2009	$10.26	0.48	(0.59)	(0.11)	(0.48)	(0.02)	(0.50)	$9.65	–0.80%	$35,276	0.75%	5.07%	1.04%	4.78%	34%
2008	$10.77	0.45	(0.46)	(0.01)	(0.44)	(0.06)	(0.50)	$10.26	–0.05%	$35,557	0.78%	4.28%	1.02%	4.04%	52%
2007	$10.86	0.45	—	0.45	(0.45)	(0.09)	(0.54)	$10.77	4.16%	$37,760	0.95%	4.08%	1.03%	4.00%	31%
Fiscal period ended June 30,
2006(1)	$11.10	0.35	(0.20)	0.15	(0.35)	(0.04)	(0.39)	$10.86	1.37%	$36,519	0.95%	4.28%	1.06%	4.17%	13%
Fiscal year ended September 30,
2005	$11.18	0.47	0.03	0.50	(0.47)	(0.11)	(0.58)	$11.10	4.51%	$38,205	0.95%	4.20%	1.06%	4.09%	8%
Class C1 Shares
Fiscal year ended June 30,
2010	$9.61	0.43	0.96	1.39	(0.44)	—	(0.44)	$10.56	14.60%	$5,698	1.35%	4.09%	1.44%	4.00%	25%
2009	$10.21	0.42	(0.57)	(0.15)	(0.43)	(0.02)	(0.45)	$9.61	–1.30%	$3,442	1.35%	4.48%	1.44%	4.39%	34%
2008	$10.72	0.39	(0.45)	(0.06)	(0.39)	(0.06)	(0.45)	$10.21	–0.61%	$3,104	1.35%	3.72%	1.43%	3.64%	52%
2007	$10.81	0.40	0.01	0.41	(0.41)	(0.09)	(0.50)	$10.72	3.76%	$2,495	1.35%	3.67%	1.51%	3.51%	31%
Fiscal period ended June 30,
2006(1)	$11.05	0.32	(0.20)	0.12	(0.32)	(0.04)	(0.36)	$10.81	1.06%	$2,210	1.35%	3.87%	1.81%	3.41%	13%
Fiscal year ended September 30,
2005	$11.13	0.42	0.03	0.45	(0.42)	(0.11)	(0.53)	$11.05	4.13%	$2,712	1.35%	3.80%	1.81%	3.34%	8%
Class I Shares
Fiscal year ended June 30,
2010	$9.66	0.49	0.97	1.46	(0.50)	—	(0.50)	$10.62	15.36%	$444,217	0.70%	4.77%	0.79%	4.68%	25%
2009	$10.27	0.49	(0.59)	(0.10)	(0.49)	(0.02)	(0.51)	$9.66	–0.75%	$381,048	0.70%	5.10%	0.79%	5.01%	34%
2008	$10.78	0.46	(0.46)	—	(0.45)	(0.06)	(0.51)	$10.27	0.04%	$448,774	0.70%	4.36%	0.78%	4.28%	52%
2007	$10.87	0.48	—	0.48	(0.48)	(0.09)	(0.57)	$10.78	4.42%	$539,360	0.70%	4.32%	0.78%	4.24%	31%
Fiscal period ended June 30,
2006(1)	$11.11	0.37	(0.20)	0.17	(0.37)	(0.04)	(0.41)	$10.87	1.57%	$455,910	0.70%	4.53%	0.81%	4.42%	13%
Fiscal year ended September 30,
2005	$11.19	0.50	0.02	0.52	(0.49)	(0.11)	(0.60)	$11.11	4.77%	$436,303	0.70%	4.45%	0.81%	4.34%	8%

(1)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3)	Total return would have been lower had certain expenses not been waived.

 78
Section 5  Financial Highlights

Nuveen California Tax Free Fund

					Less Distributions
	Per Share Data									Ratios/Supplemental Data
		Investment Operations												Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income to
	Asset		Unrealized		Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	Average
	Value,	Net	Gains	Total From	(From Net	(From Net		Value,		End of	Expenses to	Income to	Net Assets	Net Assets	Portfolio
	Beginning of	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	(Excluding	(Excluding	Turnover
	Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(2,3)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010	$10.27	0.47	0.63	1.10	(0.46)	(0.03)	(0.49)	$10.88	10.89%	$17,315	0.65%	4.36%	1.18%	3.83%	16%
2009	$10.71	0.46	(0.44)	0.02	(0.46)	—	(0.46)	$10.27	0.29%	$16,417	0.65%	4.51%	1.28%	3.88%	27%
2008	$10.98	0.46	(0.23)	0.23	(0.46)	(0.04)	(0.50)	$10.71	2.11%	$12,076	0.67%	4.19%	1.46%	3.40%	45%
2007	$10.96	0.45	0.06	0.51	(0.45)	(0.04)	(0.49)	$10.98	4.62%	$11,375	0.75%	4.00%	1.46%	3.29%	36%
Fiscal period ended June 30,
2006(1)	$11.24	0.33	(0.26)	0.07	(0.33)	(0.02)	(0.35)	$10.96	0.63%	$10,783	0.75%	3.99%	1.34%	3.40%	24%
Fiscal year ended September 30,
2005	$11.40	0.44	(0.05)	0.39	(0.44)	(0.11)	(0.55)	$11.24	3.50%	$11,888	0.75%	3.88%	1.15%	3.48%	14%
Class C1 Shares
Fiscal year ended June 30,
2010	$10.28	0.41	0.64	1.05	(0.41)	(0.03)	(0.44)	$10.89	10.33%	$4,674	1.15%	3.86%	1.58%	3.43%	16%
2009	$10.72	0.41	(0.44)	(0.03)	(0.41)	—	(0.41)	$10.28	–0.21%	$4,064	1.15%	4.01%	1.68%	3.48%	27%
2008	$10.99	0.40	(0.22)	0.18	(0.41)	(0.04)	(0.45)	$10.72	1.61%	$2,480	1.15%	3.68%	1.85%	2.98%	45%
2007	$10.97	0.41	0.05	0.46	(0.40)	(0.04)	(0.44)	$10.99	4.17%	$1,507	1.15%	3.60%	1.98%	2.77%	36%
Fiscal period ended June 30,
2006(1)	$11.25	0.30	(0.26)	0.04	(0.30)	(0.02)	(0.32)	$10.97	0.33%	$3,592	1.15%	3.60%	2.09%	2.66%	24%
Fiscal year ended September 30,
2005	$11.41	0.40	(0.05)	0.35	(0.40)	(0.11)	(0.51)	$11.25	3.11%	$3,068	1.15%	3.47%	1.90%	2.72%	14%
Class I Shares
Fiscal year ended June 30,
2010	$10.27	0.48	0.64	1.12	(0.48)	(0.03)	(0.51)	$10.88	11.06%	$81,609	0.50%	4.51%	0.93%	4.08%	16%
2009	$10.71	0.48	(0.45)	0.03	(0.47)	—	(0.47)	$10.27	0.44%	$77,616	0.50%	4.62%	1.03%	4.09%	27%
2008	$10.98	0.48	(0.23)	0.25	(0.48)	(0.04)	(0.52)	$10.71	2.28%	$30,485	0.50%	4.36%	1.20%	3.66%	45%
2007	$10.97	0.47	0.05	0.52	(0.47)	(0.04)	(0.51)	$10.98	4.78%	$24,835	0.50%	4.25%	1.21%	3.54%	36%
Fiscal period ended June 30,
2006(1)	$11.25	0.35	(0.26)	0.09	(0.35)	(0.02)	(0.37)	$10.97	0.82%	$21,767	0.50%	4.24%	1.09%	3.65%	24%
Fiscal year ended September 30,
2005	$11.40	0.47	(0.04)	0.43	(0.47)	(0.11)	(0.58)	$11.25	3.85%	$19,556	0.50%	4.12%	0.90%	3.72%	14%

(1)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3)	Total return would have been lower had certain expenses not been waived.

Section 5  Financial Highlights    79

Nuveen Colorado Tax Free Fund

					Less Distributions
	Per Share Data									Ratios/Supplemental Data
		Investment Operations												Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income to
	Asset		Unrealized		Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average Net	Average
	Value,	Net	Gains	Total From	(From Net	(From Net		Value,		End of	Expenses to	Income to	Assets	Net Assets	Portfolio
	Beginning of	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	(Excluding	(Excluding	Turnover
	Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(2,3)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010	$9.60	0.43	0.60	1.03	(0.42)	(0.09)	(0.51)	$10.12	10.91%	$10,811	0.75%	4.23%	1.29%	3.69%	25%
2009	$10.28	0.41	(0.56)	(0.15)	(0.45)	(0.08)	(0.53)	$9.60	–1.20%	$11,088	0.75%	4.58%	1.45%	3.88%	41%
2008	$10.61	0.48	(0.33)	0.15	(0.45)	(0.03)	(0.48)	$10.28	1.52%	$5,815	0.75%	4.40%	1.80%	3.35%	49%
2007	$10.73	0.46	(0.02)	0.44	(0.48)	(0.08)	(0.56)	$10.61	4.13%	$8,788	0.75%	4.27%	1.75%	3.27%	47%
Fiscal period ended June 30,
2006(1)	$11.30	0.35	(0.26)	0.09	(0.34)	(0.32)	(0.66)	$10.73	0.77%	$8,507	0.75%	4.30%	1.52%	3.53%	35%
Fiscal year ended September 30,
2005	$11.52	0.49	(0.11)	0.38	(0.51)	(0.09)	(0.60)	$11.30	3.36%	$8,362	0.75%	4.23%	1.18%	3.80%	30%
Class C1 Shares
Fiscal year ended June 30,
2010	$9.57	0.38	0.61	0.99	(0.38)	(0.09)	(0.47)	$10.09	10.51%	$3,172	1.15%	3.83%	1.69%	3.29%	25%
2009	$10.26	0.41	(0.61)	(0.20)	(0.41)	(0.08)	(0.49)	$9.57	–1.70%	$2,891	1.15%	4.19%	1.85%	3.49%	41%
2008	$10.59	0.42	(0.31)	0.11	(0.41)	(0.03)	(0.44)	$10.26	1.12%	$2,859	1.15%	3.98%	2.20%	2.93%	49%
2007	$10.71	0.42	(0.02)	0.40	(0.44)	(0.08)	(0.52)	$10.59	3.72%	$2,888	1.15%	3.87%	2.24%	2.78%	47%
Fiscal period ended June 30,
2006(1)	$11.28	0.32	(0.27)	0.05	(0.30)	(0.32)	(0.62)	$10.71	0.47%	$3,007	1.15%	3.90%	2.27%	2.78%	35%
Fiscal year ended September 30,
2005	$11.50	0.43	(0.10)	0.33	(0.46)	(0.09)	(0.55)	$11.28	2.95%	$3,423	1.15%	3.83%	1.93%	3.05%	30%
Class I Shares
Fiscal year ended June 30,
2010	$9.62	0.45	0.61	1.06	(0.45)	(0.09)	(0.54)	$10.14	11.16%	$49,244	0.50%	4.48%	1.04%	3.94%	25%
2009	$10.29	0.44	(0.58)	(0.14)	(0.45)	(0.08)	(0.53)	$9.62	–0.85%	$51,521	0.50%	4.81%	1.20%	4.11%	41%
2008	$10.63	0.49	(0.32)	0.17	(0.48)	(0.03)	(0.51)	$10.29	1.67%	$15,889	0.50%	4.63%	1.55%	3.58%	49%
2007	$10.75	0.50	(0.03)	0.47	(0.51)	(0.08)	(0.59)	$10.63	4.39%	$13,477	0.50%	4.51%	1.50%	3.51%	47%
Fiscal period ended June 30,
2006(1)	$11.32	0.37	(0.26)	0.11	(0.36)	(0.32)	(0.68)	$10.75	0.96%	$10,181	0.50%	4.58%	1.27%	3.81%	35%
Fiscal year ended September 30,
2005	$11.53	0.51	(0.09)	0.42	(0.54)	(0.09)	(0.63)	$11.32	3.70%	$8,363	0.50%	4.48%	0.93%	4.05%	30%

(1)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3)	Total return would have been lower had certain expenses not been waived.

 80
Section 5  Financial Highlights

Nuveen Minnesota Intermediate Municipal Bond Fund

					Less Distributions
	Per Share Data									Ratio/Supplemental Data
		Investment Operations												Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income
	Asset		Unrealized		Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	to Average
	Value,	Net	Gains	Total From	(from net	(from net		Value,		End of	Expenses	Income to	Net Assets	Net Assets	Portfolio
	Beginning of	Investment	(Losses) on	Investment	investment	realized	Total	End of	Total	Period	to Average	Average	(excluding	(excluding	Turnover
	Period	Income	Investments	Operations	income)	gains)	Distributions	Period	Return(2,4)	(000)	Net Assets	Net Assets	waivers)	waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010	$9.67	0.36	0.46	0.82	(0.36)	(0.01)	(0.37)	$10.12	8.51%	$34,957	0.75%	3.61%	1.08%	3.28%	9%
2009	$9.75	0.38	(0.05)	0.33	(0.38)	(0.03)	(0.41)	$9.67	3.53%	$23,019	0.75%	4.00%	1.07%	3.68%	18%
2008	$9.83	0.39	(0.05)	0.34	(0.39)	(0.03)	(0.42)	$9.75	3.53%	$22,059	0.77%	3.95%	1.07%	3.65%	15%
2007	$9.88	0.39	(0.01)	0.38	(0.38)	(0.05)	(0.43)	$9.83	3.87%	$21,153	0.85%	3.86%	1.07%	3.64%	18%
Fiscal period ended June 30,
2006(1)	$10.16	0.29	(0.22)	0.07	(0.29)	(0.06)	(0.35)	$9.88	0.74%	$26,526	0.85%	3.85%	1.08%	3.62%	11%
Fiscal year ended September 30,
2005	$10.34	0.39	(0.15)	0.24	(0.39)	(0.03)	(0.42)	$10.16	2.33%	$32,326	0.85%	3.78%	1.06%	3.57%	15%
Class C1 Shares
Fiscal period ended June 30,
2010(3)	$9.94	0.21	0.20	0.41	(0.20)	(0.01)	(0.21)	$10.14	4.15%	$3,965	1.35%	3.00%	1.48%	2.87%	9%
Class I Shares
Fiscal year ended June 30,
2010	$9.62	0.36	0.45	0.81	(0.36)	(0.01)	(0.37)	$10.06	8.50%	$193,443	0.70%	3.66%	0.83%	3.53%	9%
2009	$9.69	0.39	(0.04)	0.35	(0.39)	(0.03)	(0.42)	$9.62	3.71%	$172,440	0.70%	4.04%	0.82%	3.92%	18%
2008	$9.78	0.39	(0.05)	0.34	(0.40)	(0.03)	(0.43)	$9.69	3.51%	$175,681	0.70%	4.02%	0.82%	3.90%	15%
2007	$9.83	0.40	—	0.40	(0.40)	(0.05)	(0.45)	$9.78	4.05%	$168,920	0.70%	4.01%	0.82%	3.89%	18%
Fiscal period ended June 30,
2006(1)	$10.11	0.30	(0.22)	0.08	(0.30)	(0.06)	(0.36)	$9.83	0.85%	$175,485	0.70%	4.00%	0.83%	3.87%	11%
Fiscal year ended September 30,
2005	$10.29	0.40	(0.15)	0.25	(0.40)	(0.03)	(0.43)	$10.11	2.50%	$197,251	0.70%	3.93%	0.81%	3.82%	15%

(1)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3)	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to June 30, 2010 have been annualized, except total return and portfolio turnover.
(4)	Total return would have been lower had certain expenses not been waived.

Section 5  Financial Highlights    81

Nuveen Minnesota Municipal Bond Fund

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Less Distributions									Ratio of Net
			Realized										Ratio of	Investment
	Net		And					Net		Net		Ratio of Net	Expenses to	Income to
	Asset		Unrealized	Total	Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	Average
	Value,	Net	Gains	From	(From Net	(From Net		Value		End of	Expenses to	Income to	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Investment	Total	End of	Total	Period	Average	Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(2,3)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010	$9.98	0.41	0.89	1.30	(0.41)	—	(0.41)	$10.87	13.19%	$91,922	0.85%	3.86%	1.11%	3.60%	34%
2009	$10.48	0.43	(0.44)	(0.01)	(0.43)	(0.06)	(0.49)	$9.98	0.07%	$87,218	0.85%	4.32%	1.11%	4.06%	28%
2008	$10.93	0.44	(0.38)	0.06	(0.45)	(0.06)	(0.51)	$10.48	0.54%	$102,089	0.87%	4.14%	1.10%	3.91%	37%
2007	$10.97	0.46	(0.02)	0.44	(0.45)	(0.03)	(0.48)	$10.93	4.05%	$106,732	0.95%	4.10%	1.10%	3.95%	20%
Fiscal period ended June 30,
2006(1)	$11.21	0.35	(0.21)	0.14	(0.35)	(0.03)	(0.38)	$10.97	1.28%	$101,142	0.95%	4.15%	1.10%	4.00%	11%
Fiscal year ended September 30,
2005	$11.23	0.45	0.03	0.48	(0.45)	(0.05)	(0.50)	$11.21	4.42%	$106,783	0.95%	4.04%	1.06%	3.93%	16%
Class C1 Shares
Fiscal year ended June 30,
2010	$9.94	0.36	0.88	1.24	(0.36)	—	(0.36)	$10.82	12.58%	$26,772	1.35%	3.35%	1.51%	3.19%	34%
2009	$10.44	0.38	(0.44)	(0.06)	(0.38)	(0.06)	(0.44)	$9.94	—0.42%	$20,489	1.35%	3.82%	1.51%	3.66%	28%
2008	$10.89	0.40	(0.39)	0.01	(0.40)	(0.06)	(0.46)	$10.44	0.06%	$20,061	1.35%	3.63%	1.50%	3.48%	37%
2007	$10.93	0.42	(0.02)	0.40	(0.41)	(0.03)	(0.44)	$10.89	3.65%	$14,221	1.35%	3.69%	1.58%	3.46%	20%
Fiscal period ended June 30,
2006(1)	$11.17	0.31	(0.20)	0.11	(0.32)	(0.03)	(0.35)	$10.93	0.98%	$10,359	1.35%	3.75%	1.85%	3.25%	11%
Fiscal year ended September 30,
2005	$11.19	0.41	0.03	0.44	(0.41)	(0.05)	(0.46)	$11.17	4.02%	$9,841	1.35%	3.64%	1.81%	3.18%	16%
Class I Shares
Fiscal year ended June 30,
2010	$9.97	0.42	0.90	1.32	(0.43)	—	(0.43)	$10.86	13.37%	$52,639	0.70%	4.00%	0.86%	3.84%	34%
2009	$10.47	0.44	(0.44)	—	(0.44)	(0.06)	(0.50)	$9.97	0.23%	$42,093	0.70%	4.47%	0.86%	4.31%	28%
2008	$10.92	0.46	(0.38)	0.08	(0.47)	(0.06)	(0.53)	$10.47	0.71%	$44,993	0.70%	4.32%	0.85%	4.17%	37%
2007	$10.96	0.48	(0.01)	0.47	(0.48)	(0.03)	(0.51)	$10.92	4.31%	$56,181	0.70%	4.35%	0.85%	4.20%	20%
Fiscal period ended June 30,
2006(1)	$11.20	0.36	(0.20)	0.16	(0.37)	(0.03)	(0.40)	$10.96	1.47%	$48,760	0.70%	4.40%	0.85%	4.25%	11%
Fiscal year ended September 30,
2005	$11.22	0.48	0.03	0.51	(0.48)	(0.05)	(0.53)	$11.20	4.69%	$46,471	0.70%	4.29%	0.81%	4.18%	16%

(1)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3)	Total return would have been lower had certain expenses not been waived.

 82
Section 5  Financial Highlights

Nuveen Missouri Tax Free Fund

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Less Distributions									Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of	Expenses to	Income to
	Asset		Unrealized	Total	Dividends	Distributions		Asset		Assets,	Ratio of	Net Investment	Average	Average
	Value,	Net	Gains	From	(From Net	(From Net		Value,		End of	Expenses to	Income to	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(2,4)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010	$11.11	0.48	0.66	1.14	(0.48)	(0.09)	(0.57)	$11.68	10.41%	$23,830	0.85%	4.14%	1.12%	3.87%	15%
2009	$11.40	0.47	(0.26)	0.21	(0.47)	(0.03)	(0.50)	$11.11	2.01%	$22,766	0.95%	4.25%	1.12%	4.08%	17%
2008	$11.72	0.46	(0.29)	0.17	(0.46)	(0.03)	(0.49)	$11.40	1.44%	$23,135	0.95%	3.92%	1.10%	3.77%	20%
2007	$11.76	0.45	0.05	0.50	(0.45)	(0.09)	(0.54)	$11.72	4.23%	$24,945	0.95%	3.78%	1.10%	3.63%	33%
Fiscal period ended June 30,
2006(1)	$12.14	0.34	(0.29)	0.05	(0.34)	(0.09)	(0.43)	$11.76	0.38%	$26,972	0.95%	3.74%	1.09%	3.60%	20%
Fiscal year ended September 30,
2005	$12.32	0.45	(0.12)	0.33	(0.45)	(0.06)	(0.51)	$12.14	2.74%	$30,188	0.95%	3.65%	1.06%	3.54%	19%
Class C1 Shares
Fiscal year ended June 30,
2010	$11.08	0.43	0.66	1.09	(0.43)	(0.09)	(0.52)	$11.65	9.90%	$1,653	1.35%	3.62%	1.52%	3.45%	15%
2009	$11.36	0.43	(0.25)	0.18	(0.43)	(0.03)	(0.46)	$11.08	1.70%	$757	1.35%	3.85%	1.52%	3.68%	17%
2008	$11.69	0.41	(0.30)	0.11	(0.41)	(0.03)	(0.44)	$11.36	0.95%	$406	1.35%	3.53%	1.50%	3.38%	20%
2007	$11.73	0.41	0.04	0.45	(0.40)	(0.09)	(0.49)	$11.69	3.84%	$518	1.35%	3.35%	1.57%	3.13%	33%
Fiscal period ended June 30,
2006(1)	$12.12	0.30	(0.30)	0.00	(0.30)	(0.09)	(0.39)	$11.73	0.00%	$214	1.35%	3.34%	1.84%	2.85%	20%
Fiscal year ended September 30,
2005	$12.29	0.40	(0.11)	0.29	(0.40)	(0.06)	(0.46)	$12.12	2.42%	$190	1.35%	3.25%	1.81%	2.79%	19%
Class I Shares
Fiscal year ended June 30,
2010	$11.12	0.50	0.66	1.16	(0.50)	(0.09)	(0.59)	$11.69	10.57%	$137,049	0.70%	4.29%	0.87%	4.12%	15%
2009	$11.40	0.49	(0.24)	0.25	(0.50)	(0.03)	(0.53)	$11.12	2.36%	$119,522	0.70%	4.49%	0.87%	4.32%	17%
2008	$11.73	0.48	(0.30)	0.18	(0.48)	(0.03)	(0.51)	$11.40	1.60%	$137,746	0.70%	4.17%	0.85%	4.02%	20%
2007	$11.76	0.48	0.06	0.54	(0.48)	(0.09)	(0.57)	$11.73	4.58%	$130,644	0.70%	4.03%	0.85%	3.88%	33%
Fiscal period ended June 30,
2006(1)	$12.15	0.36	(0.30)	0.06	(0.36)	(0.09)	(0.45)	$11.76	0.49%	$138,394	0.70%	3.99%	0.84%	3.85%	20%
Fiscal year ended September 30,
2005	$12.32	0.48	(0.11)	0.37	(0.48)	(0.06)	(0.54)	$12.15	3.08%	$151,710	0.70%	3.90%	0.81%	3.79%	19%

(1)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3)	Total return would have been lower had certain expenses not been waived.

Section 5  Financial Highlights    83

Nuveen Nebraska Municipal Bond Fund

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Less Distributions									Ratio of Net
			Realized									Ratio of	Ratio of	Investment
	Net		and					Net		Net		Net	Expenses to	Income to
	Asset		Unrealized	Total	Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	Average
	Value,	Net	Gains	From	(From net	(From Net		Value,		End of	Expenses to	Income to	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(2,3)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010	$9.84	0.41	0.49	0.90	(0.40)	—	(0.40)	$10.34	9.26%	$6,333	0.75%	4.01%	1.46%	3.30%	18%
2009	$10.06	0.43	(0.21)	0.22	(0.44)	—	(0.44)	$9.84	2.33%	$5,847	0.75%	4.41%	1.50%	3.66%	34%
2008	$10.30	0.42	(0.20)	0.22	(0.41)	(0.05)	(0.46)	$10.06	2.19%	$5,689	0.75%	4.06%	1.47%	3.34%	22%
2007	$10.33	0.42	0.02	0.44	(0.42)	(0.05)	(0.47)	$10.30	4.24%	$7,091	0.75%	3.97%	1.44%	3.28%	39%
Fiscal period ended June 30,
2006(1)	$10.58	0.31	(0.24)	0.07	(0.30)	(0.02)	(0.32)	$10.33	0.65%	$6,910	0.75%	3.89%	1.30%	3.34%	35%
Fiscal year ended September 30,
2005	$10.66	0.39	(0.05)	0.34	(0.42)	—	(0.42)	$10.58	3.20%	$7,136	0.75%	3.78%	1.12%	3.41%	21%
Class C1 Shares
Fiscal year ended June 30,
2010	$9.76	0.38	0.48	0.86	(0.36)	—	(0.36)	$10.26	8.91%	$4,181	1.15%	3.62%	1.86%	2.91%	18%
2009	$9.99	0.39	(0.22)	0.17	(0.40)	—	(0.40)	$9.76	1.84%	$2,585	1.15%	4.02%	1.90%	3.27%	34%
2008	$10.23	0.38	(0.20)	0.18	(0.37)	(0.05)	(0.42)	$9.99	1.81%	$1,798	1.15%	3.65%	1.87%	2.93%	22%
2007	$10.26	0.37	0.02	0.39	(0.37)	(0.05)	(0.42)	$10.23	3.86%	$1,559	1.15%	3.56%	1.92%	2.79%	39%
Fiscal period ended June 30,
2006(1)	$10.50	0.27	(0.22)	0.05	(0.27)	(0.02)	(0.29)	$10.26	0.46%	$1,487	1.15%	3.49%	2.05%	2.59%	35%
Fiscal year ended September 30,
2005	$10.58	0.35	(0.06)	0.29	(0.37)	—	(0.37)	$10.50	2.81%	$1,565	1.15%	3.38%	1.87%	2.66%	21%
Class I Shares
Fiscal year ended June 30,
2010	$9.83	0.44	0.50	0.94	(0.43)	—	(0.43)	$10.34	9.65%	$31,757	0.50%	4.26%	1.21%	3.55%	18%
2009	$10.06	0.45	(0.22)	0.23	(0.46)	—	(0.46)	$9.83	2.48%	$30,689	0.50%	4.67%	1.25%	3.92%	34%
2008	$10.30	0.44	(0.19)	0.25	(0.44)	(0.05)	(0.49)	$10.06	2.45%	$29,533	0.50%	4.31%	1.22%	3.59%	22%
2007	$10.33	0.44	0.02	0.46	(0.44)	(0.05)	(0.49)	$10.30	4.51%	$32,502	0.50%	4.22%	1.19%	3.53%	39%
Fiscal period ended June 30,
2006(1)	$10.58	0.32	(0.23)	0.09	(0.32)	(0.02)	(0.34)	$10.33	0.85%	$31,347	0.50%	4.14%	1.05%	3.59%	35%
Fiscal year ended September 30,
2005	$10.66	0.43	(0.07)	0.36	(0.44)	—	(0.44)	$10.58	3.45%	$32,418	0.50%	4.03%	0.87%	3.66%	21%

(1)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3)	Total return would have been lower had certain expenses not been waived.

 84
Section 5  Financial Highlights

Nuveen Ohio Tax Free Fund

	Per Share Data									Ratios/Supplemental Data
		Investment Operations			Less Distributions									Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income to
	Asset		Unrealized	Total	Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	Average
	Value,	Net	Gains	From	(From Net	(From Net		Value,		End of	Expenses to	Income to	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(2,3)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010	$9.90	0.38	0.51	0.89	(0.37)	—	(0.37)	$10.42	9.12%	$1,899	0.75%	3.72%	1.34%	3.13%	14%
2009	$10.02	0.40	(0.12)	0.28	(0.40)	—	(0.40)	$9.90	2.99%	$1,048	0.75%	4.09%	1.39%	3.45%	12%
2008	$10.20	0.39	(0.15)	0.24	(0.39)	(0.03)	(0.42)	$10.02	2.38%	$635	0.75%	3.81%	1.39%	3.17%	12%
2007	$10.17	0.38	0.05	0.43	(0.38)	(0.02)	(0.40)	$10.20	4.28%	$808	0.75%	3.70%	1.41%	3.04%	33%
Fiscal period ended June 30,
2006(1)	$10.42	0.29	(0.25)	0.04	(0.28)	(0.01)	(0.29)	$10.17	0.40%	$841	0.75%	3.60%	1.28%	3.07%	11%
Fiscal year ended September 30,
2005	$10.52	0.36	(0.06)	0.30	(0.36)	(0.04)	(0.40)	$10.42	2.86%	$988	0.75%	3.41%	1.11%	3.05%	13%
Class C1 Shares
Fiscal year ended June 30,
2010	$9.76	0.35	0.49	0.84	(0.33)	—	(0.33)	$10.27	8.72%	$1,347	1.15%	3.34%	1.74%	2.75%	14%
2009	$9.89	0.37	(0.13)	0.24	(0.37)	—	(0.37)	$9.76	2.52%	$399	1.15%	3.68%	1.79%	3.04%	12%
2008	$10.07	0.35	(0.15)	0.20	(0.35)	(0.03)	(0.38)	$9.89	2.00%	$255	1.15%	3.39%	1.78%	2.76%	12%
2007	$10.05	0.33	0.05	0.38	(0.34)	(0.02)	(0.36)	$10.07	3.81%	$187	1.15%	3.29%	1.90%	2.54%	33%
Fiscal period ended June 30,
2006(1)	$10.32	0.25	(0.26)	(0.01)	(0.25)	(0.01)	(0.26)	$10.05	0.08%	$209	1.15%	3.22%	2.03%	2.34%	11%
Fiscal year ended September 30,
2005	$10.41	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)	$10.32	2.58%	$174	1.15%	3.01%	1.86%	2.30%	13%
Class I Shares
Fiscal year ended June 30,
2010	$9.90	0.41	0.51	0.92	(0.40)	—	(0.40)	$10.42	9.39%	$59,528	0.50%	3.97%	1.09%	3.38%	14%
2009	$10.01	0.42	(0.10)	0.32	(0.43)	—	(0.43)	$9.90	3.36%	$44,783	0.50%	4.35%	1.14%	3.71%	12%
2008	$10.19	0.41	(0.15)	0.26	(0.41)	(0.03)	(0.44)	$10.01	2.63%	$48,510	0.50%	4.06%	1.14%	3.42%	12%
2007	$10.17	0.41	0.04	0.45	(0.41)	(0.02)	(0.43)	$10.19	4.44%	$42,223	0.50%	3.94%	1.16%	3.28%	33%
Fiscal period ended June 30,
2006(1)	$10.43	0.30	(0.25)	0.05	(0.30)	(0.01)	(0.31)	$10.17	0.49%	$40,606	0.50%	3.85%	1.03%	3.32%	11%
Fiscal year ended September 30,
2005	$10.53	0.38	(0.05)	0.33	(0.39)	(0.04)	(0.43)	$10.43	3.12%	$41,104	0.50%	3.66%	0.86%	3.30%	13%

(1)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3)	Total return would have been lower had certain expenses not been waived.

Section 5  Financial Highlights    85

Nuveen Oregon Intermediate Municipal Bond Fund

	Per Share Data									Ratio/Supplemental Data
		Investment Operations			Less Distributions									Ratio of Net
			Realized										Ratio of	Investment
	Net		and					Net		Net		Ratio of Net	Expenses to	Income to
	Asset		Unrealized	Total	Dividends	Distributions		Asset		Assets,	Ratio of	Investment	Average	Average
	Value,	Net	Gains	From	(From Net	(From Net		Value,		End of	Expenses to	Income to	Net Assets	Net Assets	Portfolio
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Total	End of	Total	Period	Average	Average	(Excluding	(Excluding	Turnover
	of Period	Income	Investments	Operations	Income)	Gains)	Distributions	Period	Return(2,3)	(000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

Class A Shares
Fiscal year ended June 30,
2010	$9.77	0.35	0.33	0.68	(0.34)	—	(0.34)	$10.11	7.05%	$31,043	0.85%	3.37%	1.10%	3.12%	19%
2009	$9.68	0.36	0.09	0.45	(0.36)	—	(0.36)	$9.77	4.77%	$10,963	0.85%	3.70%	1.12%	3.43%	19%
2008	$9.72	0.35	(0.02)	0.33	(0.36)	(0.01)	(0.37)	$9.68	3.39%	$5,967	0.85%	3.64%	1.12%	3.37%	15%
2007	$9.78	0.37	(0.02)	0.35	(0.37)	(0.04)	(0.41)	$9.72	3.54%	$7,895	0.85%	3.71%	1.12%	3.44%	43%
Fiscal period ended June 30,
2006(1)	$10.07	0.27	(0.25)	0.02	(0.27)	(0.04)	(0.31)	$9.78	0.16%	$9,456	0.85%	3.62%	1.11%	3.36%	13%
Fiscal year ended September 30,
2005	$10.30	0.36	(0.19)	0.17	(0.36)	(0.04)	(0.40)	$10.07	1.67%	$9,356	0.85%	3.56%	1.06%	3.35%	20%
Class I Shares
Fiscal year ended June 30,
2010	$9.77	0.35	0.35	0.70	(0.36)	—	(0.36)	$10.11	7.21%	$133,816	0.70%	3.52%	0.85%	3.37%	19%
2009	$9.68	0.37	0.10	0.47	(0.38)	—	(0.38)	$9.77	4.92%	$119,959	0.70%	3.84%	0.87%	3.67%	19%
2008	$9.72	0.37	(0.03)	0.34	(0.37)	(0.01)	(0.38)	$9.68	3.54%	$120,800	0.70%	3.78%	0.87%	3.61%	15%
2007	$9.78	0.38	(0.02)	0.36	(0.38)	(0.04)	(0.42)	$9.72	3.70%	$109,357	0.70%	3.86%	0.87%	3.69%	43%
Fiscal period ended June 30,
2006(1)	$10.07	0.28	(0.25)	0.03	(0.28)	(0.04)	(0.32)	$9.78	0.28%	$111,344	0.70%	3.77%	0.86%	3.61%	13%
Fiscal year ended September 30,
2005	$10.30	0.38	(0.19)	0.19	(0.38)	(0.04)	(0.42)	$10.07	1.82%	$133,613	0.70%	3.71%	0.81%	3.60%	20%

(1)	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
(2)	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
(3)	Total return would have been lower had certain expenses not been waived.

 86
Section 5  Financial Highlights

Nuveen Mutual Funds

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders. In the funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the funds’ performance during their last fiscal year.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Nuveen Investor Services at (800) 257-8787 or by contacting the funds at the address below. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.nuveen.com.

Information about the funds (including the SAI) can also be reviewed and copied at the Securities and Exchange Commission’s (SEC) Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Funds distributed by
Nuveen Investments, LLC
333 West Wacker Drive
Chicago, Illinois 60606
(800) 257-8787
www.nuveen.com

SEC file number: 811-05309

MPR-FTFI 2-0111P

This information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Preliminary Statement of Additional Information dated January 18, 2011
Subject to Completion
FIRST AMERICAN INVESTMENT FUNDS, INC.
STATEMENT OF ADDITIONAL INFORMATION
October 28, 2010,
as supplemented  , 2011
Income Funds
Tax Free Income Funds

Share Classes/Ticker Symbols
				Class	Class
	Class A	Class B	Class C	C1	R3	Class I

Income Funds
Nuveen Core Bond Fund	FAFIX	FFIBX	FFAIX	—	FFISX	FFIIX
Nuveen High Income Bond Fund	FJSIX	FJSBX	FCSIX	—	FANSX	FJSYX
Nuveen Inflation Protected Securities Fund	FAIPX	—	FCIPX	—	FRIPX	FYIPX
Nuveen Intermediate Government Bond Fund	FIGAX	—	FYGCX	—	FYGRX	FYGYX
Nuveen Intermediate Term Bond Fund	FAIIX	—		—	—	FINIX
Nuveen Short Term Bond Fund	FALTX	—	FBSCX	—	—	FLTIX
Nuveen Total Return Bond Fund	FCDDX	FCBBX	FCBCX	—	FABSX	FCBYX

Tax Free Income Funds
Nuveen Short Tax Free Fund	FSHAX	—	—	—	—	FSHYX
Nuveen Intermediate Tax Free Fund	FAMBX	—	—	FMBCX	—	FMBIX
Nuveen Tax Free Fund	FJNTX	—	—	FJCTX	—	FYNTX
Nuveen California Tax Free Fund	FCAAX	—	—	FCCAX	—	FCAYX
Nuveen Colorado Tax Free Fund	FCOAX	—	—	FCCOX	—	FCOYX
Nuveen Minnesota Intermediate Municipal Bond Fund	FAMAX	—		FACMX	—	FAMTX
Nuveen Minnesota Municipal Bond Fund	FJMNX	—		FCMNX	—	FYMNX
Nuveen Missouri Tax Free Fund	ARMOX	—	—	FFMCX	—	ARMIX
Nuveen Nebraska Municipal Bond Fund	FNTAX	—		FNTCX	—	FNTYX
Nuveen Ohio Tax Free Fund	FOFAX	—	—	FOTCX	—	FOTYX
Nuveen Oregon Intermediate Municipal Bond Fund	FOTAX	—		—	—	FORCX
     This Statement of Additional Information relates to the Class A, Class B, Class C, Class R3, and Class I Shares of the funds named above (the “Funds”), each of which is a series of First American Investment Funds, Inc. (“FAIF”). This Statement of Additional Information is not a prospectus, but should be read in conjunction with the current Prospectuses dated October 28, 2010, as supplemented January 18, 2011. The financial statements included as part of the Funds’ Annual Reports to shareholders for the fiscal year ended June 30, 2010 for all Funds are incorporated by reference into this Statement of Additional Information. This Statement of Additional Information is incorporated into the Funds’ Prospectuses by reference. To obtain copies of Prospectuses or the Funds’ Annual Report(s) at no charge, write the Funds’ distributor, Nuveen Investments, LLC (the “Distributor”), 333 West Wacker Drive, Chicago, IL 60606, or call Nuveen Investor Services at (800) 257-8787. You can also find the Funds’ Prospectuses, Statement of Additional Information, and Annual Reports online at www.nuveen.com. Please retain this Statement of Additional Information for future reference.

i

Section	Heading	Page

ii

Section	Heading	Page

iii

General Information
     First American Investment Funds, Inc. (“FAIF”) was incorporated in the State of Maryland on August 20, 1987 under the name “SECURAL Mutual Funds, Inc.” The Board of Directors and shareholders, at meetings held January 10, 1991, and April 2, 1991, respectively, approved amendments to the Articles of Incorporation providing that the name “SECURAL Mutual Funds, Inc.” be changed to “First American Investment Funds, Inc.”
     FAIF is organized as a series fund and currently issues its shares in 37 series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAIF to which this Statement of Additional Information (“SAI”) relates are named on the cover. Also, when a specific Fund is discussed herein, the word “Nuveen” is dropped from the beginning of its name. These series are referred to in this SAI individually as the “Fund”, and collectively as the “Funds.”
     For purposes of this SAI, “Income Funds” and “Tax Free Income Funds” shall consist of the Funds identified as such on the cover of this SAI. The Funds are open-end management investment companies and, except for the Tax Free Income Funds (other than Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund), are diversified investment companies. The Tax Free Income Funds (other than Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund) are non-diversified investment companies. The Funds were formerly advised by FAF Advisors, Inc. (“FAF”), a wholly-owned subsidiary of U.S. Bank National Association (“U.S. Bank”). On December 31, 2010, pursuant to an agreement among U.S. Bank, FAF, Nuveen Investments, Inc. (“Nuveen Investments”) and certain Nuveen affiliates, Nuveen Fund Advisors, Inc., (the “Adviser” or “Nuveen Fund Advisors”) acquired a portion of the asset management business of FAF and was selected as the investment adviser of the Funds (the “Transaction”).
     Shareholders may purchase shares of each Fund through five separate classes, Class A, Class B (Core Bond Fund, High Income Bond Fund, and Nuveen Total Return Bond Fund only under limited circumstances as described in the Funds’ Prospectus), Class C (except Intermediate Term Bond Fund, Short Tax Free Fund, and Oregon Intermediate Municipal Bond Fund), Class R3 (except for Intermediate Term Bond Fund, Short Term Bond Fund, and the Tax Free Income Funds), and Class I, which provide for variations in distribution costs, shareholder servicing fees, voting rights and dividends. To the extent permitted by the Investment Company Act of 1940, as amended (“1940 Act”), the Funds may also provide for variations in other costs among the classes. In addition, a sales load is imposed on the sale of Class A, Class B, and Class C shares of the Funds. Except for the foregoing differences among the classes pertaining to costs and fees, each share of each Fund represents an equal proportionate interest in that Fund.
     The Articles of Incorporation and Bylaws of FAIF provide that meetings of shareholders be held as determined by the Board of Directors and as required by the 1940 Act. Maryland corporation law requires a meeting of shareholders to be held upon the written request of shareholders holding 10% or more of the voting shares of FAIF, with the cost of preparing and mailing the notice of such meeting payable by the requesting shareholders. The 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of investment advisory contracts and amendments thereto, and for amendments to Rule 12b-1 distribution plans.

Additional Information Concerning Fund Investments
     The principal investment strategies of each Fund are set forth in that Fund’s Prospectus. Additional information concerning principal investment strategies of the Funds, and other investment strategies that may be used by the Funds, is set forth below. The Funds have attempted to identify investment strategies that will be employed in pursuing each Fund’s investment objective. Additional information concerning the Funds’ investment restrictions is set forth below under “Investment Restrictions.”
     If a percentage limitation on investments by a Fund stated in this SAI or the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in asset value will not be deemed to violate the limitation except in the case of the limitations on borrowing. A Fund which is limited to investing in securities with specified ratings or of a certain credit quality is not required to sell a security if its rating is reduced or its credit quality declines after purchase, but the Fund may consider doing so. Descriptions of the rating categories of Standard & Poor’s Ratings Services, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), Fitch, Inc. (“Fitch”) and Moody’s Investors Service, Inc. (“Moody’s”) are contained in Appendix A.
     References in this section to the Adviser also apply, to the extent applicable, to the sub-adviser of the Funds.
Asset-Backed Securities
     The Income Funds, other than High Income Bond Fund, may invest in asset-backed securities as a principal investment strategy. High Income Bond Fund may invest in such securities as a non-principal investment strategy. Asset-backed securities are securities that are secured or “backed” by pools of various types of assets on which cash payments are due at fixed intervals over set periods of time. Asset-backed securities are created in a process called securitization. In a securitization transaction, an originator of loans or an owner of accounts receivables of a certain type of asset class sells such underlying assets in a “true sale” to a special purpose entity, so that there is no recourse to such originator or owner. Payments of principal and interest on asset-backed securities typically are tied to payments made on the pool of underlying assets in the related securitization. Such payments on the underlying assets are effectively “passed through” to the asset-backed security holders on a monthly or other regular, periodic basis. The level of seniority of a particular asset-backed security will determine the priority in which the holder of such asset-backed security is paid, relative to other security holders and parties in such securitization. Examples of underlying assets include consumer loans or receivables, home equity loans, automobile loans or leases, and time shares, though other types of receivables or assets also may be used.
     While asset-backed securities typically have a fixed, stated maturity date, low prevailing interest rates may lead to an increase in the prepayments made on the underlying assets. This may cause the outstanding balances due on the underlying assets to be paid down more rapidly. As a result, a decrease in the originally anticipated interest from such underlying securities may occur, causing the asset-backed securities to pay-down in whole or in part prior to their original stated maturity date. Prepayment proceeds would then have to be reinvested at the lower prevailing interest rates. Conversely, prepayments on the underlying assets may be less than anticipated, causing an extension in the duration of the asset-backed securities.
     Delinquencies or losses that exceed the anticipated amounts for a given securitization could adversely impact the payments made on the related asset-backed securities. This is a reason why, as part of a securitization, asset-backed securities are often accompanied by some form of credit enhancement, such as a guaranty, insurance policy, or subordination. Credit protection in the form of derivative contracts may also be purchased. In certain securitization transactions, insurance, credit protection, or both may be purchased with respect to only the most senior classes of asset-backed securities, on the underlying collateral pool, or both. The extent and type of credit enhancement varies across securitization transactions.

     The ratings and creditworthiness of asset-backed securities typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity’s bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.
Asset Coverage Requirements
     To the extent required by Securities and Exchange Commission (“SEC”) guidelines, a Fund will only engage in transactions that expose it to an obligation to another party if it owns either (a) an offsetting position for the same type of financial asset, or (b) cash or liquid securities, designated on the Fund’s books or held in a segregated account, with a value sufficient at all times to cover its potential obligations not covered as provided in (a). Examples of transactions governed by these asset coverage requirements include, for example, options written by the Funds, futures contracts and options on futures contracts, forward currency contracts, swaps, dollar rolls, and when-issued and delayed delivery transactions. Assets used as offsetting positions, designated on a Fund’s books, or held in a segregated account cannot be sold while the positions requiring cover are open unless replaced with other appropriate assets. As a result, the commitment of a large portion of assets to be used as offsetting positions or to be designated or segregated in such a manner could impede portfolio management or the ability to meet redemption requests or other current obligations.
Collateralized Debt Obligations
     Core Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and Total Return Bond Fund may invest in Collateralized Debt Obligations (“CDOs”) as a principal investment strategy. High Income Bond Fund, Inflation Protected Securities Fund, and Intermediate Government Bond Fund may invest in such securities as a non-principal investment strategy. Similar to CMOs described below under “—Mortgage-Backed Securities,” CDOs are debt obligations typically issued by a private special-purpose entity and collateralized principally by debt securities (including, for example, high-yield, high-risk bonds, structured finance securities including asset-backed securities, CDOs, mortgage-backed securities and REITs) or corporate loans. The special purpose entity typically issues one or more classes (sometimes referred to as “tranches”) of rated debt securities, one or more unrated classes of debt securities that are generally treated as equity interests, and a residual equity interest. The tranches of CDOs typically have different interest rates, projected weighted average lives and ratings, with the higher rated tranches paying lower interest rates. One or more forms of credit enhancement are almost always necessary in a CDO structure to obtain the desired credit ratings for the most highly rated debt securities issued by the CDO. The types of credit enhancement used include “internal” credit enhancement provided by the underlying assets themselves, such as subordination, excess spread and cash collateral accounts, hedges provided by interest rate swaps, and “external” credit enhancement provided by third parties, principally financial guaranty insurance issued by monoline insurers. Despite this credit enhancement, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of lower rated protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. CDOs can be less liquid than other publicly held debt issues, and require additional structural analysis.
Corporate Debt Securities
     The Income Funds may invest in corporate debt securities as a principal investment strategy. The Tax Free Income Funds may invest in such securities only to the extent described below under “—Temporary Taxable Investments.” Corporate debt securities are fully taxable debt obligations issued by corporations. These securities fund capital improvements, expansions, debt refinancing or acquisitions that require more capital than would ordinarily be available from a single lender. Investors in corporate debt securities lend money to the issuing corporation in exchange for interest payments and repayment of the principal at a set maturity date. Rates on corporate debt securities are set according to prevailing interest rates at the time of the issue, the credit rating of the issuer, the length of the maturity and other terms of the security, such as a call feature. Corporate debt securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations and may also be subject to price volatility due to such factors as market interest rates, market perception of the creditworthiness of the issuer and general market liquidity. In addition, corporate restructurings, such as mergers, leveraged buyouts, takeovers or similar corporate transactions are often financed by an increase in a corporate issuer’s debt securities. As a result of the added debt burden, the credit quality and market value of an issuer’s existing debt securities may decline significantly.
Debt Obligations Rated Less Than Investment Grade
     Core Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund, Total Return Bond Fund, and the Tax Free Income Funds may invest in both investment grade and non-investment grade debt obligations as principal investment strategies. High Income Bond Fund invests primarily in non-investment grade debt obligations. Debt obligations rated less than “investment grade” are sometimes referred to as “high yield securities” or “junk bonds.” To be consistent with the ratings methodology used by Barclays, the provider of the benchmarks of the Funds, a debt obligation is considered to be rated “investment grade” if two of Moody’s, Standard & Poor’s and Fitch rate the security investment-grade (i.e. at least Baa, BBB and BBB, respectively). If ratings are provided by only two of those rating agencies, the more conservative rating is used to determine whether the security is investment-grade. If only one of those rating agencies provides a rating, that rating is used. Inflation Protected Securities Fund and the Tax Free Income Funds may invest in non-investment grade debt obligations rated at least B by two of Standard & Poor’s, Moody’s and Fitch, unless only one of those rating agencies rates the security, in which case that rating must be at least B, or in unrated securities determined to be of comparable quality by the Adviser. Core Bond Fund, Short Term Bond Fund, and Total Return Bond Fund may not invest in non-investment grade debt obligations rated by two of Standard & Poor’s, Fitch and Moody’s lower than CCC, CCC or Caa, respectively, unless only one of those rating agencies rates the security, in which case that rating must be at least CCC or Caa, or in unrated securities determined to be of comparable quality by the Adviser. There are no minimum rating requirements for High Income Bond Fund (which means that the Fund may invest in bonds in default).
     Yields on non-investment grade debt obligations will fluctuate over time. The prices of such obligations have been found to be less sensitive to interest rate changes than higher rated obligations, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of non-investment grade debt obligations. If the issuer of a security held by a Fund defaulted, the Fund might incur additional expenses to seek recovery.
     In addition, the secondary trading market for non-investment grade debt obligations may be less developed than the market for investment grade obligations. This may make it more difficult for a Fund to value and dispose of such obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of non-investment grade obligations, especially in a thin secondary trading market.
     Certain risks also are associated with the use of credit ratings as a method for evaluating non-investment grade debt obligations. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of such obligations. In addition, credit rating agencies may not timely change credit ratings to reflect current events. Thus, the success of a Fund’s use of non-investment grade debt obligations may be more dependent on the Adviser’s own credit analysis than is the case with investment grade obligations.
Derivatives
     Each Fund may use derivative instruments as a principal investment strategy, as described below. Generally, a derivative is a financial contract the value of which depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives generally take the form of contracts under which the parties agree to payments between them based upon the performance of a wide variety of underlying references, such as stocks, bonds, loans, commodities, interest rates, currency exchange rates, and various domestic and foreign indices. Derivative instruments that some or all of the Funds may use include options contracts, futures contracts, options on futures contracts, forward currency contracts and swap transactions, all of which are described in more detail below.
     The Funds may use derivatives for a variety of reasons, including as a substitute for investing directly in securities and currencies, as an alternative to selling a security short, as part of a hedging strategy (that is, for the purpose of reducing risk to a Fund), to manage the effective duration of a Fund’s portfolio, or for other purposes related to the management of the Funds. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest. As a result, a small investment in derivatives could have a large impact on a Fund’s performance.
     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses or limit its gains if the performance of its derivatives is poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund is unable to liquidate its position because of an illiquid secondary market. The market for derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.
     While transactions in some derivatives may be effected on established exchanges, many other derivatives are privately negotiated and entered into in the over-the-counter market with a single counterparty. When exchange-traded derivatives are purchased and sold, a clearing agency associated with the exchange stands between each buyer and seller and effectively guarantees performance of each contract, either on a limited basis through a guaranty fund or to the full extent of the clearing agency’s balance sheet. Transactions in over-the-counter derivatives have no such protection. Each party to an over-the-counter derivative bears the risk that its direct counterparty will default. In addition, over-the-counter derivatives may be less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.
     Derivatives generally involve leverage in the sense that the investment exposure created by the derivative is significantly greater than the Fund’s initial investment in the derivative. As discussed above under “—Asset Coverage Requirements,” a Fund may be required to segregate permissible liquid assets, or engage in other permitted measures, to “cover” the Fund’s obligations relating to its transactions in derivatives. For example, in the case of futures contracts or forward contracts that are not contractually required to cash settle, a Fund must set aside liquid assets equal to such contracts’ full notional value (generally, the total numerical value of the asset underlying a future or forward contract at the time of valuation) while the positions are open. With respect to futures contracts or forward contracts that are contractually required to cash settle, however, a Fund is permitted to set aside liquid assets in an amount equal to the Fund’s daily mark-to-market net obligation (i.e., the Fund’s daily net liability) under the contracts, if any, rather than such contracts’ full notional value. By setting aside assets equal to only its net obligations under cash-settled futures and forward contracts, the Fund may employ leverage to a greater extent than if the Fund were required to segregate assets equal to the full notional value of such contracts.
     Derivatives also may involve other types of leverage. For example, an instrument linked to the value of a securities index may return income calculated as a multiple of the price movement of the underlying index. This leverage will increase the volatility of these derivatives since they may increase or decrease in value more quickly than the underlying instruments.
     The particular derivative instruments the Funds can use are described below. A Fund’s portfolio managers may decide not to employ some or all of these instruments, and there is no assurance that any derivatives strategy used by a Fund will succeed. The Funds may employ new derivative instruments and strategies when they are developed, if those investment methods are consistent with the particular Fund’s investment objective and are permissible under applicable regulations governing the Fund.
     Futures and Options on Futures
     The Funds may engage in futures transactions as a principal investment strategy. The Funds may buy and sell futures contracts that relate to: (1) interest rates, (2) debt securities, (3) bond indices, (4) commodities and commodities indices (but only with respect to Inflation Protected Securities Fund), (5) foreign currencies (but only with respect to Core Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund and Total Return Bond Fund), (6) stock indices, and (7) individual stocks. The Funds also may buy and write options on the futures contracts in which they may invest (“futures options”) and may write straddles, which consist of a call and a put option on the same futures contract. The Funds will only write options and straddles which are “covered.” This means that, when writing a call option, a Fund must either segregate liquid assets with a value equal to the fluctuating market value of the optioned futures contract, or the Fund must own an option to purchase the same futures contract having an exercise price that is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets. When writing a put option, the fund must segregate liquid assets in an amount not less than the exercise price, or own a put option on the same futures contract where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. A Fund may use the same liquid assets to cover both the call and put options in a straddle where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.” The Funds may only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade or similar entity, or quoted on an automated quotation system.
     A futures contract is an agreement between two parties to buy and sell a security, index, interest rate, currency or commodity (each a “financial instrument”) for a set price on a future date. Certain futures contracts, such as futures contracts relating to individual securities, call for making or taking delivery of the underlying financial instrument. However, these contracts generally are closed out before delivery by entering into an offsetting purchase or sale of a matching futures contract (same exchange, underlying financial instrument, and delivery month). Other futures contracts, such as futures contracts on interest rates and indices, do not call for making or taking delivery of the underlying financial instrument, but rather are agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the financial instrument at the close of the last trading day of the contract and the price at which the contract was originally written. These contracts also may be settled by entering into an offsetting futures contract.
     Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the futures broker, known as a futures commission merchant (“FCM”), an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, FCMs may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account generally is not income producing. However, coupon-bearing securities, such as Treasury securities, held in margin accounts generally will earn income. Subsequent payments to and from the FCM, called variation margin, will be made on a daily basis as the price of the underlying financial instrument fluctuates, making the futures contract more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by a Fund as unrealized gains or losses. At any time prior to expiration of the futures contract, a Fund may elect to close the position by taking an opposite position that will operate to terminate its position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a gain or loss. In the event of the bankruptcy or insolvency of an FCM that holds margin on behalf of a Fund, the Fund may be entitled to the return of margin owed to it only in proportion to the amount received by the FCM’s other customers, potentially resulting in losses to the Fund. Futures transactions also involve brokerage costs and the Fund may have to segregate additional liquid assets in accordance with applicable SEC requirements. See “—Asset Coverage Requirements” above.
     A futures option gives the purchaser of such option the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the purchaser acquires a long position in the futures contract and the writer is assigned the opposite short position. Upon the exercise of a put option, the opposite is true. Futures options possess many of the same characteristics as options on securities, currencies and indices (discussed below under “—Options Transactions”).
     Limitations on the Use of Futures and Futures Options. The Commodities Futures Trading Commission has eliminated limitations on futures trading by certain regulated entities including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon provided they have claimed an exclusion from regulation as a commodity pool operator. FAIF, on behalf of each of its series, has claimed such an exclusion. Thus, each Fund may use futures contracts and options thereon to the extent consistent with its investment objective. The requirements for qualification as a regulated investment company may limit the extent to which a Fund may enter into futures transactions. See “Taxation.”
     Risks Associated with Futures and Futures Options. There are risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract may result in a loss in excess of the amount invested in the futures contract.
     If futures are used for hedging purposes, there can be no guarantee that there will be a correlation between price movements in the futures contract and in the underlying financial instruments that are being hedged. This could result from differences between the financial instruments being hedged and the financial instruments underlying the standard contracts available for trading (e.g., differences in interest rate levels, maturities and the creditworthiness of issuers). In addition, price movements of futures contracts may not correlate perfectly with price movements of the financial instruments underlying the futures contracts due to certain market distortions.
     Successful use of futures by the Funds also is subject to the Adviser’s ability to predict correctly movements in the direction of the relevant market. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of the securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.
     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.
     Additional Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

     Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
     Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at the time of delivery. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for Inflation Protected Securities Fund. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Fund to reinvest the proceeds of a maturing contract in a new futures contract, the Fund might reinvest at higher or lower futures prices, or choose to pursue other investments.
     Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity-linked instruments, including futures contracts, than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional investment risks which subject Inflation Protected Securities Fund’s investments to greater volatility than investments in traditional securities.
     Forward Currency Contracts and other Foreign Currency Transactions
     Core Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund and Total Return Bond Fund may enter into forward currency contracts as a principal investment strategy. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward currency contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange. Because forward contracts are not traded on an exchange, the Funds are subject to the credit and performance risk of the counterparties to such contracts.
     The following summarizes the principal currency management strategies involving forward contracts that may be used by Core Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund and Total Return Bond Fund. These Funds also may use currency futures contracts and option thereon (see “—Futures and Options on Futures” above), put and call options on foreign currencies (see “—Options Transactions” below) and currency swaps (see “—Swap Transactions” below) for the same purposes.
     Transaction Hedges. When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might wish to lock in the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction at a fixed amount of U.S. dollars per unit of the foreign currency. This is known as a “transaction hedge.” A transaction hedge will protect a Fund against a loss from an adverse change in the currency exchange rate during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payment is made or received. Forward contracts to purchase or sell a foreign currency may also be used by a Fund in anticipation of future purchases or sales of securities denominated in a foreign currency, even if the specific investments have not yet been selected by the Adviser. This strategy is sometimes referred to as “anticipatory hedging.”
     Position Hedges. A Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is known as a “position hedge.” When a Fund believes that a foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund’s portfolio securities denominated in that foreign currency. When a Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, a Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of that foreign currency will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. This is referred to as a “cross hedge.”
     Shifting Currency Exposure. A Fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency.
     Risks Associated with Forward Currency Transactions. The Adviser’s decision whether to enter into foreign currency transactions will depend in part on its view regarding the direction and amount in which exchange rates are likely to move. The forecasting of movements in exchange rates is extremely difficult, so that it is highly uncertain whether a currency management strategy, if undertaken, would be successful. To the extent that the Adviser’s view regarding future exchange rates proves to have been incorrect, a Fund may realize losses on its foreign currency transactions. Even if a foreign currency hedge is effective in protecting a Fund from losses resulting from unfavorable changes in exchange rates between the U.S. dollar and foreign currencies, it also would limit the gains which might be realized by the Fund from favorable changes in exchange rates.
     Options Transactions
     To the extent set forth below, the Funds may purchase put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices, bond indices, commodity indices, and/or foreign currencies. In addition, Inflation Protected Securities Fund may write put and call options on such financial instruments. Options on futures contracts are discussed above under “— Futures and Options on Futures.”
     Options on Securities. As a principal investment strategy, the Income Funds (other than Intermediate Government Bond Fund) may purchase put and call options on securities they own or have the right to acquire. A put option on a security gives the purchaser of the option the right (but not the obligation) to sell, and the writer of the option the obligation to buy, the underlying security at a stated price (the “exercise price”) at any time before the option expires. A call option on a security gives the purchaser the right (but not the obligation) to buy, and the writer the obligation to sell, the underlying security at the exercise price at any time before the option expires. The purchase price for a put or call option is the “premium” paid by the purchaser for the right to sell or buy.
     A Fund may purchase put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund would reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs. In similar fashion, a Fund may purchase call options to protect against an increase in the price of securities that the Fund anticipates purchasing in the future, a practice sometimes referred to as “anticipatory hedging.” The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire unexercised.
     Options on Interest Rates and Indices. As principal investment strategies, the Income Funds (other than Intermediate Government Bond Fund) may purchase put and call options on interest rates and on stock and bond indices. The Tax Free Income Funds may purchase such options as non-principal investment strategies. Inflation Protected Securities Fund also may purchase put and call options on commodity indices. An option on interest rates or on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing value of the underlying interest rate or index is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the exercise-settlement value of the interest rate option or the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple (the “multiplier”). The writer of the option is obligated, for the premium received, to make delivery of this amount. Settlements for interest rate and index options are always in cash.
     Options on Currencies. Core Bond Fund, Inflation Protected Securities Fund, Short Term Bond Fund and Total Return Bond Fund may purchase put and call options on foreign currencies as a principal investment strategy. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options at any time prior to expiration.
     A foreign currency call option rises in value if the underlying currency appreciates. Conversely, a foreign currency put option rises in value if the underlying currency depreciates. While purchasing a foreign currency option may protect a Fund against an adverse movement in the value of a foreign currency, it would limit the gain which might result from a favorable movement in the value of the currency. For example, if the Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. In such an event, however, the amount of the Fund’s gain would be offset in part by the premium paid for the option. Similarly, if the Fund entered into a contract to purchase a security denominated in a foreign currency and purchased a foreign currency call to hedge against a rise in the value of the currency between the date of purchase and the settlement date, the Fund would not need to exercise its call if the currency instead depreciated in value. In such a case, the Fund could acquire the amount of foreign currency needed for settlement in the spot market at a lower price than the exercise price of the option.
     Writing Options—Inflation Protected Securities Fund. Inflation Protected Securities Fund may write (sell) covered put and call options as a principal investment strategy. These transactions would be undertaken principally to produce additional income. The Fund receives a premium from writing options which it retains whether or not the option is exercised. The Fund may write covered straddles consisting of a combination of a call and a put written on the same underlying instrument.
     Inflation Protected Securities Fund will write options only if they are “covered.” In the case of a call option on a security, the option is covered if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or other liquid assets in such amount are segregated) upon conversion or exchange of the securities held by the Fund. For a call option on an index or currency, the option is covered if the Fund segregates liquid assets in an amount equal to the contract value of the index or currency. A call option is also covered if the Fund holds a call on the same security, index or currency as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets. A put option on a security, currency or index is “covered” if the Fund segregates liquid assets equal to the exercise price. A put option is also covered if the Fund holds a put on the same security, currency or index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets. A straddle will be covered when sufficient assets are deposited to meet the Fund’s immediate obligations. The Fund may use the same liquid assets to cover both the call and put options in a straddle where the exercise price of the call and put are the same, or the exercise price of the call is higher than that of the put. In such cases, the Fund will also segregate liquid assets equivalent to the amount, if any, by which the put is “in the money.”
     Expiration or Exercise of Options. If an option written by a Fund expires unexercised, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security, currency or index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.
     A Fund may sell put or call options it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the put or call option which is sold. Prior to exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security, currency or index in relation to the exercise price of the option, the volatility of the underlying security, currency or index, and the time remaining until the expiration date.
     Risks Associated with Options Transactions. There are several risks associated with options transactions. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.
     When a fund purchases a put or call option, it risks a total loss of the premium paid for the option, plus any transaction costs, if the price of the underlying security does not increase or decrease sufficiently to justify the exercise of such option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.
     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If Inflation Protected Securities Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise. There is also a risk that, if restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased.
     With respect to options written by Inflation Protected Securities Fund, during the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill it obligations as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

     Swap Transactions
     The Income Funds (other than Intermediate Government Bond Fund) may enter into total return, interest rate, currency and credit default swap agreements and interest rate caps, floors and collars as a principal investment strategy. These Funds may also enter into options on the foregoing types of swap agreements (“swap options”) and in bonds issued by special purpose entities that are backed by a pool of swaps. The Tax-Free Funds may enter into interest rate caps, floors and collars as a non-principal investment strategy.
     A Fund may enter into swap transactions for any purpose consistent with its investment objectives and strategies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to protect against currency fluctuations, as a duration management technique, to protect against an increase in the price of securities a Fund anticipates purchasing at a later date, to reduce risk arising from the ownership of a particular security or instrument, or to gain exposure to certain securities, sectors or markets in the most economical way possible.
     Swap agreements are two party contracts entered into primarily by institutional investors for a specified period of time. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined asset, reference rate or index. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a notional amount, e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a basket of securities representing a particular index. The notional amount of the swap agreement generally is only used as a basis upon which to calculate the obligations that the parties to the swap agreement have agreed to exchange. A Fund’s current obligations under a net swap agreement will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by assets determined to be liquid by the Adviser. See “—Asset Coverage Requirements” above.
     Interest Rate Swaps, Caps, Collars and Floors. Interest rate swaps are bilateral contracts in which each party agrees to make periodic payments to the other party based on different referenced interest rates (e.g., a fixed rate and a floating rate) applied to a specified notional amount. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate floor. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index rises above a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. Interest rate collars involve selling a cap and purchasing a floor or vice versa to protect a Fund against interest rate movements exceeding given minimum or maximum levels.
     Currency Swaps. A currency swap is an agreement between two parties to exchange equivalent fixed amounts in two different currencies for a fixed period of time. The exchange of currencies at the inception date of the contract takes place at the current spot rate. Such an agreement may provide that, for the duration of the swap, each party pays interest to the other on the received amount at an agreed upon fixed or floating interest rate. When the contract ends, the parties re-exchange the currencies at the initial exchange rate, a specified rate, or the then current spot rate. Some currency swaps may not provide for exchanging currencies, but only for exchanging interest cash flows.
     Total Return Swaps. In a total return swap, one party agrees to pay the other the “total return” of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. A Fund might enter into a total return swap involving an underlying index or basket of securities to create exposure to a potentially widely-diversified range of securities in a single trade. An index total return swap can be used by a portfolio manager to assume risk, without the complications of buying the component securities from what may not always be the most liquid of markets.
     Credit Default Swaps. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. A Fund may enter into credit default swap agreements either as a buyer or a seller. A Fund may buy protection to attempt to mitigate the risk of default or credit quality deterioration in one or more of its individual holdings or in a segment of the fixed income securities market to which it has exposure, or to take a “short” position in individual bonds, loans or market segments which it does not own. A Fund may sell protection in an attempt to gain exposure to the credit quality characteristics of particular bonds, loans or market segments without investing directly in those bonds, loans or market segments.
     As the buyer of protection in a credit default swap, a Fund will pay a premium (by means of an upfront payment or a periodic stream of payments over the term of the agreement) in return for the right to deliver a referenced bond or group of bonds to the protection seller and receive the full notional or par value (or other agreed upon value) upon a default (or similar event) by the issuer(s) of the underlying referenced obligation(s). If no default occurs, the protection seller would keep the stream of payments and would have no further obligation to the Fund. Thus, the cost to the Fund would be the premium paid with respect to the agreement. If a credit event occurs, however, the Fund may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. The Fund bears the risk that the protection seller may fail to satisfy its payment obligations.
     If a Fund is a seller of protection in a credit default swap and no credit event occurs, the Fund would generally receive an up-front payment or a periodic stream of payments over the term of the swap. If a credit event occurs, however, generally the Fund would have to pay the buyer the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity that may have little or no value. As the protection seller, the Fund effectively adds economic leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. Thus, the Fund bears the same risk as it would by buying the reference obligations directly, plus the additional risks related to obtaining investment exposure through a derivative instrument discussed below under “—Risks Associated with Swap Transactions.”
     Swap Options. A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement at some designated future time on specified terms. A cash-settled option on a swap gives the purchaser the right, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. The Funds may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when it writes a swap option than when it purchases a swap option. When a Fund purchases a swap option, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swap option, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.
     Risks Associated with Swap Transactions. The use of swap transactions is a highly specialized activity which involves strategies and risks different from those associated with ordinary portfolio security transactions. If the Adviser is incorrect in its forecasts of default risks, market spreads or other applicable factors the investment performance of a Fund would diminish compared with what it would have been if these techniques were not used. As the protection seller in a credit default swap, a Fund effectively adds economic leverage to its portfolio because, in addition to being subject to investment exposure on its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. A Fund may only close out a swap, cap, floor, collar or other two-party contract with its particular counterparty, and may only transfer a position with the consent of that counterparty. In addition, the price at which a Fund may close out such a two party contract may not correlate with the price change in the underlying reference asset. If the counterparty defaults, a Fund will have contractual remedies, but there can be no assurance that the counterparty will be able to meet its contractual obligations or that the Fund will succeed in enforcing its rights. It also is possible that developments in the derivatives market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap or other agreements or to realize amounts to be received under such agreements.
Dollar Rolls
     The Income Funds may enter into mortgage “dollar rolls” in which a Fund sells mortgage-backed securities and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. Core Bond Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Total Return Bond Fund may do so as a principal investment strategy. During the period between the sale and repurchase (the “roll period”), a Fund forgoes principal and interest paid on the mortgage-backed securities. However, a Fund would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase (often referred to as the “drop”) plus any fee income received. Unless such benefits exceed the income, capital appreciation and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the investment performance of a Fund will be less than what the performance would have been without the use of the mortgage dollar roll. A Fund will segregate until the settlement date cash or liquid securities in an amount equal to the forward purchase price.
Equity Securities
     As non-principal investment strategies, High Income Bond Fund and Total Return Bond Fund may generally invest in equity securities and each other Bond Fund may invest in certain equity securities, as described below.
     Common Stock and Partnership Units. As a non-principal investment strategy, High Income Bond Fund and Total Return Bond Fund may invest in common stock and master limited partnership (MLP) and other partnership units. The Adviser anticipates that such investments will consist predominantly of income-oriented equity securities or partnership units. Common stock represents units of ownership in a corporation. Owners typically are entitled to vote on the selection of directors and other important matters as well as to receive dividends on their holdings. In the event that a corporation is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and general market conditions for the markets on which the stock trades. Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular country, company, industry, or sector of the market. In addition, the types of stocks in which a particular Fund invests may underperform the market or may not pay dividends as anticipated.
     A limited partnership is a partnership consisting of one or more general partners, jointly and severally responsible as ordinary partners, and by whom the business is conducted, and one or more limited partners who contribute cash as capital to the partnership and who generally are not liable for the debts of the partnership beyond the amounts contributed. Limited partners are not involved in the day-to-day management of the partnership. They receive income, capital gains and other tax benefits associated with the partnership project in accordance with terms established in the partnership agreement. Typical limited partnerships are in real estate, oil and gas and equipment leasing, but they also finance movies, research and development, and other projects. For an organization classified as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”), each item of income, gain, loss, deduction, and credit is not taxed at the partnership level but flows through to the holder of the partnership unit. This allows the partnership to avoid double taxation and to pass through income to the holder of the partnership unit at lower individual rates.

     An MLP is a publicly traded limited partnership. The partnership units are registered with the SEC and are freely exchanged on a securities exchange or in the over-the-counter market. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in a MLP than investors in a corporation. Additional risks involved with investing in a MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.
     Preferred Stock. The Income Funds other than Intermediate Government Bond Fund and Short Term Bond Fund may invest in preferred stock as a non-principal investment strategy. Preferred stock, unlike common stock, offers a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. As with all equity securities, the price of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.
     Convertible Securities. The Income Funds, as a non-principal investment strategy, may invest in debt securities which are convertible into or exchangeable for, or which carry warrants or other rights to acquire, common or preferred stocks. Equity interests acquired through conversion, exchange or exercise of rights to acquire stock will be disposed of by each of the Income Funds as soon as practicable in an orderly manner (except that the Income Funds that may invest in common stocks and/or preferred stocks directly are not required to dispose of any stock so acquired).
Foreign Securities
     General
     Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and Total Return Bond Fund may invest in foreign securities as a principal investment strategy.
     Core Bond Fund, High Income Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund each may invest up to 25% of total assets, and Inflation Protected Securities Fund and Total Return Bond Fund each may invest without limitation, in foreign securities payable in U.S. dollars. These securities may include securities issued or guaranteed by (i) the Government of Canada, any Canadian Province or any instrumentality and political subdivision thereof; (ii) any other foreign government agency or instrumentality; (iii) foreign subsidiaries of U.S. corporations and (iv) foreign issuers having total capital and surplus at the time of investment of at least $1 billion. In addition, up to 20% of the net assets of Inflation Protected Securities Fund, 20% of the total assets of Total Return Bond Fund, and 10% of the total assets of Core Bond Fund and Short Term Bond Fund may be invested in non-dollar denominated foreign securities.
     Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

     In addition, there may be less publicly available information about a foreign company than about a U.S. domiciled company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. In addition, foreign branches of U.S. banks, foreign banks and foreign issuers may be subject to less stringent reserve requirements and to different accounting, auditing, reporting, and record keeping standards than those applicable to domestic branches of U.S. banks and U.S. domestic issuers.
     Emerging Markets
     Core Bond Fund, High Income Bond Fund, Short Term Bond Fund, and Total Return Bond Fund may invest in securities issued by the governmental and corporate issuers that are located in emerging market countries as a principal investment strategy. Inflation Protected Securities Fund and Intermediate Term Bond Fund may invest in such securities as a non-principal investment strategy. Investments in securities of issuers in emerging market countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund’s investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the limited development and recent emergence, in certain countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in certain countries may be slowed or reversed by unanticipated political or social events in such countries.
     Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain (particularly Eastern European) countries. To the extent of the Communist Party’s influence, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of such countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in many developing countries. Finally, even though certain currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.
     Certain countries, which do not have market economies, are characterized by an absence of developed legal structures governing private and foreign investments and private property. Certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment of foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals.
     Authoritarian governments in certain countries may require that a governmental or quasi-governmental authority act as custodian of a Fund’s assets invested in such country. To the extent such governmental or quasi-governmental authorities do not satisfy the requirements of the 1940 Act to act as foreign custodians of the Fund’s cash and securities, the Fund’s investment in such countries may be limited or may be required to be effected through intermediaries. The risk of loss through governmental confiscation may be increased in such countries.
     Depositary Receipts
     The Funds’ investments in foreign securities may include investment in depositary receipts, including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). U.S. dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter, are issued by domestic banks.

ADRs represent the right to receive securities of foreign issuers deposited in a domestic bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of foreign issuers. However, by investing in ADRs rather than directly in foreign issuers’ stock, a Fund can avoid currency risks during the settlement period for either purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Funds may also invest in EDRs and in other similar instruments representing securities of foreign companies. EDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs are structured similarly to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets and are not necessarily denominated in the currency of the underlying security.
     Certain depositary receipts, typically those denominated as unsponsored, require the holders thereof to bear most of the costs of the facilities while issuers of sponsored facilities normally pay more of the costs thereof. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through the voting rights to facility holders in respect to the deposited securities, whereas the depository of a sponsored facility typically distributes shareholder communications and passes through voting rights.
     Brady Bonds
     High Income Bond Fund and Total Return Bond Fund may invest in U.S. dollar-denominated “Brady Bonds” as a non-principal investment strategy. Brady Bonds are created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new obligations in connection with debt restructurings. These foreign debt obligations, which may be fixed rate par bonds or floating rate discount bonds, are generally collateralized in full as to repayment of principal at maturity by U.S. Treasury zero-coupon obligations that have the same maturity as the Brady Bonds. Brady Bonds can be viewed as having three or four valuation components: (i) the collateralized repayment of principal at final maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments; and (iv) any uncollateralized repayment of principal at maturity. Those uncollateralized amounts constitute what is called the “residual risk.” If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero-coupon U.S. Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds in the normal course. Because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, Brady Bonds are considered speculative investments and are subject to the same risks as emerging market securities.
Guaranteed Investment Contracts
     Short Term Bond Fund may purchase investment-type insurance products such as Guaranteed Investment Contracts (“GICs”) as a non-principal investment strategy. A GIC is a deferred annuity under which the purchaser agrees to pay money to an insurer (either in a lump sum or in installments) and the insurer promises to pay interest at a guaranteed rate for the life of the contract. GICs may have fixed or variable interest rates. A GIC is a general obligation of the issuing insurance company. The purchase price paid for a GIC becomes part of the general assets of the insurer, and the contract is paid at maturity from the general assets of the insurer. In general, GICs are not assignable or transferable without the permission of the issuing insurance companies and can be redeemed before maturity only at a substantial discount or penalty. GICs, therefore, are usually considered to be illiquid investments. Short Term Bond Fund will purchase only GICs which are obligations of insurance companies with a policyholder’s rating of A or better by A.M. Best Company.

Inflation Protected Securities
     Inflation Protected Securities Fund invests in inflation protected securities as a principal investment strategy. The other Funds may invest in such securities as a non-principal investment strategy. Inflation protected securities are fixed income securities designed to provide protection against the negative effects of inflation. Two structures are common. The U.S. Treasury and some other issuers use a structure that accrues inflation into the principal value of the bond. Most other issuers pay out the inflation accruals as part of a semiannual coupon.
     Inflation protected securities issued by the U.S. Treasury have maturities of five, ten, twenty or thirty years, although it is possible that securities with other maturities will be issued in the future. The U.S. Treasury securities pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount. For example, if a Fund purchased an inflation protected bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months were 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole years’ inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).
     If the periodic adjustment rate measuring inflation falls, the principal value of U.S. Treasury inflation protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation protected bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. Other inflation-protected securities that accrue inflation into their principal value may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
     The value of inflation-protected securities is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation protected securities. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-protected securities.
     The periodic adjustment of U.S. inflation protected bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation protected securities issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If the market perceives that the adjustment mechanism of an inflation-protected security does not accurately adjust for inflation, the value of the security could be adversely affected.
     While inflation protected securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. The calculation of the inflation index ratio for inflation protected securities issued by the U.S. Treasury incorporates an approximate three-month lag, which may have an effect on the trading price of the securities, particularly during periods of significant, rapid changes in the inflation index. To the extent that inflation has increased during the three months prior to an interest payment, that interest payment will not be protected from the inflation increase. Further, to the extent that inflation has increased during the final three months of a security’s maturity, the final value of the security will not be protected against that increase, which will negatively impact the value of the security. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in inflation-protected securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
     Any increase in the principal amount of an inflation-protected security will be considered taxable income to a Fund, even though the Fund does not receive its principal until maturity.

Lending of Portfolio Securities
     In order to generate additional income, as a principal investment strategy, each of the Income Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, the Funds will only enter into domestic loan arrangements with broker-dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Board of Directors. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees in connection with these loans.
     In these loan arrangements, the Funds will receive collateral in the form of cash, U.S. government securities or other high-grade debt obligations equal to at least 102% of the value of the securities loaned as determined at the time of loan origination. This collateral must be valued daily by the Adviser or the applicable Fund’s lending agent and, if the market value of the loaned securities increases, the borrower must furnish additional collateral to the lending Fund. During the time portfolio securities are on loan, the borrower pays the lending Fund any dividends or interest paid on the securities. Loans are subject to termination at any time by the lending Fund or the borrower. While a Fund does not have the right to vote securities on loan, it would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
     When a Fund lends portfolio securities to a borrower, payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. See “Taxation.”
Mortgage-Backed Securities
     The Income Funds other than High Income Bond Fund may invest in mortgage-backed securities as a principal investment strategy. High Income Bond Fund may invest in such securities as a non-principal investment strategy. These investments include agency pass-through certificates, private mortgage pass-through securities, collateralized mortgage obligations, and commercial mortgage-backed securities, as defined and described below.
     Agency Pass-Through Certificates
     Agency pass-through certificates are mortgage pass-through certificates representing undivided interests in pools of residential mortgage loans. Distribution of principal and interest on the mortgage loans underlying an agency pass-through certificate is an obligation of or guaranteed by the Government National Mortgage Association (GNMA, or Ginnie Mae), the Federal National Mortgage Association (FNMA, or Fannie Mae) or the Federal Home Loan Mortgage Corporation (FHLMC, or Freddie Mac). GNMA is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The guarantee of GNMA with respect to GNMA certificates is backed by the full faith and credit of the United States, and GNMA is authorized to borrow from the U.S. Treasury in an amount which is at any time sufficient to enable GNMA, with no limitation as to amount, to perform its guarantee.
     FNMA is a federally chartered and privately owned corporation organized and existing under federal law. Although the Secretary of the Treasury of the United States has discretionary authority to lend funds to FNMA, neither the United States nor any agency thereof is obligated to finance FNMA’s operations or to assist FNMA in any other manner.
     FHLMC is a federally chartered corporation organized and existing under federal law, the common stock of which is owned by the Federal Home Loan Banks. Neither the United States nor any agency thereof is obligated to finance FHLMC’s operations or to assist FHLMC in any other manner.

     The mortgage loans underlying GNMA certificates are partially or fully guaranteed by the Federal Housing Administration or the Veterans Administration, while the mortgage loans underlying FNMA certificates and FHLMC certificates are conventional mortgage loans which are, in some cases, insured by private mortgage insurance companies. Agency pass-through certificates may be issued in a single class with respect to a given pool of mortgage loans or in multiple classes.
     The residential mortgage loans evidenced by agency pass-through certificates and upon which CMOs (as described further below) are based generally are secured by first mortgages on one- to four-family residential dwellings. Such mortgage loans generally have final maturities ranging from 15 to 40 years and generally provide for monthly payments in amounts sufficient to amortize their original principal amounts by the maturity dates. Each monthly payment on such mortgage loans generally includes both an interest component and a principal component, so that the holder of the mortgage loans receives both interest and a partial return of principal in each monthly payment. In general, such mortgage loans can be prepaid by the borrowers at any time without any prepayment penalty. In addition, many such mortgage loans contain a “due-on-sale” clause requiring the loans to be repaid in full upon the sale of the property securing the loans. Because residential mortgage loans generally provide for monthly amortization and may be prepaid in full at any time, the weighted average maturity of a pool of residential mortgage loans is likely to be substantially shorter than its stated final maturity date. The rate at which a pool of residential mortgage loans is prepaid may be influenced by many factors and is not predictable with precision.
     Private mortgage pass-through securities (“Private Pass-Throughs”)
     Private Pass-Throughs are structured similarly to GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment banks and special purpose subsidiaries of the foregoing. These securities usually are backed by a pool of fixed or adjustable rate loans. Since Private Pass-Throughs typically are not guaranteed by an entity having the credit status of GNMA, FNMA or FHLMC, such securities generally are structured with one or more types of credit enhancement. Such credit support falls into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.
     The ratings of securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the enhancement provider. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency and loss experience on the underlying pool of assets is better than expected.
     Collateralized Mortgage Obligations (“CMOs”)
     CMOs are debt obligations typically issued by a private special-purpose entity and collateralized by residential or commercial mortgage loans or Agency Pass-Through Certificates. A Fund will invest only in CMOs that are rated within the rating categories in which the Fund is otherwise allowed to invest or which are of comparable quality in the judgment of the Adviser. Because CMOs are debt obligations of private entities, payments on CMOs generally are not obligations of or guaranteed by any governmental entity, and their ratings and creditworthiness typically depend, among other factors, on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity’s bankruptcy.

     CMOs generally are issued in multiple classes, with holders of each class entitled to receive specified portions of the principal payments and prepayments and/or of the interest payments on the underlying mortgage loans. These entitlements can be specified in a wide variety of ways, so that the payment characteristics of various classes may differ greatly from one another. For instance, holders may hold interests in CMO tranches called Z-tranches which defer interest and principal payments until one or other classes of the CMO have been paid in full. In addition, for example:
•	In a sequential-pay CMO structure, one class is entitled to receive all principal payments and prepayments on the underlying mortgage loans (and interest on unpaid principal) until the principal of the class is repaid in full, while the remaining classes receive only interest; when the first class is repaid in full, a second class becomes entitled to receive all principal payments and prepayments on the underlying mortgage loans until the class is repaid in full, and so forth.

•	A planned amortization class (“PAC”) of CMOs is entitled to receive principal on a stated schedule to the extent that it is available from the underlying mortgage loans, thus providing a greater (but not absolute) degree of certainty as to the schedule upon which principal will be repaid.

•	An accrual class of CMOs provides for interest to accrue and be added to principal (but not be paid currently) until specified payments have been made on prior classes, at which time the principal of the accrual class (including the accrued interest which was added to principal) and interest thereon begins to be paid from payments on the underlying mortgage loans.

•	An interest-only class of CMOs entitles the holder to receive all of the interest and none of the principal on the underlying mortgage loans, while a principal-only class of CMOs entitles the holder to receive all of the principal payments and prepayments and none of the interest on the underlying mortgage loans.

•	A floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the same direction and magnitude as changes in a specified index rate. An inverse floating rate class of CMOs entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as or in a multiple of, changes in a specified index rate. Floating rate and inverse floating rate classes also may be subject to “caps” and “floors” on adjustments to the interest rates which they bear.

•	A subordinated class of CMOs is subordinated in right of payment to one or more other classes. Such a subordinated class provides some or all of the credit support for the classes that are senior to it by absorbing losses on the underlying mortgage loans before the senior classes absorb any losses. A subordinated class which is subordinated to one or more classes but senior to one or more other classes is sometimes referred to as a “mezzanine” class. A subordinated class generally carries a lower rating than the classes that are senior to it, but may still carry an investment grade rating.
     It generally is more difficult to predict the effect of changes in market interest rates on the return on mortgage-backed securities than to predict the effect of such changes on the return of a conventional fixed-rate debt instrument, and the magnitude of such effects may be greater in some cases. The return on interest-only and principal-only mortgage-backed securities is particularly sensitive to changes in interest rates and prepayment speeds. When interest rates decline and prepayment speeds increase, the holder of an interest-only mortgage-backed security may not even recover its initial investment. Similarly, the return on an inverse floating rate CMO is likely to decline more sharply in periods of increasing interest rates than that of a fixed-rate security. For these reasons, interest-only, principal-only and inverse floating rate mortgage-backed securities generally have greater risk than more conventional classes of mortgage-backed securities.

     Commercial Mortgage-Backed Securities
     Commercial mortgage-backed securities include securities that reflect an interest in, and are secured by, mortgage loans on commercial property, such as hotels, office buildings, retail stores, hospitals, and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-backed securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-backed securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. These risks reflect the effects of local and other economic conditions on real estate markets, the ability of tenants to make loan payments, and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid and may exhibit greater price volatility than other types of mortgage-backed securities.
     Adjustable Rate Mortgage Securities (“ARMS”)
     The Income Funds may invest in ARMS as a non-principal investment strategy. ARMS are pass-through mortgage securities collateralized by mortgages with interest rates that are adjusted from time to time. ARMS also include adjustable rate tranches of CMOs. The adjustments usually are determined in accordance with a predetermined interest rate index and may be subject to certain limits. While the values of ARMS, like other debt securities, generally vary inversely with changes in market interest rates (increasing in value during periods of declining interest rates and decreasing in value during periods of increasing interest rates), the values of ARMS should generally be more resistant to price swings than other debt securities because the interest rates of ARMS move with market interest rates. The adjustable rate feature of ARMS will not, however, eliminate fluctuations in the prices of ARMS, particularly during periods of extreme fluctuations in interest rates.
     ARMS typically have caps which limit the maximum amount by which the interest rate may be increased or decreased at periodic intervals or over the life of the loan. To the extent interest rates increase in excess of the caps, ARMS can be expected to behave more like traditional debt securities and to decline in value to a greater extent than would be the case in the absence of such caps. Also, since many adjustable rate mortgages only reset on an annual basis, it can be expected that the prices of ARMS will fluctuate to the extent changes in prevailing interest rates are not immediately reflected in the interest rates payable on the underlying adjustable rate mortgages. The extent to which the prices of ARMS fluctuate with changes in interest rates will also be affected by the indices underlying the ARMS.
Municipal Bonds and Other Municipal Obligations
     The Tax Free Income Funds invest principally in municipal bonds and other municipal obligations. The Income Funds may invest in such securities as a non-principal investment strategy. These bonds and other obligations are issued by the states and by their local and special-purpose political subdivisions. The term “municipal bond” includes short-term municipal notes issued by the states and their political subdivisions, including, but not limited to, tax anticipation notes (“TANs”), bond anticipation notes (“BANs”), revenue anticipation notes (“RANs”), construction loan notes, tax free commercial paper, and tax free participation certificates.
     Municipal Bonds
     The two general classifications of municipal bonds are “general obligation” bonds and “revenue” bonds. General obligation bonds are secured by the governmental issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligations. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities.

Examples of these types of obligations are industrial revenue bond and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities.
     Revenue bonds for private facilities usually do not represent a pledge of the credit, general revenues or taxing powers of issuing governmental entity. Instead, the private company operating the facility is the sole source of payment of the obligation. Sometimes, the funds for payment of revenue bonds come solely from revenue generated by operation of the facility. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.
     Refunded Bonds
     The Funds may invest in refunded bonds. Refunded bonds may have originally been issued as general obligation or revenue bonds, but become refunded when they are secured by an escrow fund, usually consisting entirely of direct U.S. government obligations and/or U.S. government agency obligations sufficient for paying the bondholders. There are two types of refunded bonds: pre-refunded bonds and escrowed-to-maturity (“ETM”) bonds. The escrow fund for a pre-refunded municipal bond may be structured so that the refunded bonds are to be called at the first possible date or a subsequent call date established in the original bond debenture. The call price usually includes a premium from 1% to 3% above par. This type of structure usually is used for those refundings that either reduce the issuer’s interest payment expenses or change the debt maturity schedule. In escrow funds for ETM refunded municipal bonds, the maturity schedules of the securities in the escrow funds match the regular debt-service requirements on the bonds as originally stated in the bond indentures.
     Municipal Leases and Certificates of Participation
     The Funds also may purchase municipal lease obligations, primarily through certificates of participation. Certificates of participation in municipal leases are undivided interests in a lease, installment purchase contract or conditional sale contract entered into by a state or local governmental unit to acquire equipment or facilities. Municipal leases frequently have special risks which generally are not associated with general obligation bonds or revenue bonds.
     Municipal leases and installment purchase or conditional sales contracts (which usually provide for title to the leased asset to pass to the governmental issuer upon payment of all amounts due under the contract) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of municipal debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases and contracts of “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body on a yearly or other periodic basis. Although these kinds of obligations are secured by the leased equipment or facilities, the disposition of the pledged property in the event of non-appropriation or foreclosure might, in some cases, prove difficult and time-consuming. In addition, disposition upon non-appropriation or foreclosure might not result in recovery by a Fund of the full principal amount represented by an obligation.
     In light of these concerns, the Funds have adopted and follow procedures for determining whether municipal lease obligations purchased by the Funds are liquid and for monitoring the liquidity of municipal lease securities held in each Fund’s portfolio. These procedures require that a number of factors be used in evaluating the liquidity of a municipal lease security, including the frequency of trades and quotes for the security, the number of dealers willing to purchase or sell the security and the number of other potential purchasers, the willingness of dealers to undertake to make a market in security, the nature of the marketplace in which the security trades, and other factors which the Adviser may deem relevant. As set forth in “Investment Restrictions” below, each such Fund is subject to limitations on the percentage of illiquid securities it can hold.
     Derivative Municipal Securities
     The Funds may also acquire derivative municipal securities, which are custodial receipts of certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits them in an irrevocable trust or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the obligation.
     The principal and interest payments on the municipal securities underlying custodial receipts may be allocated in a number of ways. For example, payments may be allocated such that certain custodial receipts may have variable or floating interest rates and others may be stripped securities which pay only the principal or interest due on the underlying municipal securities. The Tax Free Income Funds may invest in custodial receipts which have inverse floating interest rates and other inverse floating rate municipal obligations, as described below under “—Inverse Floating Rate Municipal Obligations.”
     Tender Option Bonds (“TOBs”)
     TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the put provider’s short-term rating and the underlying bond’s long-term rating. There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this the Adviser will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain TOBs, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.
     Variable Rate Demand Notes (“VRDNs”)
     VRDNs are long-term municipal obligations that have variable or floating interest rates and provide a Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on an applicable interest index or another published interest rate or interest rate index. Most VRDNs allow a Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit a Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. Variable interest rates generally reduce changes in the market value of municipal obligations from their original purchase prices. Accordingly, as interest rates decrease, the potential for capital appreciation is less for variable rate municipal obligations than for fixed income obligations.
     Inverse Floating Rate Municipal Obligations
     The Tax Free Income Funds, as a principal investment strategy, may invest up to 10% of their total assets in inverse floating rate municipal obligations. The Income Funds may invest in such obligations as a non-principal investment strategy. An inverse floating rate obligation entitles the holder to receive interest at a rate which changes in the opposite direction from, and in the same magnitude as, or in a multiple of, changes in a specified index rate. Although an inverse floating rate municipal obligation would tend to increase portfolio income during a period of generally decreasing market interest rates, its value would tend to decline during a period of generally increasing market interest rates. In addition, its decline in value may be greater than for a fixed-rate municipal obligation, particularly if the interest rate borne by the floating rate municipal obligation is adjusted by a multiple of changes in the specified index rate. For these reasons, inverse floating rate municipal obligations have more risk than more conventional fixed-rate and floating rate municipal obligations.
Other Investment Companies
     Each Fund may invest in other investment companies, such as mutual funds, closed-end funds, and exchange-traded funds (“ETFs”). Under the 1940 Act, a Fund’s investment in such securities, subject to certain exceptions, currently is limited to 3% of the total voting stock of any one investment company; 5% of the Fund’s total assets with respect to any one investment company; and 10% of a Fund’s total assets in the aggregate. The Funds will only invest in other investment companies that invest in Fund-eligible investments. A Fund’s investments in other investment companies may include money market mutual funds. Investments in money market funds are not subject to the percentage limitations set forth above.
     If a Fund invests in other investment companies, Fund shareholders will bear not only their proportionate share of the Fund’s expenses, but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the Fund, but also to the portfolio investments of the underlying investment companies. Shares of certain closed-end funds may at times be acquired only at market prices representing premiums to their net asset values. Shares acquired at a premium to their net asset value may be more likely to subsequently decline in price, resulting in a loss to the Fund and its shareholders. The underlying securities in an ETF may not follow the price movements of the industry or sector the ETF is designed to track. Trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile.
Participation Interests
     High Income Bond Fund and Total Return Bond Fund, as a non-principal investment strategy, may acquire participation interests in senior, fully secured floating rate loans that are made primarily to U.S. companies. Participation interests may be considered to be illiquid. The Funds may purchase only those participation interests that mature in one year or less, or, if maturing in more than one year, have a floating rate that is automatically adjusted at least once each year according to a specified rate for such investments, such as a published interest rate or interest rate index. Participation interests are primarily dependent upon the creditworthiness of the borrower for payment of interest and principal. Such borrowers may have difficulty making payments and may have senior securities rated as low as C by Moody’s or Fitch or D by Standard & Poor’s.
Payment-In-Kind Debentures and Delayed Interest Securities
     High Income Bond Fund, Total Return Bond Fund, and the Tax Free Income Funds, as a non-principal investment strategy, may invest in debentures the interest on which may be paid in other securities rather than cash (“PIKs”) or may be delayed (“delayed interest securities”). Typically, during a specified term prior to the debenture’s maturity, the issuer of a PIK may provide for the option or the obligation to make interest payments in debentures, common stock or other instruments (i.e., “in kind” rather than in cash). The type of instrument in which interest may or will be paid would be known by a Fund at the time of investment. While PIKs generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.

     Unlike PIKs, delayed interest securities do not pay interest for a specified period. Because values of securities of this type are subject to greater fluctuations than are the values of securities that distribute income regularly, they may be more speculative than such securities.
Real Estate Investment Trust (“REIT”) Securities
     High Income Bond Fund may invest in securities of real estate investment trusts as a non-principal investment strategy. REITs are publicly traded corporations or trusts that specialize in acquiring, holding, and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 90% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.
     REITs generally can be classified as Equity REITs, Mortgage REITs and Hybrid REITs. An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT.
     The Fund’s investment in the real estate industry subjects the Fund to risks associated with that industry. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies which own and operate real estate directly, companies which lend to such companies, and companies which service the real estate industry.
     The Fund is also subject to risks associated with direct investments in REITs. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders. REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Code or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.
Repurchase Agreements
     Each Fund may invest in repurchase agreements as a non-principal investment strategy. Ordinarily, a Fund does not expect its investment in repurchase agreements to exceed 10% of its total assets. However, because each Fund may invest without limit in cash and short-term securities for temporary defensive purposes, there is no limit on each Fund’s ability to invest in repurchase agreements. A repurchase agreement involves the purchase by a Fund of securities with the agreement that after a stated period of time, the original seller will buy back the same securities (“collateral”) at a predetermined price or yield. Repurchase agreements involve certain risks not associated with direct investments in securities. If the original seller defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral (which may consist of any fixed income security which is an eligible investment for the Fund entering into the repurchase agreement) will at all times be maintained in an amount equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. The Adviser will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.
     The Funds’ custodian will hold the securities underlying any repurchase agreement, or the securities will be part of the Federal Reserve/Treasury Book Entry System. The market value of the collateral underlying the repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).
Royalty Trusts
     The Income Funds may invest in publicly-traded royalty trusts as a non-principal investment strategy. Royalty trusts are income-oriented equity investments that indirectly, through the ownership of trust units, provide investors (called “unit holders”) with exposure to energy sector assets such as coal, oil and natural gas. Royalty trusts are structured similarly to REITs. A royalty trust generally acquires an interest in natural resource companies or chemical companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for crude oil, natural gas and refined petroleum products could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts. Rising interest rates could limit the capital appreciation of royalty trusts because of the increased availability of alternative investments at more competitive yields.
Short-Term Temporary Investments
     In an attempt to respond to adverse market, economic, political or other conditions, each Fund may temporarily invest without limit in a variety of short-term instruments such as commercial paper and variable amount master demand notes; U.S. dollar-denominated time and savings deposits (including certificates of deposit); bankers’ acceptances; obligations of the U.S. government or its agencies or instrumentalities; repurchase agreements collateralized by eligible investments of a Fund; securities of other mutual funds that invest primarily in debt obligations with remaining maturities of 13 months or less (which investments also are subject to an advisory fee); and other similar high-quality short-term U.S. dollar-denominated obligations. The other mutual funds in which the Funds may so invest include money market funds advised by the Adviser.
     Each Fund may also invest in Eurodollar certificates of deposit issued by foreign branches of U.S. or foreign banks; Eurodollar time deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; and Yankee certificates of deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States. In each instance, the Funds may only invest in bank instruments issued by an institution which has capital, surplus and undivided profits of more than $100 million or the deposits of which are insured by the Bank Insurance Fund or the Savings Association Insurance Fund.
     Short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by the Adviser to the extent permitted by an exemptive order issued by the SEC with respect to the Funds. A brief description of certain kinds of short-term instruments follows:
     Commercial Paper
     Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper normally have maturities of less than nine months and fixed rates of return. Subject to the limitations described in the Prospectuses, the Funds may purchase commercial paper consisting of issues rated at the time of purchase within the two highest rating categories by Standard & Poor’s, Fitch or Moody’s, or which have been assigned an equivalent rating by another nationally recognized statistical rating organization. The Funds also may invest in commercial paper that is not rated but that is determined by the Adviser to be of comparable quality to instruments that are so rated. For a description of the rating categories of Standard & Poor’s, Fitch and Moody’s, see Appendix A.
     Bankers’ Acceptances
     Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity.
     Variable Amount Master Demand Notes
     Variable amount master demand notes are unsecured demand notes that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate according to the terms of the instrument. Because master demand notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although there is no secondary market in the notes, a Fund may demand payment of principal and accrued interest at any time. While the notes are not typically rated by credit rating agencies, issuers of variable amount master demand notes (which are normally manufacturing, retail, financial, and other business concerns) must satisfy the same criteria as set forth above for commercial paper. The Adviser will consider the earning power, cash flow and other liquidity ratios of the issuers of such notes and will continuously monitor their financial status and ability to meet payment on demand.
     Variable Rate Demand Obligations
     Variable rate demand obligations (“VRDOs”) are securities in which the interest rate is adjusted at pre-designated periodic intervals. VRDOs may include a demand feature which is a put that entitles the holder to receive the principal amount of the underlying security or securities and which may be exercised either at any time on no more than 30 days’ notice or at specified intervals not exceeding 397 calendar days on no more than 30 days’ notice.
Temporary Taxable Investments
     The Tax Free Income Funds may make temporary taxable investments. Temporary taxable investments will include only the following types of obligations maturing within 13 months from the date of purchase: (i) obligations of the U.S. government, its agencies and instrumentalities (including zero coupon securities); (ii) commercial paper rated not less than A-1 by Standard & Poor’s, F1 by Fitch or P-1 by Moody’s or which has been assigned an equivalent rating by another nationally recognized statistical rating organization; (iii) other short-term debt securities issued or guaranteed by corporations having outstanding debt rated not less than BBB- by Standard & Poor’s or Fitch or Baa3 by Moody’s or which have been assigned an equivalent rating by another nationally recognized statistical rating organization; (iv) certificates of deposit of domestic commercial banks subject to regulation by the U.S. government or any of its agencies or instrumentalities, with assets of $500 million or more based on the most recent published reports; and (v) repurchase agreements with domestic banks or securities dealers involving any of the securities which the Fund is permitted to hold.
Trust Preferred Securities
     The Income Funds may invest in trust preferred securities as a non-principal investment strategy. Trust preferred securities are preferred securities typically issued by a special purpose trust subsidiary and backed by subordinated debt of that subsidiary’s parent corporation. Trust preferred securities may have varying maturity dates, at times in excess of 30 years, or may have no specified maturity date with an onerous interest rate adjustment if not called on the first call date. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying subordinated debt. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes and therefore, are not eligible for the dividends-received deduction. See “Taxation.” Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.
U.S. Government Securities
     The Income Funds, other than High Income Bond Fund, invest in U.S. government securities as a principal investment strategy. High Income Bond Fund and the Tax Free Income Funds may invest in such securities as a non-principal investment strategy. The U.S. government securities in which the Funds may invest are either issued or guaranteed by the U.S. government, its agencies or instrumentalities. The U.S. government securities in which the Funds invest principally are:
•	direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

•	notes, bonds, and discount notes issued and guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

•	notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding;

•	notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities; and

•	obligations that are issued by private issuers and guaranteed under the Federal Deposit Insurance Corporation Temporary Liquidity Guarantee Program.
     U.S. Treasury obligations include separately traded interest and principal component parts of such obligations, known as Separately Traded Registered Interest and Principal Securities (“STRIPS”), which are transferable through the Federal book-entry system. STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations.
     The government securities in which the Funds may invest are backed in a variety of ways by the U.S. government or its agencies or instrumentalities. Some of these securities, such as Government National Mortgage Association (“GNMA”) mortgage-backed securities, are backed by the full faith and credit of the U.S. government. Other securities, such as obligations of the Federal National Mortgage Association (“FNMA”) or the Federal Home Loan Mortgage Corporation (“FHLMC”) are backed by the credit of the agency or instrumentality issuing the obligations but not the full faith and credit of the U.S. government. No assurances can be given that the U.S. government will provide financial support to these other agencies or instrumentalities because it is not obligated to do so. See “— Mortgage-Backed Securities” above for a description of these securities and the Funds that may invest in them.

Variable, Floating, and Fixed Rate Debt Obligations
     The debt obligations in which the Funds invest as either a principal or non-principal investment strategy may have variable, floating, or fixed interest rates. Variable rate securities provide for periodic adjustments in the interest rate. Floating rate securities are generally offered at an initial interest rate which is at or above prevailing market rates. The interest rate paid on floating rate securities is then reset periodically (commonly every 90 days) to an increment over some predetermined interest rate index. Commonly utilized indices include the three-month Treasury bill rate, the 180-day Treasury bill rate, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a bank, the commercial paper rates, or the longer-term rates on U.S. Treasury securities. Variable and floating rate securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity. In order to most effectively use these securities, the Adviser must correctly assess probable movements in interest rates. If the Adviser incorrectly forecasts such movements, a Fund could be adversely affected by use of variable and floating rate securities.
     Fixed rate securities pay a fixed rate of interest and tend to exhibit more price volatility during times of rising or falling interest rates than securities with variable or floating rates of interest. The value of fixed rate securities will tend to fall when interest rates rise and rise when interest rates fall. The value of variable or floating rate securities, on the other hand, fluctuates much less in response to market interest rate movements than the value of fixed rate securities. This is because variable and floating rate securities behave like short-term instruments in that the rate of interest they pay is subject to periodic adjustments according to a specified formula, usually with reference to some interest rate index or market interest rate. Fixed rate securities with short-term characteristics are not subject to the same price volatility as fixed rate securities without such characteristics. Therefore, they behave more like variable or floating rate securities with respect to price volatility.
When-Issued and Delayed Delivery Transactions
     Each Fund may purchase securities on a when-issued or delayed delivery basis as a non-principal investment strategy. When such a transaction is negotiated, the purchase price is fixed at the time the purchase commitment is entered, but delivery of and payment for the securities take place at a later date. A Fund will not accrue income with respect to securities purchased on a when-issued or delayed delivery basis prior to their stated delivery date.
     The purchase of securities on a when-issued or delayed delivery basis exposes a Fund to risk because the securities may decrease in value prior to delivery. In addition, a Fund’s purchase of securities on a when-issued or delayed delivery basis while remaining substantially fully invested could increase the amount of the Fund’s total assets that are subject to market risk, resulting in increased sensitivity of net asset value to changes in market prices. A seller’s failure to deliver securities to a Fund could prevent the Fund from realizing a price or yield considered to be advantageous.
     When a Fund agrees to purchase securities on a when-issued or delayed delivery basis, the Fund will segregate cash or liquid securities in an amount sufficient to meet the Fund’s purchase commitments. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it sets aside securities to cover such purchase commitments than when it sets aside cash. In addition, because a Fund will set aside cash or liquid securities to satisfy its purchase commitments, its liquidity and the ability of the Adviser to manage it might be affected in the event its commitments to purchase when-issued or delayed delivery securities ever became significant. Under normal market conditions, however, a Fund’s commitments to purchase when-issued or delayed delivery securities will not exceed 25% of the value of its total assets.
Zero Coupon and Step Coupon Securities
     Core Bond Fund, Intermediate Term Bond Fund, and the Tax Free Income Funds may invest in zero coupon and step coupon securities as a principal investment strategy. Each other Bond Fund may do so as a non-principal investment strategy. Zero coupon securities pay no cash income to their holders until they mature. When held to maturity, their entire return comes from the difference between their purchase price and their maturity value. Step coupon securities are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. Both zero coupon and step coupon securities are issued at substantial discounts from their value at maturity. Because interest on these securities is not paid on a current basis, the values of securities of this type are subject to greater fluctuations than are the value of securities that distribute income regularly and may be more speculative than such securities. Accordingly, the values of these securities may be highly volatile as interest rates rise or fall. In addition, while such securities generate income for purposes of generally accepted accounting standards, they do not generate cash flow and thus could cause a Fund to be forced to liquidate securities at an inopportune time in order to distribute cash, as required by the Code.
Special Factors Affecting Single State Tax Free Funds
     As described in their Prospectuses, except during temporary defensive periods, each of California Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Municipal Bond Fund, Minnesota Municipal Bond Fund, Missouri Tax Free Fund, Nebraska Municipal Bond Fund, Ohio Tax Free Fund and Oregon Intermediate Municipal Bond Fund will invest primarily in municipal obligations issued by the state indicated by the particular Fund’s name, and by the local and special-purpose political subdivisions of that state. Each such Fund, therefore, is more susceptible to political, economic or regulatory factors adversely affecting issuers of the applicable state’s municipal obligations. The following highlights only some of the more significant financial trends for each such state, and is based on information drawn from reports prepared by state budget officials, official statements and prospectuses relating to securities offerings of or on behalf of the respective state, its agencies, instrumentalities and political subdivisions, and other publicly available documents, as available on the date of this SAI. For each state, obligations of the local governments may be affected by budgetary pressures affecting the state and economic conditions in the state. The Funds have not independently verified any of the information contained in such statements and documents, but are not aware of any facts which would render such information inaccurate.
     California
     Historically, California’s economy has been more volatile than the nation as a whole. The State’s economy is relatively diverse with key drivers being international trade, technology production, tourism, finance, defense, and construction. After experiencing a deep recession due to the deterioration in the housing market, California is showing signs of recovery as hiring in trade, manufacturing and technology services have pushed payrolls higher. Improving U.S. consumer confidence and increasing technology demand should support the state’s recovery. State-wide employment has declined from a peak of 15,265,500 in June 2007 to 13,821,200 in March 2010, a decline of 9.45%. Unemployment for the state was 13.0% in March 2010, versus the national average of 9.7% for the same period. The improvement to the state’s housing market seen last year will likely weaken in 2010 with the expiration of the federal homebuyer tax credit in April 2010. Additionally, the State of California’s continual budget imbalance could be a major risk to its recovery if extraordinary cash management measures need to be implemented. The State of California has incurred a negative unreserved, undesignated fund balance for the last three fiscal years. At the end of FY 2009, the General Fund’s unreserved, undesignated fund balance registered at a negative 21.8% of General Fund revenues, deteriorating further from prior FY 2008’s negative 6.4%. The state’s Controller was forced to issue IOUs in order to provide for its non-priority payments beginning July 2, 2009. The IOUs continued to be issued until a budget accord was reached in late July. The enacted $119.2 billion FY 2010 budget was 17.5% less than the prior year. The FY 2010 budget included no broad based tax increases, program reductions and other “solutions” to close an approximate $26.5 billion deficit. Other solutions included borrowing from local governments and accounting deferrals. On May 14, 2010, Governor Schwarzenegger released his revised $122.6 billion FY 2011 budget which estimates the deficit to be $17.9 billion — down from the January projection of $18.9 billion due in part to special session and federal fund solutions. The proposal does not include new taxes but eliminates CalWORKS (the state’s welfare program), reduces social spending and establishes a $1.2 billion reserve. The governor also relies on federal funds, accounting maneuvers and fund transfers. Two areas are spared from cuts: State Parks and Higher Education. The California’s Legislative Analysts Office released a report advising lawmakers to reject Gov. Schwarzenegger’s plan to eliminate the state’s welfare program and suggests lawmakers instead cut other programs and raise taxes modestly to close California’s budget deficit. California is tied with

Illinois for having the lowest credit rating of any state in the country. According to Moody’s Investors Service, California has more debt outstanding than any other state, although the State ranks 10th on a per capita basis as of 2009. In addition to its outstanding debt, California also has approximately $47.5 billion of general obligation bonds authorized but unissued as of February 1, 2010. California’s political landscape has often led to governmental difficulties, including in the adoption of the state budget. As opposed to the simple majority required by most states, California requires a 67% majority of the legislature to adopt a state budget or implement state tax increases. California’s voter initiative process has resulted in several initiatives that have restricted the taxing ability of the State and its political subdivisions, including Proposition 13. Other mandates have required the State and its political subdivisions to incur certain expenses, further restricting their financial flexibility. In addition, unanticipated initiatives that could impact the financial health of the State or its political subdivisions may be adopted in the future. Declining property values resulting from the bursting of the housing bubble may pressure units of local government, as these entities often rely on property taxes for a significant amount of their revenues. The State and its political subdivisions may also face increasing financial pressure from costs relating to pensions and other post-employment benefits for government employees.
     Colorado
     Colorado’s economy continues to show signs of gradual recovery as the private sector added jobs in June and July 2010, the first employment growth since April 2008. Beginning evidence of a rebound in the energy sector, an important component to the State’s economy, also provides a basis for expansion. However, growth expectations are tempered as the State continues to confront issues in the banking and real estate sectors. The State’s unemployment rate was 8.2% as of August 2010, as compared to the national unemployment rate of 9.6%. The Taxpayer Bill of Rights (TABOR), passed in 1992, is a constitutional provision that limits increases in spending, as well as the amount of revenue that can be raised, in a given year. Any excess revenue must be refunded to taxpayers. In November 2005, the electorate approved Referendum C, which suspended the State Constitution’s spending limit through 2010. Otherwise, the State would have been forced to make deep expenditure cuts, as the spending limit would have been set using revenues collected at the recessionary low point of FY 2003. The constitutional spending limit was reinstated for FY 2010-11 with the new limit set at the “Referendum C cap,” a less restrictive limit than under TABOR that will effectively eliminate the previous “ratchet down” effect. The Referendum C cap grows from the prior year’s cap instead of the prior year’s spending by a formula based on inflation plus population growth. In FY 2010-11, the Referendum C cap will equal $10.7 billion and revenue subject to TABOR will be $1.4 billion below the cap. Colorado will vote on three meaningful proposals on the November 2010 ballot which, if enacted, would impose significant constraints on governmental entities within the State. Amendment 60 would require school districts to reduce property taxes by half while requiring the State to backfill the difference. Amendment 61 proposes to prohibit the State from incurring debt and would implement additional restrictions on local borrowers from incurring debt. Proposition 101 proposes to reduce the State’s income tax while eliminating or reducing vehicle and telecommunication taxes and fees. Colorado, like many states, continues to experience fiscal pressures resulting from significant reductions in the amount of revenues collected. Per the most recent update in September 2010, Colorado’s FY 2010-11 General Fund budget is currently out of balance with the shortfall estimated at between $50 million and $250 million. The shortfall is attributable to both lower than expected tax revenues and an increase in Medicaid case loads that have exceeded projections. The Governor must submit a budget balancing plan by the end of October 2010. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post-employment benefits.
     Minnesota
     The Minnesota economy has begun a modest recovery from the recession and, in terms of jobs, is expected to return to prerecession levels of employment by the end of 2011. Diversity and a significant natural resource base are two important characteristics of the Minnesota economy. Historically, the structure of the State’s economy generally has paralleled the structure of the U.S. economy as a whole. The State’s unemployment rate has consistently been less than the national unemployment rate for a number of years, except in 2007 when it was equal to the U.S. average. For August 2010, Minnesota’s unemployment rate (not seasonally adjusted) was 6.9%, compared to a national rate of 9.5%. Since 1980, Minnesota per capita income generally has remained above the national average. In 2009, Minnesota per capita personal income was 106.2% of its U.S. counterpart. The State relies heavily on a progressive individual income tax and a retail sales tax for revenue, which results in a fiscal system that is sensitive to economic conditions. Capital gains tax realizations have become an increasingly important, but volatile, share of Minnesota’s income tax base. The Minnesota Management and Budget February 2010 Forecast had projected a $994 million General Fund budgetary deficit for June 30, 2011 (without reduction by the $350 million cash flow account) with no budget reserve, based on $31.1 billion of projected expenditures. The 2010 Minnesota legislature enacted a number of measures to address the forecasted shortfall, including ratification of most of the Commissioner’s unallotments, substantial transfers from other State funds, large deferrals of aid to school districts and of certain sales and corporate franchise tax refunds to the next biennium, reductions of aid to local government and higher education, reduction of the State’s Cash Flow Account from $350 million to $266 million, and other spending reductions. The Minnesota Management and Budget end-of-session estimates projected that the State’s unrestricted General Fund balance at June 30, 2011 would be $6 million, after reducing the General Fund balance by the $266 million Cash Flow Account (there is no budget reserve), based on $30.7 billion of expenditures for the biennium. In its July 2010 Economic Update, however, Minnesota Management and Budget announced that revenues through June 30, 2010 were estimated to be $99 million less than previously estimated and that it was likely that revenues after that date also would be less than projected, further negatively impacting the financial projections for the current biennium. While wage and price inflation is included in revenue projections and estimates, state law prohibits including a general inflation adjustment for projected expenditures. The State has established a $600 million line of credit to finance its cash flow needs in the current biennium, if necessary. The Minnesota Council of Economic Advisers has, for some time, urged the State to maintain a budget reserve substantially equal to 5% of biennial spending. The February 2010 budget planning estimates for the next biennium ending June 30, 2013, as adjusted for the 2010 legislation, would project a $5.8 billion budgetary shortfall, but the Minnesota Management and Budget July 2010 Economic Update states that the budget gap is likely to be materially greater than that. Most of the spending reductions in the 2010 legislation were made on a one-time basis, not permanently. Furthermore, consistent with applicable law, spending estimates did not take into account general inflation, which would have added another $1.2 billion of expenditures to the shortfall. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post-employment benefits.
     Missouri
     Missouri’s economy is recovering as hiring strengthens consumer confidence and income levels. Manufacturing remains weak whereas the leisure and hospitality and retail services have added jobs. Job losses in finance and poor demand for autos continue. Several auto manufacturing plants have closed in Missouri, decreasing the ability of the state to benefit from future demand. Missouri’s economy has faired slightly better than the nation as a whole recently. Unemployment in Missouri was 9.3% as of June 2010, as compared to the national average of 9.5% during the same period. Missouri’s debt levels are below average which reflects the State’s constitutional debt limitations. Demographic trends are below average, with slow population growth and migration weak, which could negatively affect the State’s economy in the long run. The FY 2011 enacted budget totals $23.3 billion in overall spending, a 1% decrease from FY 2010 after eliminating the American Reinvestment and Recovery Act (ARRA) funds. The budget was balanced through increased tax receipts, the use of ARRA funds, and expenditure cuts across the board, but spared K-12 education cuts. Additionally, the state kept intact its constitutionally mandated Rainy Day Fund at 7.5% of the previous year’s net general revenue collections. State budgetary pressure may dampen economic growth if higher sales and income taxes and the elimination of tax credits are realized as the long term fiscal solution. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post employment benefits.

     Nebraska
     As in the past, economic conditions will be relatively strong in Nebraska. Nebraska continues to have a favorable industry mix, with strength in agriculture and insurance. Nebraska consumers also face fewer problems from unemployment and falling home prices. The Bureau of Business Research of the University of Nebraska-Lincoln and the Nebraska Business Forecast Council expects that the sharp job losses of 2009 will be followed by moderate employment and income growth in 2010. Trend employment and income growth are forecast for 2011 and 2012. Farm incomes, which were at record levels in 2008, fell sharply during 2009. But, Nebraska farm income remained above its 10-year average in 2009, and is forecast to rise in 2010, 2011, and 2012. The State’s budget was balanced at the end of its 2010 legislative session with a projected ending balance that is only $400,000 above the minimum reserve. According to the Nebraska Legislative Fiscal Office (NLFO), the adjusted revenue growth currently forecast for FY 2009 through FY 2011 is the lowest consecutive three years in the 28 years which growth has been calculated and is a cumulative negative 1.7%. Spending growth, excluding deficits, is negative 4.5% in FY 2009-10 and 2.4% in FY 2010-11 for a two year average of negative 1.1%. While there have been cuts in the 2009 Regular Session, 2009 Special Session, and 2010 Session, a large portion of this reduction can be attributed to the use of American Recovery and Reinvestment Act (ARRA) funds. The FY 2010-11 General Fund budget is $250.6 million lower due to using ARRA funds to offset General Funds. In addition to the ARRA funds, there were substantial amounts of other one-time funds used to balance the FY 2010-11 budget. While the FY 2010-11 biennial budget is balanced at the present time, the prospects for the FY 2011-12 biennial budget are at best pessimistic, with a projected balance that is $679 million below the minimum reserve. This large budget shortfall, even with the high revenue growth utilized for planning purposes, is illustrative of the structural imbalance created with the low revenue growth over the three year period and the high amount of one-time items used to balance the current biennial budget. The one bright spot going into the FY 2011-12 biennium, according to the NLFO, is the $321 million Cash Reserve Fund balance that is projected to be carried forward from the FY 2010-11 biennium into the next. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post-employment benefits.
     Ohio
     Ohio’s recession was earlier and deeper than the nation’s in part due to weakness in its manufacturing base. Manufacturing accounts for 12.4% of employment in the State as compared to the national average of 9.1% as of 2009. State unemployment rates remain high, most recently at 10.3% in July 2010 above the national average of 9.5%. Demographic trends remain weak and socioeconomic indicators are below average. The State’s 2010-2011 biennial budget totals $50.4 billion—$24.6 billion for FY 2010, down 8% from 2009, and $25.8 billion for FY 2011, up 5.1% over 2010. I n order to achieve a balanced budget, the State has relied on non-recurring revenues, such as debt restructuring and federal stimulus funding, in its 2009, 2010 and 2011 budgets. Additionally, the State used all of its Budget Stabilization Fund to address the 2009 budget deficit. The State faces an estimated $8 billion shortfall for the 2012-2014 biennial budget and has formed a bipartisan commission to determine how the revenue gap will be met. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post employment benefits.
     Oregon
     Just as with the U.S. economy, Oregon is showing signs of a slowdown or “pause” in economic activity mid-way through 2010. Economic measures from the State of Oregon Office of Economic Analysis (OEA) and other sources all point to moderation. Oregon housing sales have slowed and total permits through May 2010 were lower. The June 2010 employment report, after adjusting for the loss of temporary federal census workers, showed a loss of jobs. The State’s June unemployment rate remained around 10.5%, where it had been for the previous eight months. The OEA forecasts a decline in total employment in the third quarter of 2010 and a mild increase of 0.2% in the fourth quarter of 2010. The second quarter of 2011 will see improving job growth approaching 2.0%. According to the OEA, the Oregon economy does not enter a stronger job growth period until the fourth quarter of

2011. The State of Oregon General Fund revenues for FY 2009-11 are expected to be $12.3 billion, according to the OEA’s September 2010 forecast. This represents a decrease of $377.5 million from the OEA’s June 2010 forecast and is attributed to a prolonged plunge in personal income taxes. After incorporating a Rainy Day Fund transfer triggered by the June forecast, total available resources amount to $12.5 billion for FY 2009-11. The June 2010 forecast for FY 2011-13 reflected total available revenues of $14.8 billion in the General Fund and $0.9 billion in the Lottery Funds, for a total of $15.7 billion of resources. Projected expenditures at current service levels consist of $17.2 billion General Fund and $0.96 billion Lottery Funds, for a total of $18.2 billion of expenditures. With the inclusion of a 1% ending balance, the projected gap between resources and expenditures for the 2011-13 biennium was projected at $2.67 billion. In the OEA’s September 2010 forecast, lower expectations for the economic recovery led to a decrease in the 2011-13 General Fund forecast of $622.6 million relative to the June forecast, further increasing the projected gap between resources and expenditures for the 2011-13 biennium. Property taxes are a significant source of revenue for many local governments, and declines in property values caused by the housing slump may negatively impact these tax revenues. The State and its various subdivisions may also face increasing financial pressure from costs relating to pensions and other post-employment benefits.
Investment Restrictions
     In addition to the investment objectives and policies set forth in the Prospectuses and under the caption “Additional Information Concerning Fund Investments” above, each Fund is subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of that Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund.
     None of the Funds will:
1.	Concentrate its investments in a particular industry, except that any Fund with one or more industry concentrations implied by its name shall, in normal market conditions, concentrate in securities of issues within that industry or industries. For purposes of this limitation, the U.S. Government, and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

2.	Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

3.	With respect to 75% of its total assets, purchase securities of an issuer (other than (i) securities issued by other investment companies, (ii) securities issued by the U.S. Government, its agencies, instrumentalities or authorities, or (iii) repurchase agreements fully collateralized by U.S. Government securities) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund. This investment restriction does not apply to the Tax Free Income Funds (other than Tax Free Fund, Short Tax Free Fund and Intermediate Tax Free Fund).

4.	Invest in companies for the purpose of control or management.

5.	Purchase physical commodities or contracts relating to physical commodities. With respect to Inflation Protected Securities Fund, this restriction shall not prohibit the Fund from investing in options on commodity indices, commodity futures contracts and options thereon, commodity-related swap agreements, and other commodity-related derivative instruments.

6.	Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

7.	Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

8.	Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.
     For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the SEC, a Fund would be concentrated in an industry if 25% or more of its total assets, based on current market value at the time of purchase, were invested in that industry. The Funds will use industry classifications provided by Bloomberg, Barclays, or other similar sources to determine its compliance with this limitation.
     For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, a Fund is not permitted to issue senior securities, except that the Fund may borrow from any bank if immediately after such borrowing the value of the Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays) reduce the amount of its borrowings to an extent that the asset coverage of such borrowing shall be at least 300%.
     For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by a Fund to an unaffiliated party. However, when the Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid violation of Section 18(f), the Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan.
     Because each of the Tax Free Income Funds refers to tax-free investments in its name, each has a fundamental investment policy that it will normally invest at least 80% of its assets in investments that pay interest exempt from federal and, for state-specific funds, applicable state income tax, including the federal alternative minimum tax and, for the state-specific Funds (except for Missouri Tax Free Fund, Nebraska Municipal Bond Fund, Ohio Tax Free Fund, and Oregon Intermediate Municipal Bond Fund), the applicable state alternative minimum tax.
     The following restrictions are non-fundamental and may be changed by FAIF’s Board of Directors without a shareholder vote:
     None of the Funds will:
1.	Invest more than 15% of its net assets in all forms of illiquid investments.

2.	Borrow money in an amount exceeding 10% of the borrowing Fund’s total assets except that High Income Bond Fund may borrow up to one-third of its total assets and pledge up to 15% of its total assets to secure such borrowings. None of the Funds will borrow money for leverage purposes. For the purpose of this investment restriction, the use of options and futures transactions and the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. No Fund will make additional investments while its borrowings exceed 5% of total assets.

3.	Make short sales of securities.

4.	Lend portfolio securities representing in excess of one-third of the value of its total assets.

5.	Pledge any assets, except in connection with any permitted borrowing and then in amounts not in excess of one-third of the Fund’s total assets, provided that for the purposes of this restriction, margin deposits, security interests, liens and collateral arrangements with respect to options, futures contracts, options on futures contracts, and other permitted investments and techniques are not deemed to be a pledge of assets for purposes of this limitation.

6.	Acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on subparagraph (F) or subparagraph (G) of Section 12(d)(1) of the 1940 Act.
     With respect to the non-fundamental restriction set forth in number 1 above, each Fund will monitor portfolio liquidity on an ongoing basis and, in the event more than 15% of a Fund’s net assets are invested in illiquid investments, the Fund will reduce its holdings of illiquid securities in an orderly fashion in order to maintain adequate liquidity.
     The Board of Directors has adopted guidelines and procedures under which the Funds’ investment adviser is to determine whether the following types of securities which may be held by certain Funds are “liquid” and to report to the Board concerning its determinations: (i) securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933; (ii) commercial paper issued in reliance on the “private placement” exemption from registration under Section 4(2) of the Securities Act of 1933, whether or not it is eligible for resale pursuant to Rule 144A; (iii) interest-only and principal-only, inverse floating and inverse interest-only securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; and (iv) municipal leases and securities that represent interests in municipal leases.
     For determining compliance with its investment restriction relating to industry concentration, each Fund classifies asset-backed securities in its portfolio in separate industries based upon a combination of the industry of the issuer or sponsor and the type of collateral. The industry of the issuer or sponsor and the type of collateral will be determined by the Adviser. For example, an asset-backed security known as “Money Store 94-D A2” would be classified as follows: the issuer or sponsor of the security is The Money Store, a personal finance company, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Personal Finance Companies — Automobile. Similarly, an asset-backed security known as “Midlantic Automobile Grantor Trust 1992-1 B” would be classified as follows: the issuer or sponsor of the security is Midlantic National Bank, a banking organization, and the collateral underlying the security is automobile receivables. Therefore, the industry classification would be Banks — Automobile. Thus, an issuer or sponsor may be included in more than one “industry” classification, as may a particular type of collateral.
Fund Names
     With respect to any Fund, with the exception of the Tax Free Income Funds, that has adopted an investment strategy pursuant to Rule 35d-1 of the 1940 Act, whereby at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) must be invested in a strategy suggested by the Fund’s name, a policy has been adopted by the Funds to provide shareholders with at least 60 days notice in the event of a planned change to the investment strategy. Such notice to shareholders will meet the requirements of Rule 35d-1(c).

Portfolio Turnover
     The portfolio turnover rate for Inflation Protected Securities Fund was significantly higher during the fiscal year ended June 30, 2010 than during the fiscal year ended June 30, 2009. The portfolio turnover rate for Inflation Protected Securities Fund increased from 24% to 72% primarily due to an increase in trading opportunities relative to the extraordinary market dislocation of fourth quarter 2008 when trading opportunities were more limited.
Disclosure of Portfolio Holdings
     The Nuveen Mutual Funds have adopted a portfolio holdings disclosure policy which governs the dissemination of the Funds’ portfolio holdings. In accordance with this policy, the Funds may provide portfolio holdings information to third parties no earlier than the time a report is filed with the SEC that is required to contain such information or one day after the information is posted on the Funds’ publicly accessible website, www.nuveen.com. Currently, the Funds generally make available complete portfolio holdings information on the Funds’ website following the end of each month with an approximately one-month lag. Additionally, the Funds publish on the website a list of its top ten holdings as of the end of each month, approximately two to five business days after the end of the month for which the information is current. This information will remain available on the website at least until the Funds file with the SEC their Forms N-CSR or Forms N-Q for the period that includes the date as of which the website information is current.
     Additionally, the Funds may disclose portfolio holdings information that has not been included in a filing with the SEC or posted on the Funds’ website (i.e., non-public portfolio holdings information) only if there is a legitimate business purpose for doing so and if the recipient is required, either by explicit agreement or by virtue of the recipient’s duties to the Funds as an agent or service provider, to maintain the confidentiality of the information and to not use the information in an improper manner (e.g., personal trading). In this connection, the Funds may disclose on an ongoing basis non-public portfolio holdings information in the normal course of their investment and administrative operations to various service providers, including the Adviser and/or sub-advisers, independent registered public accounting firm, custodian, financial printer (R.R. Donnelley Financial and Financial Graphic Services), proxy voting service(s) (including RMG, ADP Investor Communication Services, and Glass, Lewis & Co.), and to the legal counsel for the Funds’ independent directors (Chapman and Cutler LLP). Also, the Adviser may transmit to Vestek Systems, Inc. daily non-public portfolio holdings information on a next-day basis to enable the investment adviser to perform portfolio attribution analysis using Vestek’s systems and software programs. Vestek is also provided with non-public portfolio holdings information on a monthly basis approximately 2-3 business days after the end of each month so that Vestek may calculate and provide certain statistical information (but not the non-public holdings information itself) to its clients (including retirement plan sponsors or their consultants). The Funds’ investment adviser and/or sub-adviser may also provide certain portfolio holdings information to broker-dealers from time to time in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities. In providing this information, reasonable precautions are taken in an effort to avoid potential misuse of the disclosed information, including limitations on the scope of the portfolio holdings information disclosed, when appropriate.
     Non-public portfolio holdings information may be provided to other persons if approved by the Funds’ Chief Administrative Officer or Secretary upon a determination that there is a legitimate business purpose for doing so, the disclosure is consistent with the interests of the Funds, and the recipient is obligated to maintain the confidentiality of the information and not misuse it.
     Compliance officers of the Funds and the Adviser and sub-adviser periodically monitor overall compliance with the policy to ascertain whether portfolio holdings information is disclosed in a manner that is consistent with the Funds’ policy. Reports are made to the Funds’ Board of Directors on an annual basis.

     There is no assurance that the Funds’ policies on portfolio holdings information will protect the Funds from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.
     The following parties currently receive Undisclosed Holdings Information on an ongoing basis pursuant to the various arrangements described above:
Altrinsic Global Advisors, Inc.
Ashland Partners
Bank of America Securities, LLC
Barclays Capital, Inc.
Barra
Bloomberg
BNP Paribas Prime Brokerage, Inc.
BNP Paribas Securities Corp.
R.R. Donnelley & Sons Company
Broadridge Systems
Calyon Securities (USA), Inc.
Cantor Fitzgerald & Co.
Capital Bridge
Citigroup Global Markets, Inc.
Credit Suisse Securities (USA), LLC
Deutsche Bank Securities, Inc.
Dresdner Kleinwort Securities, LLC
Ernst & Young LLP
FactSet Research Systems
First Clearing, LLC
FT Interactive Data
Goldman Sachs & Co.
Hansberger Global Investors, LLC
HSBC Securities (USA), Inc.
ING Financial Markets, LLC
Jefferies & Company, Inc.
J.P. Morgan Clearing Corp.
J.P. Morgan Securities, Inc.
Lazard Asset Management, Inc.
Lipper Inc.
Markit
Merrill Corporation
Merrill Lynch Government Securities
Merrill Lynch, Pierce, Fenner & Smith
Moody’s
Morgan Stanley & Co., Inc.
Morningstar, Inc.
MS Securities Services, Inc.
Newedge USA, LLC
Pricing Direct
Raymond James & Associates, Inc.
RBC Capital Markets Corporation
RBS Securities, Inc.
RiskMetrics Group
Scotia Capital (USA), Inc.

SG Ameritas Securities, LLC
SNL Financial
Societe Generale
Standard & Poor’s/JJ Kenny
State Street Bank & Trust Co.
TD Ameritrade Clearing, Inc.
ThomsonReuters LLC
UBS Securities, LLC
U.S. Bancorp Fund Services, LLC
U.S. Bank, N.A.
Vickers
Wells Fargo Securities, LLC

Directors and Executive Officers
     In connection with the Transaction, a new Board of Directors was elected by shareholders. One director, Ms. Stringer, was a director of FAIF prior to the Transaction. The new directors and executive officers of the Funds are listed below, together with their business addresses and their principal occupations during the past five years. The Board of Directors is generally responsible for the overall operation and management of FAIF. The Board of Directors consists of ten directors, one of whom is an “interested person” (as the term “interested person” is defined in the 1940 Act) and nine of whom are not interested persons (referred to herein as “independent directors”).
Directors

				Number of
				Portfolios in
		Term of		Fund	Other
Name, Business	Position(s)	Office and		Complex	Directorships
Address and	Held with	Length of	Principal Occupation(s) During	Overseen by	Held by
Birthdate	Fund	Time Served	Past Five Years	Director	Director
Independent Directors:

Robert P. Bremner* 333 West Wacker Drive Chicago, IL 60606 (8/22/40)	Director	Term—Indefinite** Length of Service—Since 2010	Private Investor and Management Consultant; Treasurer and Director Humanities Council of Washington, D.C.	244	N/A

Jack B. Evans 333 West Wacker Drive Chicago, IL 60606 (10/22/48)	Director	Term—Indefinite** Length of Service—Since 2010	President, The Hall-Perrine Foundation, a private philanthropic corporation (since 1996); Director and Chairman, United Fire Group, a publicly held company; President Pro Tem of the Board of Regents for the State of Iowa University System; Director, Gazette Companies; Life Trustee of Coe College and the Iowa College Foundation; formerly, Director, Alliant Energy; formerly, Director, Federal Reserve Bank of Chicago; formerly, President and Chief Operating Officer, SCI Financial Group, Inc., a regional financial services firm.	244	See Principal Occupation description

William C. Hunter 333 West Wacker Drive Chicago, IL 60606 (3/6/48)	Director	Term—Indefinite** Length of Service— Since 2010	Dean (since 2006), Tippie College of Business, University of Iowa; Director (since 2005), Beta Gamma Sigma International Honor Society; Director (since 2004) of Xerox Corporation; formerly, Director (1997-2007), Credit Research Center at Georgetown University; formerly, Dean and Distinguished Professor of Finance, School of Business at the University of Connecticut (2003-2006); previously, Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago (1995-2003).	244	See Principal Occupation description

				Number of
				Portfolios in
		Term of		Fund	Other
Name, Business	Position(s)	Office and		Complex	Directorships
Address and	Held with	Length of	Principal Occupation(s) During	Overseen by	Held by
Birthdate	Fund	Time Served	Past Five Years	Director	Director
David J. Kundert* 333 West Wacker Drive Chicago, IL 60606 (10/28/42)	Director	Term—Indefinite** Length of Service—Since 2010	Director, Northwestern Mutual Wealth Management Company; retired (since 2004) as Chairman, JPMorgan Fleming Asset Management, President and CEO, Banc One Investment Advisors Corporation, and President, One Group Mutual Funds; prior thereto, Executive Vice President, Bank One Corporation and Chairman and CEO, Banc One Investment Management Group; Member, Board of Regents, Luther College; Member of the Wisconsin Bar Association; Member of Board of Directors, Friends of Boerner Botanical Gardens; Member of Board of Directors and member of Investment Committee, Greater Milwaukee Foundation.	244	See Principal Occupation description

William J. Schneider* 333 West Wacker Drive Chicago, IL 60606 (9/24/44)	Director	Term—Indefinite** Length of Service—Since 2010	Chairman of Miller-Valentine Partners Ltd., a real estate investment company; formerly, Senior Partner and Chief Operating Officer (retired, 2004) of Miller-Valentine Group; Member, Mid-America Health System Board; Member, University of Dayton Business School Advisory Council; formerly, Member, Dayton Philharmonic Orchestra Association; formerly, Director, Dayton Development Coalition; formerly, Member, Business Advisory Council, Cleveland Federal Reserve Bank.	244	See Principal Occupation description

Judith M. Stockdale 333 West Wacker Drive Chicago, IL 60606 (12/29/47)	Director	Term—Indefinite** Length of Service—Since 2010	Executive Director, Gaylord and Dorothy Donnelley Foundation (since 1994); prior thereto, Executive Director, Great Lakes Protection Fund (from 1990 to 1994).	244	See Principal Occupation description

				Number of
				Portfolios in
		Term of		Fund	Other
Name, Business	Position(s)	Office and		Complex	Directorships
Address and	Held with	Length of	Principal Occupation(s) During	Overseen by	Held by
Birthdate	Fund	Time Served	Past Five Years	Director	Director
Carole E. Stone* 333 West Wacker Drive Chicago, IL 60606 (6/28/47)	Director	Term—Indefinite** Length of Service—Since 2010	Director, C2 Options Exchange, Incorporated (since 2009); Director, Chicago Board Options Exchange (since 2006); formerly, Commissioner, New York State Commission on Public Authority Reform (2005-2010); formerly, Chair, New York Racing Association Oversight Board (2005-2007).	244	See Principal Occupation description

Virginia L. Stringer 333 West Wacker Drive Chicago, IL (8/16/1944)	Director	Term- Indefinite** Length of Service- Since 1987	Board Member, Mutual Fund Directors Forum; Member, Governing Board, Investment Company Institute’s Independent Directors Council; governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc. a management consulting firm; previously, held several executive positions in general management, marketing and human resources at IBM and The Pillsbury Company; previously, Independent Director, First American Fund Complex from 1987 to 2010 and Chair from 1997 to 2010	244	See Principal Occupation Description

Terence J. Toth* 333 West Wacker Drive Chicago, IL 60606 (9/29/59)	Director	Term—Indefinite** Length of Service—Since 2010	Director, Legal & General Investment Management America, Inc. (since 2008); Managing Partner, Promus Capital (since 2008); formerly, CEO and President, Northern Trust Global Investments (2004-2007); Executive Vice President, Quantitative Management & Securities Lending (2000-2004); prior thereto, various positions with Northern Trust Company (since 1994); Member: Goodman Theatre Board (since 2004); Chicago Fellowship Board (since 2005), University of Illinois Leadership Council Board (since 2007) and Catalyst Schools of Chicago Board (since 2008); formerly, Member: Northern Trust Mutual Funds Board (2005-2007), Northern Trust Global Investments Board (2004-2007), Northern Trust Japan Board (2004-2007), Northern Trust Securities Inc. Board (2003-2007) and Northern Trust Hong Kong Board (1997-2004).	244	N/A

Number of
Portfolios in
		Term of		Fund	Other
Name, Business	Position(s)	Office and		Complex	Directorships
Address and	Held with	Length of	Principal Occupation(s) During	Overseen by	Held by
Birthdate	Fund	Time Served	Past Five Years	Director	Director
Interested Director:

John P. Amboian*** 333 West Wacker Drive Chicago, IL 60606 (6/14/61)	Director	Term—Indefinite** Length of Service—Since 2010	Chief Executive Officer and Chairman (since 2007), Chairman (since 2007) and Director (since 1999) of Nuveen Investments, Inc.; Chief Executive Officer (since 2007) of Nuveen Asset Management and Nuveen Investments Advisors, Inc.; Director (since 2011) of Nuveen Fund Advisors, Inc.; formerly Chief Executive Officer (2007-2010) of Nuveen Asset Management.	244	See Principal Occupation description

*	Also serves as a trustee of the Nuveen Diversified Commodity Fund, an exchange-traded commodity pool managed by Nuveen Commodities Asset Management LLC, an affiliate of the Adviser.

**	Each director serves an indefinite term until his or her successor is elected.

***	Mr. Amboian is an “interested person” of the Funds, as defined in the 1940 Act, by reason of his positions with Nuveen Investments and certain of its subsidiaries.

Executive Officers

Number of
Portfolios
in Fund
Name, Business	Position(s)	Term of Office		Complex
Address and	Held with	and Length of	Principal Occupation(s)	Overseen by
Birthdate	Funds	Time Served	During Past Five Years	Officer
Officers of the Funds:

Gifford R. Zimmerman 333 West Wacker Drive Chicago, IL 60606 (9/9/56)	President	Term—Until August 2011 Length of Service—Since Inception	Managing Director (since 2002), Assistant Secretary and Associate General Counsel of Nuveen Investments, LLC; Managing Director (since 2002) and Assistant Secretary and Co-General Counsel of Nuveen Fund Advisors; Managing Director (since 2004) and Assistant Secretary (since 1994) of Nuveen Investments, Inc.; Vice President and Assistant Secretary of NWQ Investment Management Company, LLC (since 2002); Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002); Managing Director, Associate General Counsel and Assistant Secretary of Symphony Asset Management LLC (since 2003); Vice President and Assistant Secretary of Tradewinds Global Investors, LLC and Santa Barbara Asset Management, LLC (since 2006), and Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007); and of Winslow Capital Management, inc. (since 2010); Chief Administrative Officer and Chief Compliance Officer (since 2010) of Nuveen Commodities Asset Management, LLC; Chartered Financial Analyst.	244

				Number of
				Portfolios
				in Fund
Name, Business	Position(s)	Term of Office		Complex
Address and	Held with	and Length of	Principal Occupation(s)	Overseen by
Birthdate	Funds	Time Served	During Past Five Years	Officer
Margo L. Cook 333 West Wacker Drive Chicago, IL 60606 (4/11/64)	Vice President	Term—Until August 2011 Length of Service—Since 2009	Executive Vice President (since 2008) of Nuveen Investments, Inc. and Nuveen Fund Advisors (since 2011); previously, Head of Institutional Asset Management (2007-2008) of Bear Stearns Asset Management; Head of Institutional Asset Mgt (1986-2007) of Bank of NY Mellon; Chartered Financial Analyst.	244

Lorna C. Ferguson 333 West Wacker Drive Chicago, IL 60606 (10/24/45)	Vice President	Term—Until August 2011 Length of Service—Since 1998	Managing Director (since 2004) of Nuveen Investments, LLC; Managing Director (since 2005) of Nuveen Asset Management.	244

Stephen D. Foy 333 West Wacker Drive Chicago, IL 60606 (5/31/54)	Vice President and Controller	Term—Until August 2011 Length of Service—Since 1998	Senior Vice President (since 2010), formerly, Vice President (1993-2010) and Funds Controller (since 1998) of Nuveen Investments, LLC; Senior Vice President (since 2010), formerly, Vice President (since 2005) of Nuveen Fund Advisors; Certified Public Accountant.	244

				Number of
				Portfolios
				in Fund
Name, Business	Position(s)	Term of Office		Complex
Address and	Held with	and Length of	Principal Occupation(s)	Overseen by
Birthdate	Funds	Time Served	During Past Five Years	Officer
Scott S. Grace 333 West Wacker Drive Chicago, IL 60606 (8/20/70)	Vice President and Treasurer	Term—Until August 2011 Length of Service—Since 2009	Managing Director, Corporate Finance & Development, Treasurer (since September 2009) of Nuveen Investments, LLC; Managing Director and Treasurer of Nuveen Fund Advisors, Nuveen Investment Solutions, Inc., Nuveen Investments Advisers, Inc., and Nuveen Investments Holdings, Inc.; Vice President and Treasurer of NWQ Investment Management Company LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Winslow Capital Management Inc.; Vice President of Santa Barbara Asset Management, LLC; formerly, Treasurer (2006-2009), Senior Vice President (2008-2009), previously, Vice President (2006-2008) of Janus Capital Group, Inc.; formerly, Senior Associate in Morgan Stanley’s Global Financial Services Group (2000-2003); Chartered Accountant Designation.	244

Walter M. Kelly 333 West Wacker Drive Chicago, IL 60606 (2/24/70)	Vice President and Chief Compliance Officer	Term—Until August 2011 Length of Service—Since 2003	Senior Vice President (since 2008), formerly, Vice President, formerly, Assistant Vice President and Assistant General Counsel (2003-2006) of Nuveen Investments, LLC; Senior Vice President (since 2008) and Assistant Secretary (since 2003), formerly, Vice President (2006-2008) of Nuveen Asset Management; previously, Assistant Vice President and Assistant Secretary of the Nuveen Funds (2003-2006).	244

				Number of
				Portfolios
				in Fund
Name, Business	Position(s)	Term of Office		Complex
Address and	Held with	and Length of	Principal Occupation(s)	Overseen by
Birthdate	Funds	Time Served	During Past Five Years	Officer
Tina M. Lazar 333 West Wacker Drive Chicago, IL 60606 (8/27/61)	Vice President	Term—Until August 2011 Length of Service—Since 2002	Senior Vice President (since 2009), formerly, Vice President of Nuveen Investments, LLC (1999-2009); Senior Vice President (since 2010), formerly, Vice President (2005-2010) of Nuveen Asset Management.	244

Larry W. Martin 333 West Wacker Drive Chicago, IL 60606 (7/27/51)	Vice President and Secretary	Term—Until August 2011 Length of Service—Since 1988	Senior Vice President (since 2010), formerly, Vice President, Assistant Secretary and Assistant General Counsel (since 1989) of Nuveen Investments, LLC; Vice President (since 2005) and Assistant Secretary of Nuveen Investments, Inc.; Senior Vice President (since 2011) of Nuveen Fund Advisors, Inc.; formerly, Senior Vice President (since 2010), Assistant Secretary (since 1997) of Nuveen Asset Management; Vice President and Assistant Secretary of Nuveen Investments Advisers Inc. (since 2002), NWQ Investment Management Company, LLC (since 2002), Symphony Asset Management LLC (since 2003), Tradewinds Global Investors, LLC and Santa Barbara Asset Management LLC (since 2006) and Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc. (since 2007) and of Winslow Capital Management, Inc. (since 2010); Vice President and Assistant Secretary of Nuveen Commodities Asset Management, LLC (since 2010).	244

				Number of
				Portfolios
				in Fund
Name, Business	Position(s)	Term of Office		Complex
Address and	Held with	and Length of	Principal Occupation(s)	Overseen by
Birthdate	Funds	Time Served	During Past Five Years	Officer
Kevin J. McCarthy 333 West Wacker Drive Chicago, IL 60606 (3/26/66)	Vice President and Secretary	Term—Until August 2011 Length of Service—Since 2007	Managing Director (since 2008), formerly, Vice President (2007-2008) of Nuveen Investments, LLC; Managing Director (since 2008), Vice President and Assistant Secretary (since 2007) of Nuveen Fund Advisors and Nuveen Asset Management, Since 2011) Nuveen Asset Management; Vice President and Assistant Secretary of Nuveen Investment Advisers Inc., NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, NWQ Holdings, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC, Nuveen HydePark Group, LLC, Nuveen Investment Solutions, Inc. and Winslow Capital Management, Inc. (since 2010); Vice President and Secretary (since 2010) of Nuveen Commodities Asset Management, LLC; prior thereto, Partner, Bell, Boyd & Lloyd LLP (1997-2007).	244

Kathleen L. Prudhomme 800 Nicollet Mall, Minneapolis, Minnesota 55402 (3/30/53)	Vice President and Assistant Secretary	Term—Until August 2011 Length of Service—Since 2011	Managing Director and Assistant Secretary (since 2011) of Nuveen Fund Advisors and Nuveen Asset Management, LLC; Co-General Counsel (since 2011) of Nuveen Fund Advisors, LLC; Formerly, Deputy General Counsel, FAF Advisors, Inc. (1998-2010)	244

Jeffrey M. Wilson 333 West Wacker Drive Chicago, IL 60606 (3/13/56)	Vice President	Term—Until August 2011 Length of Service—Since 2011	Co-General Counsel (since 2011) of Nuveen Fund Advisors, LLC; formerly, Senior Vice President of FAF Advisors, Inc. (2000-2010)	113

     Board Leadership Structure and Risk Oversight
     In connection with the Transaction, the committees of the Funds and the members of the Board of Directors were changed. Each of the Committees were newly formed and constituted in connection with the Transaction. The Board of Directors oversees the operations and management of the Funds, including the duties performed for the Funds by the Adviser. The Board has adopted a unitary board structure. A unitary board consists of one group of directors who serve on the board of every fund in the Nuveen Fund complex. In adopting a unitary board structure, the directors seek to provide effective governance through establishing a board, the overall composition of which will, as a body, possess the appropriate skills, independence and experience to oversee the Nuveen Funds’ business. With this overall framework in mind, when the Board, through its Nominating and Governance Committee discussed below, seeks nominees for the Board, the directors consider, not only the candidate’s particular background, skills and experience, among other things, but also whether such background, skills and experience enhance the Board’s diversity and at the same time complement the Board given its current composition and the mix of skills and experiences of the incumbent directors. The Nominating and Governance Committee believes that the Board generally benefits from diversity of background, experience and views among its members, and considers this a factor in evaluating the composition of the Board, but has not adopted any specific policy on diversity or any particular definition of diversity.
     The Board believes the unitary board structure enhances good and effective governance, particularly given the nature of the structure of the investment company complex. Funds in the same complex generally are served by the same service providers and personnel and are governed by the same regulatory scheme which raises common issues that must be addressed by the directors across the fund complex (such as compliance, valuation, liquidity, brokerage, trade allocation or risk management). The Board believes it is more efficient to have a single board review and oversee common policies and procedures which increases the Board’s knowledge and expertise with respect to the many aspects of fund operations that are complex-wide in nature. The unitary structure also enhances the Board’s influence and oversight over the investment adviser and other service providers.
     In an effort to enhance the independence of the Board, the Board also has a Chairman that is an independent director. The Board recognizes that a chairman can perform an important role in setting the agenda for the Board, establishing the boardroom culture, establishing a point person on behalf of the Board for fund management, and reinforcing the Board’s focus on the long-term interests of shareholders. The Board recognizes that a chairman may be able to better perform these functions without any conflicts of interests arising from a position with fund management. Accordingly, the directors have elected Robert P. Bremner as the independent Chairman of the Board. Specific responsibilities of the Chairman include: (i) presiding at all meetings of the Board and of the shareholders; (ii) seeing that all orders and resolutions of the directors are carried into effect; and (iii) maintaining records of and, whenever necessary, certifying all proceedings of the directors and the shareholders.
     Although the Board has direct responsibility over various matters (such as advisory contracts, underwriting contracts and fund performance), the Board also exercises certain of its oversight responsibilities through several committees that it has established and which report back to the full Board. The Board believes that a committee structure is an effective means to permit directors to focus on particular operations or issues affecting the Nuveen Funds, including risk oversight. More specifically, with respect to risk oversight, the Board has delegated matters relating to valuation and compliance to certain committees (as summarized below) as well as certain aspects of investment risk. In addition, the Board believes that the periodic rotation of directors among the different committees allows the directors to gain additional and different perspectives of a Nuveen Fund’s operations. The Board has established five standing committees: the Executive Committee, the Dividend Committee, the Audit Committee, the Compliance, Risk Management and Regulatory Oversight Committee and the Nominating and Governance Committee. The Board may also from time to time create ad hoc committees to focus on particular issues as the need arises. The membership and functions of the standing committees are summarized below.

     The Executive Committee, which meets between regular meetings of the Board, is authorized to exercise all of the powers of the Board. The members of the Executive Committee are Robert P. Bremner, Chair, Judith M. Stockdale and John P. Amboian.
     The Audit Committee assists the Board in the oversight and monitoring of the accounting and reporting policies, processes and practices of the Nuveen Funds, and the audits of the financial statements of the Nuveen Funds; the quality and integrity of the financial statements of the Nuveen Funds; the Nuveen Funds’ compliance with legal and regulatory requirements relating to the Nuveen Funds’ financial statements; the independent auditors’ qualifications, performance and independence; and the pricing procedures of the Nuveen Funds and the Adviser’s internal valuation group. It is the responsibility of the Audit Committee to select, evaluate and replace any independent auditors (subject only to Board and, if applicable, shareholder ratification) and to determine their compensation. The Audit Committee is also responsible for, among other things, overseeing the valuation of securities comprising the Nuveen Funds’ portfolios. Subject to the Board’s general supervision of such actions, the Audit Committee addresses any valuation issues, oversees the Nuveen Funds’ pricing procedures and actions taken by Adviser’s internal valuation group which provides regular reports to the committee, reviews any issues relating to the valuation of the Nuveen Funds’ securities brought to its attention and considers the risks to the Nuveen Funds in assessing the possible resolutions to these matters. The Audit Committee may also consider any financial risk exposures for the Nuveen Funds in conjunction with performing its functions.
     To fulfill its oversight duties, the Audit Committee receives annual and semi-annual reports and has regular meetings with the external auditors for the Nuveen Funds and the Adviser’s internal audit group. The Audit Committee also may review in a general manner the processes the Board or other Board committees have in place with respect to risk assessment and risk management as well as compliance with legal and regulatory matters relating to the Nuveen Funds’ financial statements. The committee operates under a written charter adopted and approved by the Board. Members of the Audit Committee shall be independent (as set forth in the charter) and free of any relationship that, in the opinion of the directors, would interfere with their exercise of independent judgment as an Audit Committee member. The members of the Audit Committee are Robert P. Bremner, David J. Kundert, Chair, William J. Schneider, Carole E. Stone and Terence J. Toth, each of whom is an independent director of the Nuveen Funds.
     The Nominating and Governance Committee is responsible for seeking, identifying and recommending to the Board qualified candidates for election or appointment to the Board. In addition, the Nominating and Governance Committee oversees matters of corporate governance, including the evaluation of Board performance and processes, the assignment and rotation of committee members, and the establishment of corporate governance guidelines and procedures, to the extent necessary or desirable, and matters related thereto. Although the unitary and committee structure has been developed over the years and the Nominating and Governance Committee believes the structure has provided efficient and effective governance, the committee recognizes that as demands on the Board evolve over time (such as through an increase in the number of funds overseen or an increase in the complexity of the issues raised), the committee must continue to evaluate the Board and committee structures and their processes and modify the foregoing as may be necessary or appropriate to continue to provide effective governance. Accordingly, the Nominating and Governance Committee has a separate meeting each year to, among other things, review the Board and committee structures, their performance and functions, and recommend any modifications thereto or alternative structures or processes that would enhance the Board’s governance of the Nuveen Funds.
     In addition, the Nominating and Governance Committee, among other things, makes recommendations concerning the continuing education of directors; monitors performance of legal counsel and other service providers; establishes and monitors a process by which security holders are able to communicate in writing with members of the Board; and periodically reviews and makes recommendations about any appropriate changes to director compensation. In the event of a vacancy on the Board, the Nominating and Governance Committee receives suggestions from various sources as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Manager of Fund Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The Nominating and Governance Committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview any and all candidates and to make the final selection of any new directors. In considering a candidate’s qualifications, each candidate must meet certain basic requirements, including relevant skills and experience, time availability (including the time requirements for due diligence site visits to sub-advisers and service providers) and, if qualifying as an independent director candidate, independence from the Adviser, sub-advisers, the Distributor and other service providers, including any affiliates of these entities. These skill and experience requirements may vary depending on the current composition of the Board, since the goal is to ensure an appropriate range of skills, diversity and experience, in the aggregate. Accordingly, the particular factors considered and weight given to these factors will depend on the composition of the Board and the skills and backgrounds of the incumbent directors at the time of consideration of the nominees. All candidates, however, must meet high expectations of personal integrity, independence, governance experience and professional competence. All candidates must be willing to be critical within the Board and with management and yet maintain a collegial and collaborative manner toward other Board members. The committee operates under a written charter adopted and approved by the Board. This committee is composed of the independent directors of the Nuveen Funds. Accordingly, the members of the Nominating and Governance Committee are Robert P. Bremner, Chair, Jack B. Evans, William C. Hunter, David J. Kundert, William J. Schneider, Judith M. Stockdale, Carole E. Stone, Virginia L. Stringer and Terence J. Toth.
     The Dividend Committee is authorized to declare distributions on the Nuveen Funds’ shares, including, but not limited to, regular and special dividends, capital gains and ordinary income distributions. The members of the Dividend Committee are Jack B. Evans, Chair, Judith M. Stockdale and Terence J. Toth.
     The Compliance, Risk Management and Regulatory Oversight Committee (the “Compliance Committee”) is responsible for the oversight of compliance issues, risk management and other regulatory matters affecting the Nuveen Funds that are not otherwise the jurisdiction of the other committees. The Board has adopted and periodically reviews policies and procedures designed to address the Nuveen Funds’ compliance and risk matters. As part of its duties, the Compliance Committee reviews the policies and procedures relating to compliance matters and recommends modifications thereto as necessary or appropriate to the full Board; develops new policies and procedures as new regulatory matters affecting the Nuveen Funds arise from time to time; evaluates or considers any comments or reports from examinations from regulatory authorities and responses thereto; and performs any special reviews, investigations or other oversight responsibilities relating to risk management, compliance and/or regulatory matters as requested by the Board.
     In addition, the Compliance Committee is responsible for risk oversight, including, but not limited to, the oversight of risks related to investments and operations. Such risks include, among other things, exposures to particular issuers, market sectors, or types of securities; risks related to product structure elements, such as leverage; and techniques that may be used to address those risks, such as hedging and swaps. In assessing issues brought to the committee’s attention or in reviewing a particular policy, procedure, investment technique or strategy, the Compliance Committee evaluates the risks to the Nuveen Funds in adopting a particular approach compared to the anticipated benefits to the Nuveen Funds and their shareholders. In fulfilling its obligations, the Compliance Committee meets on a quarterly basis, and at least once a year in person. The Compliance Committee receives written and oral reports from the Nuveen Funds’ Chief Compliance Officer (“CCO”) and meets privately with the CCO at each of its quarterly meetings. The CCO also provides an annual report to the full Board regarding the operations of the Nuveen Funds’ and other service providers’ compliance programs as well as any recommendations for modifications thereto. The Compliance Committee also receives reports from the Adviser’s investment services Nuveen regarding various investment risks. Notwithstanding the foregoing, the full Board also participates in discussions with management regarding certain matters relating to investment risk, such as the use of leverage and hedging. The investment services group therefore also reports to the full Board at its quarterly meetings regarding, among other things, fund performance and the various drivers of such performance. Accordingly, the Board directly and/or in conjunction with the Compliance Committee oversees matters relating to investment risks. Matters not addressed at the committee level are addressed directly by the full Board. The committee operates under a written charter adopted and approved by the Board of Directors. The members of the Compliance Committee are William C. Hunter, William J. Schneider, Judith M. Stockdale, Chair and Virginia L. Stringer.

     Prior to the Transaction, the Funds had an Audit Committee, a Pricing Committee and a Governance Committee. The following table presents the number of times each Committee met during the last fiscal year ended June 30, 2010.

Number of Committee Meetings Held During FAIF’s Fiscal
Committee	Year Ended June 30, 2010
Audit Committee	5

Pricing Committee	4

Governance Committee	3
Board Diversification and Director Qualifications
     In determining that a particular director was qualified to serve on the Board, the Board has considered each director’s background, skills, experience and other attributes in light of the composition of the Board with no particular factor controlling. The Board believes that directors need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Fund management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties, and the Board believes each director satisfies this standard. An effective director may achieve this ability through his or her educational background; business, professional training or practice; public service or academic positions; experience from service as a board member, or executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and or/other life experiences. Accordingly, set forth below is a summary of the experiences, qualifications, attributes, and skills that led to the conclusion, as of the date of this document, that each director should continue to serve in that capacity. References to the experiences, qualifications, attributes and skills of directors are pursuant to requirements of the Securities and Exchange Commission, do not constitute holding out the Board or any director as having any special expertise or experience and shall not impose any greater responsibility or liability on any such person or on the Board by reason thereof.
John P. Amboian
     Mr. Amboian, an interested director of the Nuveen Funds, joined Nuveen Investments in June 1995 and became Chief Executive Officer in July 2007 and Chairman in November 2007. Prior to this, since 1999, he served as President with responsibility for the firm’s product, marketing, sales, operations and administrative activities. Mr. Amboian initially served Nuveen Investments as Executive Vice President and Chief Financial Officer. Prior to joining Nuveen Investments, Mr. Amboian held key management positions with two consumer product firms affiliated with the Phillip Morris Companies. He served as Senior Vice President of Finance, Strategy and Systems at Miller Brewing Company. Mr. Amboian began his career in corporate and international finance at Kraft Foods, Inc., where he eventually served as Treasurer. He received a Bachelor’s degree in economics and a Masters of Business Administration (“MBA”) from the University of Chicago. Mr. Amboian serves on the Board of Directors of Nuveen Investments and is a Board Member or Director of the Investment Company Institute Board of Governors, Boys and Girls Clubs of Chicago, Children’s Memorial Hospital and Foundation, the Council on the Graduate School of Business (University of Chicago), and the North Shore Country Day School Foundation. He is also a member of the Civic Committee of the Commercial Club of Chicago and the Economic Club of Chicago.
Robert P. Bremner
     Mr. Bremner, the Nuveen Funds’ Independent Chairman, is a private investor and management consultant in Washington, D.C. His biography of William McChesney Martin, Jr., a former chairman of the Federal Reserve Board, was published by Yale University Press in November 2004. From 1994 to 1997, he was a Senior Vice President at Samuels International Associates, an international consulting firm specializing in governmental policies, where he served in a part-time capacity. Previously, Mr. Bremner was a partner in the LBK Investors Partnership and was chairman and majority stockholder with ITC Investors Inc., both private investment firms. He currently serves on the Board and as Treasurer of the Humanities Council of Washington D.C. From 1984 to 1996, Mr. Bremner was an independent Trustee of the Flagship Funds, a group of municipal open-end funds. He began his career at the World Bank in Washington D.C. He graduated with a Bachelor of Science degree from Yale University and received his MBA from Harvard University.
Jack B. Evans
     President of the Hall-Perrine Foundation, a private philanthropic corporation, since 1996, Mr. Evans was formerly President and Chief Operating Officer of the SCI Financial Group, Inc., a regional financial services firm headquartered in Cedar Rapids, Iowa. Formerly, he was a member of the Board of the Federal Reserve Bank of Chicago as well as a Director of Alliant Energy. Mr. Evans is Chairman of the Board of United Fire Group, sits on the Board of the Gazette Companies, is President Pro Tem of the Board of Regents for the State of Iowa University System, is a Life Trustee of Coe College and is a member of the Advisory Council of the Department of Finance in the Tippie College of Business, University of Iowa. He has a Bachelor of Arts degree from Coe College and an MBA from the University of Iowa.
William C. Hunter
     Mr. Hunter was appointed Dean of the Henry B. Tippie College of Business at the University of Iowa effective July 1, 2006. He had been Dean and Distinguished Professor of Finance at the University of Connecticut School of Business since June 2003. From 1995 to 2003, he was the Senior Vice President and Director of Research at the Federal Reserve Bank of Chicago. While there he served as the Bank’s Chief Economist and was an Associate Economist on the Federal Reserve System’s Federal Open Market Committee (FOMC). In addition to serving as a Vice President in charge of financial markets and basic research at the Federal Reserve Bank in Atlanta, he held faculty positions at Emory University, Atlanta University, the University of Georgia and Northwestern University. A past Director of the Credit Research Center at Georgetown University and past President of the Financial Management Association International, he has consulted with numerous foreign central banks and official agencies in Western Europe, Central and Eastern Europe, Asia, Central America and South America. From 1990 to 1995, he was a U.S. Treasury Advisor to Central and Eastern Europe. He has been a Director of the Xerox Corporation since 2004. He is President-Elect of Beta Gamma Sigma, Inc., the International Business Honor Society.
David J. Kundert
     Mr. Kundert retired in 2004 as Chairman of JPMorgan Fleming Asset Management, and as President and CEO of Banc One Investment Advisors Corporation, and as President of One Group Mutual Funds. Prior to the merger between Bank One Corporation and JPMorgan Chase and Co., he was Executive Vice President, Bank One Corporation and, since 1995, the Chairman and CEO, Banc One Investment Management Group. From 1988 to 1992, he was President and CEO of Bank One Wisconsin Trust Company. Currently, Mr. Kundert is a Director of the Northwestern Mutual Wealth Management Company. He started his career as an attorney for Northwestern Mutual Life Insurance Company. Mr. Kundert has served on the Board of Governors of the Investment Company Institute and he is currently a member of the Wisconsin Bar Association. He is on the Board of the Greater Milwaukee Foundation and chairs its Investment Committee. He received his Bachelor of Arts degree from Luther College, and his Juris Doctor from Valparaiso University.
William J. Schneider
     Mr. Schneider is currently Chairman, formerly Senior Partner and Chief Operating Officer (retired, December 2004) of Miller-Valentine Partners Ltd., a real estate investment company. He was formerly a Director and Past Chair of the Dayton Development Coalition. He was formerly a member of the Community Advisory

Board of the National City Bank in Dayton as well as a former member of the Business Advisory Council of the Cleveland Federal Reserve Bank. Mr. Schneider is a member of the Business Advisory Council for the University of Dayton College of Business. Mr. Schneider was an independent Trustee of the Flagship Funds, a group of municipal open-end funds. He also served as Chair of the Miami Valley Hospital and as Chair of the Finance Committee of its parent holding company. Mr. Schneider has a Bachelor of Science in Community Planning from the University of Cincinnati and a Masters of Public Administration from the University of Dayton.
Judith M. Stockdale
     Ms. Stockdale is currently Executive Director of the Gaylord and Dorothy Donnelley Foundation, a private foundation working in land conservation and artistic vitality in the Chicago region and the Lowcountry of South Carolina. Her previous positions include Executive Director of the Great Lakes Protection Fund, Executive Director of Openlands, and Senior Staff Associate at the Chicago Community Trust. She has served on the Boards of the Land Trust Alliance, the National Zoological Park, the Governor’s Science Advisory Council (Illinois), the Nancy Ryerson Ranney Leadership Grants Program, Friends of Ryerson Woods and the Donors Forum. Ms. Stockdale, a native of the United Kingdom, has a Bachelor of Science degree in geography from the University of Durham (UK) and a Master of Forest Science degree from Yale University.
Carole E. Stone
     Ms. Stone retired from the New York State Division of the Budget in 2004, having served as its Director for nearly five years and as Deputy Director from 1995 through 1999. Ms. Stone is currently on the Board of Directors of the Chicago Board Options Exchange, CBOE Holdings, Inc. and C2 Options Exchange, Incorporated. She has also served as the Chair of the New York Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. Ms. Stone has a Bachelor of Arts from Skidmore College in Business Administration.
Virginia L. Stringer
     Ms. Stringer served as the independent chair of the Board of the First American Fund Complex from 1997 to 2010, having joined such Board in 1987. Ms. Stringer serves on the Governing Board of the Investment Company Institute’s Independent Directors Council and on the board of the Mutual Fund Directors Forum. She is a recipient of the Outstanding Corporate Director award from Twin Cities Business Monthly and the Minnesota Chapter of the National Association of Corporate Directors. Ms. Stringer also serves as board chair of the Oak Leaf Trust, is the immediate past board chair of the Saint Paul Riverfront Corporation and is immediate past President of the Minneapolis Club’s Governing Board. She is a director and former board chair of the Minnesota Opera and a Life Trustee and former board of the Voyageur Outward Bound School. She also served as a trustee of Outward Bound USA. She was appointed by the Governor of Minnesota Board on Judicial Standards and recently served on a Minnesota Supreme Court Judicial Advisory Committee to reform the state’s judicial disciplinary process. She is a member of the International Women’s Forum and attended the London Business School as an International Business Fellow. Ms. Stringer also served as board chair of the Human Resource Planning Society, the Minnesota Women’s Campaign Fund and the Minnesota Women’s Economic Roundtable. Ms. Stringer is the retired founder of Strategic Management Resources, a consulting practice focused on corporate governance, strategy and leadership. She has twenty five years of corporate experience having held executive positions in general management, marketing and human resources with IBM and the Pillsbury Company.
Terence J. Toth
     Mr. Toth is a Director, Legal & General Investment Management America, Inc. (since 2008) and a Managing Partner, Promus Capital (since 2008). From 2004 to 2007, he was Chief Executive Officer and President of Northern Trust Global Investments, and Executive Vice President of Quantitative Management & Securities

Lending from 2000 to 2004. He also formerly served on the Board of the Northern Trust Mutual Funds. He joined Northern Trust in 1994 after serving as Managing Director and Head of Global Securities Lending at Bankers Trust (1986 to 1994) and Head of Government Trading and Cash Collateral Investment at Northern Trust from 1982 to 1986. He currently serves on the Boards of the Goodman Theatre, Chicago Fellowship, and University of Illinois Leadership Council, and is Chairman of the Board of Catalyst Schools of Chicago. Mr. Toth graduated with a Bachelor of Science degree from the University of Illinois, and received his MBA from New York University. In 2005, he graduated from the CEO Perspectives Program at Northwestern University.
Fund Shares Owned by the Directors
     The information in the table below discloses the dollar ranges of (i) each Director’s beneficial ownership in each Fund, and (ii) each Director’s aggregate beneficial ownership in all funds within the Nuveen Funds complex, including in each case the value of fund shares elected by Directors in the directors’ deferred compensation plan, based on the value of fund shares as of June 30, 2010.

Directors
	Bremner[1]	Evans[1]	Hunter[1]	Kundert[1]	Schneider[1]	Stockdale[1]	Stone[1]	Stringer	Toth[1]	Amboian[1]

Aggregate Holdings — Fund Complex	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Core Bond Fund	—	—	—	—	—	—	—	—	—	—
High Income Bond Fund	—	—	—	—	—	—	—	—	—	—
Inflation Protected Securities Fund	—	—	—	—	—	—	—	—	—	—
Intermediate Government Bond Fund	—	—	—	—	—	—	—	—	—	—
Intermediate Term Bond Fund	—	—	—	—	—	—	—	—	—	—
Short Term Bond Fund	—	—	—	—	—	—	—	—	—	—
Total Return Bond Fund	—	—	—	—	—	—	—	—	—	—
Short Tax Free Fund	—	—	—	—	—	—	—	—	—	—
Intermediate Tax Free Fund	—	—	—	—	—	—	—	—	—	—
Tax Free Fund	—	—	—	—	—	—	—	—	—	—
California Tax Free Fund	—	—	—	—	—	—	—	—	—	—

Directors
	Bremner[1]	Evans[1]	Hunter[1]	Kundert[1]	Schneider[1]	Stockdale[1]	Stone[1]	Stringer	Toth[1]	Amboian[1]
Colorado Tax Free Fund	—	—	—	—	—	—	—	—	—	—
Minnesota Municipal Bond Fund	—	—	—	—	—	—	—	—	—	—
Minnesota Municipal Bond Fund	—	—	—	—	—	—	—	—	—	—
Missouri Tax Free Fund	—	—	—	—	—	—	—	—	—	—
Nebraska Municipal Bond Fund	—	—	—	—	—	—	—	—	—	—
Ohio Tax Free Fund	—	—	—	—	—	—	—	—	—	—
Oregon Municipal Bond Fund	—	—	—	—	—	—	—	—	—	—

[1]	All Directors, except for Ms. Stringer were appointed to the Board of Directors effective January 1, 2011
     As of October 15, 2010, none of the Independent Directors or their immediate family members owned, beneficially, or of record, any securities in (i) an investment adviser or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds.
Board Compensation
     The following table shows, for each independent director, (1) the aggregate compensation paid by the Funds for the calendar year ended December 31, 2009, (2) the amount of total compensation paid by the Funds that has been deferred, and (3) the total compensation paid to each director by the Nuveen Funds during the fiscal year ended June 30, 2010.

	Aggregate	Amount of Total	Total Compensation
	Compensation	Compensation that Has	From Nuveen Funds
Name of Director	From Funds	been Deferred	Paid to Director
Robert P. Bremner[1]			$250,207
Jack B. Evans[1]			220,308
William C. Hunter[1]			174,765
David J. Kundert[1]			200,116
William J. Schneider[1]			207,055
Judith M. Stockdale[1]			199,738
Carole E. Stone[1]			180,750
Virginia L. Stringer	$197,721		288,500
Terence J. Toth[1]			209,278

[1]	All Directors, except for Ms. Stringer were appointed to the Board of Directors effective January 1, 2011
     Independent directors receive a $120,000 annual retainer plus (a) a fee of $4,500 per day for attendance in person or by telephone at a regularly scheduled meeting of the Board of Directors; (b) a fee of $2,500 per meeting for attendance in person where such in-person attendance is required and $1,500 per meeting for attendance by telephone or in person where in-person attendance is not required at a special, non-regularly scheduled board meeting; (c) a fee of $2,500 per meeting for attendance in person or by telephone at an Audit Committee meetings where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required; (d) a fee of $2,500 per meeting for attendance in person or by telephone at a regularly scheduled Compliance, Risk Management and Regulatory Oversight Committee meeting where in-person attendance is required and $2,000 per meeting for attendance by telephone or in person where in-person attendance is not required; (e) a fee of $1,000 per meeting for attendance in person or by telephone for a meeting of the Dividend Committee; and (f) a fee of $500 per meeting for attendance in person at all other committee meetings ($1,000 for shareholder meetings) on a day on which no regularly scheduled board meeting is held in which in-person attendance is required and $250 per meeting for attendance by telephone or in person at such committee meetings (excluding shareholder meetings) where in-person attendance is not required and $100 per meeting when the Executive Committee acts as pricing committee for IPOs, plus, in each case, expenses incurred in attending such meetings. In addition to the payments described above, the Chairman of the Board of Directors receives $75,000, the chairpersons of the Audit Committee, the Dividend Committee and the Compliance, Risk Management and Regulatory Oversight Committee receive $10,000 and the chairperson of the Nominating and Governance Committee receives $5,000 as additional retainers. Independent directors also receive a fee of $3,000 per day for site visits to entities that provide services to the Nuveen Funds on days on which no regularly scheduled board meeting is held. When ad hoc committees are organized, the Nominating and Governance Committee will at the time of formation determine compensation to be paid to the members of such committee; however, in general, such fees will be $1,000 per meeting for attendance in person at any ad hoc committee meeting where in-person attendance is required and $500 per meeting for attendance by telephone or in person at such meetings where in-person attendance is not required. The annual retainer, fees and expenses are allocated among the Nuveen Funds on the basis of relative net asset, although fund management may, in its discretion, establish a minimum amount to be allocated to each fund.
     The Funds do not have a retirement or pension plan. The Funds have a deferred compensation plan (the “Deferred Compensation Plan”) that permits any independent director to elect to defer receipt of all or a portion of his or her compensation as an independent director. The deferred compensation of a participating director is credited to a book reserve account of the Funds when the compensation would otherwise have been paid to the director. The value of the director’s deferral account at any time is equal to the value that the account would have had if contributions to the account had been invested and reinvested in shares of one or more of the eligible Nuveen Funds. At the time for commencing distributions from a director’s deferral account, the independent director may elect to receive distributions in a lump sum or over a period of five years. The Funds will not be liable for any other fund’s obligations to make distributions under the Deferred Compensation Plan.
     The Funds have no employees. The officers of the Funds and the director of the Funds who is not an independent director serve without any compensation from the Funds.
Sales Loads
     Directors of the Funds and certain other Fund affiliates may purchase the Funds’ Class I shares. See the applicable Fund’s Prospectus for details.
Codes of Ethics
     The Funds, the Adviser, Nuveen Asset Management, LLC, the Distributor and other related entities have adopted a code of ethics which essentially prohibits all Nuveen Fund management personnel, including the Funds’ portfolio managers, from engaging in personal investments which compete or interfere with, or attempt to take advantage of, a Fund’s anticipated or actual portfolio transactions, and are designed to assure that the interests of the shareholders are placed before the interests of Nuveen personnel in connection with personal investment transactions. Each of these codes of ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. These codes of ethics are on public file with, and are available from, the SEC.
Proxy Voting Policies
     The Adviser has been delegated the authority by the board of directors of FAIF to vote proxies with respect to the investments held in the Funds. The Adviser has delegated the responsibility of voting proxies to Nuveen Asset Management, LLC (the “Sub-Adviser” or “Nuveen Asset Management”). The Sub-Adviser is responsible for developing and enforcing proxy voting policies with regard to the Fund. The Adviser will review these policies annually. The policies and procedures that the Adviser and the Sub-Adviser use to determine how to vote proxies relating to their portfolio securities are set forth in Appendix B. Each year the Funds file their proxy voting records with the SEC and make them available by August 31 for the 12-month period ending June 30 of that year. The records can be obtained without charge through www.nuveen.com and/or the SEC’s website at www.sec.gov.
     Adviser and Sub-Adviser
Adviser
     In connection with the Transaction and pursuant to a shareholder vote, the investment adviser of the fund is now Nuveen Fund Advisors, Inc. The Adviser, located at 333 West Wacker Drive, Chicago, Illinois 60606, serves as the manager of each Fund, with responsibility for the overall management of each Fund.
     The Adviser is an affiliate of the Distributor, also located at 333 West Wacker Drive, Chicago, Illinois 60606. The Distributor is the principal underwriter for the Nuveen Mutual Funds, and has served as co-managing underwriter for the shares of the Nuveen Closed-End Funds. The Adviser and the Distributor are subsidiaries of Nuveen Investments.
     On November 13, 2007, Nuveen Investments was acquired by investors led by Madison Dearborn Partners, LLC, which is a private equity investment firm based in Chicago, Illinois (the “MDP Acquisition”). The investor group led by Madison Dearborn Partners, LLC includes affiliates of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”). Merrill Lynch has since been acquired by Bank of America Corporation. Nuveen Fund Advisors has adopted policies and procedures that address arrangements with Bank of America Corporation (including Merrill Lynch) that may give rise to certain conflicts of interest.
     Each Fund is dependent upon services and resources provided by its investment adviser, Nuveen Fund Advisors, and therefore the investment adviser’s parent, Nuveen Investments. Nuveen Investments significantly increased its level of debt in connection with the MDP Acquisition. Nuveen Investments believes that monies generated from operations and cash on hand will be adequate to fund debt service requirements, capital expenditures and working capital requirements for the foreseeable future; however, Nuveen Investments’ ability to continue to fund these items, to service its debt and to maintain compliance with covenants in its debt agreements may be affected by general economic, financial, competitive, legislative, legal and regulatory factors and by its ability to refinance or repay outstanding indebtedness with scheduled maturities beginning in 2013. In the event that Nuveen Investments breaches certain of the covenants included in its debt agreements, the breach of such covenants may result in the accelerated payment of its outstanding debt, increase the cost of such debt or generally have an adverse effect on the financial condition of Nuveen Investments.
     For the management services and facilities furnished by the Adviser, each of the Funds has agreed to pay an annual management fee at rates set forth in the Prospectus under “Who Manages the Funds.” In addition, for certain funds the Adviser has agreed to waive all or a portion of its management fee or reimburse certain expenses of the Funds. The Prospectus includes current fee waivers and expense reimbursements for the Funds.

     Each Fund’s management fee is divided into two components—a complex-level fee based on the aggregate amount of all qualifying Fund assets managed by the Adviser and its affiliates, and a specific fund-level fee based only on the amount of assets within each individual Fund. This pricing structure enables Fund shareholders to benefit from growth in the assets within each individual Fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a Fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented.
     Each Fund has agreed to pay an annual fund-level management fee, payable monthly, based upon the average daily net assets of each Fund as set forth in the Prospectus.
     The annual complex-level management fee for the Funds, payable monthly, which is additive to the fund-level fee, is based on the aggregate amount of total qualifying assets managed for all Nuveen Funds as stated in the table below. As of September 30, 2010, the complex-level fee rate was 0.1822%.
     The complex-level fee schedule is as follows:

Complex-Level Asset	Effective Rate at
Breakpoint Level*	Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996%
$57 billion	0.1989%
$60 billion	0.1961%
$63 billion	0.1931%
$66 billion	0.1900%
$71 billion	0.1851%
$76 billion	0.1806%
$80 billion	0.1773%
$91 billion	0.1691%
$125 billion	0.1599%
$200 billion	0.1505%
$250 billion	0.1469%
$300 billion	0.1445%

*	The complex-level fee component of the management fee for the Funds is calculated based upon the aggregate daily managed assets of all Nuveen Funds, with such daily managed assets defined separately for each Fund in its management agreement, but excluding assets attributable to investments in other Nuveen Funds, and assets in excess of $2 billion added to the Nuveen Funds in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. Managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the closed-end funds’ use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by the TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain Funds to limit the amount of such assets for determining managed assets in certain circumstances.
     As noted, FAF served as the Fund’s investment adviser prior to the consummation of the Transaction. The following table sets forth total advisory fees paid to FAF before waivers and after waivers for each Fund for the fiscal years ended June 30, 2008, June 30, 2009, and June 30, 2010:

	Fiscal Year Ended			Fiscal Year Ended			Fiscal Year Ended
	June 30, 2008			June 30, 2009			June 30, 2010
	Advisory Fee	Advisory Fee		Advisory Fee	Advisory Fee		Advisory Fee	Advisory Fee
Fund	Before Waivers	After Waivers		Before Waivers	After Waivers		Before Waivers	After Waivers

Core Bond Fund	$8,264,262	$7,301,988		$6,463,551	$5,616,273		$6,694,377	$5,809,586
High Income Bond Fund	1,772,113	1,252,833		1,244,080	775,767		2,306,651	1,697,465
Inflation Protected Securities Fund	1,307,444	711,566		1,084,576	535,400		775,436	298,720
Intermediate Government Bond Fund	286,383	15,863		589,976	217,570		676,134	213,210
Intermediate Term Bond Fund	3,959,470	3,517,146		3,542,694	3,087,761		3,885,198	3,385,673
Short Term Bond Fund	1,727,361	1,004,154		1,616,835	911,949		2,769,260	1,700,712
Total Return Bond Fund	6,050,535	4,855,983		4,601,085	3,641,944		4,076,512	3,182,398
California Tax Free Fund	199,996	—	[1]	336,498	—	[1]	499,392	67,001
Colorado Tax Free Fund	114,795	—	[1]	216,673	—	[1]	323,427	—	[1]
Intermediate Tax Free Fund	3,089,673	2,674,331		3,287,390	2,796,361		3,696,299	3,191,383
Minnesota Intermediate Municipal Bond Fund	957,861	729,409		958,119	674,755		1,079,506	809,181
Minnesota Municipal Bond Fund	866,712	609,708		751,891	414,527		822,049	558,533
Missouri Tax Free Fund	797,616	552,095		738,462	488,324		753,346	495,429
Nebraska Municipal Bond Fund	192,020	—	[1]	187,138	—	[1]	208,457	—	[1]
Ohio Tax Free Fund	227,153	—	[1]	232,937	—	[1]	277,163	—	[1]
Oregon Intermediate Municipal Bond Fund	609,599	404,259		632,057	412,836		754,899	524,224
Short Tax Free Fund	761,835	370,044		796,650	381,836		1,323,796	746,101
Tax Free Fund	2,682,998	2,264,794		2,100,465	1,650,646		2,324,711	1,923,131

[1]	Advisory and certain other fees for the period were waived by FAF to comply with total operating expense limitations that were agreed upon by the Fund and FAF.

Sub-Adviser
     The Adviser has selected its affiliate, Nuveen Asset Management, LLC, located at 333 West Wacker Drive, Chicago, Illinois 60606, to serve as sub-adviser to manage the investment portfolios of each of the Funds. The Adviser is responsible for implementing procedures to ensure that Nuveen Asset Management complies with the respective Fund’s investment objective, policies and restrictions. The Adviser will pay Nuveen Asset Management a fee for each Fund equal to the percentage shown below of the remainder of (a) the investment management fee payable by each Fund to the Adviser based on average daily net assets, less (b) any management fees, expenses, supermarket fees and alliance fees waived, reimbursed or paid by the Adviser in respect of each fun. The fee shall accrue daily and shall be payable monthly.

Percentage of Fee to be paid by the Adviser to
Fund	Nuveen Asset Management

Core Bond Fund	38.4615%
High Income Bond Fund	50.0000%
Inflation Protected Securities Bond Fund	38.4615%
Intermediate Government Bond Fund	38.4615%
Intermediate Term Bond Fund	38.4615%
Short Term Bond Fund	40.0000%
Total Return Bond Fund	46.1538%
California Tax Free Fund	38.4615%
Colorado Tax Free Fund	38.4615%
Intermediate Tax Free Fund	41.6667%
Minnesota Intermediate Municipal Bond Fund	45.4545%
Minnesota Municipal Bond Fund	45.4545%
Missouri Tax Free Fund	38.4615%
Nuveen Nebraska Municipal Bond Fund	45.4545%
Ohio Tax Free Fund	38.4615%
Oregon Intermediate Municipal Bond Fund	45.4545%
Short Tax Free Fund	44.4444%
Tax Free Fund	41.6667%
Additional Payments to Financial Intermediaries
     In addition to the sales charge payments and the distribution, service and transfer agency fees described in the Prospectus and elsewhere in this SAI, the Adviser and/or the Distributor may make additional payments out of its own assets to selected intermediaries that sell shares of the Nuveen Mutual Funds (such as brokers, dealers, banks, registered investment advisers, retirement plan administrators and other intermediaries; hereinafter, individually, “Intermediary,” and collectively, “Intermediaries”) under the categories described below for the purposes of promoting the sale of Fund shares, maintaining share balances and/or for sub-accounting, administrative or shareholder processing services.
     The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Nuveen Mutual Funds to its customers. The Intermediary may elevate the prominence or profile of the Funds within the Intermediary’s organization by, for example, placing the Funds on a list of preferred or recommended funds and/or granting the Adviser and/or the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the Intermediary’s organization.

     These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectuses and described above because they are not paid by the Funds.
     The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.
     Marketing Support Payments and Program Servicing Payments
     The Adviser and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the Nuveen Mutual Funds or that make Nuveen Mutual Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.
     Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary’s personnel about the Nuveen Mutual Funds in connection with shareholder financial planning needs, placement on the Intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling Nuveen representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.
     The Adviser and/or the Distributor compensate Intermediaries differently depending upon, among other factors, the number or value of Fund shares that the Intermediary sells or may sell, the value of the assets invested in the Funds by the Intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset-based but also may include the payment of a lump sum.
     Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.
     Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset-based.
     Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.35% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. In connection with the sale of a business by U.S. Bank N.A. (which was the parent company of a firm a portion of whose business has since been acquired by the Adviser) to Great-West Life & Annuity Insurance Company (“Great-West”), the Adviser has a services agreement with GWFS Equities, Inc., an affiliate of Great-West, which provides for payments of up to 0.60% of the average net assets of Fund shares attributable to GWFS Equities, Inc. on an annual basis.

     Other Payments
     From time to time, the Adviser and/or the Distributor, at their expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Funds, which may be in addition to marketing support and program servicing payments described above. For example, the Adviser and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset-based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; and (iv) at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan.
     When not provided for in a marketing support or program servicing agreement, the Adviser and/or the Distributor may pay Intermediaries for enabling the Adviser and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary -sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Adviser and/or the Distributor make payments for such events as they deem appropriate, subject to their internal guidelines and applicable law. Wholesale representatives of the Distributor may receive additional compensation if they meet certain targets for sales of one or more Nuveen Mutual Funds.
     The Adviser and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on various Nuveen Mutual Funds and are afforded the opportunity to speak with portfolio managers. Although invitations to these meetings are not conditioned on selling a specific number of shares, those who have shown an interest in Nuveen Mutual Funds are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by the Adviser and/or the Distributor.
     Certain third parties, affiliates of the Adviser and employees of the Adviser or its affiliates may receive cash compensation from the Adviser and/or the Distributor in connection with establishing new client relationships with the Nuveen Mutual Funds. Total compensation of employees of the Adviser and/or the Distributor with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the Nuveen Mutual Funds.
     Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Adviser and/or the Distributor and the services it provides for those payments.
     Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.
Intermediaries Receiving Additional Payments
     The following is a list of Intermediaries receiving one or more of the types of payments discussed above as of January 1, 2011:
ADP Broker-Dealer, Inc.
American Enterprise Investment Services, Inc.
American United Life Insurance Company
Ameriprise Financial Services, Inc.
Ascensus (formerly BISYS Retirement Services, Inc.)
Banc of America Investment Services, Inc.
Benefit Plans Administrative Services, Inc.

Benefit Trust Company
Charles Schwab & Co., Inc.
Citigroup Global Markets Inc. / Morgan Stanley Smith Barney LLC
Commonwealth Equity Services, LLP, DBA Commonwealth Financial Network
Country Trust Bank
CPI Qualified Plan Consultants, Inc.
Digital Retirement Solutions, Inc.
Dyatech, LLC
ExpertPlan, Inc.
Fidelity Brokerage Services LLC / National Financial Services LLC
Fidelity Investments Institutional Operations Company, Inc.
Genesis Employee Benefits, Inc. DBA America’s VEBA Solution
GWFS Equities, Inc.
Hartford Life Insurance Company
Hartford Securities Distribution Company, Inc.
Hewitt Associates LLC
ICMA Retirement Corporation
ING Institutional Plan Services, LLC / ING Investment Advisors, LLC (formerly CitiStreet LLC / CitiStreet Advisors LLC)
ING Life Insurance and Annuity Company / ING Institutional Plan Services LLC
J.P. Morgan Retirement Plan Services, LLC
Janney Montgomery Scott LLC
Leggette Actuaries, Inc.
Lincoln Retirement Services Company LLC / AMG Service Corp.
Linsco/Private Ledger Corp.
Marshall & Ilsley Trust Company, N.A.
Massachusetts Mutual Life Insurance Company
Mercer HR Outsourcing LLC
Merrill Lynch, Pierce, Fenner & Smith Inc.
MetLife Securities, Inc.
Mid Atlantic Capital Corporation
Morgan Stanley & Co., Incorporated / Morgan Stanley Smith Barney LLC
MSCS Financial Services, LLC
Nationwide Financial Services, Inc.
Newport Retirement Services, Inc.
NYLife Distributors LLC
Pershing LLC
Princeton Retirement Group / GPC Securities, Inc.
Principal Life Insurance Company
Prudential Insurance Company of America (The)
Prudential Investment Management Services, LLC / Prudential Investments LLC
Raymond James & Associates / Raymond James Financial Services, Inc.
RBC Dain Rauscher, Inc.
Reliance Trust Company
Retirement Plan Company, LLC (The)
Robert W. Baird & Co., Inc.
Stifel, Nicolaus & Co., Inc.
T. Rowe Price Investment Services, Inc. / T. Rowe Price Retirement Plan Services, Inc.
TD Ameritrade, Inc.
TD Ameritrade Trust Company (formerly Fiserv Trust Company / International Clearing Trust Company)
TIAA-CREF Individual & Institutional Services, LLC
U.S. Bancorp Investments, Inc.
U.S. Bank, N.A.
UBS Financial Services, Inc.

Unified Trust Company, N.A.
VALIC Retirement Services Company (formerly AIG Retirement Services Company)
Vanguard Group, Inc.
Wachovia Bank, N.A.
Wachovia Securities, LLC
Wells Fargo Advisors, LLC
Wells Fargo Bank, N.A.
Wilmington Trust Company
Wilmington Trust Retirement and Institutional Services Company (formerly AST Capital Trust Company)
     Any additions, modifications or deletions to the list of Intermediaries identified above that have occurred since December 30, 2010 are not reflected in the list.
Administrator
     Prior to the Transaction, FAF served as Administrator pursuant to an Administration Agreement between the FAF and FAIF, dated July 1, 2006 and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, WI 53202, served as sub-administrator pursuant to a Sub-Administration Agreement between the FAF and USBFS dated July 1, 2005. USBFS is a subsidiary of U.S. Bancorp. The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to FAF and USBFS for the fiscal years ended June 30, 2008, June 30, 2009, and June 30, 2010:

		Fiscal Year	Fiscal Year
	Fiscal Year Ended	Ended	Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Core Bond Fund	$3,643,554	$2,812,035	$2,952,494
High Income Bond Fund	556,303	387,076	727,938
Inflation Protected Securities Fund	577,013	471,355	341,896
Intermediate Government Bond Fund	125,072	257,307	298,949
Intermediate Term Bond Fund	1,745,816	1,541,474	1,714,118
Short Term Bond Fund	764,278	704,284	1,223,974
Total Return Bond Fund	2,255,056	1,667,195	1,499,005
California Tax Free Fund	87,446	147,684	220,343
Colorado Tax Free Fund	49,768	95,299	142,669
Intermediate Tax Free Fund	1,364,196	1,431,161	1,631,259
Minnesota Intermediate Municipal Bond Fund	422,395	416,950	476,475
Minnesota Municipal Bond Fund	381,768	327,147	362,783
Missouri Tax Free Fund	351,363	321,346	332,435
Nebraska Municipal Bond Fund	83,714	81,464	91,975
Ohio Tax Free Fund	99,562	101,395	122,354
Oregon Intermediate Municipal Bond Fund	268,069	275,166	333,216
Short Tax Free Fund	336,382	346,853	584,982
Tax Free Fund	1,181,356	913,639	1,026,078

Transfer Agent
     USBFS (“Transfer Agent”) serves as the Funds’ transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement (the “Transfer Agent Agreement”) between Transfer Agent and FAIF dated July 1, 2006. As transfer agent, Transfer Agent maintains records of shareholder accounts, processes purchases and redemptions of the Funds’ shares, acts as dividend and capital gain distribution disbursing agent, and performs other related transfer agent functions. The Funds pay transfer agent fees on a per shareholder account basis, at annual rates paid monthly, subject to a minimum annual fee per share class. These fees will be charged to each Fund based on the number of accounts within that Fund. The Funds will continue to reimburse Transfer Agent for out-of-pocket expenses incurred in providing transfer agent services.
     The following table sets forth transfer agent fees paid by the Funds to Transfer Agent for the fiscal years ended June 30, 2008, June 30, 2009, and June 30, 2010:

		Fiscal Year	Fiscal Year
	Fiscal Year Ended	Ended	Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Core Bond Fund	$219,760	$197,738	$185,603
High Income Bond Fund	109,184	117,660	115,466
Inflation Protected Securities Fund	90,007	90,000	90,000
Intermediate Government Bond Fund	54,000	54,000	78,000
Intermediate Term Bond Fund	54,000	54,000	54,000
Short Term Bond Fund	102,261	91,017	105,310
Total Return Bond Fund	107,999	108,000	105,250
California Tax Free Fund	72,000	72,000	72,000
Colorado Tax Free Fund	72,000	72,000	72,000
Intermediate Tax Free Fund	54,000	54,000	66,000
Minnesota Intermediate Municipal Bond Fund	54,000	54,000	66,000
Minnesota Municipal Bond Fund	72,000	72,000	72,000
Missouri Tax Free Fund	72,000	72,000	72,000
Nebraska Municipal Bond Fund	72,000	72,000	72,000
Ohio Tax Free Fund	72,000	72,000	72,000
Oregon Intermediate Municipal Bond Fund	54,000	54,000	54,000
Short Tax Free Fund	54,000	54,000	54,000
Tax Free Fund	72,000	72,000	72,000
Distributor
     In connection with the Transaction, Nuveen Investments, LLC has been selected to serve as Distributor. Nuveen Investments, LLC is located at 333 West Wacker Drive, Chicago, Illinois 60606, and will serve as the distributor for the Funds’ shares pursuant to a Distribution Agreement dated January 1, 2010 (the “Distribution Agreement”).

     Prior to the Transaction, Quasar Distributors, LLC (“Quasar”) 615 East Michigan Street, Milwaukee, WI 53202, served as the distributor for the Funds’ shares pursuant to a Distribution Agreement dated July 1, 2007 (the “Quasar Distribution Agreement”). Quasar is a wholly owned subsidiary of U.S. Bancorp. Fund shares and other securities distributed by Quasar are not deposits or obligations of, or endorsed or guaranteed by, any bank, and are not insured by the Bank Insurance Fund, which is administered by the Federal Deposit Insurance Corporation.
     The following tables set forth the amount of underwriting commissions paid by certain Funds and the amount of such commissions retained by Quasar, during the fiscal years ended June 30, 2008, June 30, 2009, and June 30, 2010:

	Total Underwriting Commissions
		Fiscal Year	Fiscal Year
	Fiscal Year Ended	Ended	Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Core Bond Fund	$46,620	$54,274	$116,603
High Income Bond Fund	22,250	44,402	99,419
Inflation Protected Securities Fund	4,596	67,072	143,358
Intermediate Government Bond Fund	17,068	36,305	3,289
Intermediate Term Bond Fund	4,605	15,555	43,453
Short Term Bond Fund	5,947	149,811	421,176
Total Return Bond Fund	39,564	43,020	219,463
California Tax Free Fund	64,530	104,957	82,897
Colorado Tax Free Fund	6,916	15,957	37,235
Intermediate Tax Free Fund	5,437	92,784	148,003
Minnesota Intermediate Municipal Bond Fund	27,853	43,914	176,348
Minnesota Municipal Bond Fund	357,965	297,705	341,089
Missouri Tax Free Fund	18,993	50,118	105,556
Nebraska Municipal Bond Fund	15,672	39,786	65,379
Ohio Tax Free Fund	3,508	14,193	34,160
Oregon Intermediate Municipal Bond Fund	6,097	63,744	229,670
Short Tax Free Fund	39	8,796	36,203
Tax Free Fund	55,389	114,546	182,245

	Underwriting Commissions Retained by Quasar
		Fiscal Year	Fiscal Year
	Fiscal Year Ended	Ended	Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Core Bond Fund	$4,547	$4,100	$8.801
High Income Bond Fund	1,584	2,482	4,976
Inflation Protected Securities Fund	335	4,584	6,648
Intermediate Government Bond Fund	4,313	4,734	512
Intermediate Term Bond Fund	918	2,060	3,908
Short Term Bond Fund	917	15,688	50,607
Total Return Bond Fund	3,384	2,541	11,729
California Tax Free Fund	5,050	5,547	4,754
Colorado Tax Free Fund	501	3,667	2,059
Intermediate Tax Free Fund	1,049	4,161	11,970
Minnesota Intermediate Municipal Bond Fund	4,946	6,269	16,609
Minnesota Municipal Bond Fund	40,301	11,198	20,468
Missouri Tax Free Fund	1,401	2,881	7,691
Nebraska Municipal Bond Fund	1,042	2,389	3,202
Ohio Tax Free Fund	254	771	2,020
Oregon Intermediate Municipal Bond Fund	777	2,046	17,344
Short Tax Free Fund	6	431	1,914
Tax Free Fund	4,262	6,127	11,126
     Quasar received the following compensation from the Funds during the Funds’ most recent fiscal year ended June 30, 2010:

	Net Underwriting	Compensation on
	Discounts and	Redemptions and	Brokerage	Other
Fund	Commissions	Repurchases	Commissions	Compensation[1]

Core Bond Fund	$8.801	$5,562	—	—
High Income Bond Fund	4,976	1,925	—	—
Inflation Protected Securities Fund	6,648	2,127	—	—
Intermediate Government Bond Fund	512	11	—	—
Intermediate Term Bond Fund	3,908	—	—	—
Short Term Bond Fund	50,607	5,334	—	—
Total Return Bond Fund	11,729	3,527	—	—
California Tax Free Fund	4,754	1,284	—	—

	Net Underwriting	Compensation on
	Discounts and	Redemptions and	Brokerage	Other
Fund	Commissions	Repurchases	Commissions	Compensation[1]
Colorado Tax Free Fund	2,059	41	—	—
Intermediate Tax Free Fund	11,970	14,197	—	—
Minnesota Intermediate Municipal Bond Fund	16,609	3,689	—	—
Minnesota Municipal Bond Fund	20,468	8,924	—	—
Missouri Tax Free Fund	7,691	359	—	—
Nebraska Municipal Bond Fund	3,202	280	—	—
Ohio Tax Free Fund	2,020	116	—	—
Oregon Intermediate Municipal Bond Fund	17,344	7,793	—	—
Short Tax Free Fund	1,914	—	—	—
Tax Free Fund	11,126	3,678	—	—

[1]	Fees paid by the Funds under FAIF’s Rule 12b-1 Distribution and Service Plan are provided below. Quasar was also compensated from fees earned by USBFS under a separate arrangement as part of the Sub-Administration Agreement between FAF and USBFS.
Distribution and Service Plan
     FAIF has adopted a Distribution and Service Plan with respect to the Class A, Class B, Class C and Class R3 shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under the Rule. The Plan authorizes the Funds to pay the Distributor distribution and/or shareholder servicing fees on the Funds’ Class A, Class B, Class C and Class R3 shares as described below. The distribution fees under the Plan are used for primary purpose of compensating participating intermediaries for their sales of the Funds. The shareholder servicing fees are used primarily for the purpose of providing compensation for the ongoing servicing and/or maintenance of shareholder accounts.
     The Class A shares pay to the Distributor a shareholder servicing fee at an annual rate of 0.25% for the Income Funds and 0.20% for the Tax-Free Funds, of the average daily net assets of the Class A shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class A shares. The shareholder servicing fee is intended to compensate the Distributor for ongoing servicing and/or maintenance of shareholder accounts and may be used by the Distributor to provide compensation to participating intermediaries through whom shareholders hold their shares for ongoing servicing and/or maintenance of shareholder accounts. This fee is calculated and paid each month based on average daily net assets of Class A shares of each Fund for that month.
     The Class B shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class B shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class B shares beginning one year after purchase. The Class B shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class B shares. The distribution fee is intended to compensate the Distributor for advancing a commission to participating intermediaries purchasing Class B shares.

     The Class C and Class C1 shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class C and Class C1 shares, respectively. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to both the Class C and Class C1 Shares. This fee is calculated and paid each month based on average daily net assets of the Class C and Class C1 shares, respectively. The Class C shares and Class C1 shares also pay to the Distributor a distribution fee at the annual rate of 0.75% of the average daily net assets of the Class C and Class C1 shares, respectively. The Distributor may use the distribution fee to provide compensation to participating intermediaries through which shareholders hold their shares beginning one year after purchase.
     The Class R3 shares pay to the Distributor a shareholder servicing fee at the annual rate of 0.25% of the average daily net assets of the Class R3 shares. The fee may be used by the Distributor to provide compensation for shareholder servicing activities with respect to the Class R3 shares. This fee is calculated and paid each month based on average daily net assets of the Class R3 shares. The Class R3 shares also pay to the Distributor a distribution fee at the annual rate of 0.25% of the average daily net assets of Class R3 shares. The fee may be used by the Distributor to provide initial and ongoing sales compensation to its investment executives and to participating intermediaries in connection with sales of Class R3 shares and to pay for advertising and other promotional expenses in connection with the distribution of Class R3 shares. This fee is calculated and paid each month based on average daily net assets of the Class R3 shares.
     The Distributor receives no compensation for distribution of the Class I shares.
     The Plan is a “compensation-type” plan under which the Distributor is entitled to receive the distribution and shareholder servicing fees regardless of whether its actual distribution and shareholder servicing expenses are more or less than the amount of the fees. It is therefore possible that the Distributor may realize a profit in a particular year as a result of these payments. The Plan recognizes that the Distributor and the Adviser, in their discretion, may from time to time use their own assets to pay for certain additional costs of distributing Class A, Class B, Class C and Class R3 shares. Any such arrangements to pay such additional costs may be commenced or discontinued by the Distributor or the Adviser at any time. With the exception of the Distributor and its affiliates, no “interested person” of FAIF, as that term is defined in the 1940 Act, and no Director of FAIF has a direct or indirect financial interest in the operation of the Plan or any related agreement.
     Under the Plan, the Funds’ Treasurer reports the amounts expended under the Plan and the purposes for which such expenditures were made to the Board of Directors for their review on a quarterly basis. The Plan provides that it will continue in effect for a period of more than one year from the date of its execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board members of FAIF and by the vote of the majority of those Board members of FAIF who are not “interested persons” of FAIF (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to such plan. For the fiscal year ended June 30, 2010, the Funds paid the following 12b-1 fees to Quasar with respect to the Class A shares, Class B shares, Class C shares, Class C1 shares and Class R3 shares of the Funds. The table also describes the activities for which such payments were used. As noted above, no 12b-1 fees are paid with respect to Class I shares.

	Total 12b-1	Amount	Compensation Paid
	Fees Paid to	Retained by	to Participating
Fund	Quasar	Quasar[1]	Intermediaries	Other[2]

Core Bond Fund
Class A	$227,248	$14,738	$212,510	—
Class B	49,331	705	11,627	$212,510
Class C	37,738	8,364	29,374	—
Class R3	2,131	543	1,587	—

	Total 12b-1	Amount	Compensation Paid
	Fees Paid to	Retained by	to Participating
Fund	Quasar	Quasar[1]	Intermediaries	Other[2]

High Income Bond Fund
Class A	80,867	2,412	78,455	—
Class B	19,691	352	4,570	14,768
Class C	60,834	14,349	46,485	—
Class R3	1,577	3	1,574	—

Inflation Protected Securities Fund
Class A	16,864	71	16,793	—
Class C	40,235	33,269	6,966	—
Class R3	6,580	6	6,573	—

Intermediate Government Bond Fund
Class A	19,985	1,825	18,160	—
Class C	7,906	1,297	6,609	—
Class R3	1,395	—	1,395	—

Intermediate Term Bond Fund
Class A	39,937	2,591	37,346	—

Short Term Bond Fund
Class A	121,292	8,566	112,726	—
Class C	11,266	10,675	591	—

Total Return Bond Fund
Class A	32,594	708	31,886	—
Class B	16,314	241	3,837	12,236
Class C	43,723	20,900	22,824	—
Class R3	2,266	279	1,987	—

California Tax Free Fund
Class A	25,047	504	24,543	—
Class C1	26,093	12,042	14,051	—

Colorado Tax Free Fund
Class A	27,982	854	27,128	—
Class C1	20,115	4,237	15,878	—

Intermediate Tax Free Fund
Class A	23,273	3,101	20,172	—
Class C1	3,041	3,041	—	—

Minnesota Intermediate Municipal Bond Fund
Class A	14,246	2,700	11,546	—
Class C1	8,191	8,191	—	—

Minnesota Municipal Bond Fund
Class A	136,854	1,580	135,274	—
Class C1	158,126	43,540	114,585	—

	Total 12b-1	Amount	Compensation Paid
	Fees Paid to	Retained by	to Participating
Fund	Quasar	Quasar[1]	Intermediaries	Other[2]

Missouri Tax Free Fund
Class A	34,247	1,466	32,781	—
Class C1	7,420	4,131	3,288	—

Nebraska Municipal Bond Fund
Class A	15,592	138	15,454	—
Class C1	22,509	8,545	13,964	—

Ohio Tax Free Fund
Class A	3,700	—	3,700	—
Class C1	4,538	2,992	1,546	—

Oregon Intermediate Municipal Bond Fund
Class A	32,174	778	31,396	—

Short Tax Free Fund
Class A	9,572	—	9,572	—

Tax Free Fund
Class A	20,767	1,450	19,317	—
Class C1	29,543	7,352	22,191	—

[1]	The amounts retained Quasar were used to pay for various distribution and shareholder servicing expenses, including advertising, marketing, wholesaler support, and printing prospectuses.

[2]	Quasar entered into an arrangement whereby sales commissions payable to Participating Intermediaries with respect to sales of Class B shares of the Funds are financed by an unaffiliated party. Under this financing arrangement, Quasar could assign certain amounts, including 12b-1 fees that it was entitled to receive pursuant to the Plan, to the third-party lender, as reimbursement and consideration for these payments. Under the arrangement, compensation to Participating Intermediaries was made by the unaffiliated third-party lender from the amounts assigned.
     Funds that close to new investors may continue to make payments under the Plan. Such payments would be made for the various services provided to existing shareholders by the Participating Intermediaries receiving such payments.
Custodian and Independent Registered Public Accounting Firm
     Custodian
     U.S. Bank, 60 Livingston Avenue, St. Paul, MN 55101, acts as the custodian for each Fund (the “Custodian”). U.S. Bank is a subsidiary of U.S. Bancorp. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. All of the instruments representing the investments of the Funds and all cash are held by the Custodian. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of FAIF’s officers or resolutions of the Board of Directors.
     As compensation for its services as custodian to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.005% of each such Fund’s average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board of Directors including a majority of the directors who are not “interested persons” of FAIF, as that term is defined in the 1940 Act.
     Independent Registered Public Accounting Firm
     Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Funds’ independent registered public accounting firm, providing audit services, including audits of the annual financial statements.
Portfolio Managers
Other Accounts Managed
     The following table sets forth the number and total assets of the mutual funds and accounts managed by the Funds’ portfolio managers as of June 30, 2010.

					Amount Subject to
		Number of			Performance-Based
Portfolio Manager	Type of Account Managed	Accounts	Assets		Fee

Peter L. Agrimson[1]	Registered Investment Company	0	0		0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	0	0		0

Brenda A. Briceno[1]	Registered Investment Company	0	0		0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	4	$106.7	million	0

Paul L. Brennan	Registered Investment Company	11	$9.26	billion	0
	Other Pooled Investment Vehicles	0	$0		0
	Other Accounts	1	$1.18	million	0

Daniel J. Close	Registered Investment Company	20	$3.51	billion	0
	Other Pooled Investment Vehicles	3	$73	million	0
	Other Accounts	2	$0.53	million	0

Christopher L. Drahn	Registered Investment Company	3	$250.0	million	0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	3	$83.2	million	0

Jeffrey J. Ebert	Registered Investment Company	0	0		0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	13	$654.3	million	1 - $105.5 million

John T. Fruit	Registered Investment Company	1	$77.5	million	0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	0	0		0

					Amount Subject to
		Number of			Performance-Based
Portfolio Manager	Type of Account Managed	Accounts	Assets		Fee

Michael S. Hamilton	Registered Investment Company	1	$500.1	million	0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	2	$197.0	million	0

Gregory A. Hanson	Registered Investment Company	0	0		0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	4	$853.0	million	0

Chad W. Kemper[1]	Registered Investment Company	0	0		0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	48	$917.0	million	0

Wan-Chong Kung	Registered Investment Company	0	0		0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	14	$658.0	million

Chris J. Neuharth	Registered Investment Company	5	$646.4	million	0
	Other Pooled Investment Vehicles	1	$915.6	million	0
	Other Accounts	9	$925.0	million	1 - $105.5 million

Marie A. Newcome	Registered Investment Company	0	0		0
	Other Pooled Investment Vehicles	1	$915.6	million	0
	Other Accounts	29	$390.0	million	0

Jason J. O’Brien	Registered Investment Company	0	0		0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	15	$239.0	million	0

Timothy A. Palmer	Registered Investment Company	0	0		0
	Other Pooled Investment Vehicles	1	$76.6	million	0
	Other Accounts	11	$531.0	million	0

Scott R. Romans	Registered Investment Company	28	$5.44	billion	0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	3.38		million	0

Jeffrey T. Schmitz	Registered Investment Company	0	0		0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	0	0		0

Michael L. Welle	Registered Investment Company	0	0		0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	5	$625.0	million	0

Douglas J. White	Registered Investment Company	3	$250.0	million	0
	Other Pooled Investment Vehicles	0	0		0
	Other Accounts	5	$153.5	million	0

[1]	Information is as of October 15, 2010.

     Similar Accounts
     Nuveen Asset Management Similar Accounts
     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one account. More specifically, portfolio managers who manage multiple accounts are presented a number of potential conflicts, including, among others those discussed below.
     The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Nuveen Asset Management seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most accounts managed by a portfolio manager in a particular investment strategy are managed using the same investment models.
     If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, an account may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, Nuveen Asset Management has adopted procedures for allocating limited opportunities across multiple accounts.
     With respect to many of its clients’ accounts, Nuveen Asset Management determines which broker to use to execute transaction orders, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts, Nuveen Asset Management may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Nuveen Asset Management may place separate, non-simultaneous, transactions for a Fund and other accounts which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other accounts.
     Some clients are subject to different regulations. As a consequence of this difference in regulatory requirements, some clients may not be permitted to engage in all the investment techniques or transactions or to engage in these transactions to the same extent as the other accounts managed by the portfolio manager. Finally, the appearance of a conflict of interest may arise where Nuveen Asset Management has an incentive, such as a performance-based management fee, which relates to the management of some accounts, with respect to which a portfolio manager has day-to-day management responsibilities.
     Nuveen Asset Management has adopted certain compliance procedures which are designed to address these types of conflicts common among investment managers. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Portfolio Manager Compensation
     Portfolio manager compensation consists primarily of base pay, an annual cash incentive and long term incentive payments.
     Base pay is determined based upon an analysis of the portfolio manager’s general performance, experience, and market levels of base pay for such position.
     The Funds’ portfolio managers are paid an annual cash incentive based upon investment performance, generally over the past one- and three-year periods unless the portfolio manager’s tenure is shorter. The maximum potential annual cash incentive is equal to a multiple of base pay, determined based upon the particular portfolio manager’s performance and experience, and market levels of base pay for such position.

     For managers of each Fund, other than the Index Funds, the portion of the maximum potential annual cash incentive that is paid out is based upon performance relative to the portfolio’s benchmark and performance relative to an appropriate Lipper industry peer group. Generally, the threshold for payment of an annual cash incentive is (i) benchmark performance and (ii) median performance versus the peer group, and the maximum annual cash incentive is attained at (i) a spread over the benchmark which the Adviser believes will, over time, deliver top quartile performance and (ii) top quartile performance versus the Lipper industry peer group. For managers of the Index Funds, the portion of the maximum potential annual cash incentive that is paid out is based upon the portfolio’s tracking error relative to its benchmark (with lower tracking error resulting in a higher cash incentive payment).
     Investment performance is measured on a pre-tax basis, gross of fees for a Fund’s results and for its Lipper industry peer group.
     Payments pursuant to a long term incentive plan are paid to portfolio managers on an annual basis based upon general performance and expected contributions to the success of the Adviser.
     There are generally no differences between the methods used to determine compensation with respect to the Funds and the Other Accounts shown in the table above.
Ownership of Fund Shares
     The following table indicates as of June 30, 2010 the value, within the indicated range, of shares beneficially owned by the portfolio managers in each Fund they manage. For purposes of this table, the following letters indicate the range listed next to each letter:
A - $0
B - $1 - $10,000
C - $10,001 - $50,000
D - $50,001 - $100,000
E - $100,001 - $500,000
F - $500,001 - $1,000,000
G - More than $1 million

Ownership in Fund
Portfolio Manager	Fund	Ownership in Fund	Complex

Peter L. Agrimson[1]	Short Term Bond Fund	A	A

Brenda A. Briceno[1]	Short Term Bond Fund	A	C

Paul L. Brennan	Intermediate Tax Free Fund	A	E

Daniel J. Close	Ohio Tax Free Fund	A	A

Christopher L. Drahn	California Tax Free Fund	A	F
	Colorado Tax Free Fund	A
	Intermediate Tax Free Fund	A
	Minnesota Intermediate Municipal Bond Fund	A
	Minnesota Municipal Bond Fund	A
	Missouri Tax Free Fund	A
	Nebraska Municipal Bond Fund	A
	Ohio Tax Free Fund	A
	Oregon Intermediate Municipal Bond Fund	A
	Short Tax Free Fund	A
	Tax Free Fund	A

Ownership in Fund
Portfolio Manager	Fund	Ownership in Fund	Complex

Jeffrey J. Ebert	Core Bond Fund	A	D
	Intermediate Term Bond Fund	A
	Total Return Bond Fund	A

John T. Fruit	High Income Bond Fund	E	E

Michael S. Hamilton	California Tax Free Fund	A	D
	Ohio Tax Free Fund	A
	Oregon Intermediate Municipal Bond Fund	A

Gregory A. Hanson	High Income Bond Fund	A	E

Chad W. Kemper[1]	Inflation Protected Securities Fund	A	D

Wan-Chong Kung	Core Bond Fund	A	E
	Inflation Protected Securities Fund	A
	Intermediate Government Bond Fund	A
	Intermediate Term Bond Fund	A

Chris J. Neuharth	Core Bond Fund	B	E
	Intermediate Government Bond Fund	A
	Short Term Bond Fund	A

Marie A. Newcome	Total Return Bond Fund	A	C

Jason J. O’Brien	Intermediate Government Bond Fund	A	E

Timothy A. Palmer	Core Bond Fund	A	B
	Total Return Bond Fund	A

Scott R. Romans	California Tax Free Fund	A	A

Jeffrey T. Schmitz	High Income Bond Fund	A	C

Michael L. Welle	Colorado Tax Free Fund	A	B
	Nebraska Municipal Bond Fund	A
	Short Tax Free Fund	A

Douglas J. White	Intermediate Tax Free Fund	A	E
	Minnesota Intermediate Municipal Bond Fund	A
	Minnesota Municipal Bond Fund	A
	Missouri Tax Free Fund	A
	Tax Free Fund	A

1     Information is as of October 15, 2010.
Portfolio Transactions
     Decisions with respect to which securities are to be bought or sold, the total amount of securities to be bought or sold, the broker-dealer with or through which the securities transactions are to be effected and the commission rates applicable to the trades are made by Nuveen Asset Management .
     In selecting a broker-dealer to execute securities transactions, Nuveen Asset Management considers a variety of factors, including the execution capability, financial responsibility and responsiveness of the broker-

dealer in seeking best price and execution. Subject to the satisfaction of its obligation to seek best execution, other factors Nuveen Asset Management may consider include a broker-dealer’s access to initial public offerings and the nature and quality of any brokerage and research products and services the broker-dealer provides. However, Nuveen Asset Management may cause the Funds to pay a broker-dealer a commission in excess of that which another broker-dealer might have charged for effecting the same transaction (a practice commonly referred to as “paying up”). However, Nuveen Asset Management may cause the Funds to pay up in recognition of the value of brokerage and research products and services provided to Nuveen Asset Management by the broker-dealer. The broker-dealer may directly provide such products or services to the Adviser or purchase them form a third party and provide them to the Adviser. In such cases, the Funds are in effect paying for the brokerage and research products and services in so-called “soft-dollars”. However, Nuveen Asset Management will authorize the Funds to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer would have charged only if Nuveen Asset Management determined in good faith that the amount of such commission was reasonable in relation to the value of the brokerage and research products and services provided by such broker or dealer, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser with respect to the managing its accounts.
     The types of research products and services Nuveen Asset Management receives include economic analysis and forecasts, financial market analysis and forecasts, industry and company specific analysis, interest rate forecasts, and other services that assist in the investment decision making process. Research products and services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. Research services may also be provided in the form of meetings arranged with corporate and industry spokespersons or may be generated by third parties but are provided to Nuveen Asset Management by, or through, broker-dealers.
     The research products and services Nuveen Asset Management receives from broker-dealers are supplemental to, and do not necessarily reduce, the Adviser’s own normal research activities. As a practical matter, however, it would be impossible for Nuveen Asset Management to generate all of the information presently provided by broker-dealers. The expenses of Nuveen Asset Management would be materially increased if they attempted to generate such additional information through their own staffs. To the extent that Nuveen Asset Management could use cash to purchase many of the brokerage and research products and services received for allocating securities transactions to broker-dealers, Nuveen Asset Management are relieved of expenses that they might otherwise bear when such services are provided by broker-dealers.
     As a general matter, the brokerage and research products and services Nuveen Asset Management receive from broker-dealers are used to service all of their respective accounts. However, any particular brokerage and research product or service may not be used to service each and every client account, and may not benefit the particular accounts that generated the brokerage commissions. For example, equity commissions may pay for brokerage and research products and services utilized in managing fixed income accounts.
     In some cases, Nuveen Asset Management may receive brokerage or research products or services that are used for both brokerage or research purposes and other purposes, such as accounting, record keeping, administration or marketing. In such cases, Nuveen Asset Management will make a good faith effort to decide the relative proportion of the cost of such products or services used for non-brokerage or research purposes and will pay for such portion from its own funds. In such circumstance, Nuveen Asset Management has a conflict of interest in making such decisions.
     Many of the Funds’ portfolio transactions involve payment of a brokerage commission by the appropriate Fund. In some cases, transactions are with dealers or issuers who act as principal for their own accounts and not as brokers. Transactions effected on a principal basis, other than certain transactions effected on a so-called riskless principal basis, are made without the payment of brokerage commissions but at net prices which usually include a spread or markup. In effecting transactions in over-the-counter securities, the Funds typically deal with market makers unless it appears that better price and execution are available elsewhere.

     Foreign equity securities may be held in the form of American Depositary Receipts, or ADRs, European Depositary Receipts, or EDRs, or securities convertible into foreign equity securities. ADRs and EDRs may be listed on stock exchanges or traded in the over-the-counter markets in the United States or overseas. The foreign and domestic debt securities and money market instruments in which the Funds may invest are generally traded in the over-the-counter markets.
     The Funds do not effect any brokerage transactions in their portfolio securities with any broker or dealer affiliated directly or indirectly with Nuveen Asset Management or Distributor unless such transactions, including the frequency thereof, the receipt of commission payable in connection therewith, and the selection of the affiliated broker or dealer effecting such transactions are not unfair or unreasonable to the shareholders of the Funds, as determined by the Board of Directors. Any transactions with an affiliated broker or dealer must be on terms that are both at least as favorable to the Funds as the Funds can obtain elsewhere and at least as favorable as such affiliated broker or dealer normally gives to others.
     When two or more clients of Nuveen Asset Management are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in a manner considered by Nuveen Asset Management to be equitable to each client. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each client is concerned. In other cases, however, the ability of the clients to participate in volume transactions may produce better executions for each client.
     The following table sets forth the aggregate brokerage commissions paid by certain of the Funds during the fiscal years ended June 30, 2008, June 30, 2009, and June 30, 2010:

Aggregate Brokerage Commissions Paid by the Funds
	Fiscal Year	Fiscal Year	Fiscal Year
	Ended	Ended	Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Core Bond Fund	$—	$1,125	$1,287
High Income Bond Fund	38,569	70,461	75,634
Inflation Protected Securities Fund	2,888	321	990
Intermediate Government Bond Fund	—	—	—
Intermediate Term Bond Fund	—	543	530
Short Term Bond Fund	—	—	—
Total Return Bond Fund	26,392	24,888	95,704
California Tax Free Fund	—	—	—
Colorado Tax Free Fund	—	—	—
Intermediate Tax Free Fund	—	—	—
Minnesota Intermediate Municipal Bond Fund	—	—	—
Minnesota Municipal Bond Fund	—	—	—
Missouri Tax Free Fund	—	—	—
Nebraska Municipal Bond Fund	—	—	—
Ohio Tax Free Fund	—	—	—
Oregon Intermediate Municipal Bond Fund	—	—	—
Short Tax Free Fund	—	—	—

Aggregate Brokerage Commissions Paid by the Funds
	Fiscal Year	Fiscal Year	Fiscal Year
	Ended	Ended	Ended
Fund	June 30, 2008	June 30, 2009	June 30, 2010

Tax Free Fund	—	—	—

—	No commissions paid.

     At June 30, 2010, certain Funds held the securities of their “regular brokers or dealers” as follows:

	Regular Broker or Dealer	Amount of Securities Held
Fund	Issuing Securities	by Fund (000)	Type of Securities

Core Bond	Bank of America	$28,114	Corporate Obligations
	Barclays	3,646	Corporate Obligations
	Citigroup	24,781	Corporate Obligations
	Credit Suisse First Boston	3,646	Corporate Obligations
	Goldman Sachs	5,436	Corporate Obligations
	JPMorgan Chase	40,146	Corporate Obligations
	Morgan Stanley	29,544	Corporate Obligations
	UBS Warburg	17,728	Corporate Obligations

High Income Bond	Bank of America	$3,373	Equity Securities
	Citigroup	2,191	Equity Securities
	Goldman Sachs	879	Equity Securities
	Morgan Stanley	1,128	Equity Securities

Inflation Protected Securities	Bank of America	$207	Equity Securities
	Citigroup	1,344	Corporate Obligations
	Goldman Sachs	1,278	Corporate Obligations
	Goldman Sachs	180	Equity Securities
	JPMorgan Chase	1,045	Corporate Obligations

Intermediate Government Bond	Bank of America	$1,405	Corporate Obligations
	Citigroup	1,018	Corporate Obligations
	Goldman Sachs	2,984	Corporate Obligations
	JPMorgan Chase	1,027	Corporate Obligations
	Morgan Stanley	2,203	Corporate Obligations

Intermediate Term Bond	Bank of America	$25,088	Corporate Obligations
	Barclays	3,611	Corporate Obligations
	Citigroup	26,483	Corporate Obligations
	Deutsche Bank	3,311	Corporate Obligations
	Goldman Sachs	8,427	Corporate Obligations
	JPMorgan Chase	14,214	Corporate Obligations
	Morgan Stanley	6,412	Corporate Obligations
	UBS Warburg	1,003	Corporate Obligations

Short Term Bond	Bank of America	$17,506	Corporate Obligations
	Citigroup	18,523	Corporate Obligations
	Credit Suisse First Boston	2,599	Corporate Obligations
	Deutsche Bank	2,066	Corporate Obligations
	Goldman Sachs	8,074	Corporate Obligations
	JPMorgan Chase	19,507	Corporate Obligations
	Morgan Stanley	11,105	Corporate Obligations
	UBS Warburg	995	Corporate Obligations

	Regular Broker or Dealer	Amount of Securities Held
Fund	Issuing Securities	by Fund (000)	Type of Securities

Total Return Bond	Bank of America	$10,956	Corporate Obligations
	Citigroup	24,490	Corporate Obligations
	Goldman Sachs	12,982	Corporate Obligations
	Goldman Sachs	718	Equity Securities
	JPMorgan Chase	28,622	Corporate Obligations
	Morgan Stanley	17,526	Corporate Obligations
	UBS Warburg	10,514	Corporate Obligations
Capital Stock
     Each share of each Fund’s $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.
     Each share of a Fund has one vote. On some issues, such as the election of directors, all shares of all FAIF funds vote together as one series. The shares do not have cumulative voting rights. On issues affecting only a particular Fund, the shares of that Fund will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan.
     The Bylaws of FAIF provide that annual shareholders meetings are not required and that meetings of shareholders need only be held with such frequency as required under Minnesota law and the 1940 Act.
     As of September 30, 2010, the directors and officers of FAIF as a group owned less than 1% of each Fund’s outstanding shares and the Funds were aware that the following persons owned of record 5% or more of the outstanding shares of each class of stock of the Funds:

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

California Tax Free Fund

U.S. BANCORP INVESTMENTS INC	6.67%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.	5.47%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

MERRILL LYNCH PIERCE FENNER & SMITH				16.60%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

U.S. BANCORP INVESTMENTS INC.				8.77%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.				6.20%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.				5.86%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

BAND & CO						86.69%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						9.73%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Colorado Tax Free Fund

MERRILL LYNCH PIERCE FENNER & SMITH				16.68%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

UBS FINANCIAL SERVICES INC. FBO				8.80%
M B E LIMITED PARTNERSHIP C/O DON DITMARS A PARTNERSHIP PO BOX 126 CASTLE ROCK CO 80104-0126

BAND & CO						71.95%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						11.81%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

NFS LLC FEBO						6.34%
ALLIANCE BANK NA ALLIANCE BANK TRUST DEPARTMENT 160 MAIN ST ONEIDA NY 13421-1629

Core Bond Fund

ORCHARD TRUST CO LLC TRUSTEE/C	7.20%
FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002

MG TRUST COMPANY TRUSTEE					35.07%
MICHIGAN EDUCATIONAL PERSONNEL SERV 700 17th STREET SUITE 300 DENVER CO 80202-3531

FRONTIER TRUST CO FBO					17.94%
SHERRY MEYERHOFF HANSON & CRANCE LL PO BOX 10758 FARGO ND 58106-0758

MG TRUST					13.22%
SHUMATE TRI-CITY LLC 401K 700 17th ST STE 300 DENVER CO 80202-3531

TD AMERITRADE TRUST CO					9.44%
COMPANY # C81 PO BOX 17748 DENVER CO 80217-0748

MG TRUST COMPANY CUST. FBO					7.89%
TECHNOLOGY SALES ASSOCIATES, INC. 700 17th STREET SUITE 300 DENVER CO 80202-3531

MG TRUST COMPANY CUST. FBO					7.14%
M. LONDON, INC. 700 17th STREET SUITE 300 DENVER CO 80202-3531

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

BAND & CO						52.54%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO						29.58%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						12.91%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

High Income Bond Fund

TRUST CO OF AMERICA PO BOX 6503 ENGLEWOOD CO 80155-6503

CHARLES SCHWAB & CO INC		7.23%
SPECIAL CUSTODY ACCT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151

U.S. BANCORP INVESTMENTS INC.		6.56%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

MESIROW FINANCIAL INC		5.02%
BISHOP LIV TRUST 350 NORTH CLARK STREET CHICAGO IL 60654-4712

MERRILL LYNCH PIERCE FENNER & SMITH			5.52%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

U.S. BANCORP INVESTMENTS INC.					49.71%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

MG TRUST CO CUST FBO					22.54%
WATERSTONE BRANDS INC 401K 700 17TH ST STE 300 DENVER CO 80202-3531

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

MG TRUST COMPANY TRUSTEE					12.43%
MICHIGAN EDUCATIONAL PERSONNEL SERV 700 17TH STREET STE 300 DENVER CO 80202-3531

MG TRUST COMPANY CUST. FBO					9.85%
JOHNSON-QUAID VENTURES, LLC 700 17TH STREET STE 300 DENVER CO 80202-3531

BAND & CO						74.79%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						13.89%
PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO						9.42%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Inflation Protected Securities Fund

U.S. BANCORP INVESTMENTS INC.	5.15%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.	5.15%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.	5.15%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

PIMS/PRUDENTIAL RETIREMENT					99.58%
AS NOMINEE FOR THE TTEE/CUST PL 007 PBC MANAGEMENT, INC. 2360 FIFTH ST MANDEVILLE LA 70471-1861

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

BAND & CO						77.29%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						9.43%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO						8.16%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Intermediate Government Bond Fund

FIRST CLEARING LLC				6.26%
ENRIQUE G FAJARDO 18 VILLAGE PL SECAUCUS NJ 07094-4032

PERSHING LLC				5.03%
P.O. BOX 2052 JERSEY CITY NJ 07303-2052

VIRGINIA GALLAGHER FBO					53.37%
ABERDEEN FABRICS INC 401K PSP & TRUST 11568 US HIGHWAY 15 501 ABERDEEN NC 28315-5834

ROBERTA BORLIK FBO					11.38%
THIESING VENEER CO INC 401K PSP & TRUST 300 S PARK DR MOORESVILLE IN 46158-1754

COUNSEL TRUST DBA MID ATLANTIC					8.01%
TRUST COMPANY FBO LAUFER GROUP INTERNATIONAL LTD 401 K PROFIT SHARING PLAN & TRUST 1251 WATERFRONT PL STE 510 PITTSBURGH PA 15222-4228

COUNSEL TRUST DBA MATC FBO					7.86%
YOST CONSERVATION LLC 401K PSP & TRUST 1251 WATERFRONT PL STE 525 PITTSBURGH PA 15222-4228

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

BAND & CO						47.44%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

US BANK CUST						27.87%
US BANCORP CAP U/A 01-01-1984 60 LIVINGSTON AVE SAINT PAUL MN 55107-2575

CAPINCO						14.80%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						5.30%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Intermediate Tax Free Fund

MERRILL LYNCH PIERCE FENNER				18.88%
& SMITH SAFEKEEPING ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

BAND & CO						67.59%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						24.33%
PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO						6.38%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Intermediate Term Bond Fund

ORCHARD TRUST CO LLC TRUSTEE/C	6.62%
FBO RETIREMENT PLANS 8515 E ORCHARD RD 2T2 GREENWOOD VLG CO 80111-5002

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

BAND & CO						63.49%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO						17.51%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						11.93%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Minnesota Intermediate Municipal Bond Fund

US BANCORP INVESTMENTS INC	5.79%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC				6.00%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

US BANCORP INVESTMENTS INC				5.91%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

BAND & CO						91.60%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Minnesota Municipal Bond Fund

MERRILL LYNCH PIERCE FENNER & SMITH				6.01%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

BAND & CO						89.50%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

Missouri Tax Free Fund

U S BANCORP INVESTMENTS INC	5.08%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.				14.88%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

PERSHING LLC				11.05%
P O BOX 2052 JERSEY CITY NJ 07303-2052

FIRST CLEARING LLC				8.05%
2801 MARKET ST SAINT LOUIS MO 63103-2523

U.S. BANCORP INVESTMENTS INC.				7.50%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.				5.89%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.				5.79%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

BAND & CO						86.75%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						8.35%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Nebraska Municipal Bond Fund

RBC CAPITAL MARKETS CORP FBO	14.65%
J JOHN GRAINGER 2929 VAN DORN ST LINCOLN NE 68502-4261

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

FIRST CLEARING LLC				6.27%
& S A MOHANNA TRUST UAD 5/23/05 TEN COM 702 FORT CROOK RD S STE 343 BELLEVUE NE 68005-7905

BAND & CO						67.40%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						13.98%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO						13.35%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Ohio Tax Free Fund

U.S. BANCORP INVESTMENTS INC.	11.84%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

NFS LLC FEBO	8.21%
JOHN SIDELL 8033 W BANCROFT ST TOLDEO OH 43617-1651

U S BANCORP INVESTMENTS INC	6.88%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U S BANCORP INVESTMENTS INC	6.23%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.	6.17%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.	5.26%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.				17.10%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

U.S. BANCORP INVESTMENTS INC.				6.90%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.				6.68%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

ROBERT W BAIRD & CO INC				5.72%
777 EAST WISCONSIN AVENUE MILWAUKEE WI 53202-5300

BAND & CO						92.35%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Oregon Intermediate Municipal Bond Fund

U S BANCORP INVESTMENTS INC.	8.14%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

WELLS FARGO INVESTMENTS LLC	6.06%
625 MARQUETTE AVE S 13TH FLOOR MINNEAPOLIS MN 55402-2323

BAND & CO						48.63%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						47.26%
PO BOX 1787 MILWAUKEE WI 53201-1787

Short Tax Free Fund

RBC CAPITAL MARKETS CORP FBO	28.19%
PHILLIPS RECYCLING SYSTEMS INC PO BOX 7006 ST CLOUD MN 56302-7006

U.S. BANCORP INVESTMENTS INC.	7.26%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

MERRILL LYNCH PIERCE FENNER & SMITH	5.51%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

BAND & CO						75.29%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						18.98%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Short Term Bond Fund

MERRILL LYNCH PIERCE			5.96%
FENNER & SMITH SAFEKEEPING ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

BAND & CO						64.26%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

CAPINCO						17.09%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						13.22%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

Tax Free Fund

MERRILL LYNCH PIERCE FENNER & SMITH				21.10%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

BAND & CO						83.21%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

WASHINGTON & CO						10.04%
PO BOX 1787 MILWAUKEE WI 53201-1787

Total Return Bond Fund

U.S. BANCORP INVESTMENTS INC.		7.71%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

U.S. BANCORP INVESTMENTS INC.		6.84%
60 LIVINGSTON AVE SAINT PAUL MN 55107-2292

MERRILL LYNCH PIERCE FENNER & SMITH			5.51%
ATTN PHYSICAL TEAM 4800 DEER LAKE DR E JACKSONVILLE FL 32246-6484

MG TRUST CO CUST FBO					32.35%
OMAHA NEON SIGN INC 700 17TH ST STE 300 DENVER CO 80202-3531

NEW YORK LIFE TRUST COMPANY					19.72%
ATTN TRUST ADMIN 2ND FL 169 LACKAWANNA AVE PARSIPPANY NJ 07054-1007

ORCHARD TRUST CO LLC CUST					16.78%
OPP FUNDS RECORDK PRO RET PL 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111

MG TRUST CO CUST FBO					7.59%
WATERMAN EXECUTIVE SEARCH 401K 700 17th ST STE 300 DENVER CO 80202-3531

MG TRUST					5.06%
CIRCLE & SQUARE INC 700 17th ST STE 300 DENVER CO 80202-3531

BAND & CO						56.17%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

	Percentage of Outstanding Shares
Fund	Class A	Class B	Class C	Class C1	Class R3	Class I

CAPINCO						26.13%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787

WASHINGTON & CO						15.35%
C/O US BANK PO BOX 1787 MILWAUKEE WI 53201-1787
Net Asset Value
     The public offering price of the shares of a Fund generally equals the Fund’s net asset value plus any applicable sales charge. A summary of any applicable sales charge assessed on Fund share purchases is set forth in the Funds’ Prospectuses. The public offering price of the Class A Shares of the Income Funds and Tax Free Income Funds as of June 30, 2010 was as set forth below. Please note that the public offering prices of Class B, Class C, Class R3, and Class I Shares are the same as net asset value since no sales charges are imposed on the purchase of such shares.

Public Offering Price
Fund	Class A
Core Bond Fund	$11.72
High Income Bond Fund	8.65
Inflation Protected Securities Fund	10.79
Intermediate Government Bond Fund	8.97
Intermediate Term Bond Fund	10.57
Short Term Bond Fund	10.21
Total Return Bond Fund	10.73
California Tax Free Fund	11.36
Colorado Tax Free Fund	10.57
Intermediate Tax Free Fund	11.15
Minnesota Intermediate Municipal Bond Fund	10.35
Minnesota Municipal Bond Fund	11.35
Missouri Tax Free Fund	12.20
Nebraska Municipal Bond Fund	10.80
Ohio Tax Free Fund	10.88
Oregon Intermediate Municipal Bond Fund	10.34
Short Tax Free Fund	10.21
Tax Free Fund	11.08
     The net asset value of each Fund’s shares is determined on each day during which the New York Stock Exchange (the “NYSE”) is open for business. The NYSE is not open for business on the following holidays (or on the nearest Monday or Friday if the holiday falls on a weekend): New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each year the NYSE may designate different dates for the observance of these holidays as well as designate other holidays for closing in the future. To the extent that the securities held by a Fund are traded on days that the Fund is not open for business, such Fund’s net asset value per share may be affected on days when investors may not purchase or redeem shares. This may occur, for example, where a Fund holds securities which are traded in foreign markets.
     On June 30, 2010, the net asset values per share for each class of shares of the Income Funds and the Tax Free Income Funds were calculated as follows.

		Shares	Net Asset
Fund	Net Assets	Outstanding	Value Per Share

Core Bond Fund
Class A	$93,373,910	8,323,204	$11.22
Class B	3,606,916	324,486	11.12
Class C	3,796,341	339,666	11.18
Class R3	379,246	33,638	11.27
Class I	1,179,452,897	105,174,511	11.21

High Income Bond Fund
Class A	29,532,066	3,564,817	8.28
Class B	1,628,145	197,879	8.23
Class C	6,969,018	845,189	8.25
Class R3	343,312	40,679	8.44
Class I	350,065,589	42,246,377	8.29

Inflation Protected Securities Fund
Class A	7,894,073	764,417	10.33
Class C	6,673,250	651,417	10.24
Class R3	1,331,735	129,217	10.31
Class I	156,985,771	15,180,649	10.34

Intermediate Government Bond Fund
Class A	19,003,170	2,166,462	8.77
Class C	1,939,814	221,092	8.77
Class R3	651,714	74,337	8.77
Class I	152,088,686	17,337,660	8.77

Intermediate Term Bond Fund
Class A	26,340,561	2,548,984	10.33
Class I	734,924,465	71,409,181	10.29

Short Term Bond Fund
Class A	87,630,954	8,779,690	9.98
Class C	3,111,027	310,978	10.00
Class I	629,150,909	63,004,777	9.99

Total Return Bond Fund
Class A	28,164,607	2,742,263	10.27
Class B	1,413,241	138,303	10.22
Class C	6,748,293	661,302	10.20
Class R3	600,847	58,272	10.31
Class I	655,301,293	63,853,230	10.26

		Shares	Net Asset
Fund	Net Assets	Outstanding	Value Per Share

California Tax Free Fund
Class A	17,315,079	1,591,675	10.88
Class C	4,673,567	428,979	10.89
Class I	81,609,000	7,502,066	10.88

Colorado Tax Free Fund
Class A	10,811,087	1,068,741	10.12
Class C	3,171,863	314,390	10.09
Class I	49,243,905	4,856,245	10.14

Intermediate Tax Free Fund
Class A	59,606,325	5,469,323	10.90
Class C	1,483,349	135,553	10.94
Class I	716,452,163	65,913,676	10.87

Minnesota Intermediate Municipal Bond Fund
Class A	34,956,806	3,453,175	10.12
Class C	3,964,610	390,939	10.14
Class I	193,443,414	19,226,071	10.06

Minnesota Municipal Bond Fund
Class A	91,921,929	8,455,451	10.87
Class C	26,772,514	2,473,908	10.82
Class I	52,638,995	4,848,992	10.86

Missouri Tax Free Fund
Class A	23,830,821	2,039,572	11.68
Class C	1,652,837	141,827	11.65
Class I	137,048,654	11,724,605	11.69

Nebraska Municipal Bond Fund
Class A	6,333,120	612,215	10.34
Class C	4,181,348	407,494	10.26
Class I	31,756,789	3,071,732	10.34

Ohio Tax Free Fund
Class A	1,899,015	182,176	10.42
Class C	1,347,112	131,125	10.27
Class I	59,527,407	5,714,526	10.42

Oregon Intermediate Municipal Bond Fund
Class A	31,042,802	3,069,518	10.11
Class I	133,816,458	13,236,635	10.11

Short Tax Free Fund
Class A	7,168,100	718,270	9.98
Class I	310,783,040	31,141,820	9.98

		Shares	Net Asset
Fund	Net Assets	Outstanding	Value Per Share

Tax Free Fund
Class A	45,885,268	4,326,554	10.61
Class C	5,697,358	539,751	10.56
Class I	444,217,245	41,841,443	10.62
Taxation
     Each Fund intends to fulfill the requirements of Subchapter M of the Code, to qualify as a regulated investment company. If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.
     With respect to a Fund’s investments in U.S. Treasury inflation-protected securities and other inflation-protected securities that accrue inflation into their principal value, the Fund will be required to treat as original issue discount any increase in the principal amount of the securities that occurs during the course of its taxable year. If the Fund purchases such inflation-protected securities that are issued in stripped form either as stripped bonds or coupons, it will be treated as if it had purchased a newly issued debt instrument having original issue discount. Generally, the original issue discount equals the difference between the “stated redemption price at maturity” of the obligation and its “issue price” as those terms are defined in the Code. The Fund will be required to accrue as ordinary income a portion of such original issue discount even though it receives no cash currently as interest payment corresponding to the amount of the original issue discount. Because the Fund is required to distribute substantially all of its net investment income (including accrued original issue discount) in order to be taxed as a regulated investment company, it may be required to distribute an amount greater than the total cash income it actually receives. Accordingly, in order to make the required distributions, the Fund may be required to borrow or liquidate securities.
     If one of the Tax Free Income Funds disposes of a municipal obligation that it acquired after April 30, 1993 at a market discount, it must recognize any gain it realizes on the disposition as ordinary income (and not as capital gain) to the extent of the accrued market discount.
     When a Fund has a capital loss carry-forward, it does not make capital gains distributions until the loss has been offset or expired. As of June 30, 2010, the following Funds had capital loss carry-forwards available for federal income tax purposes, expiring in the year indicated.

		Capital Loss
		Carry-Forwards
Fund	Expiration Year	(000’s omitted)

Core Bond Fund	2015	$994
	2017	25,107
	2018	17,128

High Income Bond Fund	2017	23,659

Inflation Protected Securities Fund	2014	256
	2015	5,928
	2016	953
	2017	4,724
	2018	2,807

		Capital Loss
		Carry-Forwards
Fund	Expiration Year	(000’s omitted)

Intermediate Government Bond Fund	2011	2,293
	2012	1,293
	2013	554
	2014	1,629
	2015	2,447
	2016	165
	2017	3,538

Intermediate Term Bond Fund	2015	3,607
	2017	11,744
	2018	4,697

Short Term Bond Fund	2013	1,315
	2014	8,101
	2015	7,433
	2017	839
	2018	2,980

Total Return Bond Fund	2017	41,302
	2018	37,557

Minnesota Municipal Bond Fund	2018	65

Nebraska Municipal Bond Fund	2016	25
	2017	333
	2018	36

Ohio Tax Free Fund	2017	225
	2018	205

Oregon Intermediate Municipal Bond Fund	2017	141

Short Tax Free Fund	2015	937
	2017	312

Tax Free Fund	2018	6,429
     Some of the investment practices that may be employed by the Funds will be subject to special provisions that, among other things, may defer the use of certain losses of such Funds, affect the holding period of the securities held by the Funds and, particularly in the case of transactions in or with respect to foreign currencies, affect the character of the gains or losses realized. These provisions may also require the Funds to mark-to-market some of the positions in their respective portfolios (i.e., treat them as closed out) or to accrue original discount, both of which may cause such Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for qualification as a regulated investment company and for avoiding income and excise taxes. Accordingly, in order to make the required distributions, a Fund may be required to borrow or liquidate securities. Each Fund will monitor its transactions and may make certain elections in order to mitigate the effect of these rules and prevent disqualification of the Funds as regulated investment companies.
     When a Fund lends portfolio securities to a borrower as described above in “Lending of Portfolio Securities,” payments in lieu of dividends made by the borrower to the Fund will not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities. Such payments in lieu of dividends are taxable as ordinary income.
     It is expected that any net gain realized from the closing out of futures contracts, options, or forward currency contracts will be considered gain from the sale of securities or currencies and therefore qualifying income for purposes of the requirement that a regulated investment company derive at least 90% of gross income from investment securities.
     Inflation Protected Securities Fund may invest in commodity and commodity index-linked futures contracts and options thereon. On December 16, 2005, the IRS issued Revenue Ruling 2006-01, which held that income derived from commodity index-linked swaps is not qualifying income for purposes of the 90% qualifying income test. The IRS has indicated that it will apply the principles of Revenue Ruling 2006-1 to other commodity index-linked derivative instruments such as options, futures, and forward contracts. Consequently, Inflation Protected Securities Fund must ensure that income derived from commodity index-linked derivative instruments, when combined with any other non-qualified income, does not exceed 10% of its gross income for any taxable year.
     Any loss on the sale or exchange of shares of a Fund generally will be disallowed to the extent that a shareholder acquires or contracts to acquire shares of the same Fund within 30 days before or after such sale or exchange. Furthermore, if Fund shares with respect to which a long-term capital gain distribution has been made are held for less than six months, any loss on the sale of exchange of such shares will be treated as a long-term capital loss to the extent of such long-term capital gain distribution. Furthermore, if a shareholder of any of the Tax Free Income Funds receives an exempt-interest dividend from such fund and then disposes of his or her shares in such fund within six months after acquiring them, any loss on the sale or exchange of such shares will be disallowed to the extent of the exempt-interest dividend.
     For federal tax purposes, if a shareholder exchanges shares of a Fund for shares of any other FAIF Fund pursuant to the exchange privilege (see “Purchasing, Redeeming, and Exchanging Shares” in the Prospectuses), such exchange will be considered a taxable sale of the shares being exchanged. Furthermore, if a shareholder of Class A, Class B or Class C Shares carries out the exchange within 90 days of purchasing shares in a fund on which he or she has incurred a sales charge, the sales charge cannot be taken into account in determining the shareholder’s gain or loss on the sale of those shares to the extent that the sales charge that would have been applicable to the purchase of the later-acquired shares in the other Fund is reduced because of the exchange privilege. However, the amount of any sales charge that may not be taken into account in determining the shareholder’s gain or loss on the sale of the first-acquired shares may be taken into account in determining gain or loss on the eventual sale or exchange of the later-acquired shares.
     Pursuant to the Code, distributions of net investment income by a Fund to a shareholder who is a foreign shareholder (as defined below) will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by a Fund to a foreign shareholder is “effectively connected” with a U.S. trade or business of such shareholder, in which case the reporting and withholding requirements applicable to U.S. citizens or domestic corporations will apply. Distributions of net long-term capital gains are not subject to tax withholding but, in the case of a foreign shareholder who is a nonresident alien individual, such distributions ordinarily will be subject to U.S. income tax at a rate of 30% if the individual is physically present in the United States for more than 182 days during the taxable year. Each Fund will report annually to its shareholders the amount of any withholding.

     A foreign shareholder is any person who is not (i) a citizen or resident of the United States, (ii) a corporation, partnership or other entity organized in the United States or under the laws of the Untied States or a political subdivision thereof, (iii) an estate whose income is includible in gross income for U.S. federal income tax purposes or (iv) a trust whose administration is subject to the primary supervision of the U.S. court and which has one or more U.S. fiduciaries who have authority to control all substantial decisions of the trust.
     The foregoing relates only to federal income taxation and is a general summary of the federal tax law in effect as of the date of this SAI.
     With respect to the Minnesota Intermediate Municipal Bond Fund and the Minnesota Municipal Bond Fund, the 1995 Minnesota Legislature enacted a statement of intent (codified at Minn. Stat. § 289A.50, subdivision 10) that interest on obligations of Minnesota governmental units and Indian tribes be included in the net income of individuals, estates and trusts for Minnesota income tax purposes if a court determines that Minnesota’s exemption of such interest unlawfully discriminates against interstate commerce because interest on obligations of governmental issuers located in other states is so included. This provision applies to taxable years that begin during or after the calendar year in which any such court decision becomes final, irrespective of the date on which the obligations were issued.
     On May 19, 2008, the U.S. Supreme Court decided the case of Department of Revenue of Kentucky v. Davis, in which a taxpayer had challenged Kentucky’s scheme of taxation under which it exempted from taxation interest on the bonds of the Commonwealth of Kentucky and its political subdivisions while subjecting to tax interest on bonds of other states and their political subdivisions. The Supreme Court held that Kentucky’s taxing scheme did not violate the Commerce Clause. The Court, however, dealt with bonds of the state and its political subdivisions that financed governmental projects, and noted that the case did not present the question of the treatment of private activity bonds that are used to finance projects for private entities. (The Court’s opinion also did not address the issue of discriminatory treatment of Indian tribal bonds.) The Court’s opinion left open the possibility that another party could challenge a state’s discriminatory treatment of the interest on private activity bonds on the ground that it violates the Commerce Clause. The management of the Funds is not aware that any such case has been brought. Nevertheless, a court in the future could hold that a state’s discriminatory treatment of private activity bonds of issuers located within or outside the state violates the Commerce Clause, and in that case the 1995 Minnesota legislative provision could take effect and interest on certain Minnesota obligations held by the Minnesota Intermediate Municipal Bond Fund and Minnesota Municipal Bond Fund would become taxable in Minnesota.
Purchase and Redemption of Fund Shares
     As described in the Prospectus, the Funds provide you with alternative ways of purchasing Fund shares based upon your individual investment needs and preferences.
     Each Class of shares of a Fund represents an interest in the same portfolio of investments. Each Class of shares is identical in all respects except that each Class bears its own class expenses, including distribution and administration expenses, and each Class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each Class of shares, net income per share, dividends per share and net asset value per share will vary among a Fund’s classes of shares. There are no conversion, preemptive or other subscription rights, except that Class B shares automatically convert into Class A shares as described below.
     Shareholders of each Class will share expenses proportionately for services that are received equally by all shareholders. A particular Class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. For example, class-specific expenses generally will include distribution and service fees for those classes that pay such fees.

     The expenses to be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iii) SEC and state securities registration fees incurred by a specific class of shares, (iv) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (v) litigation or other legal expenses relating to a specific class of shares, (vi) directors’ fees or expenses incurred as a result of issues relating to a specific class of shares, (vii) accounting expenses relating to a specific class of shares and (viii) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.
Class A Shares
     Class A shares may be purchased at a public offering price equal to the applicable net asset value per share plus any up-front sales charge imposed at the time of purchase as set forth in the Prospectus. Shareholders may qualify for a reduced sales charge, or the sales charge may be waived in its entirety, as described below. Class A shares of the Income Funds are also subject to an annual service fee of 0.25% and Class A shares of the Tax Free Income Funds are also subject to an annual service fee of 0.20%. See “Distribution and Service Plans.” Set forth below is an example of the method of computing the offering price of the Class A shares of each of the Funds. The example assumes a purchase on July 31, 2010 of Class A shares of a Fund aggregating less than $50,000 subject to the schedule of sales charges set forth in the Prospectus at a price based upon the net asset value of the Class A shares.
Reducing Class A Sales Charge
     Sales charges on the purchase of Class A shares, of applicable funds, can be reduced through (i) rights of accumulation, or (ii) signing a 13-month letter of intent.
     Rights of Accumulation
     You may qualify for a reduced sales charge on a purchase of Class A shares of a Fund if the amount of your purchase, when added to the value that day of all of your shares of any Nuveen Mutual Fund, falls within the amounts stated in the Class A Sales Charges and Commissions table in the “How You Can Buy and Sell Shares” in the Prospectus. You and your financial advisor must notify the Distributor or the Fund’s transfer agent of any cumulative discount whenever you plan to purchase Class A shares of a Fund that you wish to qualify for a reduced sales charge.
     Letter of Intent
     You may qualify for a reduced sales charge on a purchase of Class A shares of a Fund if you plan to purchase Class A shares of Nuveen Mutual Funds over the next 13 months and the total amount of your purchases would, if purchased at one time, qualify you for one of the reduced sales charges shown in the Class A Sales Charges and Commissions table in “How You Can Buy and Sell Shares” in the Prospectus. In order to take advantage of this option, you must complete the applicable section of the Application Form or sign and deliver either to your financial advisor or other a financial intermediary or to the Fund’s transfer agent a written Letter of Intent in a form acceptable to the Distributor. A Letter of Intent states that you intend, but are not obligated, to purchase over the next 13 months a stated total amount of Class A shares that would qualify you for a reduced sales charge shown above. You may count shares of all Nuveen Mutual Funds that you already own and any Class I and Class C shares of a Nuveen Mutual Fund that you purchase over the next 13 months towards completion of your investment program, but you will receive a reduced sales charge only on new Class A shares you purchase with a sales charge over the 13 months. You cannot count towards completion of your investment program Class A shares that you purchase without a sales charge through investment of distributions from a Nuveen Mutual Fund or a Nuveen Defined Portfolio, or otherwise.

     By establishing a Letter of Intent, you agree that your first purchase of Class A shares of a Fund following execution of the Letter of Intent will be at least 5% of the total amount of your intended purchases. You further agree that shares representing 5% of the total amount of your intended purchases will be held in escrow pending completion of these purchases. All dividends and capital gains distributions on Class A shares held in escrow will be credited to your account. If total purchases, less redemptions, prior to the expiration of the 13 month period equal or exceed the amount specified in your Letter of Intent, the Class A shares held in escrow will be transferred to your account. If the total purchases, less redemptions, exceed the amount specified in your Letter of Intent and thereby qualify for a lower sales charge than the sales charge specified in your Letter of Intent, you will receive this lower sales charge retroactively, and the difference between it and the higher sales charge paid will be used to purchase additional Class A shares on your behalf. If the total purchases, less redemptions, are less than the amount specified, you must pay the Distributor an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied. If you do not pay the additional amount within 20 days after written request by the Distributor or your financial advisor, the Distributor will redeem an appropriate number of your escrowed Class A shares to meet the required payment. By establishing a Letter of Intent, you irrevocably appoint the Distributor as attorney to give instructions to redeem any or all of your escrowed shares, with full power of substitution in the premises.
     You or your financial advisor must notify the Distributor or the Funds’ transfer agent whenever you make a purchase of Fund shares that you wish to be covered under the Letter of Intent option.
     For purposes of determining whether you qualify for a reduced sales charge as described under Rights of Accumulation and Letter of Intent, you may include together with your own purchases those made by your spouse or domestic partner and your dependent children, whether these purchases are made through a taxable or non-taxable account. You may also include purchases made by a corporation, partnership or sole proprietorship which is 100% owned, either alone or in combination, by any of the foregoing. In addition, a trustee or other fiduciary can count all shares purchased for a single trust, estate or other single fiduciary account that has multiple accounts (including one or more employee benefit plans of the same employer).
     Elimination of Sales Charge on Class A Shares
     Class A shares of a Fund may be purchased at net asset value without a sales charge by the following categories of investors:
•	investors purchasing $1,000,000 or more;

•	officers, trustees and former trustees of the Nuveen Funds;

•	bona fide, full-time and retired employees of Nuveen Investments, and subsidiaries thereof, or their immediate family members (immediate family members are defined as their spouses, parents, children, grandparents, grandchildren, parents-in-law, sons-and daughters-in-law, siblings, a sibling’s spouse and a spouse’s siblings);

•	any person who, for at least the last 90 days, has been an officer, director or bona fide employee of any financial intermediary, or their immediate family members;

•	bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	investors purchasing on a periodic fee, asset-based fee or no transaction fee basis through a broker-dealer sponsored mutual fund purchase program;

•	clients of investment advisers, financial planners or other financial intermediaries that charge periodic or asset-based fees for their services;

•	employer-sponsored retirement plans except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and

•	with respect to purchases by employer-sponsored retirement plans with at least 25 employees and which either (a) make an initial purchase of one or more Nuveen Mutual Funds aggregating $500,000 or more; or (b) execute a Letter of Intent to purchase in the aggregate $500,000 or more of fund shares.
     Any Class A shares purchased pursuant to a special sales charge waiver must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by the Funds. You or your financial advisor must notify the Distributor or your Fund’s transfer agent whenever you make a purchase of Class A shares of any Fund that you wish to be covered under these special sales charge waivers.
     Class A shares of any Fund may be issued at net asset value without a sales charge in connection with the acquisition by a Fund of another investment company. All purchases under the special sales charge waivers will be subject to minimum purchase requirements as established by the Funds.
     The reduced sales charge programs may be modified or discontinued by the Funds at any time. For more information about the purchase of Class A shares or the reduced sales charge program, or to obtain the required application forms, call Nuveen Investor Services toll-free at (800) 257-8787.
Class B Shares
     The applicable Funds will only issue Class B shares (i) upon the exchange of Class B shares from another Nuveen Mutual Fund and (ii) for purposes of dividend reinvestment. Class B shares are not available for new accounts or for additional investment into existing accounts.
     You may be subject to a Contingent Deferred Sales Charge (“CDSC”) if you redeem your Class B shares prior to the end of the sixth year after purchase. See “Reduction or Elimination of Contingent Deferred Sales Charge” below. The Distributor compensates financial intermediaries for sales of Class B shares at the time of sale at the rate of 4.25% of the amount of Class B shares purchased, which represents a sales commission of 4.00% plus an advance on the first year’s annual service fee of 0.25%.
     Class B shares acquired through the reinvestment of dividends are not subject to a CDSC. Any CDSC will be imposed on the lower of the redeemed shares’ cost or net asset value at the time of redemption.

     Class B shares will automatically convert to Class A shares eight years after purchase. The purpose of the conversion is to limit the distribution fees you pay over the life of your investment. All conversions will be done at net asset value without the imposition of any sales load, fee, or other charge, so that the value of each shareholder’s account immediately before conversion will be the same as the value of the account immediately after conversion. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, Class B shares acquired through reinvestment of distributions will be attributed to particular purchases of Class B shares in accordance with such procedures as the Board of Trustees may determine from time to time. Class B shares that are converted to Class A shares will remain subject to an annual service fee that is identical in amount for both Class B shares and Class A shares. Since net asset value per share of the Class B shares and the Class A shares may differ at the time of conversion, a shareholder may receive more or fewer Class A shares than the number of Class B shares converted. Any conversion of Class B shares into Class A shares will be subject to the continuing availability of an opinion of counsel or a private letter ruling from the Internal Revenue Service to the effect that the conversion of shares would not constitute a taxable event under federal income tax law. Conversion of Class B shares into Class A shares might be suspended if such an opinion or ruling were no longer available.
Class C Shares
     You may purchase Class C shares at a public offering price equal to the applicable net asset value per share without any up-front sales charge. Class C shares are subject to an annual distribution fee of 0.75% to compensate the Distributor for paying your financial advisor or other financial intermediary an ongoing sales commission. Class C shares are also subject to an annual service fee of 0.25% to compensate financial intermediaries for providing you with ongoing financial advice and other account services. The Distributor compensates financial intermediaries for sales of Class C shares at the time of the sale at a rate of 1% of the amount of Class C shares purchased, which represents an advance of the first year’s distribution fee of 0.75% plus an advance on the first year’s annual service fee of 0.25%. See “Distribution and Service Plans.”
     Class C share purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser’s shares of any class of any Nuveen Mutual Fund, cause the purchaser’s cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limit should be placed only for Class A shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the financial intermediary, and the Fund receives written confirmation of such approval. Class C shares do not convert.
     Redemption of Class C shares within 12 months of purchase may be subject to a CDSC of 1% of the lower of the purchase price or redemption proceeds. Because Class C shares do not convert to Class A shares and continue to pay an annual distribution fee indefinitely, Class C shares should normally not be purchased by an investor who expects to hold shares for significantly longer than eight years.
Class C1 Shares
     Class C1 shares are not available for new accounts or for additional investment into existing accounts, but Class C1 shares can be issued for purposed of dividend reinvestment. Class C1 shares are also subject to an annual service fee of 0.25% to compensate financial intermediaries for providing you with ongoing financial advice and other account services. The Distibutor compensates financial intermediaries for sales of Class C1 shares at the time of the sale at a rate of 0.65% of the amount of Class C1 shares purchased, which represents an advance of the first year’s distribution fee of 0.40% plus an advance on the first year’s annual service fee of 0.25%. See “Distribution and Service Plans.”

     Class C1 share purchase orders equaling or exceeding $1,000,000 will not be accepted. In addition, purchase orders for a single purchaser that, when added to the value that day of all of such purchaser’s shares of any class of any Nuveen Mutual Fund, cause the purchaser’s cumulative total of shares in Nuveen Mutual Funds to equal or exceed the aforementioned limit will not be accepted. Purchase orders for a single purchaser equal to or exceeding the foregoing limit should be placed only for Class A shares, unless such purchase has been reviewed and approved as suitable for the client by the appropriate compliance personnel of the financial intermediary, and the Fund receives written confirmation of such approval. Class C1 shares do not convert.
     Redemption of Class C1 shares within 12 months of purchase may be subject to a CDSC of 1% of the lower of the purchase price or redemption proceeds. Because Class C1 shares do not convert to Class A shares and continue to pay an annual distribution fee indefinitely, Class C1 shares should normally not be purchased by an investor who expects to hold shares for significantly longer than eight years.
Reduction or Elimination of Contingent Deferred Sales Charge
     Class A shares are normally redeemed at net asset value, without any CDSC. However, in the case of Class A shares purchased at net asset value without a sales charge because the purchase amount exceeded $1 million, where the financial intermediary did not waive the sales commission, a CDSC may be imposed on any redemptions. In the case of Class B shares redeemed within six years of purchase, a CDSC is imposed, beginning at 5% for redemptions within the first two years, and declining by 1% each year thereafter until disappearing after the sixth year. Class C and Class C1 shares are redeemed at net asset value, without any CDSC, except that a CDSC of 1% is imposed upon any redemption within 12 months of purchase (except in cases where the shareholder’s financial advisor agreed to waive the right to receive an advance of the first year’s distribution and service fee).
     In determining whether a CDSC is payable, each Fund will first redeem shares not subject to any charge and then will redeem shares held for the longest period, unless the shareholder specifies another order. No CDSC is charged on shares purchased as a result of automatic reinvestment of dividends or capital gains paid. In addition, no CDSC will be charged on exchanges of shares into another Nuveen Mutual Fund. The holding period is calculated on a monthly basis and begins on the date of purchase. The CDSC is assessed on an amount equal to the lower of the then current market value or the cost of the shares being redeemed. Accordingly, no sales charge is imposed on increases of net asset value above the initial purchase price. The Distributor receives the amount of any CDSC shareholders pay.
     The CDSC may be waived or reduced under the following circumstances: (i) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (ii) in the event of the death of the shareholder (including a registered joint owner); (iii) for redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (iv) involuntary redemptions caused by operation of law; (v) redemptions in connection with a payment of account or plan fees; (vi) redemptions in connection with the exercise of a reinstatement privilege whereby the proceeds of a redemption of a Fund’s shares subject to a sales charge are reinvested in shares of certain Funds within a specified number of days; (vii) redemptions in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the Board of Trustees has determined may have material adverse consequences to the shareholders of a Fund; (viii) in whole or in part for redemptions of shares by shareholders with accounts in excess of specified breakpoints that correspond to the breakpoints under which the up-front sales charge on Class A shares is reduced pursuant to Rule 22d-1 under the Act; (ix) redemptions of shares purchased under circumstances or by a category of investors for which Class A shares could be purchased at net asset value without a sales charge; (x) redemptions of Class A, Class B, Class C or Class C1 shares if the proceeds are transferred to an account managed by the Adviser and the Adviser refunds the advanced service and distribution fees to the Distributor; and (xi) redemptions of Class C shares in cases where (a) you purchase shares after committing to hold the shares for less than one year and

(b) your advisor consents up front to receiving the appropriate service and distribution fee on the Class C and Class C1shares on an ongoing basis instead of having the first year’s fees advanced by the Distributor. If a Fund waives or reduces the CDSC, such waiver or reduction would be uniformly applied to all Fund shares in the particular category. In waiving or reducing a CDSC, the Funds will comply with the requirements of Rule 22d-1 under the 1940 Act.
     In addition, the CDSC will be waived in connection with the following redemptions of shares held by an employer-sponsored qualified defined contribution retirement plan: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59-1/2, (b) as part of a series of substantially equal periodic payments, or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination or transfer to another employer’s plan or IRA; and (iv) redemptions resulting from the return of an excess contribution. The CDSC will also be waived in connection with the following redemptions of shares held in an IRA account: (i) for redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59-1/2; and (ii) for redemptions to satisfy required minimum distributions after age 70-1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Nuveen IRA accounts).
Class R3 Shares
     Class R3 shares are available for purchase at the offering price, which is the net asset value per share without any up-front sales charge. Class R3 shares are subject to annual distribution and service fees of 0.50% of the Funds’ average daily net assets. The annual 0.25% service fee compensates your financial advisor or other financial intermediary for providing ongoing service to you. The annual 0.25% distribution fee compensates the Distributor for paying your financial advisor or other associated financial intermediary an ongoing sales commission.
     Class R3 shares are only available for purchase by eligible retirement plans. Eligible retirement plans include, but are not limited to, 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and health care benefit funding plans. In addition, Class R3 shares are available only to retirement plans where Class R3 shares are held on the books of the Funds through omnibus accounts (either at the retirement plan level or at the level of the retirement plan’s financial intermediary). Class R3 shares are not available to traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans.
     The administrator of a retirement plan or employee benefits office can provide plan participants with detailed information on how to participate in the retirement plan and how to elect a Fund as an investment option. Retirement plan participants may be permitted to elect different investment options, alter the amounts contributed to the retirement plan, or change how contributions are allocated among investment options in accordance with the retirement plan’s specific provisions. The retirement plan administrator or employee benefits office should be consulted for details. For questions about their accounts, participants should contact their employee benefits office, the retirement plan administrator, or the organization that provides recordkeeping services for the retirement plan.
     Eligible retirement plans may open an account and purchase Class R3 shares directly from the Funds or by contacting any financial intermediary authorized to sell Class R3 shares of the Funds. Financial intermediaries may provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by retirement plan accounts and their retirement plan participants, including, without limitation, transfers of registration and dividend payee changes.
     Financial intermediaries may also perform other functions, including generating confirmation statements, and may arrange with retirement plan administrators for other investment or administrative services. Financial intermediaries may independently establish and charge retirement plans and retirement plan participants transaction fees and/or other additional amounts for such services, which may change over time. Similarly, retirement plans may charge retirement plan participants for certain expenses. These fees and additional amounts could reduce investment returns in Class R3 shares of the Funds.
     Financial intermediaries and retirement plans may have omnibus accounts and similar arrangements with a Fund and may be paid for providing shareholder servicing and other services. A financial intermediary or retirement plan may be paid for its services directly or indirectly by the Funds or the Distributor. The Distributor may pay a financial intermediary an additional amount for sub-transfer agency or other administrative services. Such sub-transfer agency or other administrative services may include, but are not limited to, the following: processing and mailing trade confirmations, monthly statements, prospectuses, annual reports, semiannual reports and shareholder notices and other required communications; capturing and processing tax data; issuing and mailing dividend checks to shareholders who have selected cash distributions; preparing record date shareholder lists for proxy solicitations; collecting and posting distributions to shareholder accounts; and establishing and maintaining systematic withdrawals, automated investment plans and shareholder account registrations. Your retirement plan may establish various minimum investment requirements for Class R3 shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class R3 shares or the reinvestment of dividends. Retirement plan participants should contact their retirement plan administrator with respect to these issues. This Statement of Additional Information should be read in conjunction with the retirement plan’s and/or the financial intermediary’s materials regarding their fees and services.
Class I Shares
     Class I shares are available for purchases for purchases using dividends and capital gains distributions on Class I shares. Class I shares also are available for the following categories of investors:
•	officers, trustees and former trustees of any Nuveen Fund and their immediate family members and officers, directors and former directors of any parent company of Nuveen and subsidiaries thereof and their immediate family members (“immediate family members” are defined as spouses, parents, children, grandparents, grandchildren, parents-in-law, sons- and daughters-in-law, siblings, a sibling’s spouse and a spouse’s siblings);

•	bona fide, full-time and retired employees of Nuveen, and subsidiaries thereof, or their immediate family members;

•	any person who, for at least the last 90 days, has been an officer, director or bona fide employee of any financial intermediary, or their immediate family members;

(Any shares purchased by investors falling within any of the first three categories listed above must be acquired for investment purposes and on the condition that they will not be transferred or resold except through redemption by a Fund).

•	bank or broker-affiliated trust departments investing funds over which they exercise exclusive discretionary investment authority and that are held in a fiduciary, agency, advisory, custodial or similar capacity;

•	investors purchasing through a periodic fee or asset-based fee program which is sponsored by a registered broker-dealer or other financial institution that has entered into an agreement with Nuveen;

•	fee paying clients of a registered investment advisor (“RIA”) who initially invests for clients an aggregate of $100,000 in Nuveen Mutual Funds through a fund “supermarket” or other mutual fund trading platform sponsored by a broker-dealer or trust company with which the RIA is not affiliated and which has not entered into an agreement with Nuveen;

•	employer-sponsored retirement plans, except SEPs, SAR-SEPs, SIMPLE IRAs and KEOGH plans; and

•	other Nuveen Mutual Funds whose investment policies permit investments in other investment companies.

     In addition, shareholders of Nuveen Defined Portfolios may reinvest their distributions in Class I shares, if, before September 6, 1994 (or before June 13, 1995 in the case of Nuveen Intermediate Duration Municipal Bond Fund), such shareholders had elected to reinvest distributions in Nuveen Mutual Fund shares.
     If you are eligible to purchase either Class I shares or Class A shares without a sales charge at net asset value, you should be aware of the differences between these two classes of shares. Class A shares are subject to an annual service fee to compensate financial intermediaries for providing you with ongoing account services. Class I shares are not subject to a distribution or service fee and, consequently, holders of Class I shares may not receive the same types or levels of services from financial intermediaries. In choosing between Class A shares and Class I shares, you should weigh the benefits of the services to be provided by financial intermediaries against the annual service fee imposed upon the Class A shares.
Shareholder Programs
Exchange Privilege
     You may exchange shares of a class of a Fund for shares of the same class of any other Nuveen Mutual Fund with reciprocal exchange privileges, at net asset value without a sales charge, by either sending a written request to the applicable Fund, c/o Nuveen Investor Services, P.O. Box 8530, Boston, Massachusetts 02266-8530 or by calling Nuveen Investor Services toll free at (800) 257-8787. You may also, under certain limited circumstances, exchange between certain classes of shares of the same Fund. An exchange between classes of shares of the same Fund may not be considered a taxable event; please consult your own tax advisor for further information. An exchange between classes of shares of the same Fund may be done in writing to the address stated above.
     If you exchange shares between different Nuveen Mutual Funds and your shares are subject to a CDSC, no CDSC will be charged at the time of the exchange. However, if you subsequently redeem the shares acquired through the exchange, the redemption may be subject to a CDSC, depending on when you purchased your original shares and the CDSC schedule of the fund from which you exchanged your shares. If you exchange between classes of shares of the same Fund and your original shares are subject to a CDSC, the CDSC will be assessed at the time of the exchange.
     The shares to be purchased through an exchange must be offered in your state of residence. The total value of exchanged shares must at least equal the minimum investment requirement of the Nuveen Mutual Fund being purchased. If your shares are held with a financial intermediary, the financial intermediary must have the operational capacity to support exchanges. For federal income tax purposes, an exchange between different Nuveen Mutual Funds constitutes a sale and purchase of shares and may result in capital gain or loss. Before making any exchange, you should obtain the Prospectus for the Nuveen Mutual Fund you are purchasing and read it carefully. If the registration of the account for the Fund you are purchasing is not exactly the same as that of the fund account from which the exchange is made, written instructions from all holders of the account from which the exchange is being made must be received, with signatures guaranteed by a member of an approved Medallion Guarantee Program or in such other manner as may be acceptable to the Fund. You may also exchange shares by telephone if you authorize telephone exchanges by checking the applicable box on the Application Form or by calling Nuveen Investor Services toll-free at (800) 257-8787 to obtain an authorization form. The exchange privilege may be modified or discontinued by a Fund at any time.
     The exchange privilege is not intended to permit a Fund to be used as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management, raise expenses and otherwise have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Fund management believes doing so would be in the best interest of the Fund, each Fund reserves the right to revise or terminate the exchange privilege, or limit the amount or number of exchanges or reject any exchange. Shareholders would be notified of any such action to the extent required by law. See “Frequent Trading Policy” below.

Reinstatement Privilege
     If you redeemed Class A or Class C shares of a Fund or any other Nuveen Mutual Fund that were subject to a sales charge or a CDSC, you have up to one year to reinvest all or part of the full amount of the redemption in the same class of shares of the Fund at net asset value. The reinstatement privilege for Class B shares is no longer available. This reinstatement privilege can be exercised only once for any redemption, and reinvestment will be made at the net asset value next calculated after reinstatement of the appropriate class of Fund shares. If you reinstate shares that were subject to a CDSC, your holding period as of the redemption date also will be reinstated for purposes of calculating a CDSC and the CDSC paid at redemption will be refunded. The federal income tax consequences of any capital gain realized on a redemption will not be affected by reinstatement, but a capital loss may be disallowed in whole or in part depending on the timing, the amount of the reinvestment and the fund from which the redemption occurred.
Suspension of Right of Redemption
     Each Fund may suspend the right of redemption of Fund shares or delay payment more than seven days (a) during any period when the NYSE is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted or an emergency exists as determined by the SEC so that trading of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for any other periods that the SEC by order may permit for protection of Fund shareholders.
Redemption In-Kind
     The Funds have reserved the right to redeem in-kind (that is, to pay redemption requests in cash and portfolio securities, or wholly in portfolio securities), although the Funds have no present intention to redeem in-kind. The Funds voluntarily have committed to pay in cash all requests for redemption by any shareholder, limited as to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of the 90-day period.
Frequent Trading Policy
     The Funds’ Frequent Trading Policy is as follows:
     Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors to periodically make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Mutual Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares.
     1. Definition of Round Trip
     A Round Trip trade is the purchase and subsequent redemption of Fund shares, including by exchange. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.
     2. Round Trip Trade Limitations
     Nuveen Mutual Funds limit the frequency of Round Trip trades that may be placed in a Fund. Subject to certain exceptions noted below, the Funds limit an investor to four Round Trips per trailing 12-month period and may also restrict the trading privileges of an investor who makes a Round Trip within a 30-day period if the purchase and redemption are of substantially similar dollar amounts and represent at least 25% of the value of the investor’s account.
     3. Enforcement
     Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Mutual Funds. Nuveen Mutual Funds may also bar an investor (and/or the investor’s financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict the investor’s existing account(s) to redemptions only. Nuveen Mutual Funds reserve the right, in their sole discretion, to (a) interpret the terms and application of these policies, (b) waive unintentional or minor violations (including transactions below certain dollar thresholds) if Nuveen Mutual Funds determine that doing so does not harm the interests of Fund shareholders, and (c) exclude certain classes of redemptions from the application of the trading restrictions set forth above.
     Nuveen Mutual Funds reserve the right to impose restrictions on purchases or exchanges that are more restrictive than those stated above if they determine, in their sole discretion, that a proposed transaction or series of transactions involve market timing or excessive trading that is likely to be detrimental to the Funds. The Funds may also modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances.
     The ability of Nuveen Mutual Funds to implement the Frequent Trading Policy for omnibus accounts at certain financial intermediaries may be dependent on receiving from those intermediaries sufficient shareholder information to permit monitoring of trade activity and enforcement of the Funds’ Frequent Trading Policy. In addition, the Funds may rely on a financial intermediary’s policy to restrict market timing and excessive trading if the Funds believe that the policy is reasonably designed to prevent market timing that is detrimental to the Funds. Such policy may be more or less restrictive than the Funds’ Policy. The Funds cannot ensure that these financial intermediaries will in all cases apply the Funds’ policy or their own policies, as the case may be, to accounts under their control.
Exclusions from the Frequent Trading Policy
     As stated above, certain redemptions are eligible for exclusion from the Frequent Trading Policy, including: (i) redemptions or exchanges by shareholders investing through the fee-based platforms of certain financial intermediaries (where the intermediary charges an asset-based or comprehensive “wrap” fee for its services) that are effected by the financial intermediaries in connection with systematic portfolio rebalancing; (ii) when there is a verified trade error correction, which occurs when a dealer firm sends a trade to correct an earlier trade made in error and then the firm sends an explanation to the Nuveen Mutual Funds confirming that the trade is actually an error correction; (iii) in the event of total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed; (iv) in the event of the death of the shareholder (including a registered joint owner); (v) redemptions made pursuant to a systematic withdrawal plan, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of an account’s net asset value depending on the frequency of the plan as designated by the shareholder; (vi) redemptions of shares that were purchased through a systematic investment program; (vii) involuntary redemptions caused by operation of law; (viii) redemptions in connection with a payment of account or plan fees; (ix) redemptions or exchanges by any “fund of funds” advised by the Adviser; and (x) redemptions in connection with the exercise of a Fund’s right to redeem all shares in an account that does not maintain a certain minimum balance or that the applicable board has determined may have material adverse consequences to the shareholders of a Fund.
     In addition, the following redemptions of shares by an employer-sponsored qualified defined contribution retirement plan are excluded from the Frequent Trading Policy: (i) partial or complete redemptions in connection with a distribution without penalty under Section 72(t) of the Code from a retirement plan: (a) upon attaining age 59-1/2; (b) as part of a series of substantially equal periodic payments; or (c) upon separation from service and attaining age 55; (ii) partial or complete redemptions in connection with a qualifying loan or hardship withdrawal; (iii) complete redemptions in connection with termination of employment, plan termination, transfer to another employer’s plan or IRA or changes in a plan’s recordkeeper; and (iv) redemptions resulting from the return of an excess contribution. Also, the following redemptions of shares held in an IRA account are excluded from the application of the Frequent Trading Policy: (i) redemptions made pursuant to an IRA systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(A)(iv) prior to age 59-1/2; and (ii) redemptions to satisfy required minimum distributions after age 70-1/2 from an IRA account.
Financial Statements
     The financial statements of FAIF included in its Annual Report to shareholders for the fiscal year ended June 30, 2010 are incorporated herein by reference

Appendix A
Ratings
     A rating of a rating service represents that service’s opinion as to the credit quality of the rated security. However, such ratings are general and cannot be considered absolute standards of quality or guarantees as to the creditworthiness of an issuer. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. Market values of debt securities may change as a result of a variety of factors unrelated to credit quality, including changes in market interest rates.
     When a security has been rated by more than one service, the ratings may not coincide, and each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the rating services from other sources which they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons. In general, the Funds are not required to dispose of a security if its rating declines after it is purchased, although they may consider doing so.
Ratings of Long-Term Corporate Debt Obligations
                    Standard & Poor’s
AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.
AA: An obligation rated AA differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.
A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.
BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
     Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.
B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.
CCC: An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.
CC: An obligation rated CC is currently highly vulnerable to nonpayment.
C: A subordinated debt or preferred stock obligation rated C is currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.
D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
     The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
     Moody’s
Aaa: Bonds and preferred stock that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa: Bonds and preferred stock that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater than in Aaa securities.
A: Bonds and preferred stock that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa: Bonds and preferred stock that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics, and in fact have speculative characteristics as well.
Ba: Bonds and preferred stock that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes issues in this class.

B: Bonds and preferred stock that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa: Bonds and preferred stock that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
C: Bonds and preferred stock that are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.
Fitch
AAA: Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.
BBB: Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.
BB: Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.
B: Securities are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.
CCC, CC and C: Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. CC ratings indicate that default of some kind appears probable, and C ratings signal imminent default.

DDD, DD and D: Securities are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90%, and D the lowest recovery potential, i.e., below 50%.
     Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect for repaying all obligations.
     The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show the relative standing within the major rating categories.
Ratings of Commercial Paper
               Standard & Poor’s
               Commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. None of the Funds will purchase commercial paper rated A-3 or lower.
               A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.
               A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.
               A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
               Moody’s
               Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase Prime-3 commercial paper.
               Prime-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.
               Prime-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
               Prime-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.
               Fitch
               Fitch employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers. None of the Funds will purchase F3 commercial paper.
               F1: Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added “+” to denote any exceptionally strong credit feature.
               F2: Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
               F3: Securities possess fair credit quality. This designation indicates that the capacity for timely payments of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

Appendix B
Nuveen Fund Advisors, Inc.
Proxy Voting Policies and Procedures
Effective Date: January 1, 2011
     I. Introduction
     Nuveen Fund Advisors, Inc. (“Adviser”) is an investment adviser for the Nuveen Funds (the “Funds”) and for other accounts (collectively, with the Funds, “Accounts”). As such, Accounts may confer upon Adviser complete discretion to vote proxies. It is Adviser’s duty to vote proxies in the best interests of its clients (which may involve affirmatively deciding that voting the proxies may not be in the best interests of certain clients on certain matters). In voting proxies, Adviser also seeks to enhance total investment return for its clients.
     When Adviser contracts with another investment adviser to act as a sub-adviser for its Accounts, Adviser delegates proxy voting responsibility to the sub-adviser (each a “Sub-Adviser”). Where Adviser has delegated proxy voting responsibility, the Sub-Adviser will be responsible for developing and adhering to its own proxy voting policies, subject to oversight by Adviser.
     II. Policies and Procedures
     Consistent with its oversight responsibilities, Adviser has adopted the following Sub-Adviser oversight policies and procedures:
1. Prior to approval of any sub-advisory contract by Adviser or the Board of Directors of the Funds, as applicable, Adviser’s Compliance reviews the Sub-Adviser’s proxy voting policy (each a “Sub-Adviser Policy”) to ensure that such Sub-Adviser Policy is designed in the best interests of Adviser’s clients. Thereafter, at least annually, Adviser’s Compliance reviews and approves material changes to each Sub-Adviser Policy.
2. On a quarterly basis, Adviser’s Investment Operations will request and review reports from each Sub-Adviser reflecting any overrides of its Sub-Adviser Policy or conflicts of interest addressed during the previous quarter, and other matters Adviser’s Investment Operations deems appropriate. Any material issues arising from such review will be reported to Adviser’s management and if appropriate, the Board of Directors of the Funds.
     III. Policy Owner
     Chief Compliance Officer
     IV. Responsible Parties
     Compliance
     Investment Operations

Nuveen Asset Management, LLC
Proxy Voting Policies and Procedures
Effective Date: December __, 2010
     I. General Principles
          A. Nuveen Asset Management, LLC (“Adviser”) is an investment sub-adviser for certain of the Nuveen Funds (the “Funds”) and investment adviser for institutional and other separately managed accounts (collectively, with the Funds, “Client Accounts”). As such, Client Accounts may confer upon Adviser complete discretion to vote proxies. It is Adviser’s duty to vote proxies in the best interests of its clients (which may involve affirmatively deciding that voting the proxies may not be in the best interests of certain clients on certain matters1). In voting proxies, Adviser also seeks to enhance total investment return for its clients.
          B. If Adviser contracts with another investment adviser to act as a sub-adviser for a Client Account, Adviser may delegate proxy voting responsibility to the sub-adviser. Where Adviser has delegated proxy voting responsibility, the sub-adviser will be responsible for developing and adhering to its own proxy voting policies, subject to oversight by Adviser.
          C. Adviser’s Investment Policy Committee (“IPC”), comprised of the firm’s most senior investment professionals, is charged with oversight of the proxy voting policies and procedures. The IPC is responsible for (1) approving the proxy voting policies and procedures, and (2) oversight of the activities of Adviser’s Proxy Voting Committee (“PVC”). The PVC is responsible for providing an administrative framework to facilitate and monitor Adviser’s exercise of its fiduciary duty to vote client proxies and fulfill the obligations of reporting and recordkeeping under the federal securities laws.
     II. Policies
     The IPC, after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of Institutional Shareholder Services, Inc. (“ISS”), a leading national provider of proxy voting administrative and research services. As a result, such policies set forth Adviser’s positions on recurring proxy issues and criteria for addressing non-recurring issues. These policies are reviewed periodically by ISS, and therefore are subject to change. Even though it has adopted ISS policies, Adviser maintains the fiduciary responsibility for all proxy voting decisions.
     III. Procedures
     A. Supervision of Proxy Voting Service. The PVC shall supervise the relationship with Adviser’s proxy voting service, ISS. ISS apprises Adviser of shareholder meeting dates, provides research on proxy proposals and voting recommendations, and casts the actual proxy votes. ISS also serves as Adviser’s proxy voting record keeper and generates reports on how proxies were voted.
     B. Conflicts of Interest.

[1]	Adviser may not vote proxies associated with the securities of any issuer if as a result of voting, subsequent purchases or sales of such securities would be blocked. However, Adviser may decide, on an individual security basis that it is in the best interests of its clients to vote the proxy associated with such a security, taking into account the loss of liquidity. In addition, Adviser may not to vote proxies where the voting would in Adviser’s judgment result in some other financial, legal, regulatory disability or burden to the client (such as imputing control with respect to the issuer) or subject to resolution of any conflict of interest as provided herein, to Adviser.

     1. The following relationships or circumstances may give rise to conflicts of interest:2
a.	The issuer or proxy proponent (e.g., a special interest group) is Madison Dearborn Partners, a private equity firm and affiliate of Adviser (“MDP”), or a company that controls, is controlled by or is under common control with MDP.

b.	The issuer is an entity in which an executive officer of Adviser or a spouse or domestic partner of any such executive officer is or was (within the past three years of the proxy vote) an executive officer or director.

c.	The issuer is a registered or unregistered fund for which Adviser or another Nuveen adviser serves as investment adviser or sub-adviser.

d.	Any other circumstances that Adviser is aware of where Adviser’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be materially compromised.
     2. Adviser will vote proxies in the best interest of its clients regardless of such real or perceived conflicts of interest. By adopting ISS policies, Adviser believes the risk related to conflicts will be minimized.
     3. To further minimize this risk, the IPC will review ISS’ conflict avoidance policy at least annually to ensure that it adequately addresses both the actual and perceived conflicts of interest the proxy voting service may face.
     4. In the event that ISS faces a material conflict of interest with respect to a specific vote, the PVC shall direct ISS how to vote. The PVC shall receive voting direction from the Head of Research, who will seek voting direction from appropriate investment personnel. Before doing so, however, the PVC will confirm that Adviser faces no material conflicts of its own with respect to the specific proxy vote.
     5. If the PVC concludes that a material conflict does exist, it will recommend to the IPC a course of action designed to address the conflict. Such actions could include, but are not limited to:
a.	Obtaining instructions from the affected client(s) on how to vote the proxy;

b.	Disclosing the conflict to the affected client(s) and seeking their consent to permit Adviser to vote the proxy;

c.	Voting in proportion to the other shareholders;

d.	Recusing an IPC member from all discussion or consideration of the matter, if the material conflict is due to such person’s actual or potential conflict of interest; or

e.	Following the recommendation of a different independent third party.
     6. In addition to all of the above-mentioned and other conflicts, members of the IPC and the PVC must notify Adviser’s Chief Compliance Officer of any direct, indirect or perceived improper influence exerted by any employee, officer or director within the MDP affiliate or Fund complex with regard to how Adviser should vote proxies. The Chief Compliance Officer will investigate the allegations and will report the findings to Adviser’s President and the General Counsel. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the MDP affiliate, or notification of the appropriate regulatory authorities. In all cases, the IPC shall not consider any improper influence in determining how to vote proxies, and will vote in the best interests of clients.

[2]	A conflict of interest shall not be considered material for the purposes of these Policies and Procedures in respect of a specific vote or circumstance if the matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer, even if a conflict described in III.B.1a.-d is present.

     C. Proxy Vote Override. From time to time, a portfolio manager of a Client Account (a “Portfolio Manager”) may initiate action to override the ISS recommendation for a particular vote. Any such override by a NAM Portfolio Manager (but not a sub-adviser Portfolio Manager) shall be reviewed by Adviser’s Legal Department for material conflicts. If the Legal Department determines that no material conflicts exist, the approval of one investment professional on the IPC or the Head of Equity Research shall authorize the override. If a material conflict exists the conflict and, ultimately, the override recommendation will be addressed pursuant to the procedures described above under “Conflicts of Interest.”
     D. Securities Lending.
     1. In order to generate incremental revenue, some clients may participate in a securities lending program. If a client has elected to participate in the lending program then it will not have the right to vote the proxies of any securities that are on loan as of the shareholder meeting record date. A client, or a Portfolio Manager, may place restrictions on loaning securities and/or recall a security on loan at any time. Such actions must be affected prior to the record date for a meeting if the purpose for the restriction or recall is to secure the vote.
     2. Portfolio Managers and/or analysts who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting the affected securities prior to the record date for the matter. If the proxy issue is determined to be material, and the determination is made prior to the shareholder meeting record date the Portfolio Manager(s) will contact the Securities Lending Agent to recall securities on loan or restrict the loaning of any security held in any portfolio they manage, if they determine that it is in the best interest of shareholders to do so. Training regarding the process to recall securities on loan or restrict the loaning of securities is given to all Portfolio Managers and analysts.
     E. Proxy Voting for ERISA Clients. If a proxy voting issue arises for an ERISA client, Adviser is prohibited from voting shares with respect to any issue advanced by a party in interest of the ERISA client.
     F. Proxy Voting Records. As required by Rule 204-2 of the Investment Advisers Act of 1940, Adviser shall make and retain five types of records relating to proxy voting; (a) proxy voting policies and procedures; (b) proxy statements received for client and fund securities; (c) records of votes cast on behalf of clients and funds; (d) records of written requests for proxy voting information and written responses from the Adviser to either a written or oral request; and (e) any documents prepared by the adviser that were material to making a proxy voting decision or that memorialized the basis for the decision. Adviser may rely on ISS to make and retain on Adviser’s behalf records pertaining to the rule.
     G. Fund of Funds Provision. In instances where Adviser provides investment advice to a fund of funds that acquires shares of affiliated funds or three percent or more of the outstanding voting securities of an unaffiliated fund, the acquiring fund shall vote the shares in the same proportion as the vote of all other shareholders of the acquired fund. If compliance with this policy results in a vote of any shares in a manner different than the ISS recommendation, such vote will not require compliance with the Proxy Vote Override procedures set forth above.
     H. Legacy Securities. To the extent that Adviser receives proxies for securities that are transferred into a Client Account’s portfolio that were not recommended or selected by Adviser and are sold or expected to be sold promptly in an orderly manner (“legacy securities”), Adviser will generally instruct ISS to refrain from voting such proxies. In such circumstances, since legacy securities are expected to be sold promptly, voting proxies on such securities would not further Adviser’s interest in maximizing the value of client investments. Adviser may agree to an institutional Client Account’s special request to vote a legacy security proxy, and would instruct ISS to vote such proxy in accordance with its guidelines.

     I. Review and Reports.
     1. The PVC shall maintain a review schedule. The schedule shall include reviews for the proxy voting policy (including the policies of any sub-adviser), the proxy voting record, account maintenance, and other reviews as deemed appropriate by the PVC. The PVC shall review the schedule at least annually.
     2. The PVC will report to the IPC with respect to all identified conflicts and how they were addressed. These reports will include all Client Accounts, including those that are sub-advised. With respect to the review of votes cast on behalf of investments by the Funds, such review will also be reported to the Board of Directors of the Funds at each of their regularly scheduled meetings. Adviser also shall provide the Funds that it sub-advises with information necessary for preparing Form N-PX.
     K. Vote Disclosure to Clients.
Adviser’s institutional and separately managed account clients can contact their relationship manager for more information on Adviser’s policies and the proxy voting record for their account. The information available includes name of issuer, ticker/CUSIP, shareholder meeting date, description of item and Adviser’s vote.
     IV. Policy Owner
     IPC
     V. Responsible Parties
     IPC
     PVC
     ADV Review Team

RiskMetrics Group’s U.S. Proxy Voting Guidelines Concise Summary
(Digest of Selected Key Guidelines)
January 22, 2010
1. Routine/Miscellaneous:
Auditor Ratification
Vote FOR proposals to ratify auditors, unless any of the following apply:
□	An auditor has a financial interest in or association with the company, and is therefore not independent;

□	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

□	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

□	Fees for non-audit services (“Other” fees) are excessive.
Non-audit fees are excessive if:
□	Non-audit (“other”) fees exceed audit fees + audit-related fees + tax compliance/preparation fees
Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:
□	The tenure of the audit firm;

□	The length of rotation specified in the proposal;

□	Any significant audit-related issues at the company;

□	The number of Audit Committee meetings held each year;

□	The number of financial experts serving on the committee; and

□	Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.
2. Board of Directors:
Votes on director nominees should be determined on a CASE-BY-CASE basis.
Four fundamental principles apply when determining votes on director nominees:
          Board Accountability
          Board Responsiveness
          Director Independence
          Director Competence
Board Accountability
Problematic Takeover Defenses
VOTE WITHHOLD/AGAINST1 the entire board of directors (except new nominees2, who should be considered on a CASE-by-CASE basis), if:
□	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

□	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote withhold/against every year until this feature is removed;

□	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly-adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually-elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov 19, 2009);

□	The board makes a material adverse change to an existing poison pill without shareholder approval.
Vote CASE-By-CASE on all nominees if the board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
□	The date of the pill’s adoption relative to the date of the next meeting of shareholders- i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

□	The issuer’s rationale;

□	The issuer’s governance structure and practices; and

□	The issuer’s track record of accountability to shareholders.
Problematic Audit-Related Practices
Generally, vote AGAINST or WITHHOLD from the members of the Audit Committee if:
□	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

□	The company receives an adverse opinion on the company’s financial statements from its auditor; or

□	There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.
Vote CASE-by-CASE on members of the Audit Committee and/or the full board if:
□	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.
Problematic Compensation Practices
VOTE WITHHOLD/AGAINST the members of the Compensation Committee and potentially the full board if:
□	There is a negative correlation between chief executive pay and company performance (see Pay for Performance Policy);

[1]	In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]	A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If RMG cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within the 12 months prior to the upcoming shareholder meeting.
□	The company reprices underwater options for stock, cash, or other consideration without prior shareholder approval, even if allowed in the firm’s equity plan;

□	The company fails to submit one-time transfers of stock options to a shareholder vote;

□	The company fails to fulfill the terms of a burn rate commitment made to shareholders;

□	The company has problematic pay practices. Problematic pay practices may warrant withholding votes from the CEO and potentially the entire board as well.
Other Problematic Governance Practices
VOTE WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:
□	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved. If this information cannot be obtained, withhold from all incumbent directors;

□	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
- A classified board structure;
- A supermajority vote requirement;
- Majority vote standard for director elections with no carve out for contested elections;
- The inability for shareholders to call special meetings;
- The inability for shareholders to act by written consent;
- A dual-class structure; and/or
- A non-shareholder approved poison pill.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:
□	Material failures of governance, stewardship, or fiduciary responsibilities at the company;

□	Failure to replace management as appropriate; or

□	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Board Responsiveness
Vote WITHHOLD/AGAINST the entire board of directors (except new nominees, who should be considered on a CASE-by-CASE basis), if:
□	The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

□	The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

□	The board failed to act on takeover offers where the majority of the shareholders tendered their shares; or

□	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote.
Director Independence
Vote WITHHOLD/AGAINST Inside Directors and Affiliated Outside Directors (per the Categorization of Directors in the Summary Guidelines) when:
□	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

□	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

□	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or

□	The full board is less than majority independent.

Director Competence
Vote AGAINST or WITHHOLD from individual directors who:
□	Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
- Degree to which absences were due to an unavoidable conflict;
- Pattern of absenteeism; and
- Other extraordinary circumstances underlying the director’s absence;
□	Sit on more than six public company boards;

□	Are CEOs of public companies who sit on the boards of more than two public companies besides their own— withhold only at their outside boards.
Voting for Director Nominees in Contested Elections
Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:
□	Long-term financial performance of the target company relative to its industry;

□	Management’s track record;

□	Background to the proxy contest;

□	Qualifications of director nominees (both slates);

□	Strategic plan of dissident slate and quality of critique against management;

□	Likelihood that the proposed goals and objectives can be achieved (both slates);

□	Stock ownership positions.
Independent Chair (Separate Chair/CEO)
Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria:
The company maintains the following counterbalancing features:
□	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:
- presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;
- serves as liaison between the chairman and the independent directors;
- approves information sent to the board;
- approves meeting agendas for the board;
- approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;
- has the authority to call meetings of the independent directors;
- if requested by major shareholders, ensures that he is available for consultation and direct communication;
□	Two-thirds independent board;

□	All independent key committees;

□	Established governance guidelines;

□	A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group within the Russell 3000 only), unless there has been a change in the Chairman/CEO position within that time;

□	The company does not have any problematic governance or management issues, examples of which include, but are not limited to:
- Egregious compensation practices;

- Multiple related-party transactions or other issues putting director independence at risk;
- Corporate and/or management scandals;
- Excessive problematic corporate governance provisions; or
- Flagrant board or management actions with potential or realized negative impact on shareholders.
3. Shareholder Rights & Defenses:
Net Operating Loss (NOL) Protective Amendments
For management proposals to adopt a protective amendment for the stated purpose of protecting a company’s net operating losses (“NOLs”), the following factors should be considered on a CASE-BY-CASE basis:
□	The ownership threshold (NOL protective amendments generally prohibit stock ownership transfers that would result in a new 5-percent holder or increase the stock ownership percentage of an existing five-percent holder);

□	The value of the NOLs;

□	Shareholder protection mechanisms (sunset provision or commitment to cause expiration of the protective amendment upon exhaustion or expiration of the NOL);

□	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

□	Any other factors that may be applicable.
Poison Pills- Shareholder Proposals to put Pill to a Vote and/or Adopt a Pill Policy
Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:
□	Shareholders have approved the adoption of the plan; or

□	The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.
If the shareholder proposal calls for a time period of less than 12 months for shareholder ratification after adoption, vote FOR the proposal, but add the caveat that a vote within 12 months would be considered sufficient implementation.
Poison Pills- Management Proposals to Ratify Poison Pill
Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:
□	No lower than a 20% trigger, flip-in or flip-over;

□	A term of no more than three years;

□	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;

□	Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.
In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

Poison Pills- Management Proposals to ratify a Pill to preserve Net Operating Losses (NOLs)
Vote CASE-BY-CASE on management proposals for poison pill ratification. For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOLs”), the following factors are considered on a CASE-BY-CASE basis:
□	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5%);

□	The value of the NOLs;

□	The term;

□	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);

□	The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

□	Any other factors that may be applicable.
Shareholder Ability to Call Special Meetings
Vote AGAINST management or shareholder proposals to restrict or prohibit shareholders’ ability to call special meetings.
Generally vote FOR management or shareholder proposals that provide shareholders with the ability to call special meetings taking into account the following factors:
□	Shareholders’ current right to call special meetings;

□	Minimum ownership threshold necessary to call special meetings (10% preferred);

□	The inclusion of exclusionary or prohibitive language;

□	Investor ownership structure; and

□	Shareholder support of and management’s response to previous shareholder proposals.
Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR management or shareholder proposals to reduce supermajority vote requirements. However, for companies with shareholder(s) who have significant ownership levels, vote CASE-BY-CASE, taking into account:
□	Ownership structure;

□	Quorum requirements; and

□	Supermajority vote requirements.
4. Capital Restructuring:
Common Stock Authorization
Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors which include, at a minimum, the following:
□	Past Board Performance:
- The company’s use of authorized shares during the last three years;
- One- and three-year total shareholder return; and
- The board’s governance structure and practices;
□	The Current Request:
- Disclosure in the proxy statement of the specific reasons for the proposed increase;
- The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and its three-year total shareholder return; and
- Risks to shareholders of not approving the request.
Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class that has superior voting rights.

Preferred Stock
Vote CASE-BY-CASE on proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:
□	Past Board Performance:
- The company’s use of authorized preferred shares during the last three years;
- One- and three-year total shareholder return; and
- The board’s governance structure and practices;
□	The Current Request:
- Disclosure in the proxy statement of specific reasons for the proposed increase;
- In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model, which examines the company’s need for shares and three-year total shareholder return; and
- Whether the shares requested are blank check preferred shares, and whether they are declawed.
Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series that has superior voting rights.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
□	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

□	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

□	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

□	Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

□	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The change-in-control figure presented in the “RMG Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

□	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

5. Compensation:
Executive Pay Evaluation
Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:
1. Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2. Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3. Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);
4. Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5. Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers‘ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.
Equity Compensation Plans
Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:
□	The total cost of the company’s equity plans is unreasonable;

□	The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;

□	The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards (see Pay-for-Performance);

□	The company’s three year burn rate exceeds the greater of 2% or the mean plus one standard deviation of its industry group;

□	Liberal Change of Control Definition: The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or

□	The plan is a vehicle for problematic pay practices.
Other Compensation Proposals and Policies
Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)
In general, the management say on pay (MSOP) ballot item is the primary focus of voting on executive pay practices- dissatisfaction with compensation practices can be expressed by voting against the MSOP rather than withholding or voting against the compensation committee. However, if there is no MSOP on which to express the dissatisfaction, then the secondary target will be members of the compensation committee. In addition, in egregious cases, or if the board fails to respond to concerns raised by a prior MSOP proposal; then vote withhold or against compensation committee member (or, if the full board is deemed accountable, to all directors). If the negative factors impact equity-based plans, then vote AGAINST an equity-based plan proposal presented for shareholder approval.
Evaluate executive pay and practices, as well as certain aspects of outside director compensation, on a CASE-BY-CASE basis.
Vote AGAINST management say on pay (MSOP) proposals, AGAINST/WITHHOLD on compensation committee members (or, in rare cases where the full board is deemed responsible, all directors including the CEO), and/or AGAINST an equity-based incentive plan proposal if:
□	There is a misalignment between CEO pay and company performance (pay for performance);

□	The company maintains problematic pay practices;

□	The board exhibits poor communication and responsiveness to shareholders.
Additional CASE-BY-CASE considerations for the management say on pay (MSOP) proposals:
□	Evaluation of performance metrics in short-term and long-term plans, as discussed and explained in the Compensation Discussion & Analysis (CD&A). Consider the measures, goals, and target awards reported by the company for executives’ short- and long-term incentive awards: disclosure, explanation of their alignment with the company’s business strategy, and whether goals appear to be sufficiently challenging in relation to resulting payouts;

□	Evaluation of peer group benchmarking used to set target pay or award opportunities. Consider the rationale stated by the company for constituents in its pay benchmarking peer group, as well as the benchmark targets it uses to set or validate executives’ pay (e.g., median, 75th percentile, etc.,) to ascertain whether the benchmarking process is sound or may result in pay “ratcheting” due to inappropriate peer group constituents (e.g., much larger companies) or targeting (e.g., above median); and

□	Balance of performance-based versus non-performance-based pay. Consider the ratio of performance-based (not including plain vanilla stock options) vs. non-performance-based pay elements reported for the CEO’s latest reported fiscal year compensation, especially in conjunction with concerns about other factors such as performance metrics/goals, benchmarking practices, and pay-for-performance disconnects.
Pay for Performance
Evaluate the alignment of the CEO’s pay with performance over time, focusing particularly on companies that have underperformed their peers over a sustained period. From a shareholders‘ perspective, performance is predominantly gauged by the company’s stock performance over time. Even when financial or operational measures are utilized in incentive awards, the achievement related to these measures should ultimately translate into superior shareholder returns in the long-term.
Focus on companies with sustained underperformance relative to peers, considering the following key factors:
□	Whether a company’s one-year and three-year total shareholder returns (“TSR”) are in the bottom half of its industry group (i.e., four-digit GICS — Global Industry Classification Group); and

□	Whether the total compensation of a CEO who has served at least two consecutive fiscal years is aligned with the company’s total shareholder return over time, including both recent and long-term periods.
If a company falls in the bottom half of its four-digit GICS, further analysis of the CD&A is required to better understand the various pay elements and whether they create or reinforce shareholder alignment. Also assess the CEO’s pay relative to the company’s TSR over a time horizon of at least five years. The most recent year-over-year increase or decrease in pay remains a key consideration, but there will be additional emphasis on the long term trend of CEO total compensation relative to shareholder return. Also consider the mix of performance-based compensation relative to total compensation. In general, standard stock options or time-vested restricted stock are not considered to be performance-based. If a company provides performance-based incentives to its executives, the company is highly encouraged to provide the complete disclosure of the performance measure and goals (hurdle rate) so that shareholders can assess the rigor of the performance program. The use of non-GAAP financial metrics also makes it very challenging for shareholders to ascertain the rigor of the program as shareholders often cannot tell the type of adjustments being made and if the adjustments were made consistently. Complete and transparent disclosure helps shareholders to better understand the company’s pay for performance linkage.
Problematic Pay Practices
The focus is on executive compensation practices that contravene the global pay principles, including:
□	Problematic practices related to non-performance-based compensation elements;

□	Incentives that may motivate excessive risk-taking; and

□	Options Backdating.
Non-Performance based Compensation Elements
Companies adopt a variety of pay arrangements that may be acceptable in their particular industries, or unique for a particular situation, and all companies are reviewed on a case-by-case basis. However, there are certain adverse practices that are particularly contrary to a performance-based pay philosophy, including guaranteed pay and excessive or inappropriate non-performance-based pay elements.
While not exhaustive, this is the list of practices that carry greatest weight in this consideration and may result in negative vote recommendations on a stand-alone basis. For more details, please refer to RMG’s Compensation FAQ document: http://www.riskmetrics.com/policy/2010_compensation_FAQ:
□	Multi-year guarantees for salary increases, non-performance based bonuses, and equity compensation;

□	Including additional years of unworked service that result in significant additional benefits, without sufficient justification, or including long-term equity awards in the pension calculation;

□	Perquisites for former and/or retired executives, and extraordinary relocation benefits (including home buyouts) for current executives;

□	Change-in-control payments exceeding 3 times base salary and target bonus; change-in-control payments without job loss or substantial diminution of duties (“Single Triggers”); new or materially amended agreements that provide for “modified single triggers” (under which an executive may voluntarily leave for any reason and still receive the change-in-control severance package); new or materially amended agreements that provide for an excise tax gross-up (including “modified gross-ups”);

□	Tax Reimbursements related to executive perquisites or other payments such as personal use of corporate aircraft, executive life insurance, bonus, etc; (see also excise tax gross-ups above)

□	Dividends or dividend equivalents paid on unvested performance shares or units;

□	Executives using company stock in hedging activities, such as “cashless” collars, forward sales, equity swaps or other similar arrangements; or

□	Repricing or replacing of underwater stock options/stock appreciation rights without prior shareholder approval (including cash buyouts and voluntary surrender/subsequent regrant of underwater options).
Incentives that may Motivate Excessive Risk-Taking
Assess company policies and disclosure related to compensation that could incentivize excessive risk-taking, for example:
□	Guaranteed bonuses;

□	A single performance metric used for short- and long-term plans;

□	Lucrative severance packages;

□	High pay opportunities relative to industry peers;

□	Disproportionate supplemental pensions; or

□	Mega annual equity grants that provide unlimited upside with no downside risk.
Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.
Options Backdating
Vote CASE-by-CASE on options backdating issues. Generally, when a company has recently practiced options backdating, WITHHOLD from or vote AGAINST the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. When deciding on votes on compensation committee members who oversaw questionable options grant practices or current compensation committee members who fail to respond to the issue proactively, consider several factors, including, but not limited to, the following:
□	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;

□	Duration of options backdating;

□	Size of restatement due to options backdating;

□	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and

□	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.
A CASE-by-CASE analysis approach allows distinctions to be made between companies that had “sloppy” plan administration versus those that acted deliberately and/or committed fraud, as well as those companies that subsequently took corrective action. Cases where companies have committed fraud are considered most egregious.
Board Communications and Responsiveness
Consider the following factors on a CASE-BY-CASE basis when evaluating ballot items related to executive pay:
□	Poor disclosure practices, including:
- Unclear explanation of how the CEO is involved in the pay setting process;
- Retrospective performance targets and methodology not discussed;
- Methodology for benchmarking practices and/or peer group not disclosed and explained.
□	Board’s responsiveness to investor input and engagement on compensation issues, for example:
- Failure to respond to majority-supported shareholder proposals on executive pay topics; or
- Failure to respond to concerns raised in connection with significant opposition to MSOP proposals.
Option Exchange Programs/Repricing Options
Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, taking into consideration:
□	Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

□	Rationale for the re-pricing—was the stock price decline beyond management’s control?

□	Is this a value-for-value exchange?

□	Are surrendered stock options added back to the plan reserve?

□	Option vesting—does the new option vest immediately or is there a black-out period?

□	Term of the option—the term should remain the same as that of the replaced option;

□	Exercise price—should be set at fair market or a premium to market;

□	Participants—executive officers and directors should be excluded.
If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.
In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.
Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Shareholder Proposals on Compensation
Advisory Vote on Executive Compensation (Say-on-Pay)
Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the Named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
Golden Coffins/Executive Death Benefits
Generally vote FOR proposals calling companies to adopt a policy of obtaining shareholder approval for any future agreements and corporate policies that could oblige the company to make payments or awards following the death of a senior executive in the form of unearned salary or bonuses, accelerated vesting or the continuation in force of unvested equity grants, perquisites and other payments or awards made in lieu of compensation. This would not apply to any benefit programs or equity plan proposals that the broad-based employee population is eligible.
Recoup Bonuses
Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that the figures upon which incentive compensation is earned later turn out to have been in error. This is line with the clawback provision in the Trouble Asset Relief Program. Many companies have adopted policies that permit recoupment in cases where fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation. RMG will take into consideration:
□	If the company has adopted a formal recoupment bonus policy;

□	If the company has chronic restatement history or material financial problems; or

□	If the company’s policy substantially addresses the concerns raised by the proponent.
Stock Ownership or Holding Period Guidelines
Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While RMG favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
Vote on a CASE-BY-CASE on shareholder proposals asking companies to adopt policies requiring Named Executive Officers to retain 75% of the shares acquired through compensation plans while employed and/or for two years following the termination of their employment, and to report to shareholders regarding this policy. The following factors will be taken into account:
□	Whether the company has any holding period, retention ratio, or officer ownership requirements in place. These should consist of:
- Rigorous stock ownership guidelines, or
- A holding period requirement coupled with a significant long-term ownership requirement, or
- A meaningful retention ratio,
□	Actual officer stock ownership and the degree to which it meets or exceeds the proponent’s suggested holding period/retention ratio or the company’s own stock ownership or retention requirements.

□	Problematic pay practices, current and past, which may promote a short-term versus a long-term focus.
A rigorous stock ownership guideline should be at least 10x base salary for the CEO, with the multiple declining for other executives. A meaningful retention ratio should constitute at least 50 percent of the stock received from equity awards (on a net proceeds basis) held on a long-term basis, such as the executive’s tenure with the company or even a few years past the executive’s termination with the company.

6. Social/Environmental Issues:
Overall Approach
When evaluating social and environmental shareholder proposals, RMG considers the following factors:
□	Whether adoption of the proposal is likely to enhance or protect shareholder value;

□	Whether the information requested concerns business issues that relate to a meaningful percentage of the company’s business as measured by sales, assets, and earnings;

□	The degree to which the company’s stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;

□	Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;

□	Whether the company has already responded in some appropriate manner to the request embodied in the proposal;

□	Whether the company’s analysis and voting recommendation to shareholders are persuasive;

□	What other companies have done in response to the issue addressed in the proposal;

□	Whether the proposal itself is well framed and the cost of preparing the report is reasonable;

□	Whether implementation of the proposal’s request would achieve the proposal’s objectives;

□	Whether the subject of the proposal is best left to the discretion of the board;

□	Whether the requested information is available to shareholders either from the company or from a publicly available source; and

□	Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.
Board Diversity
Generally vote FOR requests for reports on the company’s efforts to diversify the board, unless:
□	The gender and racial minority representation of the company’s board is reasonably inclusive in relation to companies of similar size and business; and

□	The board already reports on its nominating procedures and gender and racial minority initiatives on the board and within the company.
Vote CASE-BY-CASE on proposals asking the company to increase the gender and racial minority representation on its board, taking into account:
□	The degree of existing gender and racial minority diversity on the company’s board and among its executive officers;

□	The level of gender and racial minority representation that exists at the company’s industry peers;

□	The company’s established process for addressing gender and racial minority board representation;

□	Whether the proposal includes an overly prescriptive request to amend nominating committee charter language;

□	The independence of the company’s nominating committee;

□	The company uses an outside search firm to identify potential director nominees; and

□	Whether the company has had recent controversies, fines, or litigation regarding equal employment practices.
Gender Identity, Sexual Orientation, and Domestic Partner Benefits
Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.
Generally vote AGAINST proposals to extend company benefits to, or eliminate benefits from domestic partners. Decisions regarding benefits should be left to the discretion of the company.

Greenhouse Gas (GHG) Emissions
Generally vote FOR proposals requesting a report on greenhouse gas (GHG) emissions from company operations and/or products and operations, unless:
□	The company already provides current, publicly-available information on the impacts that GHG emissions may have on the company as well as associated company policies and procedures to address related risks and/or opportunities;

□	The company’s level of disclosure is comparable to that of industry peers; and

□	There are no significant, controversies, fines, penalties, or litigation associated with the company’s GHG emissions.
Vote CASE-BY-CASE on proposals that call for the adoption of GHG reduction goals from products and operations, taking into account:
□	Overly prescriptive requests for the reduction in GHG emissions by specific amounts or within a specific time frame;

□	Whether company disclosure lags behind industry peers;

□	Whether the company has been the subject of recent, significant violations, fines, litigation, or controversy related to GHG emissions;

□	The feasibility of reduction of GHGs given the company’s product line and current technology and;

□	Whether the company already provides meaningful disclosure on GHG emissions from its products and operations.
Political Contributions and Trade Association Spending
Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:
□	There are no recent, significant controversies, fines or litigation regarding the company’s political contributions or trade association spending; and

□	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and prohibits coercion.
Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions. Such publications could present significant cost to the company without providing commensurate value to shareholders.
Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:
□	Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

□	The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures of corporate assets.
Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring political contributions can put the company at a competitive disadvantage.
Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
Labor and Human Rights Standards
Generally vote FOR proposals requesting a report on company or company supplier labor and/or human rights standards and policies unless such information is already publicly disclosed.

Vote CASE-BY-CASE on proposals to implement company or company supplier labor and/or human rights standards and policies, considering:
□	The degree to which existing relevant policies and practices are disclosed;

□	Whether or not existing relevant policies are consistent with internationally recognized standards;

□	Whether company facilities and those of its suppliers are monitored and how;

□	Company participation in fair labor organizations or other internationally recognized human rights initiatives;

□	Scope and nature of business conducted in markets known to have higher risk of workplace labor/human rights abuse;

□	Recent, significant company controversies, fines, or litigation regarding human rights at the company or its suppliers;

□	The scope of the request; and

□	Deviation from industry sector peer company standards and practices.
Sustainability Reporting
Generally vote FOR proposals requesting the company to report on its policies, initiatives, and oversight mechanisms related to social, economic, and environmental sustainability, unless:
□	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; a comprehensive Code of Corporate Conduct; and/or a Diversity Report; or

□	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

RiskMetrics Group’s International Proxy Voting Guidelines Summary
(Digest of Selected Key Guidelines)
December 31, 2009
1. Operational Items:
Financial Results/Director and Auditor Reports
Vote FOR approval of financial statements and director and auditor reports, unless:
□	There are concerns about the accounts presented or audit procedures used; or

□	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.
Appointment of Auditors and Auditor Fees
Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:
□	There are serious concerns about the accounts presented or the audit procedures used;

□	The auditors are being changed without explanation; or

□	Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.
Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Appointment of Internal Statutory Auditors
Vote FOR the appointment or reelection of statutory auditors, unless:
□	There are serious concerns about the statutory reports presented or the audit procedures used;

□	Questions exist concerning any of the statutory auditors being appointed; or

□	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
Allocation of Income
Vote FOR approval of the allocation of income, unless:
□	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

□	The payout is excessive given the company’s financial position.
Stock (Scrip) Dividend Alternative
Vote FOR most stock (scrip) dividend proposals.
Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business
Vote AGAINST other business when it appears as a voting item.
2. Board of Directors:
Director Elections
Vote FOR management nominees in the election of directors, unless:
□	Adequate disclosure has not been provided in a timely manner;

□	There are clear concerns over questionable finances or restatements;

□	There have been questionable transactions with conflicts of interest;

□	There are any records of abuses against minority shareholder interests; or

□	The board fails to meet minimum corporate governance standards.
Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.
Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.
Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, on a committee, or the entire board, due to:
□	Material failures of governance, stewardship, or fiduciary responsibilities at the company; or

□	Failure to replace management as appropriate; or

□	Egregious actions related to the director(s)’ service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.
Discharge of Directors
Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:
□	A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

□	Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

□	Other egregious governance issues where shareholders will bring legal action against the company or its directors.
For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director Compensation
Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.
Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.
Vote AGAINST proposals to introduce retirement benefits for non-executive directors.
Director, Officer, and Auditor Indemnification and Liability Provisions
Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
Vote AGAINST proposals to indemnify auditors.
Board Structure
Vote FOR proposals to fix board size.
Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
3. Capital Structure:
Share Issuance Requests
General Issuances:
Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.
Specific Issuances:
Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
Vote FOR specific proposals to increase authorized capital to any amount, unless:
□	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet RMG guidelines for the purpose being proposed; or

□	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.
Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures
Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.
Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets RMG guidelines on equity issuance requests.
Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.
Pledging of Assets for Debt
Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
Generally vote FOR share repurchase programs/market repurchase authorities, provided that the proposal meets the following parameters:
□	Maximum volume: 10 percent for market repurchase within any single authority and 10 percent of outstanding shares to be kept in treasury (“on the shelf”);

□	Duration does not exceed 18 months.
For markets that either generally do not specify the maximum duration of the authority or seek a duration beyond 18 months that is allowable under market specific legislation, RMG will assess the company’s historic practice. If there is evidence that a company has sought shareholder approval for the authority to repurchase shares on an annual basis, RMG will support the proposed authority.
In addition, vote AGAINST any proposal where:
□	The repurchase can be used for takeover defenses;

□	There is clear evidence of abuse;

□	There is no safeguard against selective buybacks;

□	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

RMG may support share repurchase plans in excess of 10 percent volume under exceptional circumstances, such as one-off company specific events (e.g. capital re-structuring). Such proposals will be assessed case-by-case based on merits, which should be clearly disclosed in the annual report, provided that following conditions are met:
□	The overall balance of the proposed plan seems to be clearly in shareholders’ interests;

□	The plan still respects the 10 percent maximum of shares to be kept in treasury.
Reissuance of Repurchased Shares
Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/Increase in Par Value
Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
4. Other Items:
Reorganizations/Restructurings
Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:
For every M&A analysis, RMG reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:
□	Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, RMG places emphasis on the offer premium, market reaction, and strategic rationale.

□	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause RMG to scrutinize a deal more closely.

□	Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

□	Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? RMG will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

□	Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.
Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
Mandatory Takeover Bid Waivers
Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities
Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.
Related-Party Transactions
Vote related-party transactions on a CASE-BY-CASE basis.
In evaluating resolutions that seek shareholder approval on related party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:
□	the parties on either side of the transaction;

□	the nature of the asset to be transferred/service to be provided;

□	the pricing of the transaction (and any associated professional valuation);

□	the views of independent directors (where provided);

□	the views of an independent financial adviser (where appointed);

□	whether any entities party to the transaction (including advisers) is conflicted; and

□	the stated rationale for the transaction, including discussions of timing.
If there is a transaction that RMG deemed problematic and that was not put to a shareholder vote, RMG may recommend against the election of the director involved in the related-party transaction or the full board.
Compensation Plans
Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
Vote all shareholder proposals on a CASE-BY-CASE basis.
Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit

FIRST AMERICAN INVESTMENT FUNDS, INC.
PART C — OTHER INFORMATION
ITEM 28. EXHIBITS

(a)(1)	Amended and Restated Articles of Incorporation (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 21, filed on May 15, 1995 (File Nos. 033-16905, 811-05309)).

(a)(2)	Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 36, filed on April 15, 1998 (File Nos. 033-16905, 811-05309)).

(a)(3)	Articles Supplementary, designating new series and new share classes (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 54, filed on June 27, 2001 (File Nos. 033-16905, 811-05309)).

(a)(4)	Articles Supplementary, designating new series (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 61, filed on April 30, 2002 (File Nos. 033-16905, 811-05309)).

(a)(5)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 65, filed on October 24, 2002 (File Nos. 033-16905, 811-05309)).

(a)(6)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 66, filed on January 28, 2003 (File Nos. 033-16905, 811-05309)).

(a)(7)	Articles Supplementary decreasing authorizations of specified classes and series and decreasing total authorized shares (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 70, filed on June 30, 2004 (File nos. 033-16905, 811-05309)).

(a)(8)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(7) to Post-Effective Amendment No. 72, filed on September 24, 2004 (File Nos. 033-16905, 811-05309)).

(a)(9)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(9) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(a)(10)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(a)(11)	Articles Supplementary designating new series (Incorporated by reference to Exhibit (a)(11) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(a)(12)	Articles Supplementary designating new share classes (Incorporated by reference to Exhibit (a)(12) to Post-Effective Amendment No. 93, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

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(a)(13)	Articles of Amendment filed January 9, 2009 (Incorporated by reference to Exhibit (a)(13) to Post Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(a)(14)	Articles of Amendment filed June 4, 2009 (Incorporated by reference to Exhibit (a)(14) to Post Effective Amendment No. 97, filed on August 28, 2009 (File Nos. 033-16905, 811-05309)).

(a)(15)	Articles Supplementary designating new series and new share classes filed June 23, 2009 (Incorporated by reference to Exhibit (a)(15) to Post Effective Amendment No. 97, filed on August 28, 2009 (File Nos. 033-16905, 811-05309)).

(a)(16)	Articles Supplementary designating new series and new share class filed September 17, 2009 (Incorporated by reference to Exhibit (a)(16) to Post-Effective Amendment No. 98, filed on September 29, 2009 (File Nos. 033-16905, 811-05309)).

(a)(17)	Articles of Amendment filed January 22, 2010 (Incorporated by reference to Exhibit (a)(17) to Post-Effective Amendment No. 102, filed on February 26, 2010 (File Nos. 033-16905, 811-05309)).

(a)(18)	Articles Supplementary providing for name changes and names of new classes and series filed October 27, 2010 (Incorporated by reference to Exhibit (a)(18) to Post-Effective Amendment No. 105, filed on October 29, 2010 (File Nos. 033-16905, 811-05309)).

(b)	Bylaws, as amended (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 105, filed on October 29, 2009 (File Nos. 033-16905, 811-05309)).

(c)	Not applicable.

(d)(1)	Investment Advisory Agreement dated April 2, 1991, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (d)(1) to Post-Effective Amendment No. 73, filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(d)(2)	Assignment and Assumption Agreement dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 73, filed on December 2, 2004 (File Nos. 033-16905, 811-05309)).

(d)(3)	Amendment to Investment Advisory Agreement dated June 21, 2005, permitting Registrant to purchase securities from Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 77, filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(d)(4)	Amendment to Investment Advisory Agreement dated May 3, 2007, relating to authority to appoint a sub-advisor to any series of the Registrant (Incorporated by reference to Exhibit (d)(3) to Post-Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(5)	Exhibit A to Investment Advisory Agreement, effective September 16, 2009 (Incorporated by reference to Exhibit (d)(4) to Post-Effective Amendment No. 101, filed on December 30, 2009 (File Nos. 033-16905, 811-05309)).

(d)(6)	Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(6) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

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(d)(7)	Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(12) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(8)	Amendment to Sub-Advisory Agreement dated November 3, 2008, by and between FAF Advisors, Inc. and Altrinsic Global Advisors, LLC with respect to International Fund (Incorporated by reference to Exhibit (d)(10) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(d)(9)	Sub-Advisory Agreement dated February 22, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(d)(10)	Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Select Fund (Incorporated by reference to Exhibit (d)(13) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(11)	Amendment to Sub-Advisory Agreement dated November 3, 2008, by and between FAF Advisors, Inc. and Hansberger Global Investors, Inc. with respect to International Fund (Incorporated by reference to Exhibit (d)(14) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(d)(12)	Sub-Advisory Agreement dated November 27, 2006, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(8) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(d)(13)	Amendment to Sub-Advisory Agreement dated May 3, 2007, by and between FAF Advisors, Inc. and Lazard Asset Management LLC with respect to International Select Fund (Incorporated by reference to Exhibit (d)(14) to Post Effective Amendment No. 86, filed on May 17, 2007 (File Nos. 033-16905, 811-05309)).

(d)(14)	Investment Management Agreement between Registrant and Nuveen Fund Advisors, Inc.**

(d)(15)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, Inc. and Nuveen Asset Management, LLC.**

(d)(16)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, Inc. and Altrinsic Global Advisors, Inc.*

(d)(17)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, Inc. and Hansberger Global Investors, Inc.*

(d)(18)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, Inc. and Lazard Asset Management LLC.*

(e)(1)	Distribution Agreement between the Registrant and Quasar Distributors, LLC, effective July 1, 2007 (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(e)(2)	Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 104, filed on October 28, 2010 (File Nos. 033-16905, 811-05309)).

(e)(3)	Distribution Agreement between Registrant and Nuveen Investments, LLC.**

(f)(1)	Deferred Compensation Plan for Directors dated January 1, 2000, as amended December 2008 (Incorporated by reference to Exhibit (f)(1) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(f)(2)	Deferred Compensation Plan for Directors, Summary of Terms as Amended December 2008 (Incorporated by reference to Exhibit (f)(2) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

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(g)(1)	Custody Agreement dated July 1, 2006, between the Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(1) to Post-Effective Amendment No. 80, filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(g)(2)	Amendment to Custody Agreement dated July 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(g)(3)	Exhibit C effective September 16, 2009, to Custody Agreement dated July 1, 2006 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 101, filed on December 30, 2009)).

(g)(4)	Exhibit D effective December 5, 2006, to Custody Agreement dated July 1, 2006 (Incorporated by reference to Exhibit (g)(4) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(g)(5)	Custodian Agreement dated July 1, 2005, by and between Registrant and State Street Bank and Trust Company with respect to International Fund (Incorporated by reference to Exhibit (g)(5) to Post-Effective Amendment No. 77, filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(g)(6)	Letter Amendment dated November 21, 2006, to the Custodian Agreement dated July 1, 2005 by and between Registrant and State Street Bank and Trust Company with respect to International Select Fund (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 84, filed on December 20, 2006 (File Nos. 033-16905, 811-05309)).

(g)(7)	Letter Amendment dated December 6, 2007, to the Custodian Agreement dated July 1, 2005, by and between Registrant and State Street Bank and Trust Company with respect to Global Infrastructure Fund (Incorporated by reference to Exhibit (g)(7) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(g)(8)	Amendment to Custodian Agreement dated June 19, 2008, by and between Registrant and State Street Bank and Trust Company with respect to compensation (Incorporated by reference to Exhibit (g)(8) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(h)(1)	Administration Agreement dated July 1, 2006, by and between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 80, filed on August 31, 2006 (File Nos. 033-16905, 811-05309)).

(h)(2)	Amended Schedule A to Administration Agreement, dated July 1, 2010, between Registrant and FAF Advisors, Inc. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 103, filed on August 20, 2010 (File Nos. 033-16905, 811-05309)).

(h)(3)	Sub-Administration Agreement dated July 1, 2005, by and between FAF Advisors, Inc. and U.S. Bancorp Fund Services, LLC (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 77, filed on August 3, 2005 (File Nos. 033-16905, 811-05309)).

(h)(4)	Transfer Agent and Shareholder Servicing Agreement dated September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and FAF Advisors, Inc. (Incorporated by reference

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to Exhibit (h)(4) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(h)(5)	Exhibit A to Transfer Agent and Shareholder Servicing Agreement effective July 1, 2010 (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 103, filed on August 20, 2010 (File Nos. 033-16905, 811-05309)).

(h)(6)	Amended and Restated Securities Lending Agreement dated February 17, 2010, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(6) to Post-Effective Amendment No. 103, filed on August 20, 2010 (File Nos. 033-16905, 811-05309)).

(h)(7)	Global Securities Lending Agreement Supplement effective January 1, 2007, by and between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(7) to Post-Effective Amendment No. 90, filed on December 17, 2007 (File Nos. 033-16905, 811-05309)).

(h)(8)	Amendment to Amended and Restated Securities Lending Agreement dated December 30, 2010, by and between Registrant and U.S. Bank National Association.*

(i)	Opinion and Consent of Chapman and Cutler LLP.**

(j)	Consent of Ernst & Young LLP.**

(k)	Not applicable.

(l)	Not applicable.

(m)	Amended and Restated Distribution and Service Plan for Class A, B, C, and R shares, effective September 19, 2006 (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective July 1, 2010 (Incorporated by reference to Exhibit (n) to Post-Effective Amendment No. 103, filed on August 20, 2010 (File Nos. 033-16905, 811-05309)).

(o)	Reserved.

(p)(1)	First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 99, filed on October 28, 2009 (File Nos. 033-16905, 811-05309)).

(p)(2)	FAF Advisors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(2) to Post-Effective Amendment No. 104, filed on October 28, 2010 (File Nos. 033-16905, 811-05309)).

(p)(3)	Altrinsic Global Advisors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, effective November 1, 2004, as amended December 1, 2005, March 1, 2006, May 3, 2006, January 1, 2007, December 31, 2007, December 1, 2008 and January 1, 2010 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 102, filed on February 26, 2010 (File Nos. 033-16905, 811-05309)).

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(p)(4)	Hansberger Global Investors, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, as amended May 17, 2007 (Incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 87, filed on July 31, 2007 (File Nos. 033-16905, 811-05309)).

(p)(5)	Lazard Asset Management LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940, as amended November 2008 (Incorporated by reference to Exhibit (p)(5) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(p)(6)	Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(7) to Post-Effective Amendment No. 93, filed on October 28, 2008 (File Nos. 033-16905, 811-05309)).

(p)(7)	Codes of Ethics and Reporting Requirements.**

(q)(1)	Power of Attorney dated February 18, 2009 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 95, filed on February 27, 2009 (File Nos. 033-16905, 811-05309)).

(q)(2)	Original Powers of Attorney of Messrs. Amboian, Bremner, Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale, Stone and Stringer, dated January 1, 2011.*

*	Filed herewith.

**	To be filed by subsequent amendment.
ITEM 29.       PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
     Not applicable.
ITEM 30.       INDEMNIFICATION
          The Registrant’s Articles of Incorporation and Bylaws provide that each present or former director, officer, agent and employee of the Registrant or any predecessor or constituent corporation, and each person who, at the request of the Registrant, serves or served another business enterprise in any such capacity, and the heirs and personal representatives of each of the foregoing shall be indemnified by the Registrant to the fullest extent permitted by law against all expenses, including without limitation amounts of judgments, fines, amounts paid in settlement, attorneys’ and accountants’ fees, and costs of litigation, which shall necessarily or reasonably be incurred by him or her in connection with any action, suit or proceeding to which he or she was, is or shall be a party, or with which he or she may be threatened, by reason of his or her being or having been a director, officer, agent or employee of the Registrant or such predecessor or constituent corporation or such business enterprise, whether or not he or she continues to be such at the time of incurring such expenses. Such indemnification may include without limitation the purchase of insurance and advancement of any expenses, and the Registrant shall be empowered to enter into agreements to limit the liability of directors and officers of the Registrant. No indemnification shall be made in violation of the General Corporation Law of the State of Maryland or the Investment Company Act of 1940 (the “1940 Act”). The Registrant’s Articles of Incorporation and Bylaws further provide that no director or officer of the Registrant shall be liable to the Registrant or its stockholders for money damages, except (i) to the extent that it is proved that such director or officer actually received an improper benefit or profit in money, property or services, for the amount of the benefit or profit in money, property or services actually received, or (ii) to the extent that a judgment or other final adjudication adverse to such director or officer is entered in a proceeding based on a finding in the proceeding that such director’s or officer’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The foregoing shall not be construed to protect or purport to protect any director or officer of the Registrant against any

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liability to the Registrant or its stockholders to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such office. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, (the “1933 Act”) may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act, as amended, and will be governed by the final adjudication of such issue. The Registrant maintains officers’ and directors’ liability insurance providing coverage, with certain exceptions, for acts and omissions in the course of the covered persons’ duties as officers and directors.
ITEM 31.       BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
(a) Nuveen Fund Advisors, Inc. (“Nuveen Fund Advisors”) manages the Registrant and serves as investment adviser or manager to other open-end and closed-end management investment companies and to separately managed accounts. The principal business address for all of these investment companies and the persons named below is 333 West Wacker Drive, Chicago, Illinois 60606.
A description of any other business, profession, vocation or employment of a substantial nature in which the directors and officers of Nuveen Fund Advisors who serve as officers or Trustees of the Registrant have engaged during the last two years for his or her account or in the capacity of director, officer, employee, partner or trustee appears under “Directors and Executive Officers” in the Statement of Additional Information. Such information for the remaining senior officers of Nuveen Fund Advisors appears below:

Other Business, Profession, Vocation or
Name and Position with Nuveen Fund Advisors	Employment During Past Two Years
Thomas J. Schreier, Jr., Co-President	Vice Chairman, Nuveen Investments, Inc., Chairman, Nuveen Asset Management, LLC, formerly, Chief Executive Officer and Chief Investment Officer of FAF Advisors, formerly, President, First American Funds.

Williams Adams, IV, Co-President	Executive Vice President, U.S. Structured Products of Nuveen Investments, LLC, (since 1999), prior thereto, Managing Director of Structured Investments; Co-President of Nuveen Fund Advisors, Inc. (since 2011); Managing Director (since 2010) of Nuveen Commodities Asset Management, LLC.

Sherri A. Hlavacek, Managing Director and Corporate Controller	Managing Director and Corporate Controller of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc. and of Nuveen Asset Management, LLC (since 2011); Vice President and Controller of Nuveen Investment Solutions, Inc., NWQ Investment Management Company, LLC, NWQ Holdings, LLC, Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Nuveen HydePark Group, LLC; Certified Public Accountant.

Mary E. Keefe, Managing Director and Chief Compliance Officer	Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Asset Management, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management, LLC, Santa Barbara Asset Management, LLC, Nuveen Investment Solutions, Inc. and Nuveen HydePark Group, LLC; Vice President and Assistant Secretary of Winslow Capital Management, Inc. and NWQ Holdings, LLC.

John L. MacCarthy, Director, Executive Vice President and Secretary	Executive Vice President (since 2008) Secretary and General Counsel (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC, and Nuveen Investments Holdings, Inc.; Executive Vice President (since 2008) and Secretary (since 2006) of Nuveen Investments Advisers Inc., NWQ Holdings, LLC, NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management, LLC, Santa Barbara Asset Management, LLC, Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc.; Executive Vice President and Secretary (since 2011) of Nuveen Asset Management, LLC; Director, Vice President and Secretary of Winslow Capital Management, Inc.

Glenn R. Richter, Director	Executive Vice President, Chief Administrative Officer of Nuveen Investments, Inc. (since 2006); Executive Vice President of Nuveen Investments, LLC; Executive Vice President of Nuveen Investments Holdings, Inc.; Chief Administrative Officer of NWQ Holdings, LLC.
(b) Nuveen Asset Management, LLC (“Nuveen Asset Management”) acts as sub-investment adviser to the Registrant and also serves as sub-investment adviser to other open-end and closed-end funds and investment adviser to separately managed accounts. The following is a list of the senior officers of Nuveen Asset Management. The principal business address of each person is 333 West Wacker Drive, Chicago, Illinois 60606.

Other Business, Profession,
	Position and Offices with	Vocation or Employment
Name	Nuveen Asset Management	During Past Two Years
Thomas J. Schreier, Jr.	Chairman	Vice Chairman of Nuveen Investments, Inc., and Co-President of Nuveen Fund Advisors, Inc., formerly, Chief Executive Officer and Chief Investment Officer of FAF Advisors, formerly, President, First American Funds.

William T. Huffman	President	Chief Operating Officer, Municipal Fixed Income (since 2008) of Nuveen Fund Advisors, Inc.; previously, Chairman, President and Chief Executive Officer (2002-2007) of Northern Trust Global Advisors, Inc. and Chief Executive Officer (2007) of Northern Trust Global Investments Limited; CPA.

John L. MacCarthy	Executive Vice President and Secretary	Director, Executive Vice President and Secretary of Nuveen Fund Advisors, Inc.; Executive Vice President (since 2008), Secretary and General Counsel (since 2006) of Nuveen Investments, Inc., Nuveen Investments, LLC and Nuveen Investments Holdings, Inc.; Executive Vice President (since 2008) and Secretary (since 2006) of Nuveen Investments Advisers Inc., NWQ Holdings, LLC, NWQ Investment Management Company, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC, Santa Barbara Asset Management, LLC, Nuveen HydePark Group, LLC and Nuveen Investment Solutions, Inc.; Director, Vice President and Secretary of Winslow Capital Management, Inc.

Charles R. Manzoni, Jr.	Executive Vice President and General Counsel	Formerly, Chief Risk Officer, and Secretary and General Counsel, director on Board of Directors, FAF Advisors.

Sherri A. Hlavacek	Managing Director and Corporate Controller	Managing Director and Corporate Controller of Nuveen Investments, Inc., Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Nuveen Investments Holdings, Inc. and (since 2011) Nuveen Fund Advisers, Inc.; Vice President and Controller of Nuveen Investment Solutions, Inc., NWQ Investment Management Company, LLC, NWQ Holdings, LLC, Santa Barbara Asset Management, LLC, Tradewinds Global Investors, LLC, Symphony Asset Management LLC and Nuveen HydePark Group, LLC; Certified Public Accountant.

Mary E. Keefe	Managing Director and Chief Compliance Officer	Managing Director and Chief Compliance Officer (since 2011) of Nuveen Fund Advisors, Inc.; Managing Director (since 2004) and Director of Compliance of Nuveen Investments, Inc.; Managing Director and Chief Compliance Officer of Nuveen Investments, LLC, Nuveen Investments Advisers Inc., Symphony Asset Management LLC, Santa Barbara Asset Management, LLC, Nuveen Investment Solutions, Inc. and Nuveen HydePark Group, LLC; Vice President and Assistant Secretary of Winslow Capital Management, Inc. and NWQ Holdings, LLC.

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ITEM 32. PRINCIPAL UNDERWRITERS
     (a) Nuveen Investments, LLC (“Nuveen”) acts as principal underwriter to the following open-end management type investment companies: Nuveen Multistate Trust I, Nuveen Multistate Trust II, Nuveen Multistate Trust III, Nuveen Multistate Trust IV, Nuveen Municipal Trust, Nuveen Managed Accounts Portfolios Trust, Nuveen Investment Trust, Nuveen Investment Trust II, Nuveen Investment Trust III, Nuveen Investment Trust V, First American Strategy Funds, Inc. and the Registrant.

(b)
Name and Principal	Positions and Offices	Positions and Offices
Business Address	with Underwriter	with Registrant
John P. Amboian	Chief Executive Officer	Trustee
333 West Wacker Drive
Chicago, IL 60606

William Adams IV	Senior Executive Vice President	None
333 West Wacker Drive
Chicago, IL 60606

Lorna C. Ferguson	Managing Director	Vice President
333 West Wacker Drive
Chicago, IL 60606

Stephen D. Foy	Vice President and	Vice President and Controller
333 West Wacker Drive	Funds Controller
Chicago, IL 60606

Scott S. Grace	Managing Director and Treasurer	Vice President and Treasurer
333 West Wacker Drive
Chicago, IL 60606

Mary E. Keefe	Managing Director and	None
333 West Wacker Drive	Chief Compliance Officer
Chicago, IL 60606

John L. MacCarthy	Executive Vice President,	None
333 West Wacker Drive	Secretary and General Counsel
Chicago, IL 60606

Larry W. Martin	Vice President and Assistant	Vice President and Assistant
333 West Wacker Drive	Secretary	Secretary
Chicago, IL 60606

Kevin J. McCarthy	Managing Director and Assistant	Vice President and Secretary
333 West Wacker Drive	Secretary
Chicago, IL 60606

Glenn R. Richter	Executive Vice President	None
333 West Wacker Drive
Chicago, IL 60606

Paul C. Williams	Managing Director	None
333 West Wacker Drive
Chicago, IL 60606

Gifford R. Zimmerman 333 West Wacker Drive	Managing Director and Assistant Secretary	Chief Administrative Officer
Chicago, IL 60606

(c)	Not applicable.

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ITEM 33. LOCATION OF ACCOUNTS AND RECORDS
          Nuveen Fund Advisors, 333 West Wacker Drive, Chicago, Illinois 60606, maintains the Declaration of Trust, By-Laws, minutes of trustees and shareholder meetings and contracts of the Registrant and all advisory material of the investment adviser.
          State Street Bank and Trust Company, P.O. Box 5043, Boston, Massachusetts 02206-5043, currently maintain all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other required records not maintained by Nuveen Fund Advisors.
          Boston Financial Data Services, Inc., P.O. Box 8530, Boston, Massachusetts 02266-8530, and U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202, maintains all the required records in its capacity as transfer, dividend paying, and shareholder service agent for the Registrant.
ITEM 34. MANAGEMENT SERVICES
          Not applicable.
ITEM 35. UNDERTAKINGS
          Not applicable.

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SIGNATURES
          Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement Nos. 033-16905 and 811-05309 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 18th day of January, 2011.

FIRST AMERICAN INVESTMENT FUNDS, INC.
By:	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

          Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title		Date

/s/ Stephen D. Foy	Vice President and Controller		January 18, 2011
Stephen D. Foy	(principal financial and accounting officer)

/s/ Gifford R. Zimmerman	Chief Administrative Officer		January 18, 2011
Gifford R. Zimmerman	(principal executive officer)

Robert P. Bremner*	Chairman of the Board and Trustee

John P. Amboian*	Trustee

Jack B. Evans*	Trustee

William C. Hunter*	Trustee
		By	/s/ Kevin J. McCarthy

David J. Kundert*	Trustee		Kevin J. McCarthy Attorney-in-Fact January 18, 2011

William J. Schneider*	Trustee

Judith M. Stockdale*	Trustee

Carole E. Stone*	Trustee

Virginia L. Stringer*	Trustee

Terence J. Toth*	Trustee

*	An original power of attorney authorizing, among others, Kevin J. McCarthy and Gifford R. Zimmerman, among others, to execute this registration statement and amendments thereto, for each of the trustees of the Registrant on whose behalf this registration statement is filed, has been executed and is filed herewith.

Index to Exhibits

Exhibit Number	Name of Exhibit

(d)(16)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, Inc. and Altrinsic Global Advisors, Inc.

(d)(17)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, Inc. and Hansberger Global Investors, Inc.

(d)(18)	Investment Sub-Advisory Agreement between Nuveen Fund Advisors, Inc. and Lazard Asset Management LLC.

(h)(8)	Amendment to Amended and Restated Securities Lending Agreement dated December 30, 2010, by and between Registrant and U.S. Bank National Association.

(q)(2)	Original Powers of Attorney of Messrs. Amboian, Bremner, Evans, Hunter, Kundert, Schneider and Toth and Mss. Stockdale, Stone and Stringer, dated January 1, 2011.